Short 7-10 Year Treasury

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 90.1%

REPURCHASE AGREEMENTS(a) - 90.1%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $36,896,624 (Cost $36,896,595)	36,896,595	36,896,595

Total Investments - 90.1% (Cost $36,896,595)		36,896,595
Other assets less liabilities - 9.9%		4,039,681
Net Assets - 100.0%		40,936,276

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Short 7-10 Year Treasury

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of February 28, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	8	6/21/2021	USD	$1,061,750	$10,988

Swap Agreements

Short 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(17,822,447)	11/6/2021	Bank of America NA	0.32%	ICE U.S. Treasury 7-10 Year Bond Index	52,239
(22,097,090)	11/8/2021	Citibank NA	0.35%	ICE U.S. Treasury 7-10 Year Bond Index	(734,456)
(39,919,537)					(682,217)
				Total Unrealized Appreciation	52,239
				Total Unrealized Depreciation	(734,456)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 92.7%

REPURCHASE AGREEMENTS(a) - 40.9%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $181,628,779 (Cost $181,628,631)	181,628,631	181,628,631

U.S. TREASURY OBLIGATIONS(b) - 51.8%
U.S. Treasury Bills
0.09%, 3/4/2021(c)	25,000,000	24,999,961
0.04%, 4/1/2021(c)	30,000,000	29,999,160
0.06%, 4/8/2021(c)	50,000,000	49,998,483
0.08%, 4/15/2021(c)	10,000,000	9,999,625
0.06%, 5/13/2021(c)	40,000,000	39,996,959
0.03%, 7/1/2021(c)	25,000,000	24,996,399
0.12%, 7/15/2021(c)	25,000,000	24,996,222
0.05%, 8/12/2021(c)	25,000,000	24,994,590
TOTAL U.S. TREASURY OBLIGATIONS (Cost $229,969,886)		229,981,399

TOTAL SHORT-TERM INVESTMENTS (Cost $411,598,517)		411,610,030

Total Investments - 92.7% (Cost $411,598,517)		411,610,030
Other assets less liabilities - 7.3%		32,469,749
Net Assets - 100.0%		444,079,779

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,352,693.
(c)	The rate shown was the current yield as of February 28, 2021.

Short 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of February 28, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury Long Bond	90	6/21/2021	USD	$14,329,688	$70,176

Swap Agreements

Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
(65,432,916)	11/8/2021	Citibank NA	0.33%	ICE U.S. Treasury 20+ Year Bond Index	3,585,418
(237,448,831)	11/8/2021	Goldman Sachs International	0.23%	ICE U.S. Treasury 20+ Year Bond Index	23,701,279
(132,486,699)	11/8/2021	Societe Generale	0.20%	ICE U.S. Treasury 20+ Year Bond Index	9,006,715
(435,368,446)					36,293,412
				Total Unrealized Appreciation	36,293,412

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short Basic Materials Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 87.1%

REPURCHASE AGREEMENTS(a) - 87.1%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $1,043,831 (Cost $1,043,830)	1,043,830	1,043,830

Total Investments - 87.1% (Cost $1,043,830)		1,043,830
Other assets less liabilities - 12.9%		155,277
Net Assets - 100.0%		1,199,107

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements
Short Basic Materials had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(162,108)	1/6/2022	Bank of America NA	0.38%	Dow Jones U.S. Basic MaterialsSM Index	(11,680)
(260,681)	11/8/2021	Credit Suisse International	(0.37)%	Dow Jones U.S. Basic MaterialsSM Index	(28,513)
(12,614)	11/7/2022	Morgan Stanley & Co. International plc	0.37%	Dow Jones U.S. Basic MaterialsSM Index	526
(369,999)	11/7/2022	Societe Generale	0.03%	Dow Jones U.S. Basic MaterialsSM Index	11,098
(392,890)	11/8/2021	UBS AG	0.13%	Dow Jones U.S. Basic MaterialsSM Index	(81,578)
(1,198,292)					(110,147)
				Total Unrealized Appreciation	11,624
				Total Unrealized Depreciation	(121,771)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Dow30SM

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 98.2%

REPURCHASE AGREEMENTS(a) - 42.6%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $134,023,055 (Cost $134,022,944)	134,022,944	134,022,944

U.S. TREASURY OBLIGATIONS(b) - 55.6%
U.S. Treasury Bills
0.09%, 3/4/2021(c)	25,000,000	24,999,964
0.04%, 4/1/2021(c)	30,000,000	29,999,290
0.08%, 4/15/2021(c)	10,000,000	9,999,625
0.12%, 4/22/2021(c)	25,000,000	24,999,187
0.09%, 5/20/2021(c)	10,000,000	9,999,256
0.03%, 7/1/2021(c)	25,000,000	24,996,929
0.12%, 7/15/2021(c)	25,000,000	24,996,694
0.05%, 8/12/2021(c)	25,000,000	24,995,017
TOTAL U.S. TREASURY OBLIGATIONS (Cost $174,972,012)		174,985,962

TOTAL SHORT-TERM INVESTMENTS (Cost $308,994,956)		309,008,906

Total Investments - 98.2% (Cost $308,994,956)		309,008,906
Other assets less liabilities - 1.8%		5,550,731
Net Assets - 100.0%		314,559,637

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $30,241,215.
(c)	The rate shown was the current yield as of February 28, 2021.

Short Dow30SM

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of February 28, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	296	3/19/2021	USD	$45,749,760	$48,515

Swap Agreements

Short Dow30SM had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(63,009,238)	12/6/2021	Bank of America NA	(0.12)%	Dow Jones Industrial AverageSM	(6,908,795)
(23,292,075)	11/8/2021	BNP Paribas SA	(0.37)%	Dow Jones Industrial AverageSM	(3,627,269)
(57,224,885)	11/7/2022	Citibank NA	(0.40)%	Dow Jones Industrial AverageSM	218,736
(67,618,161)	11/8/2021	Credit Suisse International	(0.42)%	Dow Jones Industrial AverageSM	(2,038,315)
(9,310,643)	11/8/2021	Goldman Sachs International	(0.29)%	Dow Jones Industrial AverageSM	(289,978)
(27,684,471)	11/7/2022	Societe Generale	(0.17)%	Dow Jones Industrial AverageSM	(136,848)
(20,659,792)	11/8/2021	UBS AG	(0.32)%	Dow Jones Industrial AverageSM	(7,414,570)
(268,799,265)					(20,197,039)
				Total Unrealized Appreciation	218,736
				Total Unrealized Depreciation	(20,415,775)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short Financials

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 98.8%

REPURCHASE AGREEMENTS(a) - 98.8%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $12,108,739 (Cost $12,108,731)	12,108,731	12,108,731

Total Investments - 98.8% (Cost $12,108,731)		12,108,731
Other assets less liabilities - 1.2%		141,984
Net Assets - 100.0%		12,250,715

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short Financials had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(1,904,264)	1/6/2022	Bank of America NA	(0.02)%	Dow Jones U.S. FinancialsSM Index[c]	(160,267)
(610,855)	1/6/2022	BNP Paribas SA	(0.27)%	Dow Jones U.S. FinancialsSM Index[c]	(143,892)
(1,243,501)	11/7/2022	Citibank NA	(0.24)%	Dow Jones U.S. FinancialsSM Index[c]	(115,995)
(1,530,300)	11/8/2021	Credit Suisse International	(0.37)%	Dow Jones U.S. FinancialsSM Index[c]	(1,583,579)
(1,604,812)	1/6/2022	Goldman Sachs International	(0.34)%	Dow Jones U.S. FinancialsSM Index[c]	(127,242)
(1,398,851)	11/7/2022	Morgan Stanley & Co. International plc	0.41%	Dow Jones U.S. FinancialsSM Index[c]	(73,418)
(2,974,842)	1/6/2022	Societe Generale	(0.17)%	Dow Jones U.S. FinancialsSM Index[c]	(288,325)
(980,601)	11/8/2021	UBS AG	(0.22)%	Dow Jones U.S. FinancialsSM Index[c]	(1,378,243)
(12,248,026)					(3,870,961)
				Total Unrealized Depreciation	(3,870,961)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

Short FTSE China 50

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 92.7%

REPURCHASE AGREEMENTS(a) - 92.7%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $3,788,094 (Cost $3,788,093)	3,788,093	3,788,093

Total Investments - 92.7% (Cost $3,788,093)		3,788,093
Other assets less liabilities - 7.3%		297,248
Net Assets - 100.0%		4,085,341

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Short FTSE China 50 had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation ($)
(1,011,872)	11/9/2022	Bank of America NA	1.38%	iShares® China Large-Cap ETF	(32,829)
(628,805)	11/9/2021	Citibank NA	2.66%	iShares® China Large-Cap ETF	(314,742)
(394,161)	11/9/2021	Goldman Sachs International	1.66%	iShares® China Large-Cap ETF	(193,936)
(1,783,500)	11/9/2021	Societe Generale	1.58%	iShares® China Large-Cap ETF	(569,436)
(229,498)	11/9/2021	UBS AG	1.63%	iShares® China Large-Cap ETF	(10,680)
(4,047,836)					(1,121,623)
				Total Unrealized Depreciation	(1,121,623)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short High Yield

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 67.7%

REPURCHASE AGREEMENTS(a) - 67.7%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $44,362,778 (Cost $44,362,740)	44,362,740	44,362,740

Total Investments - 67.7% (Cost $44,362,740)		44,362,740
Other assets less liabilities - 32.3%		21,191,334
Net Assets - 100.0%		65,554,074

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Short High Yield

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Swap Agreementsa

Short High Yield had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(16,354,487)	11/8/2021	Citibank NA	2.63%	iShares® iBoxx $ High Yield Corporate Bond ETF	(3,656,266)
(20,051,174)	11/8/2021	Credit Suisse International	0.18%	iShares® iBoxx $ High Yield Corporate Bond ETF	(12,061,550)
(28,805,352)	11/8/2021	Goldman Sachs International	1.91%	iShares® iBoxx $ High Yield Corporate Bond ETF	9,388,160
(65,211,013)					(6,329,656)
				Total Unrealized Appreciation	9,388,160
				Total Unrealized Depreciation	(15,717,816)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short MidCap400

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 97.7%

REPURCHASE AGREEMENTS(a) - 97.7%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $16,963,762 (Cost $16,963,749)	16,963,749	16,963,749

Total Investments - 97.7% (Cost $16,963,749)		16,963,749
Other assets less liabilities - 2.3%		396,205
Net Assets - 100.0%		17,359,954

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Short MidCap400

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of February 28, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	7	3/19/2021	USD	$1,746,290	$(60,316)

Swap Agreements

Short MidCap400 had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(1,115,828)	12/6/2021	Bank of America NA	(0.22)%	S&P MidCap 400®	(175,849)
(1,260,611)	11/8/2021	BNP Paribas SA	(0.22)%	S&P MidCap 400®	(309,099)
(4,930,114)	12/6/2021	Citibank NA	(0.29)%	S&P MidCap 400®	(1,602,085)
(4,071,400)	11/8/2021	Credit Suisse International	(0.32)%	S&P MidCap 400®	(3,070,920)
(1,308,040)	11/7/2022	Morgan Stanley & Co. International plc	0.55%	S&P MidCap 400®	(57,282)
(2,925,617)	1/6/2022	Societe Generale	0.20%	S&P MidCap 400®	(395,118)
(15,611,610)					(5,610,353)
				Total Unrealized Depreciation	(5,610,353)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short MSCI EAFE Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 91.7%

REPURCHASE AGREEMENTS(a) - 91.7%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $10,551,156 (Cost $10,551,146)	10,551,146	10,551,146

Total Investments - 91.7% (Cost $10,551,146)		10,551,146
Other assets less liabilities - 8.3%		955,345
Net Assets - 100.0%		11,506,491

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Short MSCI EAFE had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,973,255)	12/13/2021	Citibank NA	0.31%	iShares® MSCI EAFE ETF	(54,325)
(3,027,441)	11/9/2022	Credit Suisse International	(0.57)%	iShares® MSCI EAFE ETF	76,700
(2,386,635)	11/9/2021	Goldman Sachs International	(0.09)%	iShares® MSCI EAFE ETF	(898,896)
(1,961,215)	11/9/2021	Societe Generale	0.73%	iShares® MSCI EAFE ETF	(227,458)
(2,088,306)	12/13/2021	UBS AG	0.28%	iShares® MSCI EAFE ETF	(38,275)
(11,436,852)					(1,142,254)
				Total Unrealized Appreciation	76,700
				Total Unrealized Depreciation	(1,218,954)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short MSCI Emerging Markets

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 84.1%

REPURCHASE AGREEMENTS(a) - 84.1%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $18,589,186 (Cost $18,589,170)	18,589,170	18,589,170

Total Investments - 84.1% (Cost $18,589,170)		18,589,170
Other assets less liabilities - 15.9%		3,515,343
Net Assets - 100.0%		22,104,513

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Short MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(2,106,222)	11/9/2021	Bank of America NA	0.68%	iShares® MSCI Emerging Markets ETF	(409,567)
(5,422,150)	11/9/2022	Citibank NA	0.46%	iShares® MSCI Emerging Markets ETF	7,459
(5,171,596)	11/9/2021	Credit Suisse International	0.08%	iShares® MSCI Emerging Markets ETF	(4,028,575)
(2,325,457)	11/9/2022	Goldman Sachs International	1.91%	iShares® MSCI Emerging Markets ETF	37,450
(609,421)	11/9/2021	Morgan Stanley & Co. International plc	0.13%	iShares® MSCI Emerging Markets ETF	(402,489)
(314,498)	11/9/2021	Societe Generale	1.63%	iShares® MSCI Emerging Markets ETF	(278,066)
(5,980,678)	11/9/2022	UBS AG	0.98%	iShares® MSCI Emerging Markets ETF	180,414
(21,930,022)					(4,893,374)
				Total Unrealized Appreciation	225,323
				Total Unrealized Depreciation	(5,118,697)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Oil & Gas Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 98.5%

REPURCHASE AGREEMENTS(a) - 98.5%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $2,433,199 (Cost $2,433,196)	2,433,196	2,433,196

Total Investments - 98.5% (Cost $2,433,196)		2,433,196
Other assets less liabilities - 1.5%		37,490
Net Assets - 100.0%		2,470,686

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short Oil & Gas had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(1,158,340)	1/6/2022	Bank of America NA	0.18%	Dow Jones U.S. Oil & GasSM Index	(198,456)
(424,120)	11/8/2021	Credit Suisse International	(0.37)%	Dow Jones U.S. Oil & GasSM Index	(380,879)
(413,073)	1/6/2022	Goldman Sachs International	(0.24)%	Dow Jones U.S. Oil & GasSM Index	(77,217)
(200,027)	11/7/2022	Morgan Stanley & Co. International plc	0.64%	Dow Jones U.S. Oil & GasSM Index	(48,560)
(194,898)	11/7/2022	Societe Generale	0.03%	Dow Jones U.S. Oil & GasSM Index	(83,402)
(79,301)	11/8/2021	UBS AG	0.03%	Dow Jones U.S. Oil & GasSM Index	(698,160)
(2,469,759)					(1,486,674)
				Total Unrealized Depreciation	(1,486,674)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short QQQ Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 95.8%

REPURCHASE AGREEMENTS(a) - 33.6%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $205,124,942 (Cost $205,124,775)	205,124,775	205,124,775

U.S. TREASURY OBLIGATIONS(b) - 62.2%
U.S. Treasury Bills
0.09%, 3/4/2021(c)	25,000,000	24,999,964
0.10%, 3/11/2021(c)	25,000,000	24,999,855
0.06%, 3/18/2021(c)	55,000,000	54,999,500
0.13%, 3/25/2021(c)	25,000,000	24,999,646
0.04%, 4/1/2021(c)	30,000,000	29,999,290
0.08%, 4/15/2021(c)	10,000,000	9,999,625
0.12%, 4/22/2021(c)	25,000,000	24,999,187
0.06%, 5/13/2021(c)	30,000,000	29,998,124
0.09%, 5/20/2021(c)	10,000,000	9,999,256
0.11%, 6/17/2021(c)	50,000,000	49,994,625
0.03%, 7/1/2021(c)	25,000,000	24,996,929
0.12%, 7/15/2021(c)	25,000,000	24,996,694
0.05%, 10/7/2021(c)	20,000,000	19,995,111
0.02%, 11/4/2021(c)	25,000,000	24,991,820
TOTAL U.S. TREASURY OBLIGATIONS (Cost $379,943,234)		379,969,626

TOTAL SHORT-TERM INVESTMENTS (Cost $585,068,009)		585,094,401

Total Investments - 95.8% (Cost $585,068,009)		585,094,401
Other assets less liabilities - 4.2%		25,710,162
Net Assets - 100.0%		610,804,563

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $49,162,287.
(c)	The rate shown was the current yield as of February 28, 2021.

Short QQQ Schedule of Portfolio Investments February 28, 2021 (Unaudited)

Futures Contracts Sold

Short QQQ had the following open short futures contracts as of February 28, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	163	3/19/2021	USD	$42,089,860	$1,064,815

Swap Agreements

Short QQQ had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(29,588,436)	12/6/2021	Bank of America NA	(0.07)%	NASDAQ-100 Index®	865,483
(51,211,748)	11/8/2021	BNP Paribas SA	(0.32)%	NASDAQ-100 Index®	(5,545,138)
(60,015,987)	11/7/2022	Citibank NA	(0.40)%	NASDAQ-100 Index®	1,771,632
(139,137,944)	11/8/2021	Credit Suisse International	(0.42)%	NASDAQ-100 Index®	(4,323,346)
(59,112,326)	11/7/2022	Goldman Sachs International	(0.39)%	NASDAQ-100 Index®	3,080,401
(100,396,715)	11/8/2021	J.P. Morgan Securities	(0.24)%	NASDAQ-100 Index®	2,866,341
(24,811,944)	11/7/2022	Morgan Stanley & Co. International plc	0.08%	NASDAQ-100 Index®	(577,792)
(79,289,780)	11/7/2022	Societe Generale	(0.57)%	NASDAQ-100 Index®	(2,905,297)
(25,144,078)	11/8/2021	UBS AG	(0.27)%	NASDAQ-100 Index®	(5,855,535)
(568,708,958)					(10,623,251)
				Total Unrealized Appreciation	8,583,857
				Total Unrealized Depreciation	(19,207,108)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short Real Estate Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 95.8%

REPURCHASE AGREEMENTS(a) - 95.8%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $9,579,728 (Cost $9,579,720)	9,579,720	9,579,720

Total Investments - 95.8% (Cost $9,579,720)		9,579,720
Other assets less liabilities - 4.2%		424,070
Net Assets - 100.0%		10,003,790

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short Real Estate had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(1,883,890)	12/6/2021	Bank of America NA	(0.47)%	Dow Jones U.S. Real EstateSM Index	(156,376)
(798,015)	1/6/2022	BNP Paribas SA	(0.27)%	Dow Jones U.S. Real EstateSM Index	(46,912)
(1,669,788)	11/8/2021	Credit Suisse International	(0.42)%	Dow Jones U.S. Real EstateSM Index	(101,834)
(1,770,863)	11/7/2022	Morgan Stanley & Co. International plc	0.42%	Dow Jones U.S. Real EstateSM Index	(94,557)
(2,235,946)	11/7/2022	Societe Generale	(0.12)%	Dow Jones U.S. Real EstateSM Index	(129,200)
(1,644,861)	11/8/2021	UBS AG	0.13%	Dow Jones U.S. Real EstateSM Index	(529,005)
(10,003,363)					(1,057,884)
				Total Unrealized Depreciation	(1,057,884)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Russell2000 Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 105.6%

REPURCHASE AGREEMENTS(a) - 51.1%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $149,900,564 (Cost $149,900,437)	149,900,437	149,900,437

U.S. TREASURY OBLIGATIONS(b) - 54.5%
U.S. Treasury Bills
0.03%, 3/18/2021(c)	40,000,000	39,999,639
0.08%, 4/15/2021(c)	10,000,000	9,999,625
0.12%, 4/22/2021(c)	25,000,000	24,999,187
0.09%, 5/20/2021(c)	10,000,000	9,999,256
0.03%, 7/1/2021(c)	25,000,000	24,996,929
0.12%, 7/15/2021(c)	25,000,000	24,996,694
0.02%, 11/4/2021(c)	25,000,000	24,991,820
TOTAL U.S. TREASURY OBLIGATIONS (Cost $159,975,051)		159,983,150

TOTAL SHORT-TERM INVESTMENTS (Cost $309,875,488)		309,883,587

Total Investments - 105.6% (Cost $309,875,488)		309,883,587
Liabilities in excess of other assets - (5.6%)		(16,399,531)
Net Assets - 100.0%		293,484,056

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $42,644,766.
(c)	The rate shown was the current yield as of February 28, 2021.

Short Russell2000 Schedule of Portfolio Investments February 28, 2021 (Unaudited)

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of February 28, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Russell 2000 E-Mini Index	207	3/19/2021	USD	$22,761,720	$(492,002)

Swap Agreements

Short Russell2000 had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(4,320,661)	11/7/2022	Bank of America NA	0.88%	Russell 2000® Index	(763,843)
(15,995,030)	11/8/2021	BNP Paribas SA	0.28%	Russell 2000® Index	(3,486,281)
(37,593,934)	12/6/2021	Citibank NA	0.10%	Russell 2000® Index	(794,402)
(24,885,071)	11/8/2021	Credit Suisse International	(0.27)%	Russell 2000® Index	(4,393,667)
(109,054,174)	11/7/2022	Goldman Sachs International	0.16%	Russell 2000® Index	2,754,514
(10,201,867)	11/7/2022	Morgan Stanley & Co. International plc	0.74%	Russell 2000® Index	131,721
(38,212,429)	1/6/2022	Societe Generale	0.28%	Russell 2000® Index	(5,576,198)
(30,446,378)	11/8/2021	UBS AG	0.38%	Russell 2000® Index	(9,149,823)
(270,709,544)					(21,277,979)
				Total Unrealized Appreciation	2,886,235
				Total Unrealized Depreciation	(24,164,214)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short S&P500®

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 107.4%

REPURCHASE AGREEMENTS(a) - 20.7%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $364,572,339 (Cost $364,572,040)	364,572,040	364,572,040

U.S. TREASURY OBLIGATIONS(b) - 86.7%
U.S. Treasury Bills
0.11%, 3/4/2021(c)	125,000,000	124,999,818
0.10%, 3/11/2021(c)	50,000,000	49,999,711
0.13%, 3/25/2021(c)	50,000,000	49,999,291
0.04%, 4/1/2021(c)	50,000,000	49,998,816
0.06%, 4/8/2021(c)	50,000,000	49,998,351
0.03%, 4/15/2021(c)	50,000,000	49,998,125
0.12%, 4/22/2021(c)	25,000,000	24,999,187
0.02%, 4/29/2021(c)	100,000,000	99,995,083
0.04%, 5/6/2021(c)	50,000,000	49,997,556
0.06%, 5/13/2021(c)	50,000,000	49,996,874
0.07%, 5/20/2021(c)	100,000,000	99,992,556
0.03%, 6/3/2021(c)	100,000,000	99,990,791
0.11%, 6/17/2021(c)	100,000,000	99,989,250
0.03%, 6/24/2021(c)	100,000,000	99,988,819
0.03%, 7/1/2021(c)	75,000,000	74,990,786
0.12%, 7/15/2021(c)	25,000,000	24,996,694
0.04%, 7/22/2021(c)	100,000,000	99,984,608
0.08%, 8/12/2021(c)	100,000,000	99,980,069
0.12%, 9/9/2021(c)	125,000,000	124,970,834
0.05%, 10/7/2021(c)	50,000,000	49,987,778
0.02%, 11/4/2021(c)	50,000,000	49,983,639
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,524,737,052)		1,524,838,636

TOTAL SHORT-TERM INVESTMENTS (Cost $1,889,309,092)		1,889,410,676

Total Investments - 107.4% (Cost $1,889,309,092)		1,889,410,676
Liabilities in excess of other assets - (7.4%)		(130,022,176)
Net Assets - 100.0%		1,759,388,500

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $247,240,614.
(c)	The rate shown was the current yield as of February 28, 2021.

Short S&P500®

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Futures Contracts Sold
Short S&P500® had the following open short futures contracts as of February 28, 2021:
	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P 500 E-Mini Index	1,108	3/19/2021	USD	$211,029,680	$(1,015,029)

Swap Agreements

Short S&P500® had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(467,384,191)	12/6/2021	Bank of America NA	(0.07)%	S&P 500®	(52,897,474)
(104,227,330)	11/8/2021	BNP Paribas SA	(0.37)%	S&P 500®	(27,446,541)
(245,350,404)	11/7/2022	Citibank NA	(0.40)%	S&P 500®	1,296,574
(118,869,769)	11/8/2021	Credit Suisse International	(0.42)%	S&P 500®	(4,944,632)
(219,183,048)	11/7/2022	Goldman Sachs International	(0.44)%	S&P 500®	4,627,958
(54,198,364)	11/8/2021	J.P. Morgan Securities	(0.24)%	S&P 500®	652,726
(21,856,945)	11/7/2022	Morgan Stanley & Co. International plc	0.37%	S&P 500®	(423,876)
(170,861,477)	11/7/2022	Societe Generale	(0.17)%	S&P 500®	(6,027,664)
(146,179,357)	11/8/2021	UBS AG	(0.27)%	S&P 500®	(40,105,348)
(1,548,110,885)					(125,268,277)
				Total Unrealized Appreciation	6,577,258
				Total Unrealized Depreciation	(131,845,535)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short SmallCap600

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 102.5%

REPURCHASE AGREEMENTS(a) - 102.5%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $6,205,591 (Cost $6,205,585)	6,205,585	6,205,585

Total Investments - 102.5% (Cost $6,205,585)		6,205,585
Liabilities in excess of other assets - (2.5%)		(152,983)
Net Assets - 100.0%		6,052,602

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short SmallCap600 had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(1,277,281)	11/7/2022	Bank of America NA	(0.04)%	S&P SmallCap 600®	(93,224)
(975,541)	12/6/2021	Citibank NA	(0.24)%	S&P SmallCap 600®	(352,598)
(1,168,604)	11/8/2021	Credit Suisse International	(0.37)%	S&P SmallCap 600®	(1,352,915)
(850,242)	11/7/2022	Morgan Stanley & Co. International plc	0.58%	S&P SmallCap 600®	(115,181)
(848,964)	11/7/2022	Societe Generale	0.28%	S&P SmallCap 600®	(67,614)
(930,792)	11/7/2022	UBS AG	0.03%	S&P SmallCap 600®	(73,149)
(6,051,424)					(2,054,681)
				Total Unrealized Depreciation	(2,054,681)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra 7-10 Year Treasury

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 71.8%

U.S. Treasury Bonds
5.50%, 8/15/2028	129,000	168,758
5.25%, 11/15/2028	179,000	232,266
5.25%, 2/15/2029	118,000	153,907
6.13%, 8/15/2029	95,000	132,139
6.25%, 5/15/2030(a)	161,000	229,828
5.38%, 2/15/2031	185,000	253,696
U.S. Treasury Notes
2.88%, 5/15/2028	1,473,000	1,645,502
2.88%, 8/15/2028	1,489,000	1,665,470
3.13%, 11/15/2028	1,438,000	1,636,511
2.63%, 2/15/2029	1,422,000	1,568,088
2.38%, 5/15/2029	1,175,000	1,273,865
1.63%, 8/15/2029	1,027,000	1,052,274
1.75%, 11/15/2029	766,000	792,152
1.50%, 2/15/2030	1,359,000	1,373,758
0.63%, 5/15/2030	1,837,000	1,712,859
0.63%, 8/15/2030	2,411,000	2,239,970
0.88%, 11/15/2030(a)	2,636,000	2,500,905
1.13%, 2/15/2031	924,000	895,702
TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,102,143)		19,527,650

SHORT-TERM INVESTMENTS - 28.4%

REPURCHASE AGREEMENTS(b) - 28.4%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $7,724,182 (Cost $7,724,176)	7,724,176	7,724,176

Total Investments - 100.2% (Cost $26,826,319)		27,251,826
Liabilities in excess of other assets - (0.2%)		(65,314)
Net Assets - 100.0%		27,186,512

(a)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $695,098, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 21.89%, and maturity dates ranging from April 15, 2021 – April 20, 2070; a total value of $709,751.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra 7-10 Year Treasury

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Futures Contracts Purchased
Ultra 7-10 Year Treasury had the following open long futures contracts as of February 28, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	4	6/21/2021	USD	$530,875	$(5,381)

Swap Agreements

Ultra 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
11,796,122	11/8/2021	Citibank NA	(0.03)%	ICE U.S. Treasury 7-10 Year Bond Index	(676,590)
22,728,364	11/8/2021	Goldman Sachs International	(0.03)%	ICE U.S. Treasury 7-10 Year Bond Index	(746,940)
34,524,486					(1,423,530)
				Total Unrealized Depreciation	(1,423,530)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 46.0%

U.S. Treasury Bonds
4.38%, 5/15/2041	132,700	184,899
3.75%, 8/15/2041	136,100	175,303
3.13%, 11/15/2041	142,100	167,800
3.13%, 2/15/2042	164,400	194,262
3.00%, 5/15/2042	140,100	162,242
2.75%, 8/15/2042	184,100	205,070
2.75%, 11/15/2042	248,600	276,529
3.13%, 2/15/2043	230,300	271,970
2.88%, 5/15/2043	336,800	382,557
3.63%, 8/15/2043	269,500	343,128
3.75%, 11/15/2043	261,100	338,614
3.63%, 2/15/2044	325,800	415,344
3.38%, 5/15/2044	313,700	385,361
3.13%, 8/15/2044	340,200	402,100
3.00%, 11/15/2044	307,100	355,804
2.50%, 2/15/2045	370,300	393,559
3.00%, 5/15/2045	271,600	315,247
2.88%, 8/15/2045	303,600	345,084
3.00%, 11/15/2045	155,900	181,088
2.50%, 2/15/2046	341,800	363,430
2.50%, 5/15/2046	335,600	356,549
2.25%, 8/15/2046	362,600	367,189
2.88%, 11/15/2046	303,000	345,018
3.00%, 2/15/2047	324,900	378,889
3.00%, 5/15/2047	242,800	283,336
2.75%, 8/15/2047	351,600	392,419
2.75%, 11/15/2047	362,500	404,726
3.00%, 2/15/2048	415,100	485,732
3.13%, 5/15/2048	437,200	523,445
3.00%, 8/15/2048	480,600	563,466
3.38%, 11/15/2048	485,800	609,375
3.00%, 2/15/2049	515,200	605,521
2.88%, 5/15/2049	513,100	589,824
2.25%, 8/15/2049	522,400	530,277
2.38%, 11/15/2049	447,600	466,763
2.00%, 2/15/2050	552,100	530,447
1.25%, 5/15/2050	638,100	507,489
1.38%, 8/15/2050(a)	744,400	612,036
1.63%, 11/15/2050(a)	790,000	692,670
1.88%, 2/15/2051	290,000	270,516
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,155,985)		15,375,078

SHORT-TERM INVESTMENTS - 32.7%

REPURCHASE AGREEMENTS(b) - 32.7%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $10,935,061 (Cost $10,935,052)	10,935,052	10,935,052

Total Investments - 78.7% (Cost $29,091,037)		26,310,130
Other assets less liabilities - 21.3%		7,103,569
Net Assets - 100.0%		33,413,699

(a)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $1,173,445, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 21.89%, and maturity dates ranging from July 31, 2021 – April 20, 2070; a total value of $1,167,485. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Futures Contracts Purchased
Ultra 20+ Year Treasury had the following open long futures contracts as of February 28, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	5	6/21/2021	USD	$796,094	$(3,758)

Swap Agreements

Ultra 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
36,700,875	11/8/2021	Bank of America NA	0.02%	ICE U.S. Treasury 20+ Year Bond Index	(2,791,483)
2,411,322	11/8/2021	Citibank NA	(0.03)%	ICE U.S. Treasury 20+ Year Bond Index	5,663,663
11,777,033	11/8/2021	Societe Generale	0.22%	ICE U.S. Treasury 20+ Year Bond Index	(2,028,825)
50,889,230					843,355
				Total Unrealized Appreciation	5,663,663
				Total Unrealized Depreciation	(4,820,308)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra Basic Materials

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 76.9%

Chemicals - 61.9%
Air Products and Chemicals, Inc.	10,515	2,687,844
Albemarle Corp.	5,475	860,725
Ashland Global Holdings, Inc.	2,595	218,291
Axalta Coating Systems Ltd.*	9,971	272,607
Celanese Corp.	5,562	772,617
CF Industries Holdings, Inc.	10,177	460,815
Chemours Co. (The)	7,829	184,216
Corteva, Inc.	35,444	1,600,297
Dow, Inc.	35,289	2,092,991
DuPont de Nemours, Inc.	25,380	1,784,722
Eastman Chemical Co.	6,445	704,181
Ecolab, Inc.	11,815	2,473,588
Element Solutions, Inc.	10,349	186,800
FMC Corp.	6,174	627,834
Huntsman Corp.	9,453	258,067
Ingevity Corp.*	1,964	136,459
International Flavors & Fragrances, Inc.	11,765	1,594,275
Linde plc	24,971	6,099,666
LyondellBasell Industries NV, Class A	12,233	1,261,100
Mosaic Co. (The)	16,412	482,513
NewMarket Corp.	347	131,506
PPG Industries, Inc.	11,238	1,515,107
RPM International, Inc.	6,182	492,335
Scotts Miracle-Gro Co. (The)	1,936	412,658
Valvoline, Inc.	8,814	219,997
W R Grace & Co.	2,961	175,469
Westlake Chemical Corp.	1,641	140,453
		27,847,133
Metals & Mining - 15.0%
Alcoa Corp.*	8,846	217,169
Commercial Metals Co.	5,713	143,682
Freeport-McMoRan, Inc.*	69,121	2,343,893
Newmont Corp.	38,219	2,078,349
Nucor Corp.	14,362	859,135
Reliance Steel & Aluminum Co.	3,033	400,963
Royal Gold, Inc.	3,121	323,679
Steel Dynamics, Inc.	9,502	395,093
		6,761,963
TOTAL COMMON STOCKS (Cost $31,860,207)		34,609,096

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 6.4%

REPURCHASE AGREEMENTS(b) - 6.4%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $2,867,067 (Cost $2,867,065)	2,867,065	2,867,065

Total Investments - 83.3% (Cost $34,727,272)		37,476,161
Other assets less liabilities - 16.7%		7,488,793
Net Assets - 100.0%		44,964,954

Ultra Basic Materials

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $6,745,757.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Basic Materials had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
4,272,888	1/6/2022	Bank of America NA	0.42%	iShares® U.S. Basic Materials ETF	193,376
11,815,664	1/6/2022	Bank of America NA	0.37%	Dow Jones U.S. Basic MaterialsSM Index	350,991
5,572,871	12/6/2021	Citibank NA	0.39%	Dow Jones U.S. Basic MaterialsSM Index	536,264
5,912,036	11/8/2021	Credit Suisse International	0.67%	Dow Jones U.S. Basic MaterialsSM Index	2,466,519
1,959,311	1/6/2022	Goldman Sachs International	0.59%	Dow Jones U.S. Basic MaterialsSM Index	17,325
6,977,816	1/6/2022	Goldman Sachs International	0.12%	iShares® U.S. Basic Materials ETF	157,319
141,085	11/7/2022	Morgan Stanley & Co. International plc	0.13%	Dow Jones U.S. Basic MaterialsSM Index	(5,985)
1,762,981	11/7/2022	Morgan Stanley & Co. International plc	0.32%	iShares® U.S. Basic Materials ETF	(74,842)
6,608,587	11/7/2022	Societe Generale	0.62%	Dow Jones U.S. Basic MaterialsSM Index	(445,009)
10,343,144	11/8/2021	UBS AG	0.47%	Dow Jones U.S. Basic MaterialsSM Index	658,796
55,366,383					3,854,754
				Total Unrealized Appreciation	4,380,590
				Total Unrealized Depreciation	(525,836)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Consumer Goods

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 75.5%

Auto Components - 1.9%
Aptiv plc*	784	117,474
Autoliv, Inc.*	228	20,520
BorgWarner, Inc.	712	32,040
Gentex Corp.	715	25,297
Lear Corp.	158	26,242
		221,573
Automobiles - 15.9%
Ford Motor Co.*	11,359	132,900
General Motors Co.	3,660	187,868
Harley-Davidson, Inc.(b)	447	15,944
Tesla, Inc.*	2,204	1,488,802
Thor Industries, Inc.	160	18,730
		1,844,244
Beverages - 12.2%
Boston Beer Co., Inc. (The), Class A*	27	27,775
Brown-Forman Corp., Class B	531	38,009
Coca-Cola Co. (The)	11,240	550,647
Constellation Brands, Inc., Class A	493	105,571
Keurig Dr Pepper, Inc.	1,680	51,273
Molson Coors Beverage Co., Class B	548	24,359
Monster Beverage Corp.*	1,074	94,233
National Beverage Corp.(b)	68	3,241
PepsiCo, Inc.	4,015	518,698
		1,413,806
Distributors - 0.7%
Genuine Parts Co.	418	44,036
Pool Corp.	116	38,834
		82,870
Diversified Financial Services - 0.1%
Jefferies Financial Group, Inc.	603	17,511

Entertainment - 3.7%
Activision Blizzard, Inc.	2,246	214,740
Electronic Arts, Inc.	842	112,803
Playtika Holding Corp.*	203	6,039
Take-Two Interactive Software, Inc.*	334	61,610
Zynga, Inc., Class A*	2,919	32,547
		427,739
Food & Staples Retailing - 0.4%
Performance Food Group Co.*	389	21,099
US Foods Holding Corp.*	645	23,517
		44,616
Food Products - 9.1%
Archer-Daniels-Midland Co.	1,617	91,490
Beyond Meat, Inc.*	145	21,095
Bunge Ltd.	406	31,091
Campbell Soup Co.	589	26,788
Conagra Brands, Inc.	1,422	48,248
Darling Ingredients, Inc.*	471	29,692
Flowers Foods, Inc.	573	12,463
General Mills, Inc.	1,778	97,808
Hain Celestial Group, Inc. (The)*	241	10,165
Hershey Co. (The)	429	62,484
Hormel Foods Corp.	818	37,931
Ingredion, Inc.	194	17,499
J M Smucker Co. (The)	332	37,184
Kellogg Co.	740	42,705
Kraft Heinz Co. (The)	1,885	68,576
Lamb Weston Holdings, Inc.	425	33,902
Lancaster Colony Corp.	57	9,956
McCormick & Co., Inc. (Non-Voting)	723	60,934
Mondelez International, Inc., Class A	4,156	220,933
Pilgrim's Pride Corp.*	145	3,247
Post Holdings, Inc.*	179	17,195
Seaboard Corp.	1	3,313
TreeHouse Foods, Inc.*(b)	166	8,303
Tyson Foods, Inc., Class A	856	57,926
		1,050,928
Household Durables - 3.3%
DR Horton, Inc.	964	74,103
Helen of Troy Ltd.*(b)	73	15,826
Leggett & Platt, Inc.	387	16,746
Lennar Corp., Class A	800	66,376
Lennar Corp., Class B	46	3,043
Mohawk Industries, Inc.*	175	30,623
Newell Brands, Inc.	1,100	25,487
NVR, Inc.*	10	45,008
PulteGroup, Inc.	780	35,186
Tempur Sealy International, Inc.	560	18,710
Toll Brothers, Inc.	334	17,842
Whirlpool Corp.	182	34,595
		383,545
Household Products - 11.5%
Church & Dwight Co., Inc.	722	56,858
Clorox Co. (The)	367	66,445
Colgate-Palmolive Co.	2,491	187,323
Energizer Holdings, Inc.	170	7,106
Kimberly-Clark Corp.	988	126,790
Procter & Gamble Co. (The)	7,206	890,157
Reynolds Consumer Products, Inc.	160	4,418
		1,339,097
Leisure Products - 1.6%
Brunswick Corp.	228	20,148
Hasbro, Inc.	370	34,673
Mattel, Inc.*	1,014	20,483
Peloton Interactive, Inc., Class A*	743	89,509
Polaris, Inc.	168	19,784
		184,597
Machinery - 0.7%
Stanley Black & Decker, Inc.	466	81,475

Personal Products - 1.8%
Coty, Inc., Class A*	828	6,351
Estee Lauder Cos., Inc. (The), Class A	658	188,096
Herbalife Nutrition Ltd.*	284	12,774
		207,221
Textiles, Apparel & Luxury Goods - 7.3%
Carter's, Inc.	127	10,601
Columbia Sportswear Co.	89	9,173
Deckers Outdoor Corp.*	82	26,741
Hanesbrands, Inc.	1,016	17,973
Levi Strauss & Co., Class A(b)	195	4,536
Lululemon Athletica, Inc.*	344	107,218
NIKE, Inc., Class B	3,647	491,543
PVH Corp.	207	20,692
Ralph Lauren Corp.	140	16,391

Ultra Consumer Goods

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Skechers USA, Inc., Class A*	396	14,494
Tapestry, Inc.	809	34,091
Under Armour, Inc., Class A*	551	12,061
Under Armour, Inc., Class C*	567	10,319
VF Corp.	930	73,591
		849,424
Tobacco - 5.3%
Altria Group, Inc.	5,401	235,484
Philip Morris International, Inc.	4,526	380,274
		615,758
TOTAL COMMON STOCKS (Cost $8,096,716)		8,764,404

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(d)

INVESTMENT COMPANIES - 0.0%(d)
BlackRock Liquidity FedFund, Institutional Class
0.04% (Cost $2,289)	2,289	2,289

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 2.6%

REPURCHASE AGREEMENTS(e) - 2.6%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $300,106 (Cost $300,106)	300,106	300,106

Total Investments - 78.1% (Cost $8,399,111)		9,066,799
Other assets less liabilities - 21.9%		2,536,966
Net Assets - 100.0%		11,603,765

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,552,510.
(b)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $32,465, collateralized in the form of cash with a value of $2,289 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $31,268 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from March 15, 2021 – May 15, 2050; a total value of $33,557.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2021. The total value of securities purchased was $2,289.
(d)	Represents less than 0.05% of net assets.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Consumer Goods

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Swap Agreements

Ultra Consumer Goods had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
1,834,135	1/6/2022	Bank of America NA	0.12%	iShares® U.S. Consumer Goods ETF	(1,721)
2,330,504	12/15/2021	Bank of America NA	0.37%	Dow Jones U.S. Consumer GoodsSM Index	387,836
216,161	11/7/2022	Citibank NA	0.39%	Dow Jones U.S. Consumer GoodsSM Index	(13,729)
2,469,321	11/8/2021	Credit Suisse International	0.67%	Dow Jones U.S. Consumer GoodsSM Index	260,518
402,653	1/6/2022	Goldman Sachs International	0.59%	Dow Jones U.S. Consumer GoodsSM Index	836
606,946	11/7/2022	Morgan Stanley & Co. International plc	0.62%	Dow Jones U.S. Consumer GoodsSM Index	(22,071)
3,078,066	11/7/2022	Morgan Stanley & Co. International plc	0.22%	iShares® U.S. Consumer Goods ETF	(131,053)
1,874,243	12/15/2021	Societe Generale	0.62%	Dow Jones U.S. Consumer GoodsSM Index	391,311
1,630,956	11/8/2021	UBS AG	0.47%	Dow Jones U.S. Consumer GoodsSM Index	1,089,815
14,442,985					1,961,742
				Total Unrealized Appreciation	2,130,316
				Total Unrealized Depreciation	(168,574)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Consumer Services

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 72.0%

Airlines - 1.5%
Alaska Air Group, Inc.*	456	29,649
American Airlines Group, Inc.*	2,246	47,031
Delta Air Lines, Inc.*	2,345	112,419
JetBlue Airways Corp.*	1,158	21,342
Southwest Airlines Co.	2,172	126,259
United Airlines Holdings, Inc.*	1,078	56,789
		393,489
Commercial Services & Supplies - 0.5%
Copart, Inc.*	763	83,289
IAA, Inc.*	494	28,963
Rollins, Inc.	813	26,967
		139,219
Distributors - 0.1%
LKQ Corp.*	1,030	40,572

Diversified Consumer Services - 0.7%
Bright Horizons Family Solutions, Inc.*	223	35,604
Chegg, Inc.*	475	45,852
frontdoor, Inc.*	315	16,497
Grand Canyon Education, Inc.*	173	18,111
H&R Block, Inc.	677	13,019
Service Corp. International	636	30,375
Terminix Global Holdings, Inc.*(b)	486	21,875
		181,333
Entertainment - 9.2%
Liberty Media Corp.-Liberty Formula One, Class A*	96	3,722
Liberty Media Corp.-Liberty Formula One, Class C*	749	32,881
Live Nation Entertainment, Inc.*	526	46,740
Madison Square Garden Sports Corp., Class A*	64	12,311
Netflix, Inc.*	1,625	875,631
Roku, Inc.*	402	158,983
Walt Disney Co. (The)*	6,658	1,258,628
Warner Music Group Corp., Class A	328	11,634
World Wrestling Entertainment, Inc., Class A	172	8,497
		2,409,027
Food & Staples Retailing - 6.2%
Albertsons Cos., Inc., Class A(b)	176	2,846
BJ’s Wholesale Club Holdings, Inc.*	506	20,331
Casey’s General Stores, Inc.	136	27,467
Costco Wholesale Corp.	1,623	537,213
Kroger Co. (The)	2,850	91,798
Sprouts Farmers Market, Inc.*	435	9,183
Sysco Corp.	1,873	149,147
Walgreens Boots Alliance, Inc.	2,643	126,679
Walmart, Inc.	5,098	662,332
		1,626,996
Health Care Providers & Services - 0.4%
AmerisourceBergen Corp.	541	54,760
Cardinal Health, Inc.	1,080	55,642
		110,402
Hotels, Restaurants & Leisure - 9.2%
Airbnb, Inc., Class A*	189	39,000
Aramark	932	34,596
Boyd Gaming Corp.*	295	17,316
Carnival Corp.*	2,933	78,458
Chipotle Mexican Grill, Inc.*	102	147,084
Choice Hotels International, Inc.	105	11,011
Churchill Downs, Inc.	131	30,213
Cracker Barrel Old Country Store, Inc.	88	13,629
Darden Restaurants, Inc.	480	65,918
Domino’s Pizza, Inc.	144	49,897
DraftKings, Inc., Class A*	1,167	71,806
Hilton Worldwide Holdings, Inc.*	1,020	126,154
Hyatt Hotels Corp., Class A*	130	11,434
Las Vegas Sands Corp.	1,209	75,683
Marriott International, Inc., Class A*	978	144,812
Marriott Vacations Worldwide Corp.*	151	25,626
McDonald’s Corp.	2,740	564,824
MGM Resorts International	1,508	56,987
Norwegian Cruise Line Holdings Ltd.*(b)	1,162	34,349
Planet Fitness, Inc., Class A*	302	25,999
Royal Caribbean Cruises Ltd.	686	63,983
Starbucks Corp.	4,316	466,257
Texas Roadhouse, Inc.	240	21,811
Vail Resorts, Inc.	148	45,759
Wendy’s Co. (The)	660	13,484
Wyndham Hotels & Resorts, Inc.	344	22,456
Wynn Resorts Ltd.*	357	47,028
Yum! Brands, Inc.	1,109	114,815
		2,420,389
Interactive Media & Services - 0.7%
Pinterest, Inc., Class A*	1,879	151,410
TripAdvisor, Inc.*	354	17,565
ZoomInfo Technologies, Inc., Class A*	302	15,831
		184,806
Internet & Direct Marketing Retail - 20.5%
Amazon.com, Inc.*	1,567	4,846,621
Booking Holdings, Inc.*	151	351,605
Expedia Group, Inc.	500	80,500
Qurate Retail, Inc., Series A	1,428	17,736
Wayfair, Inc., Class A*	268	77,447
		5,373,909
IT Services - 0.1%
LiveRamp Holdings, Inc.*	244	15,411

Media - 7.6%
Altice USA, Inc., Class A*	1,121	37,677
Cable One, Inc.	20	38,297
Charter Communications, Inc., Class A*	536	328,793
Comcast Corp., Class A	16,789	885,116
Discovery, Inc., Class A*	590	31,288
Discovery, Inc., Class C*	1,085	48,825
DISH Network Corp., Class A*	911	28,706
Fox Corp., Class A	1,243	41,404
Fox Corp., Class B	570	18,200
Interpublic Group of Cos., Inc. (The)	1,436	37,508
Liberty Broadband Corp., Class A*	87	12,646
Liberty Broadband Corp., Class C*	778	116,319

Ultra Consumer Services

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Liberty Media Corp.-Liberty SiriusXM, Class A*	304	13,501
Liberty Media Corp.-Liberty SiriusXM, Class C*	635	28,016
New York Times Co. (The), Class A	533	27,274
News Corp., Class A	1,438	33,721
News Corp., Class B	449	10,291
Nexstar Media Group, Inc., Class A	162	22,283
Omnicom Group, Inc.	791	54,365
Sirius XM Holdings, Inc.	4,381	25,629
TEGNA, Inc.	807	14,712
ViacomCBS, Inc.(b)	2,080	134,139
ViacomCBS, Inc., Class A	39	2,506
		1,991,216
Multiline Retail - 2.4%
Dollar General Corp.	902	170,469
Dollar Tree, Inc.*	866	85,041
Kohl’s Corp.	581	32,100
Ollie’s Bargain Outlet Holdings, Inc.*	209	17,280
Target Corp.	1,842	337,897
		642,787
Professional Services - 0.5%
IHS Markit Ltd.	1,371	123,609

Road & Rail - 1.3%
AMERCO	33	18,966
Lyft, Inc., Class A*	910	50,687
Uber Technologies, Inc.*	5,124	265,167
		334,820
Specialty Retail - 11.1%
Aaron’s Co., Inc. (The)*	125	2,745
Advance Auto Parts, Inc.	249	39,927
AutoNation, Inc.*	216	16,204
AutoZone, Inc.*	86	99,753
Best Buy Co., Inc.	848	85,097
Burlington Stores, Inc.*	244	63,152
CarMax, Inc.*	602	71,945
Carvana Co.*(b)	208	58,968
Dick’s Sporting Goods, Inc.	242	17,272
Five Below, Inc.*	204	37,968
Floor & Decor Holdings, Inc., Class A*	382	36,324
Foot Locker, Inc.	385	18,515
Gap, Inc. (The)*	758	18,912
Home Depot, Inc. (The)	3,958	1,022,510
L Brands, Inc.*	861	47,062
Lithia Motors, Inc., Class A	97	36,273
Lowe’s Cos., Inc.	2,695	430,526
Murphy USA, Inc.	98	12,216
National Vision Holdings, Inc.*	299	14,200
O’Reilly Automotive, Inc.*	265	118,542
Penske Automotive Group, Inc.	118	8,022
RH*	56	27,461
Ross Stores, Inc.	1,309	152,682
TJX Cos., Inc. (The)	4,415	291,346
Tractor Supply Co.	429	68,194
Ulta Beauty, Inc.*	206	66,400
Williams-Sonoma, Inc.	283	37,155
		2,899,371
TOTAL COMMON STOCKS (Cost $16,163,682)		18,887,356

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(d)

INVESTMENT COMPANIES - 0.0%(d)
BlackRock Liquidity FedFund, Institutional Class
0.04% (Cost $170)	170	170

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 12.2%

REPURCHASE AGREEMENTS(e) - 12.2%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $3,189,306 (Cost $3,189,304)	3,189,304	3,189,304

Total Investments - 84.2% (Cost $19,353,156)		22,076,830
Other assets less liabilities - 15.8%		4,147,949
Net Assets - 100.0%		26,224,779

Ultra Consumer Services

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,001,094.
(b)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $143,144, collateralized in the form of cash with a value of $170 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $143,929 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.09% – 6.88%, and maturity dates ranging from March 15, 2021 – May 15, 2050; a total value of $144,099.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2021. The total value of securities purchased was $170.
(d)	Represents less than 0.05% of net assets.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Consumer Services had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
7,557,997	1/6/2022	Bank of America NA	0.42%	Dow Jones U.S. Consumer ServicesSM Index	247,907
3,368,512	1/6/2022	BNP Paribas SA	0.57%	Dow Jones U.S. Consumer ServicesSM Index	141,240
2,554,962	11/7/2022	Citibank NA	0.39%	Dow Jones U.S. Consumer ServicesSM Index	(20,877)
886,294	12/15/2021	Credit Suisse International	0.67%	Dow Jones U.S. Consumer ServicesSM Index	71,536
2,333,760	1/6/2022	Goldman Sachs International	0.59%	Dow Jones U.S. Consumer ServicesSM Index	72,288
1,160,942	11/7/2022	Morgan Stanley & Co. International plc	0.72%	Dow Jones U.S. Consumer ServicesSM Index	18,143
7,085,900	11/7/2022	Societe Generale	0.62%	Dow Jones U.S. Consumer ServicesSM Index	111,767
8,665,493	11/8/2021	UBS AG	0.47%	Dow Jones U.S. Consumer ServicesSM Index	2,404,994
33,613,860					3,046,998
				Total Unrealized Appreciation	3,067,875
				Total Unrealized Depreciation	(20,877)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Dow30SM

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 83.6%

Aerospace & Defense - 3.8%
Boeing Co. (The)*	64,358	13,644,540

Banks - 2.6%
JPMorgan Chase & Co.	64,357	9,471,420

Beverages - 0.9%
Coca-Cola Co. (The)	64,357	3,152,849

Biotechnology - 4.0%
Amgen, Inc.	64,358	14,475,401

Capital Markets - 5.7%
Goldman Sachs Group, Inc. (The)	64,358	20,561,094

Chemicals - 1.0%
Dow, Inc.	64,357	3,817,014

Communications Equipment - 0.8%
Cisco Systems, Inc.	64,357	2,887,699

Consumer Finance - 2.4%
American Express Co.	64,357	8,704,928

Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	64,357	3,558,942

Entertainment - 3.3%
Walt Disney Co. (The)*	64,357	12,166,047

Food & Staples Retailing - 3.2%
Walgreens Boots Alliance, Inc.	64,359	3,084,727
Walmart, Inc.	64,356	8,361,131
		11,445,858
Health Care Providers & Services - 5.9%
UnitedHealth Group, Inc.	64,358	21,381,015

Hotels, Restaurants & Leisure - 3.7%
McDonald's Corp.	64,358	13,266,758

Household Products - 2.2%
Procter & Gamble Co. (The)	64,356	7,949,897

Industrial Conglomerates - 6.7%
3M Co.	64,356	11,266,162
Honeywell International, Inc.	64,358	13,022,841
		24,289,003
Insurance - 2.6%
Travelers Cos., Inc. (The)	64,357	9,363,943

IT Services - 5.9%
International Business Machines Corp.	64,356	7,653,859
Visa, Inc., Class A	64,358	13,668,996
		21,322,855
Machinery - 3.8%
Caterpillar, Inc.	64,359	13,893,821

Oil, Gas & Consumable Fuels - 1.8%
Chevron Corp.	64,357	6,435,700

Pharmaceuticals - 4.1%
Johnson & Johnson	64,356	10,197,852
Merck & Co., Inc.	64,357	4,673,605
		14,871,457
Semiconductors & Semiconductor Equipment - 1.1%
Intel Corp.	64,357	3,911,618

Software - 8.0%
Microsoft Corp.	64,358	14,955,512
salesforce.com, Inc.*	64,358	13,933,507
		28,889,019
Specialty Retail - 4.6%
Home Depot, Inc. (The)	64,358	16,626,246

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	64,356	7,803,808

Textiles, Apparel & Luxury Goods - 2.4%
NIKE, Inc., Class B	64,356	8,673,902

TOTAL COMMON STOCKS (Cost $310,781,242)		302,564,834

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 7.0%

REPURCHASE AGREEMENTS(b) - 7.0%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $25,220,297 (Cost $25,220,276)	25,220,276	25,220,276

Total Investments - 90.6% (Cost $336,001,518)		327,785,110
Other assets less liabilities - 9.4%		33,861,425
Net Assets - 100.0%		361,646,535

Ultra Dow30SM

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $29,979,166.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of February 28, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	69	3/19/2021	USD	$10,664,640	$267,382

Swap Agreements

Ultra Dow30SM had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
84,909,356	11/8/2021	Bank of America NA	0.32%	Dow Jones Industrial AverageSM	576,130
61,431,687	11/8/2021	BNP Paribas SA	0.67%	Dow Jones Industrial AverageSM	2,453,819
18,281,031	11/7/2022	Citibank NA	0.58%	Dow Jones Industrial AverageSM	(430,036)
95,735,685	11/8/2021	Credit Suisse International	0.72%	Dow Jones Industrial AverageSM	21,714,668
77,663,361	11/7/2022	Morgan Stanley & Co. International plc	0.50%	SPDR® Dow Jones Industrial AverageSM ETF Trust	523,895
32,633,650	11/7/2022	Societe Generale	0.47%	Dow Jones Industrial AverageSM	216,446
39,840,893	12/6/2021	UBS AG	0.62%	Dow Jones Industrial AverageSM	1,688,053
410,495,663					26,742,975
				Total Unrealized Appreciation	27,173,011
				Total Unrealized Depreciation	(430,036)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra Financials

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 61.6%

Banks - 16.1%
Bank of America Corp.	537,233	18,647,357
Bank OZK	8,531	351,648
BOK Financial Corp.	2,185	188,041
Citigroup, Inc.	146,901	9,677,838
Citizens Financial Group, Inc.	30,139	1,309,238
Comerica, Inc.	9,817	668,538
Commerce Bancshares, Inc.(b)	7,439	550,709
Cullen/Frost Bankers, Inc.(b)	3,948	412,171
East West Bancorp, Inc.	9,991	720,951
Fifth Third Bancorp	50,276	1,744,074
First Citizens BancShares, Inc., Class A	509	375,586
First Financial Bankshares, Inc.	10,029	447,895
First Horizon Corp.	39,152	634,262
First Republic Bank	12,275	2,022,306
FNB Corp.	22,769	269,357
Glacier Bancorp, Inc.	6,733	364,929
Home BancShares, Inc.	10,723	262,070
Huntington Bancshares, Inc.	71,792	1,101,289
JPMorgan Chase & Co.	215,113	31,658,180
KeyCorp	68,890	1,387,445
M&T Bank Corp.	9,054	1,366,611
People's United Financial, Inc.	29,972	537,698
Pinnacle Financial Partners, Inc.	5,348	434,097
PNC Financial Services Group, Inc. (The)	29,900	5,033,964
Popular, Inc.	5,946	397,312
Prosperity Bancshares, Inc.	6,532	479,906
Regions Financial Corp.	67,761	1,397,909
Signature Bank	3,776	824,452
SVB Financial Group*	3,655	1,847,091
Synovus Financial Corp.	10,430	441,293
TCF Financial Corp.	10,762	482,353
Truist Financial Corp.	95,118	5,417,921
UMB Financial Corp.	3,051	257,413
Umpqua Holdings Corp.	15,542	265,302
United Bankshares, Inc.	9,158	338,388
US Bancorp	96,742	4,837,100
Valley National Bancorp	28,502	349,150
Webster Financial Corp.	6,363	351,938
Wells Fargo & Co.	291,773	10,553,429
Western Alliance Bancorp	7,115	651,094
Wintrust Financial Corp.	4,067	299,575
Zions Bancorp NA	11,575	615,443
		109,973,323
Capital Markets - 11.2%
Affiliated Managers Group, Inc.	3,201	448,044
Ameriprise Financial, Inc.	8,325	1,841,823
Apollo Global Management, Inc.	14,683	726,221
Ares Management Corp.	6,699	348,214
Bank of New York Mellon Corp. (The)	57,531	2,425,507
BlackRock, Inc.	10,009	6,951,251
Blackstone Group, Inc. (The), Class A	47,565	3,292,925
Carlyle Group, Inc. (The)	8,228	281,809
Cboe Global Markets, Inc.	7,624	754,471
Charles Schwab Corp. (The)	105,249	6,495,968
CME Group, Inc.	25,334	5,059,200
FactSet Research Systems, Inc.	2,681	814,783
Federated Hermes, Inc., Class B	6,662	178,009
Franklin Resources, Inc.	19,229	503,223
Goldman Sachs Group, Inc. (The)	22,647	7,235,264
Interactive Brokers Group, Inc., Class A	5,701	412,695
Intercontinental Exchange, Inc.	39,611	4,369,489
Invesco Ltd.	26,581	595,946
Janus Henderson Group plc	10,471	306,067
KKR & Co., Inc.	40,169	1,830,100
Lazard Ltd., Class A	7,957	307,856
LPL Financial Holdings, Inc.	5,596	736,098
MarketAxess Holdings, Inc.	2,679	1,489,363
Moody's Corp.	11,398	3,133,196
Morgan Stanley	105,792	8,132,231
Morningstar, Inc.	1,513	339,290
MSCI, Inc.	5,850	2,424,942
Nasdaq, Inc.	8,104	1,120,702
Northern Trust Corp.	14,688	1,397,269
Raymond James Financial, Inc.	8,601	1,004,081
S&P Global, Inc.	16,980	5,592,533
SEI Investments Co.	8,467	474,152
State Street Corp.	24,897	1,811,755
Stifel Financial Corp.	7,269	443,991
T. Rowe Price Group, Inc.	15,979	2,590,835
Tradeweb Markets, Inc., Class A	6,439	468,695
Virtu Financial, Inc., Class A	5,823	158,793
		76,496,791
Consumer Finance - 2.4%
Ally Financial, Inc.	26,383	1,094,895
American Express Co.	46,016	6,224,124
Capital One Financial Corp.	32,261	3,877,450
Credit Acceptance Corp.*(b)	859	311,834
Discover Financial Services	21,630	2,034,734
FirstCash, Inc.	2,926	185,274
Green Dot Corp., Class A*	3,774	178,359
LendingTree, Inc.*	769	206,761
OneMain Holdings, Inc.	5,868	275,268
PROG Holdings, Inc.	4,768	238,400
Santander Consumer USA Holdings, Inc.	4,965	124,125
SLM Corp.	26,480	418,119
Synchrony Financial	38,315	1,482,024
		16,651,367
Diversified Financial Services - 5.0%
Berkshire Hathaway, Inc., Class B*	137,340	33,031,643
Equitable Holdings, Inc.	28,233	834,850
Voya Financial, Inc.	8,911	537,155
		34,403,648
Equity Real Estate Investment Trusts (REITs) - 10.8%
Alexandria Real Estate Equities, Inc.	8,738	1,395,371
American Campus Communities, Inc.	9,714	397,885
American Homes 4 Rent, Class A	18,927	589,387
American Tower Corp.	31,348	6,775,243
Americold Realty Trust	14,466	506,889
Apartment Income REIT Corp.(b)	10,506	429,485
Apartment Investment and Management Co., Class A	10,506	50,009
AvalonBay Communities, Inc.	9,853	1,731,665
Boston Properties, Inc.	9,997	991,003
Brixmor Property Group, Inc.	20,924	411,784

Ultra Financials

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Camden Property Trust	6,873	715,823
CoreSite Realty Corp.	3,018	367,321
Corporate Office Properties Trust	7,914	205,764
Cousins Properties, Inc.(b)	10,484	351,633
Crown Castle International Corp.	30,437	4,740,563
CubeSmart	13,780	509,309
CyrusOne, Inc.	8,498	557,724
Digital Realty Trust, Inc.	19,766	2,663,073
Douglas Emmett, Inc.	11,634	381,013
Duke Realty Corp.	26,246	1,030,155
EastGroup Properties, Inc.	2,790	379,747
Equinix, Inc.	6,288	4,076,762
Equity Commonwealth	8,576	241,929
Equity LifeStyle Properties, Inc.	11,960	737,334
Equity Residential	24,168	1,580,829
Essex Property Trust, Inc.	4,601	1,172,289
Extra Space Storage, Inc.	9,120	1,146,384
Federal Realty Investment Trust	4,858	491,484
First Industrial Realty Trust, Inc.	9,107	388,960
Gaming and Leisure Properties, Inc.	15,250	677,100
Healthcare Realty Trust, Inc.	9,601	277,085
Healthcare Trust of America, Inc., Class A	15,423	418,889
Healthpeak Properties, Inc.	37,993	1,105,216
Highwoods Properties, Inc.	7,333	293,027
Host Hotels & Resorts, Inc.	49,777	825,800
Hudson Pacific Properties, Inc.	10,737	274,760
Invitation Homes, Inc.	39,550	1,152,487
Iron Mountain, Inc.	20,337	707,524
JBG SMITH Properties	7,852	249,301
Kilroy Realty Corp.	7,400	469,604
Kimco Realty Corp.	30,522	559,468
Lamar Advertising Co., Class A	6,100	528,199
Lexington Realty Trust	19,544	209,512
Life Storage, Inc.	5,142	431,414
Medical Properties Trust, Inc.	40,083	865,392
Mid-America Apartment Communities, Inc.	8,072	1,087,541
National Health Investors, Inc.	3,156	215,460
National Retail Properties, Inc.	12,260	537,478
Omega Healthcare Investors, Inc.	16,020	594,983
Physicians Realty Trust	14,695	249,815
PotlatchDeltic Corp.	4,720	239,540
Prologis, Inc.	52,167	5,168,185
PS Business Parks, Inc.	1,416	205,122
Public Storage	10,732	2,510,644
Rayonier, Inc.	9,634	314,454
Realty Income Corp.	24,786	1,493,604
Regency Centers Corp.	11,137	610,085
Rexford Industrial Realty, Inc.	9,211	439,549
Sabra Health Care REIT, Inc.	14,603	251,464
SBA Communications Corp.	7,841	2,000,474
Simon Property Group, Inc.	23,139	2,612,856
SL Green Realty Corp.(b)	5,121	353,707
Spirit Realty Capital, Inc.	8,063	346,870
STORE Capital Corp.	16,677	557,679
Sun Communities, Inc.	7,590	1,153,300
UDR, Inc.	20,781	855,554
Ventas, Inc.	26,434	1,398,359
VEREIT, Inc.	15,409	600,951
VICI Properties, Inc.	37,874	1,079,409
Vornado Realty Trust	11,069	475,303
Welltower, Inc.	29,445	1,999,315
Weyerhaeuser Co.	52,676	1,784,136
WP Carey, Inc.	12,382	848,662
		74,046,094
Insurance - 7.9%
Aflac, Inc.	46,091	2,207,298
Alleghany Corp.	1,009	652,248
Allstate Corp. (The)	21,459	2,287,529
American Financial Group, Inc.	4,963	529,552
American International Group, Inc.	60,798	2,672,072
Aon plc, Class A	16,132	3,673,418
Arch Capital Group Ltd.*	28,653	1,026,350
Arthur J Gallagher & Co.	13,573	1,626,045
Assurant, Inc.	4,189	516,169
Athene Holding Ltd., Class A*	8,783	400,417
Axis Capital Holdings Ltd.	5,653	285,646
Brighthouse Financial, Inc.*	6,317	251,985
Brown & Brown, Inc.	16,639	763,730
Chubb Ltd.	31,840	5,176,547
Cincinnati Financial Corp.	10,560	1,033,507
CNA Financial Corp.	1,914	81,422
Enstar Group Ltd.*	931	197,921
Erie Indemnity Co., Class A	1,760	426,096
Everest Re Group Ltd.	2,820	681,904
Fidelity National Financial, Inc.	20,725	793,353
First American Financial Corp.	7,879	413,963
Globe Life, Inc.	6,795	634,653
Hanover Insurance Group, Inc. (The)	2,628	303,140
Hartford Financial Services Group, Inc. (The)	25,288	1,281,849
Kemper Corp.	4,340	328,191
Lincoln National Corp.	12,821	729,130
Loews Corp.	16,487	788,243
Markel Corp.*	974	1,060,491
Marsh & McLennan Cos., Inc.	35,792	4,123,954
Mercury General Corp.	1,875	109,500
MetLife, Inc.	53,961	3,108,154
Old Republic International Corp.	19,956	385,749
Primerica, Inc.	2,773	391,631
Principal Financial Group, Inc.	18,024	1,019,798
Progressive Corp. (The)	41,325	3,551,884
Prudential Financial, Inc.	27,935	2,422,523
Reinsurance Group of America, Inc.	4,794	585,971
RenaissanceRe Holdings Ltd.	3,586	598,790
RLI Corp.	2,797	291,839
Selective Insurance Group, Inc.	4,219	286,175
Travelers Cos., Inc. (The)	17,877	2,601,104
Unum Group	14,372	380,571
W R Berkley Corp.	9,936	688,863
White Mountains Insurance Group Ltd.	220	262,913
Willis Towers Watson plc	9,097	2,007,162
		53,639,450
IT Services - 6.9%
Mastercard, Inc., Class A	62,084	21,968,424
Visa, Inc., Class A	119,665	25,415,649
		47,384,073
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
AGNC Investment Corp.	38,475	616,754
Annaly Capital Management, Inc.	98,673	819,973
Blackstone Mortgage Trust, Inc., Class A	10,317	301,256
New Residential Investment Corp.	29,354	301,759

Ultra Financials

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Starwood Property Trust, Inc.	20,090	458,655
		2,498,397
Professional Services - 0.3%
CoStar Group, Inc.*	2,781	2,290,877

Real Estate Management & Development - 0.4%
CBRE Group, Inc., Class A*	23,673	1,793,703
Howard Hughes Corp. (The)*	3,178	301,497
Jones Lang LaSalle, Inc.*	3,621	629,982
		2,725,182
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd.	7,933	327,077
MGIC Investment Corp.	23,893	291,017
New York Community Bancorp, Inc.	32,737	399,719
Radian Group, Inc.	13,518	275,767
Rocket Cos., Inc., Class A*(b)	8,142	177,903
TFS Financial Corp.	3,361	65,640
		1,537,123
TOTAL COMMON STOCKS (Cost $298,892,884)		421,646,325

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class
0.04% (Cost $410,789)	410,789	410,789

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 30.5%

REPURCHASE AGREEMENTS(d) - 30.5%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $208,531,990 (Cost $208,531,821)	208,531,821	208,531,821

Total Investments - 92.2% (Cost $507,835,494)		630,588,935
Other assets less liabilities - 7.8%		53,112,483
Net Assets - 100.0%		683,701,418

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $157,579,205.
(b)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $1,089,519, collateralized in the form of cash with a value of $410,789 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $695,530 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 6.88%, and maturity dates ranging from March 15, 2021 – May 15, 2050; a total value of $1,106,319.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2021. The total value of securities purchased was $410,789.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Financials

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Swap Agreements
Ultra Financials had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
325,125,215	11/7/2022	Bank of America NA	0.67%	Dow Jones U.S. FinancialsSM Index[c]	1,316,529
128,109,409	11/7/2022	BNP Paribas SA	0.67%	Dow Jones U.S. FinancialsSM Index[c]	10,364,921
105,025,562	3/8/2021	Citibank NA	0.79%	Dow Jones U.S. FinancialsSM Index[c]	11,564,128
127,890,795	11/8/2021	Credit Suisse International	0.67%	Dow Jones U.S. FinancialsSM Index[c]	8,983,705
89,193,245	11/7/2022	Goldman Sachs International	0.59%	Dow Jones U.S. FinancialsSM Index[c]	2,084,580
9,808,122	11/7/2022	Morgan Stanley & Co. International plc	0.09%	Dow Jones U.S. FinancialsSM Index[c]	507,910
86,190,285	11/7/2022	Societe Generale	0.82%	Dow Jones U.S. FinancialsSM Index[c]	6,682,920
75,722,806	11/7/2022	UBS AG	0.77%	Dow Jones U.S. FinancialsSM Index[c]	9,036,949
947,065,439					50,541,642
				Total Unrealized Appreciation	50,541,642

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra FTSE China 50

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 50.9%

REPURCHASE AGREEMENTS(a) - 50.9%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $23,485,958 (Cost $23,485,939)	23,485,939	23,485,939

Total Investments - 50.9% (Cost $23,485,939)		23,485,939
Other assets less liabilities - 49.1%		22,640,969
Net Assets - 100.0%		46,126,908

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements[a]
Ultra FTSE China 50 had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
14,933,688	11/9/2022	Bank of America NA	0.32%	iShares® China Large-Cap ETF	(730,433)
1,029	12/31/2021	Citibank NA	(0.66)%	iShares® China Large-Cap ETF	(925,265)
18,572,890	11/9/2021	Credit Suisse International	(0.38)%	iShares® China Large-Cap ETF	641,245
17,849,393	11/9/2021	Goldman Sachs International	(1.41)%	iShares® China Large-Cap ETF	4,714,407
110,118	11/9/2021	Morgan Stanley & Co. International plc	(0.03)%	iShares® China Large-Cap ETF	4,599
16,676,185	11/9/2021	Societe Generale	(0.28)%	iShares® China Large-Cap ETF	296,419
24,624,233	2/15/2022	UBS AG	(0.88)%	iShares® China Large-Cap ETF	3,932,023
92,767,536					7,932,995
				Total Unrealized Appreciation	9,588,693
				Total Unrealized Depreciation	(1,655,698)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra FTSE Europe
 Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 53.4%

REPURCHASE AGREEMENTS(a) - 53.4%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $2,208,377 (Cost $2,208,374)	2,208,374	2,208,374

Total Investments - 53.4% (Cost $2,208,374)		2,208,374
Other assets less liabilities - 46.6%		1,924,058
Net Assets - 100.0%		4,132,432

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements[a]
Ultra FTSE Europe had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
973,279	11/9/2022	Bank of America NA	0.42%	Vanguard® FTSE Europe ETF Shares	(21,396)
117,215	11/9/2021	Citibank NA	0.29%	Vanguard® FTSE Europe ETF Shares	(501,437)
2,381,799	1/14/2022	Credit Suisse International	0.62%	Vanguard® FTSE Europe ETF Shares	432,753
1,296,392	2/15/2022	Goldman Sachs International	(0.11)%	Vanguard® FTSE Europe ETF Shares	7,702
21,099	11/9/2021	Morgan Stanley & Co. International plc	0.37%	Vanguard® FTSE Europe ETF Shares	(53,956)
1,019,766	11/9/2021	Societe Generale	0.12%	Vanguard® FTSE Europe ETF Shares	21,681
2,477,915	1/14/2022	UBS AG	0.12%	Vanguard® FTSE Europe ETF Shares	306,039
8,287,465					191,386
				Total Unrealized Appreciation	768,175
				Total Unrealized Depreciation	(576,789)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Health Care

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 78.2%

Biotechnology - 13.4%
AbbVie, Inc.	33,195	3,576,429
ACADIA Pharmaceuticals, Inc.*	2,183	106,901
Acceleron Pharma, Inc.*(b)	986	134,254
Agios Pharmaceuticals, Inc.*	1,081	51,283
Alexion Pharmaceuticals, Inc.*	4,115	628,566
Alkermes plc*	2,991	56,949
Allogene Therapeutics, Inc.*	1,239	43,006
Alnylam Pharmaceuticals, Inc.*	2,185	323,598
Amgen, Inc.	10,946	2,461,974
Biogen, Inc.*	2,893	789,442
BioMarin Pharmaceutical, Inc.*	3,413	264,269
Bluebird Bio, Inc.*	1,247	38,782
Blueprint Medicines Corp.*	1,048	102,935
Emergent BioSolutions, Inc.*	847	81,312
Exact Sciences Corp.*	2,992	407,271
Exelixis, Inc.*	5,832	126,321
FibroGen, Inc.*(b)	1,575	78,797
Gilead Sciences, Inc.	23,570	1,447,198
Incyte Corp.*	3,500	275,310
Ionis Pharmaceuticals, Inc.*	2,629	137,760
Moderna, Inc.*	5,655	875,450
Neurocrine Biosciences, Inc.*	1,756	192,300
Novavax, Inc.*	1,101	254,584
Regeneron Pharmaceuticals, Inc.*	1,971	888,073
Sarepta Therapeutics, Inc.*(b)	1,484	129,197
Seagen, Inc.*	2,373	358,584
Ultragenyx Pharmaceutical, Inc.*	1,169	165,460
United Therapeutics Corp.*	835	139,595
Vertex Pharmaceuticals, Inc.*	4,889	1,039,156
Vir Biotechnology, Inc.*(b)	1,220	76,409
		15,251,165
Health Care Equipment & Supplies - 21.7%
Abbott Laboratories	33,326	3,991,788
ABIOMED, Inc.*	850	275,867
Align Technology, Inc.*	1,349	765,031
Baxter International, Inc.	9,605	746,212
Becton Dickinson and Co.	5,454	1,315,232
Boston Scientific Corp.*	26,925	1,044,151
Cooper Cos., Inc. (The)	922	356,012
Danaher Corp.	11,888	2,611,436
DENTSPLY SIRONA, Inc.	4,108	218,012
DexCom, Inc.*	1,806	718,391
Edwards Lifesciences Corp.*	11,718	973,766
Globus Medical, Inc., Class A*	1,434	89,625
Haemonetics Corp.*	954	120,681
Hill-Rom Holdings, Inc.	1,256	133,978
Hologic, Inc.*	4,834	348,483
ICU Medical, Inc.*	367	76,152
IDEXX Laboratories, Inc.*	1,603	833,833
Insulet Corp.*	1,239	321,025
Integra LifeSciences Holdings Corp.*	1,331	90,961
Intuitive Surgical, Inc.*	2,211	1,629,065
Masimo Corp.*	952	238,695
Medtronic plc	25,309	2,960,394
Neogen Corp.*	997	81,674
Novocure Ltd.*	1,589	236,920
NuVasive, Inc.*(b)	964	58,158
Penumbra, Inc.*	635	180,613
Quidel Corp.*	720	118,267
ResMed, Inc.	2,725	525,326
STERIS plc	1,604	280,379
Stryker Corp.	6,147	1,491,815
Tandem Diabetes Care, Inc.*	1,169	112,212
Teleflex, Inc.	876	348,753
Varian Medical Systems, Inc.*	1,718	301,114
West Pharmaceutical Services, Inc.	1,390	390,104
Zimmer Biomet Holdings, Inc.	3,898	635,608
		24,619,733
Health Care Providers & Services - 14.2%
1Life Healthcare, Inc.*(b)	1,425	67,702
Acadia Healthcare Co., Inc.*	1,674	92,472
Amedisys, Inc.*	617	156,496
Anthem, Inc.	4,677	1,418,020
Centene Corp.*	10,902	638,203
Chemed Corp.	300	133,563
Cigna Corp.	6,794	1,426,061
Covetrus, Inc.*	1,863	69,229
CVS Health Corp.	24,612	1,676,815
DaVita, Inc.*	1,390	141,961
Encompass Health Corp.	1,869	150,342
Guardant Health, Inc.*	1,598	235,194
HCA Healthcare, Inc.	4,963	853,785
HealthEquity, Inc.*	1,445	118,996
Henry Schein, Inc.*	2,684	166,005
Humana, Inc.	2,488	944,569
Laboratory Corp. of America Holdings*	1,832	439,515
LHC Group, Inc.*	594	107,936
McKesson Corp.	3,019	511,781
Molina Healthcare, Inc.*	1,115	241,687
Oak Street Health, Inc.*	317	16,810
Premier, Inc., Class A	1,331	45,014
Quest Diagnostics, Inc.	2,534	292,905
Tenet Healthcare Corp.*	1,984	101,224
UnitedHealth Group, Inc.	17,840	5,926,805
Universal Health Services, Inc., Class B*	1,461	183,107
		16,156,197
Health Care Technology - 0.4%
Teladoc Health, Inc.*	2,317	512,266

Life Sciences Tools & Services - 7.7%
10X Genomics, Inc., Class A*	1,281	228,005
Agilent Technologies, Inc.	5,753	702,269
Avantor, Inc.*	9,678	269,726
Berkeley Lights, Inc.*(b)	158	9,791
Bio-Rad Laboratories, Inc., Class A*	405	236,723
Bio-Techne Corp.	726	262,587
Bruker Corp.	1,929	117,630
Charles River Laboratories International, Inc.*	936	267,827
Illumina, Inc.*	2,747	1,207,059
IQVIA Holdings, Inc.*	3,605	695,008
Mettler-Toledo International, Inc.*	447	498,874
PPD, Inc.*	2,038	71,452
PRA Health Sciences, Inc.*	1,206	177,777
Repligen Corp.*	946	200,921
Syneos Health, Inc.*	1,427	110,379
Thermo Fisher Scientific, Inc.	7,453	3,354,446

Ultra Health Care

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Waters Corp.*	1,167	319,618
		8,730,092
Pharmaceuticals - 20.8%
Bristol-Myers Squibb Co.	42,490	2,605,912
Catalent, Inc.*	3,098	352,274
Elanco Animal Health, Inc.*	8,874	291,600
Eli Lilly and Co.	14,929	3,058,803
Horizon Therapeutics plc*	4,150	377,276
Jazz Pharmaceuticals plc*	1,048	176,106
Johnson & Johnson	49,500	7,843,770
Merck & Co., Inc.	47,573	3,454,751
Nektar Therapeutics*	3,373	76,533
Perrigo Co. plc	2,567	103,604
Pfizer, Inc.	104,515	3,500,207
Royalty Pharma plc, Class A(b)	1,605	74,745
Viatris, Inc.*	22,683	336,842
Zoetis, Inc.	8,937	1,387,380
		23,639,803
TOTAL COMMON STOCKS (Cost $80,401,041)		88,909,256

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class
0.04% (Cost $64,714)	64,714	64,714

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 8.6%

REPURCHASE AGREEMENTS(d) - 8.6%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $9,778,377 (Cost $9,778,373)	9,778,373	9,778,373

Total Investments - 86.9% (Cost $90,244,128)		98,752,343
Other assets less liabilities - 13.1%		14,863,044
Net Assets - 100.0%		113,615,387

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $20,739,853.
(b)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $314,592, collateralized in the form of cash with a value of $64,714 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $264,423 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from March 15, 2021 – May 15, 2050; a total value of $329,137.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2021. The total value of securities purchased was $64,714.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Health Care

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Swap Agreements

Ultra Health Care had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
9,225,152	1/6/2022	Bank of America NA	0.27%	iShares® U.S. Healthcare ETF	180,810
28,215,673	1/6/2022	Bank of America NA	0.52%	Dow Jones U.S. Health CareSM Index[c]	512,954
2,269,995	12/6/2021	Citibank NA	0.39%	Dow Jones U.S. Health CareSM Index[c]	90,728
23,139,345	11/8/2021	Credit Suisse International	0.67%	Dow Jones U.S. Health CareSM Index[c]	3,648,381
14,536,529	1/6/2022	Goldman Sachs International	0.59%	Dow Jones U.S. Health CareSM Index[c]	272,800
22,555,073	11/22/2021	Goldman Sachs International	0.12%	iShares® U.S. Healthcare ETF	672,202
445,690	11/7/2022	Morgan Stanley & Co. International plc	0.82%	Dow Jones U.S. Health CareSM Index[c]	(6,034)
8,092,353	11/22/2021	Morgan Stanley & Co. International plc	0.37%	iShares® U.S. Healthcare ETF	326,344
16,083,853	11/7/2022	Societe Generale	0.72%	Dow Jones U.S. Health CareSM Index[c]	(266,765)
14,010,263	12/6/2021	UBS AG	0.47%	Dow Jones U.S. Health CareSM Index[c]	1,797,235
138,573,926					7,228,655
				Total Unrealized Appreciation	7,501,454
				Total Unrealized Depreciation	(272,799)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra High Yield

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 67.4%

REPURCHASE AGREEMENTS(a) - 67.4%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $16,041,708 (Cost $16,041,695)	16,041,695	16,041,695

Total Investments - 67.4% (Cost $16,041,695)		16,041,695
Other assets less liabilities - 32.6%		7,745,779
Net Assets - 100.0%		23,787,474

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra High Yield had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation ($)
23,052,559	11/8/2021	Citibank NA	(0.13)%	iShares® iBoxx $ High Yield Corporate Bond ETF	274,036
8,007,557	11/8/2021	Credit Suisse International	0.62%	iShares® iBoxx $ High Yield Corporate Bond ETF	98,659
16,624,330	11/8/2021	Goldman Sachs International	(0.16)%	iShares® iBoxx $ High Yield Corporate Bond ETF	12,200
47,684,446					384,895
				Total Unrealized Appreciation	384,895

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Industrials

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 73.4%

Aerospace & Defense - 8.9%
Axon Enterprise, Inc.*	246	40,711
Boeing Co. (The)*	2,054	435,469
BWX Technologies, Inc.	369	21,406
Curtiss-Wright Corp.	161	17,789
General Dynamics Corp.	900	147,123
HEICO Corp.	164	20,628
HEICO Corp., Class A	284	32,876
Hexcel Corp.*	323	17,364
Howmet Aerospace, Inc.*	1,510	42,446
Huntington Ingalls Industries, Inc.	157	27,618
L3Harris Technologies, Inc.	813	147,893
Lockheed Martin Corp.	953	314,728
Mercury Systems, Inc.*	217	14,183
Northrop Grumman Corp.	600	174,996
Raytheon Technologies Corp.	5,877	423,085
Teledyne Technologies, Inc.*	143	53,053
Textron, Inc.	886	44,601
TransDigm Group, Inc.*	211	121,677
		2,097,646
Air Freight & Logistics - 3.5%
CH Robinson Worldwide, Inc.(b)	526	47,787
Expeditors International of Washington, Inc.	655	60,155
FedEx Corp.	935	237,958
United Parcel Service, Inc., Class B	2,768	436,874
XPO Logistics, Inc.*	354	41,276
		824,050
Building Products - 3.0%
A O Smith Corp.	524	31,110
Allegion plc	356	38,726
Armstrong World Industries, Inc.	185	15,832
Carrier Global Corp.	3,153	115,179
Fortune Brands Home & Security, Inc.	538	44,729
Johnson Controls International plc	2,801	156,268
Lennox International, Inc.	135	37,769
Masco Corp.	1,013	53,912
Owens Corning	419	33,947
Trane Technologies plc	929	142,360
Trex Co., Inc.*	448	41,055
		710,887
Chemicals - 0.9%
Sherwin-Williams Co. (The)	316	214,987

Commercial Services & Supplies - 1.9%
ADT, Inc.	589	4,482
Cimpress plc*	75	7,431
Cintas Corp.	340	110,276
Clean Harbors, Inc.*	197	16,775
MSA Safety, Inc.	140	22,539
Republic Services, Inc.	814	72,519
Stericycle, Inc.*	354	22,964
Tetra Tech, Inc.	208	28,781
Waste Management, Inc.	1,505	166,889
		452,656
Construction & Engineering - 0.8%
AECOM*	583	33,750
EMCOR Group, Inc.	213	20,740
Jacobs Engineering Group, Inc.	502	57,770
MasTec, Inc.*	217	18,825
Quanta Services, Inc.	537	45,027
Valmont Industries, Inc.	82	19,396
		195,508
Construction Materials - 0.8%
Eagle Materials, Inc.	162	20,311
Martin Marietta Materials, Inc.(b)	241	81,186
Vulcan Materials Co.	513	85,666
		187,163
Containers & Packaging - 2.5%
Amcor plc	6,070	66,406
AptarGroup, Inc.	250	32,517
Avery Dennison Corp.	323	56,593
Ball Corp.	1,266	108,104
Berry Global Group, Inc.*	517	28,642
Crown Holdings, Inc.*	522	49,882
Graphic Packaging Holding Co.	1,048	16,632
International Paper Co.	1,521	75,518
Packaging Corp. of America	367	48,451
Sealed Air Corp.	600	25,140
Silgan Holdings, Inc.	304	11,418
Sonoco Products Co.	389	23,173
Westrock Co.	1,016	44,287
		586,763
Electrical Equipment - 3.6%
Acuity Brands, Inc.	143	17,632
AMETEK, Inc.	890	104,993
Eaton Corp. plc	1,543	200,883
Emerson Electric Co.	2,314	198,773
EnerSys	165	14,896
Generac Holdings, Inc.*	243	80,083
Hubbell, Inc.	210	37,277
nVent Electric plc	658	17,279
Regal Beloit Corp.	157	21,457
Rockwell Automation, Inc.	450	109,476
Sensata Technologies Holding plc*	609	34,890
Shoals Technologies Group, Inc., Class A*	299	9,754
		847,393
Electronic Equipment, Instruments & Components - 4.3%
Amphenol Corp., Class A	1,158	145,537
Arrow Electronics, Inc.*	292	29,276
Avnet, Inc.	382	14,543
Cognex Corp.	676	55,831
Coherent, Inc.*	95	22,984
Corning, Inc.	2,957	113,076
Dolby Laboratories, Inc., Class A	249	24,310
FLIR Systems, Inc.	508	27,127
IPG Photonics Corp.*	138	31,374
Itron, Inc.*	156	18,289
Jabil, Inc.	521	22,492
Keysight Technologies, Inc.*	717	101,470
Littelfuse, Inc.	94	24,461
National Instruments Corp.	508	22,555
TE Connectivity Ltd.	1,280	166,438
Trimble, Inc.*	968	71,767
Vontier Corp.*	652	20,473
Zebra Technologies Corp., Class A*	206	102,883
		1,014,886
Industrial Conglomerates - 6.6%
3M Co.	2,232	390,734
Carlisle Cos., Inc.	207	30,067

Ultra Industrials

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
General Electric Co.	33,900	425,106
Honeywell International, Inc.	2,715	549,380
Roper Technologies, Inc.	406	153,314
		1,548,601
IT Services - 16.6%
Accenture plc, Class A	2,452	615,207
Affirm Holdings, Inc.*(b)	94	8,748
Automatic Data Processing, Inc.	1,659	288,699
Black Knight, Inc.*	607	46,551
Booz Allen Hamilton Holding Corp.	534	41,193
Broadridge Financial Solutions, Inc.	447	63,693
CACI International, Inc., Class A*	98	21,691
Concentrix Corp.*	159	19,638
Euronet Worldwide, Inc.*	202	30,362
Fidelity National Information Services, Inc.	2,401	331,338
Fiserv, Inc.*	2,225	256,698
FleetCor Technologies, Inc.*	323	89,571
Genpact Ltd.	681	27,540
Global Payments, Inc.	1,158	229,272
Jack Henry & Associates, Inc.	295	43,790
KBR, Inc.	552	17,112
Leidos Holdings, Inc.	518	45,817
MAXIMUS, Inc.	238	19,345
Paychex, Inc.	1,238	112,745
PayPal Holdings, Inc.*	4,534	1,178,160
Science Applications International Corp.	225	19,379
Square, Inc., Class A*	1,485	341,594
Western Union Co. (The)	1,590	36,920
WEX, Inc.*	171	35,628
		3,920,691
Life Sciences Tools & Services - 0.2%
PerkinElmer, Inc.	433	54,597

Machinery - 10.7%
AGCO Corp.	238	30,816
Allison Transmission Holdings, Inc.	436	16,533
Caterpillar, Inc.	2,102	453,780
Colfax Corp.*(b)	390	17,296
Crane Co.	191	16,017
Cummins, Inc.	573	145,084
Deere & Co.	1,213	423,483
Donaldson Co., Inc.	489	28,807
Dover Corp.	558	68,779
Flowserve Corp.	504	18,648
Fortive Corp.	1,305	85,895
Gates Industrial Corp. plc*	169	2,535
Graco, Inc.	648	44,939
IDEX Corp.	293	57,185
Illinois Tool Works, Inc.	1,115	225,431
Ingersoll Rand, Inc.*	1,438	66,637
ITT, Inc.	334	27,715
Lincoln Electric Holdings, Inc.	230	27,165
Middleby Corp. (The)*	215	31,478
Navistar International Corp.*	193	8,504
Nikola Corp.*(b)	535	9,683
Nordson Corp.	209	40,214
Oshkosh Corp.	264	27,984
Otis Worldwide Corp.	1,576	100,407
PACCAR, Inc.	1,341	122,018
Parker-Hannifin Corp.	498	142,906
Pentair plc	644	36,019
Snap-on, Inc.	210	42,653
Timken Co. (The)	262	20,528
Toro Co. (The)	415	41,819
Westinghouse Air Brake Technologies Corp.	692	50,122
Woodward, Inc.	226	25,814
Xylem, Inc.	697	69,393
		2,526,287
Marine - 0.1%
Kirby Corp.*	232	14,514

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	423	20,139

Professional Services - 1.8%
ASGN, Inc.*	205	19,059
CoreLogic, Inc.	301	25,483
Dun & Bradstreet Holdings, Inc.*	524	11,455
Equifax, Inc.	471	76,245
FTI Consulting, Inc.*	138	15,808
Insperity, Inc.	138	12,240
ManpowerGroup, Inc.	223	21,060
Nielsen Holdings plc	1,382	30,971
Robert Half International, Inc.	441	34,305
TransUnion	736	61,978
TriNet Group, Inc.*	155	12,442
Verisk Analytics, Inc.	629	103,062
		424,108
Road & Rail - 5.5%
CSX Corp.	2,960	270,988
JB Hunt Transport Services, Inc.	323	47,439
Kansas City Southern	362	76,867
Knight-Swift Transportation Holdings, Inc.	486	20,995
Landstar System, Inc.	149	23,861
Norfolk Southern Corp.	983	247,775
Old Dominion Freight Line, Inc.	372	79,894
Union Pacific Corp.	2,608	537,144
		1,304,963
Trading Companies & Distributors - 1.6%
Air Lease Corp.	414	18,986
Applied Industrial Technologies, Inc.	150	12,805
Fastenal Co.	2,222	103,034
MSC Industrial Direct Co., Inc., Class A	177	15,245
SiteOne Landscape Supply, Inc.*(b)	171	27,105
United Rentals, Inc.*(b)	279	82,969
Univar Solutions, Inc.*	654	13,021
Watsco, Inc.	127	30,874
WW Grainger, Inc.	174	64,852
		368,891
Transportation Infrastructure - 0.0%(c)
Macquarie Infrastructure Corp.	283	8,869

TOTAL COMMON STOCKS (Cost $14,798,259)		17,323,599

Ultra Industrials

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - 0.0%(c)

INVESTMENT COMPANIES - 0.0%(c)
BlackRock Liquidity FedFund, Institutional Class
0.04% (Cost $2,196)	2,196	2,196

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 8.1%

REPURCHASE AGREEMENTS(e) - 8.1%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $1,913,319 (Cost $1,913,317)	1,913,317	1,913,317

Total Investments - 81.5% (Cost $16,713,772)		19,239,112
Other assets less liabilities - 18.5%		4,356,244
Net Assets - 100.0%		23,595,356

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,727,026.
(b)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $200,150, collateralized in the form of cash with a value of $2,196 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $201,712 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from March 15, 2021 – May 15, 2050; a total value of $203,908.
(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at February 28, 2021. The total value of securities purchased was $2,196.

(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Industrials

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Swap Agreements

Ultra Industrials had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
2,921,524	11/8/2021	Bank of America NA	0.42%	Dow Jones U.S. IndustrialsSM Index	354,696
4,180,039	11/7/2022	Bank of America NA	0.12%	iShares® U.S. Industrials ETF	56,466
885,512	11/7/2022	Citibank NA	0.39%	Dow Jones U.S. IndustrialsSM Index	6,787
4,910,830	11/8/2021	Credit Suisse International	0.67%	Dow Jones U.S. IndustrialsSM Index	777,938
843,069	1/6/2022	Goldman Sachs International	0.59%	Dow Jones U.S. IndustrialsSM Index	30,056
463,977	11/22/2021	Morgan Stanley & Co. International plc	0.62%	Dow Jones U.S. IndustrialsSM Index	51,989
2,882,472	11/22/2021	Morgan Stanley & Co. International plc	0.37%	iShares® U.S. Industrials ETF	300,337
9,172,476	11/22/2021	Societe Generale	0.62%	Dow Jones U.S. IndustrialsSM Index	862,706
3,686,739	11/8/2021	UBS AG	0.47%	Dow Jones U.S. IndustrialsSM Index	(829,754)
29,946,638					1,611,221
				Total Unrealized Appreciation	2,440,975
				Total Unrealized Depreciation	(829,754)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MidCap400

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 80.9%

Aerospace & Defense - 0.9%
Axon Enterprise, Inc.*	3,942	652,361
Curtiss-Wright Corp.	2,575	284,512
Hexcel Corp.*(b)	5,181	278,530
Mercury Systems, Inc.*	3,474	227,061
		1,442,464
Air Freight & Logistics - 0.4%
XPO Logistics, Inc.*	5,670	661,122

Airlines - 0.2%
JetBlue Airways Corp.*	19,506	359,496

Auto Components - 1.4%
Adient plc*	5,824	215,954
Dana, Inc.*	8,963	213,409
Fox Factory Holding Corp.*	2,587	328,937
Gentex Corp.	15,201	537,811
Goodyear Tire & Rubber Co. (The)*	14,462	243,106
Lear Corp.	3,389	562,879
Visteon Corp.*	1,726	219,496
		2,321,592
Automobiles - 0.4%
Harley-Davidson, Inc.(b)	9,508	339,150
Thor Industries, Inc.	3,435	402,101
		741,251
Banks - 5.9%
Associated Banc-Corp.	9,527	191,969
BancorpSouth Bank	5,981	179,789
Bank of Hawaii Corp.	2,485	217,437
Bank OZK	7,498	309,068
Cathay General Bancorp	4,644	174,800
CIT Group, Inc.	6,113	277,225
Commerce Bancshares, Inc.	6,538	484,008
Cullen/Frost Bankers, Inc.	3,470	362,268
East West Bancorp, Inc.	8,771	632,915
First Financial Bankshares, Inc.	8,815	393,678
First Horizon Corp.	34,413	557,491
FNB Corp.	20,013	236,754
Fulton Financial Corp.	10,064	155,489
Glacier Bancorp, Inc.	5,919	320,810
Hancock Whitney Corp.	5,361	202,378
Home BancShares, Inc.	9,426	230,371
International Bancshares Corp.	3,454	150,525
PacWest Bancorp	7,247	262,631
Pinnacle Financial Partners, Inc.	4,705	381,905
Prosperity Bancshares, Inc.	5,742	421,865
Signature Bank	3,540	772,924
Sterling Bancorp	12,057	263,204
Synovus Financial Corp.	9,169	387,940
TCF Financial Corp.	9,459	423,952
Texas Capital Bancshares, Inc.*	3,130	238,506
Trustmark Corp.	3,934	118,649
UMB Financial Corp.	2,681	226,196
Umpqua Holdings Corp.	13,652	233,040
United Bankshares, Inc.	8,042	297,152
Valley National Bancorp	25,053	306,899
Webster Financial Corp.	5,595	309,459
Wintrust Financial Corp.	3,575	263,335
		9,984,632
Beverages - 0.3%
Boston Beer Co., Inc. (The), Class A*	567	583,279

Biotechnology - 1.3%
Arrowhead Pharmaceuticals, Inc.*	6,374	507,753
Emergent BioSolutions, Inc.*	2,794	268,224
Exelixis, Inc.*	19,244	416,825
Halozyme Therapeutics, Inc.*(b)	7,882	356,661
Ligand Pharmaceuticals, Inc.*(b)	997	147,775
United Therapeutics Corp.*	2,757	460,915
		2,158,153
Building Products - 1.6%
Builders FirstSource, Inc.*	12,725	550,547
Lennox International, Inc.	2,161	604,583
Owens Corning	6,714	543,968
Simpson Manufacturing Co., Inc.	2,693	262,460
Trex Co., Inc.*	7,182	658,159
		2,619,717
Capital Markets - 1.8%
Affiliated Managers Group, Inc.	2,814	393,875
Evercore, Inc., Class A	2,521	301,940
FactSet Research Systems, Inc.	2,357	716,316
Federated Hermes, Inc., Class B	5,855	156,446
Interactive Brokers Group, Inc., Class A	5,011	362,746
Janus Henderson Group plc	10,646	311,183
SEI Investments Co.	7,443	416,808
Stifel Financial Corp.	6,389	390,240
		3,049,554
Chemicals - 2.0%
Ashland Global Holdings, Inc.	3,382	284,494
Avient Corp.	5,674	245,230
Cabot Corp.	3,511	172,847
Chemours Co. (The)	10,196	239,912
Ingevity Corp.*	2,561	177,938
Minerals Technologies, Inc.	2,108	150,153
NewMarket Corp.	454	172,057
Olin Corp.	8,813	272,674
RPM International, Inc.	8,060	641,898
Scotts Miracle-Gro Co. (The)	2,524	537,991
Sensient Technologies Corp.	2,627	204,512
Valvoline, Inc.	11,492	286,840
		3,386,546
Commercial Services & Supplies - 1.5%
Brink's Co. (The)	3,066	235,561
Clean Harbors, Inc.*	3,153	268,478
Healthcare Services Group, Inc.	4,616	131,325
Herman Miller, Inc.	3,654	140,149
IAA, Inc.*	8,341	489,033
KAR Auction Services, Inc.(b)	8,018	111,530
MSA Safety, Inc.	2,247	361,745
Stericycle, Inc.*	5,679	368,397
Tetra Tech, Inc.	3,336	461,602
		2,567,820
Communications Equipment - 0.7%
Ciena Corp.*	9,572	499,371
Lumentum Holdings, Inc.*	4,684	421,560
NetScout Systems, Inc.*	4,564	128,796
Viasat, Inc.*	3,979	203,486
		1,253,213
Construction & Engineering - 1.1%
AECOM*	9,352	541,387

Ultra MidCap400

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Dycom Industries, Inc.*	1,980	151,629
EMCOR Group, Inc.	3,407	331,740
Fluor Corp.*	7,764	133,230
MasTec, Inc.*	3,483	302,150
Valmont Industries, Inc.	1,319	311,983
		1,772,119
Construction Materials - 0.2%
Eagle Materials, Inc.	2,594	325,236

Consumer Finance - 0.6%
FirstCash, Inc.	2,571	162,796
LendingTree, Inc.*	676	181,756
Navient Corp.	11,555	143,051
PROG Holdings, Inc.	4,191	209,550
SLM Corp.	23,277	367,544
		1,064,697
Containers & Packaging - 0.8%
AptarGroup, Inc.	4,015	522,231
Greif, Inc., Class A	1,640	79,212
O-I Glass, Inc.*	9,750	113,880
Silgan Holdings, Inc.	4,871	182,955
Sonoco Products Co.	6,229	371,061
		1,269,339
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc.*	3,231	126,978
Graham Holdings Co., Class B	251	150,808
Grand Canyon Education, Inc.*	2,907	304,334
H&R Block, Inc.	11,378	218,799
Service Corp. International	10,715	511,748
Strategic Education, Inc.	1,514	137,653
WW International, Inc.*	2,914	85,934
		1,536,254
Diversified Financial Services - 0.2%
Jefferies Financial Group, Inc.	12,834	372,699

Diversified Telecommunication Services - 0.2%
Iridium Communications, Inc.*	7,277	278,782

Electric Utilities - 0.8%
ALLETE, Inc.	3,224	200,307
Hawaiian Electric Industries, Inc.	6,772	236,749
IDACORP, Inc.	3,130	269,931
OGE Energy Corp.	12,407	363,153
PNM Resources, Inc.	4,941	237,218
		1,307,358
Electrical Equipment - 2.2%
Acuity Brands, Inc.	2,285	281,741
EnerSys	2,641	238,429
Generac Holdings, Inc.*	3,898	1,284,625
Hubbell, Inc.	3,364	597,144
nVent Electric plc	10,553	277,122
Regal Beloit Corp.	2,518	344,135
Sunrun, Inc.*	9,680	605,774
		3,628,970
Electronic Equipment, Instruments & Components - 2.5%
Arrow Electronics, Inc.*	4,686	469,818
Avnet, Inc.	6,131	233,407
Belden, Inc.	2,768	122,373
Cognex Corp.	10,833	894,698
Coherent, Inc.*	1,516	366,781
II-VI, Inc.*	6,434	542,386
Jabil, Inc.	8,349	360,426
Littelfuse, Inc.	1,512	393,453
National Instruments Corp.	8,141	361,461
SYNNEX Corp.	2,558	228,071
Vishay Intertechnology, Inc.	8,223	196,283
		4,169,157
Energy Equipment & Services - 0.1%
ChampionX Corp.*	11,528	245,200

Entertainment - 0.2%
Cinemark Holdings, Inc.(b)	6,669	149,719
World Wrestling Entertainment, Inc., Class A	2,897	143,112
		292,831
Equity Real Estate Investment Trusts (REITs) - 6.9%
American Campus Communities, Inc.	8,538	349,716
Apartment Income REIT Corp.	9,234	377,486
Brixmor Property Group, Inc.	18,391	361,935
Camden Property Trust	6,042	629,274
CoreSite Realty Corp.	2,653	322,897
Corporate Office Properties Trust	6,959	180,934
Cousins Properties, Inc.	9,216	309,105
CyrusOne, Inc.	7,470	490,256
Douglas Emmett, Inc.	10,226	334,901
EastGroup Properties, Inc.	2,454	334,014
EPR Properties	4,629	209,138
First Industrial Realty Trust, Inc.	8,005	341,894
Healthcare Realty Trust, Inc.	8,440	243,578
Highwoods Properties, Inc.	6,445	257,542
Hudson Pacific Properties, Inc.	9,438	241,518
JBG SMITH Properties	6,903	219,170
Kilroy Realty Corp.	6,506	412,871
Lamar Advertising Co., Class A	5,362	464,296
Life Storage, Inc.	4,522	379,396
Macerich Co. (The)(b)	6,954	89,846
Medical Properties Trust, Inc.	35,233	760,680
National Retail Properties, Inc.	10,776	472,420
Omega Healthcare Investors, Inc.	14,082	523,005
Park Hotels & Resorts, Inc.	14,600	317,550
Pebblebrook Hotel Trust	8,120	183,999
Physicians Realty Trust	12,917	219,589
PotlatchDeltic Corp.	4,148	210,511
PS Business Parks, Inc.	1,245	180,351
Rayonier, Inc.	8,468	276,396
Rexford Industrial Realty, Inc.	8,097	386,389
Sabra Health Care REIT, Inc.	12,835	221,019
Service Properties Trust	10,224	131,276
Spirit Realty Capital, Inc.	7,087	304,883
STORE Capital Corp.	14,660	490,230
Urban Edge Properties	6,805	112,283
Weingarten Realty Investors	7,472	189,714
		11,530,062
Food & Staples Retailing - 0.7%
BJ's Wholesale Club Holdings, Inc.*	8,515	342,133
Casey's General Stores, Inc.	2,291	462,690
Grocery Outlet Holding Corp.*	5,315	191,287
Sprouts Farmers Market, Inc.*	7,316	154,441
		1,150,551
Food Products - 1.5%
Darling Ingredients, Inc.*	10,053	633,741
Flowers Foods, Inc.	12,208	265,524
Hain Celestial Group, Inc. (The)*	5,119	215,920
Ingredion, Inc.	4,156	374,871

Ultra MidCap400

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Lancaster Colony Corp.	1,213	211,875
Pilgrim's Pride Corp.*	3,021	67,640
Post Holdings, Inc.*	3,800	365,028
Sanderson Farms, Inc.	1,228	187,270
Tootsie Roll Industries, Inc.	1,074	33,090
TreeHouse Foods, Inc.*(b)	3,505	175,320
		2,530,279
Gas Utilities - 1.0%
National Fuel Gas Co.	5,643	256,418
New Jersey Resources Corp.	5,963	234,286
ONE Gas, Inc.	3,294	220,599
Southwest Gas Holdings, Inc.	3,525	219,784
Spire, Inc.	3,202	212,677
UGI Corp.	12,929	495,310
		1,639,074
Health Care Equipment & Supplies - 2.8%
Avanos Medical, Inc.*	2,967	136,423
Cantel Medical Corp.*	2,333	173,295
Globus Medical, Inc., Class A*	4,730	295,625
Haemonetics Corp.*	3,150	398,475
Hill-Rom Holdings, Inc.	4,145	442,147
ICU Medical, Inc.*	1,210	251,075
Integra LifeSciences Holdings Corp.*	4,391	300,081
LivaNova plc*	3,014	233,705
Masimo Corp.*	3,142	787,794
Neogen Corp.*	3,290	269,517
NuVasive, Inc.*	3,181	191,910
Penumbra, Inc.*	2,095	595,881
Quidel Corp.*	2,375	390,117
STAAR Surgical Co.*	2,861	297,573
		4,763,618
Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc.*	5,520	304,925
Amedisys, Inc.*	2,036	516,411
Chemed Corp.	989	440,312
Encompass Health Corp.	6,168	496,154
HealthEquity, Inc.*	4,762	392,151
LHC Group, Inc.*	1,959	355,970
Molina Healthcare, Inc.*	3,679	797,460
Patterson Cos., Inc.	5,387	167,320
Tenet Healthcare Corp.*	6,545	333,926
		3,804,629
Hotels, Restaurants & Leisure - 3.7%
Boyd Gaming Corp.*	4,981	292,385
Caesars Entertainment, Inc.*	12,910	1,206,310
Choice Hotels International, Inc.	1,789	187,613
Churchill Downs, Inc.	2,202	507,847
Cracker Barrel Old Country Store, Inc.	1,471	227,814
Jack in the Box, Inc.	1,410	144,314
Marriott Vacations Worldwide Corp.*	2,547	432,251
Papa John's International, Inc.	2,044	184,348
Penn National Gaming, Inc.*	9,153	1,059,734
Scientific Games Corp.*	3,483	163,109
Six Flags Entertainment Corp.	4,692	209,263
Texas Roadhouse, Inc.	4,052	368,246
Travel + Leisure Co.	5,326	321,850
Wendy's Co. (The)	11,120	227,182
Wingstop, Inc.	1,841	250,652
Wyndham Hotels & Resorts, Inc.	5,779	377,253
		6,160,171
Household Durables - 1.2%
Helen of Troy Ltd.*(b)	1,572	340,809
KB Home	5,463	220,596
Taylor Morrison Home Corp., Class A*	8,061	221,758
Tempur Sealy International, Inc.	11,901	397,612
Toll Brothers, Inc.	7,123	380,511
TopBuild Corp.*	2,048	389,960
Tri Pointe Homes, Inc.*	7,867	149,473
		2,100,719
Household Products - 0.1%
Energizer Holdings, Inc.	3,613	151,023

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.	3,311	480,923

Insurance - 3.4%
Alleghany Corp.	888	574,030
American Financial Group, Inc.	4,363	465,532
Brighthouse Financial, Inc.*	5,552	221,469
Brown & Brown, Inc.	14,625	671,287
CNO Financial Group, Inc.	8,621	207,421
First American Financial Corp.	6,925	363,840
Genworth Financial, Inc., Class A*	31,388	97,931
Hanover Insurance Group, Inc. (The)	2,311	266,574
Kemper Corp.	3,814	288,415
Kinsale Capital Group, Inc.	1,323	232,927
Mercury General Corp.	1,648	96,243
Old Republic International Corp.	17,541	339,068
Primerica, Inc.	2,438	344,319
Reinsurance Group of America, Inc.	4,214	515,077
RenaissanceRe Holdings Ltd.	3,152	526,321
RLI Corp.	2,459	256,572
Selective Insurance Group, Inc.	3,712	251,785
		5,718,811
Interactive Media & Services - 0.3%
TripAdvisor, Inc.*	5,965	295,983
Yelp, Inc.*	4,314	162,681
		458,664
Internet & Direct Marketing Retail - 0.2%
Grubhub, Inc.*	5,754	368,659

IT Services - 1.9%
Alliance Data Systems Corp.	2,961	285,737
CACI International, Inc., Class A*	1,565	346,397
Concentrix Corp.*	2,555	315,568
KBR, Inc.	8,841	274,071
LiveRamp Holdings, Inc.*	4,114	259,840
MAXIMUS, Inc.	3,812	309,839
Perspecta, Inc.	8,487	247,820
Sabre Corp.	19,672	288,982
Science Applications International Corp.	3,612	311,102
WEX, Inc.*	2,737	570,254
		3,209,610
Leisure Products - 1.0%
Brunswick Corp.	4,860	429,478
Mattel, Inc.*	21,589	436,098
Polaris, Inc.	3,597	423,583
YETI Holdings, Inc.*	4,646	319,505
		1,608,664

Ultra MidCap400

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Life Sciences Tools & Services - 2.2%
Bio-Techne Corp.	2,395	866,248
Charles River Laboratories International, Inc.*	3,086	883,028
Medpace Holdings, Inc.*	1,709	277,593
PRA Health Sciences, Inc.*	3,979	586,544
Repligen Corp.*	3,122	663,082
Syneos Health, Inc.*	4,707	364,086
		3,640,581
Machinery - 3.9%
AGCO Corp.	3,810	493,319
Colfax Corp.*(b)	6,245	276,966
Crane Co.	3,063	256,863
Donaldson Co., Inc.	7,830	461,265
Graco, Inc.	10,390	720,547
ITT, Inc.	5,360	444,773
Kennametal, Inc.	5,166	193,002
Lincoln Electric Holdings, Inc.	3,689	435,708
Middleby Corp. (The)*	3,449	504,968
Nordson Corp.	3,347	643,996
Oshkosh Corp.	4,230	448,380
Terex Corp.	4,299	177,033
Timken Co. (The)	4,207	329,618
Toro Co. (The)	6,656	670,725
Trinity Industries, Inc.(b)	5,240	168,204
Woodward, Inc.	3,623	413,819
		6,639,186
Marine - 0.1%
Kirby Corp.*	3,725	233,036

Media - 0.9%
Cable One, Inc.	336	643,389
John Wiley & Sons, Inc., Class A	2,707	142,605
New York Times Co. (The), Class A	8,981	459,558
TEGNA, Inc.	13,600	247,928
		1,493,480
Metals & Mining - 1.5%
Cleveland-Cliffs, Inc.	28,510	380,323
Commercial Metals Co.	7,448	187,317
Compass Minerals International, Inc.	2,106	132,868
Reliance Steel & Aluminum Co.	3,955	522,851
Royal Gold, Inc.	4,069	421,996
Steel Dynamics, Inc.	12,397	515,467
United States Steel Corp.(b)	16,273	270,295
Worthington Industries, Inc.	2,226	142,219
		2,573,336
Multiline Retail - 0.6%
Kohl's Corp.	9,779	540,290
Nordstrom, Inc.	6,749	246,001
Ollie's Bargain Outlet Holdings, Inc.*	3,528	291,695
		1,077,986
Multi-Utilities - 0.5%
Black Hills Corp.	3,892	230,251
MDU Resources Group, Inc.	12,439	349,536
NorthWestern Corp.	3,138	183,510
		763,297
Oil, Gas & Consumable Fuels - 0.9%
Antero Midstream Corp.	17,740	156,467
Cimarex Energy Co.	6,325	366,787
CNX Resources Corp.*	13,928	175,632
EQT Corp.*	17,096	304,138
Equitrans Midstream Corp.	25,216	182,312
Murphy Oil Corp.	8,956	146,251
World Fuel Services Corp.	3,939	122,424
		1,454,011
Paper & Forest Products - 0.3%
Domtar Corp.	3,424	126,859
Louisiana-Pacific Corp.	6,776	322,605
		449,464
Personal Products - 0.2%
Coty, Inc., Class A*	17,579	134,831
Edgewell Personal Care Co.	3,372	103,149
Nu Skin Enterprises, Inc., Class A	3,165	161,985
		399,965
Pharmaceuticals - 0.5%
Jazz Pharmaceuticals plc*	3,456	580,746
Nektar Therapeutics*	11,128	252,495
		833,241
Professional Services - 0.9%
ASGN, Inc.*	3,282	305,127
CoreLogic, Inc.	4,827	408,654
FTI Consulting, Inc.*	2,212	253,385
Insperity, Inc.	2,213	196,293
ManpowerGroup, Inc.	3,569	337,056
		1,500,515
Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.*	3,182	553,604

Road & Rail - 0.8%
Avis Budget Group, Inc.*	3,198	177,649
Knight-Swift Transportation Holdings, Inc.	7,796	336,787
Landstar System, Inc.	2,381	381,293
Ryder System, Inc.	3,343	226,555
Werner Enterprises, Inc.	3,600	154,512
		1,276,796
Semiconductors & Semiconductor Equipment - 3.2%
Amkor Technology, Inc.	6,614	158,008
Brooks Automation, Inc.	4,580	380,873
Cirrus Logic, Inc.*	3,595	293,999
CMC Materials, Inc.	1,804	307,582
Cree, Inc.*	6,845	776,634
First Solar, Inc.*	5,259	426,084
MKS Instruments, Inc.	3,420	563,958
Semtech Corp.*	4,032	295,586
Silicon Laboratories, Inc.*	2,719	423,457
SolarEdge Technologies, Inc.*	3,177	947,731
Synaptics, Inc.*	2,142	287,092
Universal Display Corp.	2,659	562,884
		5,423,888
Software - 3.4%
ACI Worldwide, Inc.*	7,243	277,117
Blackbaud, Inc.*	3,075	211,622
CDK Global, Inc.	7,548	378,457
Ceridian HCM Holding, Inc.*	8,068	723,377
CommVault Systems, Inc.*	2,923	186,283
Fair Isaac Corp.*	1,805	825,878
InterDigital, Inc.	1,911	121,100
J2 Global, Inc.*(b)	2,659	296,159
Manhattan Associates, Inc.*	3,940	484,423
Paylocity Holding Corp.*	2,322	443,943
PTC, Inc.*	6,513	891,890
Qualys, Inc.*	2,082	202,287

Ultra MidCap400

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Sailpoint Technologies Holdings, Inc.*	5,639	317,927
Teradata Corp.*	6,780	271,878
		5,632,341
Specialty Retail - 2.3%
American Eagle Outfitters, Inc.	9,277	238,419
AutoNation, Inc.*	3,652	273,973
Dick's Sporting Goods, Inc.	4,077	290,975
Five Below, Inc.*	3,466	645,092
Foot Locker, Inc.	6,476	311,431
Lithia Motors, Inc., Class A	1,620	605,799
Murphy USA, Inc.	1,648	205,423
RH*	968	474,678
Urban Outfitters, Inc.*	4,246	143,939
Williams-Sonoma, Inc.	4,750	623,628
		3,813,357
Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp.*	7,996	277,941

Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings Ltd.*	9,345	436,131
Carter's, Inc.	2,708	226,037
Columbia Sportswear Co.	1,890	194,802
Deckers Outdoor Corp.*	1,742	568,084
Skechers USA, Inc., Class A*	8,410	307,806
		1,732,860
Thrifts & Mortgage Finance - 0.6%
Essent Group Ltd.	6,973	287,497
MGIC Investment Corp.	21,002	255,804
New York Community Bancorp, Inc.	28,776	351,355
Washington Federal, Inc.	4,703	142,125
		1,036,781
Trading Companies & Distributors - 0.7%
GATX Corp.(b)	2,171	207,178
MSC Industrial Direct Co., Inc., Class A	2,839	244,523
Univar Solutions, Inc.*	10,489	208,836
Watsco, Inc.	2,036	494,952
		1,155,489
Water Utilities - 0.3%
Essential Utilities, Inc.	13,846	582,363

Wireless Telecommunication Services - 0.1%
Telephone and Data Systems, Inc.	6,176	110,489

TOTAL COMMON STOCKS (Cost $117,066,738)		135,720,945

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(d)

INVESTMENT COMPANIES - 0.0%(d)
BlackRock Liquidity FedFund, Institutional Class
0.04% (Cost $76,032)	76,032	76,032

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 2.6%

REPURCHASE AGREEMENTS(e) - 2.6%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $4,359,761 (Cost $4,359,758)	4,359,758	4,359,758

Total Investments - 83.5% (Cost $121,502,528)		140,156,735
Other assets less liabilities - 16.5%		27,761,880
Net Assets - 100.0%		167,918,615

Ultra MidCap400

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $27,367,685.
(b)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $1,458,601, collateralized in the form of cash with a value of $76,032 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,473,925 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from March 15, 2021 – August 15, 2050; a total value of $1,549,957.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2021. The total value of securities purchased was $76,032.
(d)	Represents less than 0.05% of net assets.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra MidCap400

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of February 28, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	28	3/19/2021	USD	$6,985,160	$595,821

Swap Agreements

Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
22,503,784	12/6/2021	Bank of America NA	0.52%	S&P MidCap 400®	4,991,946
19,430,888	11/8/2021	BNP Paribas SA	0.52%	S&P MidCap 400®	3,916,920
16,847,259	12/6/2021	Citibank NA	0.49%	S&P MidCap 400®	2,332,343
25,172,286	11/8/2021	Credit Suisse International	0.62%	S&P MidCap 400®	2,167,059
20,786,357	11/8/2021	Goldman Sachs International	0.54%	S&P MidCap 400®	2,648,758
38,709,404	11/22/2021	Goldman Sachs International	0.29%	SPDR® S&P MidCap 400® ETF Trust	6,373,684
1,113,332	11/7/2022	Morgan Stanley & Co. International plc	(0.05)%	S&P MidCap 400®	47,970
27,276,633	11/7/2022	Societe Generale	0.34%	S&P MidCap 400®	930,037
21,295,594	12/6/2021	UBS AG	0.47%	S&P MidCap 400®	3,776,889
193,135,537					27,185,606
				Total Unrealized Appreciation	27,185,606

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra MSCI Brazil Capped

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 68.2%

REPURCHASE AGREEMENTS(a) - 68.2%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $4,235,400 (Cost $4,235,396)	4,235,396	4,235,396

Total Investments - 68.2% (Cost $4,235,396)		4,235,396
Other assets less liabilities - 31.8%		1,977,493
Net Assets - 100.0%		6,212,889

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
599,065	11/9/2022	Bank of America NA	0.42%	iShares® MSCI Brazil Capped ETF	(109,330)
571,818	11/9/2021	Citibank NA	0.39%	iShares® MSCI Brazil Capped ETF	(181,593)
4,026,344	12/13/2021	Credit Suisse International	0.57%	iShares® MSCI Brazil Capped ETF	(22,679)
2,079,800	12/13/2021	Goldman Sachs International	0.44%	iShares® MSCI Brazil Capped ETF	(96,690)
83,496	11/9/2021	Morgan Stanley & Co. International plc	0.37%	iShares® MSCI Brazil Capped ETF	(30,010)
1,940,640	11/9/2021	Societe Generale	0.07%	iShares® MSCI Brazil Capped ETF	71,796
3,129,820	2/15/2022	UBS AG	0.12%	iShares® MSCI Brazil Capped ETF	(629,205)
12,430,983					(997,711)
				Total Unrealized Appreciation	71,796
				Total Unrealized Depreciation	(1,069,507)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MSCI EAFE

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 50.5%

REPURCHASE AGREEMENTS(a) - 50.5%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $6,207,224 (Cost $6,207,217)	6,207,217	6,207,217

Total Investments - 50.5% (Cost $6,207,217)		6,207,217
Other assets less liabilities - 49.5%		6,086,576
Net Assets - 100.0%		12,293,793

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra MSCI EAFE had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
5,558,134	11/9/2022	Bank of America NA	0.42%	iShares® MSCI EAFE ETF	(132,936)
7,577,299	11/9/2021	Citibank NA	0.49%	iShares® MSCI EAFE ETF	440,586
4,957,887	1/14/2022	Credit Suisse International	0.82%	iShares® MSCI EAFE ETF	817,695
2,588,643	11/9/2021	Goldman Sachs International	0.64%	iShares® MSCI EAFE ETF	827,141
2,676	11/9/2021	Morgan Stanley & Co. International plc	0.52%	iShares® MSCI EAFE ETF	(42,517)
32,107	11/9/2021	Societe Generale	0.57%	iShares® MSCI EAFE ETF	5,166
3,957,212	2/15/2022	UBS AG	0.32%	iShares® MSCI EAFE ETF	485,327
24,673,958					2,400,462
				Total Unrealized Appreciation	2,575,915
				Total Unrealized Depreciation	(175,453)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MSCI Emerging Markets
Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 62.5%

REPURCHASE AGREEMENTS(a) - 62.5%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $53,015,763
(Cost $53,015,717)	53,015,717	53,015,717

Total Investments - 62.5% (Cost $53,015,717)		53,015,717
Other assets less liabilities - 37.5%		31,777,315
Net Assets - 100.0%		84,793,032

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements[a]
Ultra MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
40,182,636	11/9/2021	Bank of America NA	0.37%	iShares® MSCI Emerging Markets ETF	2,245,886
13,050	11/9/2021	Citibank NA	0.24%	iShares® MSCI Emerging Markets ETF	(305,826)
33,518,154	11/9/2021	Credit Suisse International	0.42%	iShares® MSCI Emerging Markets ETF	6,752,196
70,468	11/9/2021	Goldman Sachs International	(0.01)%	iShares® MSCI Emerging Markets ETF	8,251
127,887	11/9/2021	Morgan Stanley & Co. International plc	0.27%	iShares® MSCI Emerging Markets ETF	(5,548)
24,412,074	11/9/2021	Societe Generale	(0.18)%	iShares® MSCI Emerging Markets ETF	5,615,072
71,992,585	3/21/2022	UBS AG	(0.08)%	iShares® MSCI Emerging Markets ETF	(5,931,101)
170,316,854					8,378,930
				Total Unrealized Appreciation	14,621,405
				Total Unrealized Depreciation	(6,242,475)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MSCI Japan
Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 37.8%

REPURCHASE AGREEMENTS(a) - 37.8%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $2,674,427
(Cost $2,674,424)	2,674,424	2,674,424

Total Investments - 37.8% (Cost $2,674,424)		2,674,424
Other assets less liabilities - 62.2%		4,407,165
Net Assets - 100.0%		7,081,589

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra MSCI Japan had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
33,962	11/9/2022	Bank of America NA	0.47%	iShares® MSCI Japan ETF	(555)
46,476	11/9/2021	Citibank NA	0.59%	iShares® MSCI Japan ETF	(144,032)
3,873,984	12/13/2021	Credit Suisse International	0.82%	iShares® MSCI Japan ETF	627,759
4,377,722	11/9/2021	Goldman Sachs International	0.54%	iShares® MSCI Japan ETF	86,746
143,925	11/9/2021	Morgan Stanley & Co. International plc	0.62%	iShares® MSCI Japan ETF	14,389
1,806,560	11/9/2021	Societe Generale	0.22%	iShares® MSCI Japan ETF	160,883
3,943,057	11/9/2021	UBS AG	0.12%	iShares® MSCI Japan ETF	1,381,398
14,225,686					2,126,588
				Total Unrealized Appreciation	2,271,175
				Total Unrealized Depreciation	(144,587)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 81.5%

Biotechnology - 64.2%
AC Immune SA*(b)	11,635	88,310
ACADIA Pharmaceuticals, Inc.*	25,786	1,262,740
Acceleron Pharma, Inc.*(b)	9,773	1,330,692
Adaptimmune Therapeutics plc, ADR*	22,074	122,290
Adicet Bio, Inc.*(b)	4,648	71,161
Adverum Biotechnologies, Inc.*	15,809	202,829
Aeglea BioTherapeutics, Inc.*	7,774	57,916
Affimed NV*	18,606	105,496
Agios Pharmaceuticals, Inc.*	11,235	532,988
Akebia Therapeutics, Inc.*(b)	23,443	81,113
Akero Therapeutics, Inc.*	5,631	171,182
Akouos, Inc.*	5,577	113,603
Alector, Inc.*	12,853	233,668
Alexion Pharmaceuticals, Inc.*	35,493	5,421,556
Alkermes plc*	25,812	491,460
Allakos, Inc.*	8,514	1,031,727
Allogene Therapeutics, Inc.*	22,752	789,722
Allovir, Inc.*	10,559	386,037
Alnylam Pharmaceuticals, Inc.*	18,844	2,790,796
Altimmune, Inc.*	5,365	85,518
ALX Oncology Holdings, Inc.*	6,020	483,346
Amarin Corp. plc, ADR*(b)	62,417	420,691
Amgen, Inc.	66,732	15,009,361
Amicus Therapeutics, Inc.*	42,265	519,014
AnaptysBio, Inc.*	4,435	127,285
Annexon, Inc.*	6,190	180,191
Apellis Pharmaceuticals, Inc.*	12,283	591,672
Applied Molecular Transport, Inc.*(b)	5,658	276,506
Applied Therapeutics, Inc.*	4,119	89,465
Aprea Therapeutics, Inc.*	3,437	20,725
Arbutus Biopharma Corp.*(b)	13,771	51,641
Arcturus Therapeutics Holdings, Inc.*	3,973	209,258
Arcutis Biotherapeutics, Inc.*	7,076	241,787
Ardelyx, Inc.*	14,636	94,402
Arena Pharmaceuticals, Inc.*	9,435	758,110
Argenx SE, ADR*	4,030	1,332,640
Arrowhead Pharmaceuticals, Inc.*	16,667	1,327,693
Ascendis Pharma A/S, ADR*	8,403	1,302,213
Assembly Biosciences, Inc.*	5,355	27,203
Atara Biotherapeutics, Inc.*	12,605	211,512
Athenex, Inc.*	15,140	183,194
Atreca, Inc., Class A*	4,863	84,373
Aurinia Pharmaceuticals, Inc.*	20,528	287,392
Autolus Therapeutics plc, ADR*	5,488	35,343
Avidity Biosciences, Inc.*(b)	6,087	146,879
Avrobio, Inc.*	6,723	73,953
Beam Therapeutics, Inc.*(b)	9,402	838,000
BeiGene Ltd., ADR*	7,673	2,455,360
BioCryst Pharmaceuticals, Inc.*(b)	28,636	308,696
Biogen, Inc.*	24,959	6,810,812
BioMarin Pharmaceutical, Inc.*	29,444	2,279,849
BioNTech SE, ADR*(b)	10,760	1,173,163
Black Diamond Therapeutics, Inc.*	5,838	163,464
Bluebird Bio, Inc.*	10,764	334,760
Blueprint Medicines Corp.*	9,038	887,712
Bridgebio Pharma, Inc.*	31,479	2,224,936
Cabaletta Bio, Inc.*	3,902	42,415
Calithera Biosciences, Inc.*	11,445	33,419
Cellectis SA, ADR*(b)	2,904	62,436
ChemoCentryx, Inc.*	11,224	761,436
China Biologic Products Holdings, Inc.*	6,290	751,907
Chinook Therapeutics, Inc.*	6,836	113,067
Clovis Oncology, Inc.*(b)	16,775	100,482
Coherus Biosciences, Inc.*	11,688	189,813
Concert Pharmaceuticals, Inc.*	4,971	33,256
Constellation Pharmaceuticals, Inc.*	7,717	194,468
Cortexyme, Inc.*(b)	4,783	162,957
Crinetics Pharmaceuticals, Inc.*	5,341	81,664
CRISPR Therapeutics AG*	11,460	1,440,407
Cytokinetics, Inc.*	11,481	215,039
CytomX Therapeutics, Inc.*	9,815	77,048
Deciphera Pharmaceuticals, Inc.*	9,234	404,265
Denali Therapeutics, Inc.*	19,451	1,396,582
Dicerna Pharmaceuticals, Inc.*	12,169	328,320
Eagle Pharmaceuticals, Inc.*	2,112	93,984
Editas Medicine, Inc.*	10,110	443,425
Eiger BioPharmaceuticals, Inc.*	5,275	53,647
Enanta Pharmaceuticals, Inc.*	3,256	160,586
Epizyme, Inc.*	16,475	157,995
Esperion Therapeutics, Inc.*(b)	4,521	123,830
Exelixis, Inc.*	50,319	1,089,910
Fate Therapeutics, Inc.*	14,152	1,269,717
FibroGen, Inc.*(b)	14,759	738,393
Five Prime Therapeutics, Inc.*(b)	7,543	167,681
Flexion Therapeutics, Inc.*	7,999	88,149
Forma Therapeutics Holdings, Inc.*(b)	6,679	257,876
Frequency Therapeutics, Inc.*	5,471	269,228
Fusion Pharmaceuticals, Inc.*	6,767	79,039
G1 Therapeutics, Inc.*	6,171	136,379
Galapagos NV, ADR*	1,080	89,208
Gamida Cell Ltd.*	9,568	89,556
Generation Bio Co.*	8,842	308,763
Genmab A/S, ADR*	7,422	251,383
Geron Corp.*	50,356	90,137
Gilead Sciences, Inc.	202,971	12,462,419
Global Blood Therapeutics, Inc.*	10,023	426,980
Gossamer Bio, Inc.*	12,317	115,780
Grifols SA, ADR	19,318	314,111
Halozyme Therapeutics, Inc.*(b)	21,925	992,106
Harpoon Therapeutics, Inc.*(b)	5,214	100,578
Homology Medicines, Inc.*	7,343	78,864
Ideaya Biosciences, Inc.*	4,716	89,934
IGM Biosciences, Inc.*(b)	3,936	344,124
I-Mab, ADR*	2,552	151,053
Immunic, Inc.*	3,360	53,592
ImmunoGen, Inc.*	30,417	266,149
Immunovant, Inc.*	15,878	250,555
Incyte Corp.*	35,519	2,793,925
Inovio Pharmaceuticals, Inc.*(b)	33,531	372,194
Inozyme Pharma, Inc.*	3,791	75,820
Insmed, Inc.*	16,521	590,956
Intellia Therapeutics, Inc.*	9,581	579,267
Intercept Pharmaceuticals, Inc.*(b)	5,350	115,881
Ionis Pharmaceuticals, Inc.*	22,677	1,188,275
Iovance Biotherapeutics, Inc.*(b)	23,790	887,367
Ironwood Pharmaceuticals, Inc.*	25,965	239,657
iTeos Therapeutics, Inc.*	5,682	236,258
IVERIC bio, Inc.*	14,529	89,208
Jounce Therapeutics, Inc.*	6,463	70,964
Kadmon Holdings, Inc.*	27,818	127,685

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
KalVista Pharmaceuticals, Inc.*	3,757	123,493
Kamada Ltd.*(b)	7,257	44,558
Karuna Therapeutics, Inc.*	4,349	543,451
Karyopharm Therapeutics, Inc.*	11,939	164,997
Keros Therapeutics, Inc.*	3,760	246,167
Kezar Life Sciences, Inc.*	7,505	41,127
Kiniksa Pharmaceuticals Ltd., Class A*	5,132	105,565
Kodiak Sciences, Inc.*(b)	8,228	1,061,494
Krystal Biotech, Inc.*	3,196	252,132
Kura Oncology, Inc.*	10,513	294,364
Larimar Therapeutics, Inc.*	2,491	42,521
Legend Biotech Corp., ADR*	3,461	94,070
Ligand Pharmaceuticals, Inc.*	2,611	387,002
MacroGenics, Inc.*	9,115	227,966
Madrigal Pharmaceuticals, Inc.*	2,509	304,066
Magenta Therapeutics, Inc.*	7,835	82,346
MannKind Corp.*	37,728	215,427
MediciNova, Inc.*	7,285	40,650
MeiraGTx Holdings plc*	7,039	104,459
Mersana Therapeutics, Inc.*	11,108	201,943
Mirati Therapeutics, Inc.*	8,157	1,638,904
Moderna, Inc.*	64,073	9,919,141
Myriad Genetics, Inc.*	12,198	371,917
NantKwest, Inc.*(b)	17,613	572,599
Neoleukin Therapeutics, Inc.*	6,795	81,812
Neurocrine Biosciences, Inc.*	15,154	1,659,515
NextCure, Inc.*	4,471	50,791
Nkarta, Inc.*	5,287	257,794
Novavax, Inc.*	10,324	2,387,219
Nurix Therapeutics, Inc.*(b)	6,301	224,379
OPKO Health, Inc.*(b)	108,670	489,015
Orchard Therapeutics plc, ADR*	9,853	68,675
ORIC Pharmaceuticals, Inc.*	5,943	192,553
Ovid therapeutics, Inc.*	10,290	30,356
Pandion Therapeutics, Inc.*(b)	4,790	288,358
Passage Bio, Inc.*	8,583	154,666
Poseida Therapeutics, Inc.*(b)	10,027	110,698
Precigen, Inc.*(b)	30,079	253,867
Precision BioSciences, Inc.*	8,511	101,792
Protagonist Therapeutics, Inc.*	6,979	164,495
Prothena Corp. plc*	6,476	144,544
PTC Therapeutics, Inc.*	11,067	631,926
Puma Biotechnology, Inc.*	6,448	64,222
Radius Health, Inc.*	7,550	140,506
RAPT Therapeutics, Inc.*(b)	3,982	72,273
Regeneron Pharmaceuticals, Inc.*	16,978	7,649,777
REGENXBIO, Inc.*	6,861	280,684
Relay Therapeutics, Inc.*	14,593	602,253
Repare Therapeutics, Inc.*	5,962	196,150
Replimune Group, Inc.*	7,455	258,167
REVOLUTION Medicines, Inc.*	10,765	491,745
Rhythm Pharmaceuticals, Inc.*	7,172	185,898
Rigel Pharmaceuticals, Inc.*	27,407	113,739
Rocket Pharmaceuticals, Inc.*(b)	8,958	497,886
Rubius Therapeutics, Inc.*(b)	13,126	136,248
Sage Therapeutics, Inc.*	9,453	803,505
Sangamo Therapeutics, Inc.*	22,941	263,592
Sarepta Therapeutics, Inc.*	12,799	1,114,281
Scholar Rock Holding Corp.*	5,456	295,170
Seagen, Inc.*	29,244	4,419,061
Selecta Biosciences, Inc.*(b)	17,522	73,943
Seres Therapeutics, Inc.*	14,798	281,754
Spectrum Pharmaceuticals, Inc.*	23,667	81,178
Spero Therapeutics, Inc.*(b)	4,408	80,093
SpringWorks Therapeutics, Inc.*	7,912	680,828
Stoke Therapeutics, Inc.*	5,877	351,974
Summit Therapeutics, Inc.*(b)	13,342	90,325
Surface Oncology, Inc.*	6,598	55,951
Sutro Biopharma, Inc.*	7,299	162,038
Syndax Pharmaceuticals, Inc.*	7,652	186,785
Syros Pharmaceuticals, Inc.*	9,104	76,474
TCR2 Therapeutics, Inc.*	6,165	163,126
Translate Bio, Inc.*	12,052	281,294
Travere Therapeutics, Inc.*	9,307	286,842
Turning Point Therapeutics, Inc.*	7,812	921,113
Twist Bioscience Corp.*	7,322	1,007,800
Ultragenyx Pharmaceutical, Inc.*	10,691	1,513,204
uniQure NV*	7,219	264,937
United Therapeutics Corp.*	7,205	1,204,532
UNITY Biotechnology, Inc.*(b)	8,583	58,450
UroGen Pharma Ltd.*(b)	3,584	68,275
Vanda Pharmaceuticals, Inc.*	8,871	165,444
Vaxcyte, Inc.*	8,264	194,700
Veracyte, Inc.*	10,587	614,681
Verastem, Inc.*	27,536	64,710
Vertex Pharmaceuticals, Inc.*	42,105	8,949,418
Viela Bio, Inc.*	8,895	473,214
Vir Biotechnology, Inc.*	20,661	1,293,998
Voyager Therapeutics, Inc.*	6,077	34,457
XBiotech, Inc.*(b)	4,748	90,212
Xencor, Inc.*	9,319	459,147
Xenon Pharmaceuticals, Inc.*	5,677	106,046
Y-mAbs Therapeutics, Inc.*(b)	6,570	231,067
Zai Lab Ltd., ADR*	9,034	1,332,696
Zentalis Pharmaceuticals, Inc.*	6,587	276,917
ZIOPHARM Oncology, Inc.*	34,756	185,249
		156,615,817
Health Care Providers & Services - 1.2%
Castle Biosciences, Inc.*	3,967	301,809
Guardant Health, Inc.*	16,216	2,386,671
PetIQ, Inc.*	4,101	141,362
		2,829,842
Life Sciences Tools & Services - 7.1%
Adaptive Biotechnologies Corp.*	22,183	1,254,892
Codexis, Inc.*	9,615	212,588
Compugen Ltd.*(b)	13,438	125,377
Illumina, Inc.*	23,001	10,106,869
Luminex Corp.	7,547	245,428
Medpace Holdings, Inc.*	5,801	942,256
NanoString Technologies, Inc.*	7,148	498,859
Pacific Biosciences of California, Inc.*	30,366	928,289
Personalis, Inc.*	6,954	214,392
PRA Health Sciences, Inc.*	10,403	1,533,506
Syneos Health, Inc.*	16,868	1,304,740
		17,367,196
Pharmaceuticals - 9.0%
Aerie Pharmaceuticals, Inc.*	7,593	139,635
Amphastar Pharmaceuticals, Inc.*	7,705	135,069
ANI Pharmaceuticals, Inc.*	2,004	58,316
Arvinas, Inc.*	7,714	604,006
AstraZeneca plc, ADR(b)	79,334	3,838,179
Avadel Pharmaceuticals plc, ADR*(b)	10,311	82,900
Axsome Therapeutics, Inc.*	6,054	407,797
BioDelivery Sciences International, Inc.*	16,401	68,884
Cara Therapeutics, Inc.*(b)	8,082	148,305
Chiasma, Inc.*	9,374	36,465

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Collegium Pharmaceutical, Inc.*	5,610	132,340
Cymabay Therapeutics, Inc.*	11,173	53,630
Endo International plc*	37,351	296,193
Fulcrum Therapeutics, Inc.*	5,201	65,585
GW Pharmaceuticals plc, ADR*	4,876	1,044,683
Horizon Therapeutics plc*	35,798	3,254,396
Hutchison China MediTech Ltd., ADR*	8,352	240,037
Innoviva, Inc.*	16,443	187,944
Intra-Cellular Therapies, Inc.*	13,002	460,661
Jazz Pharmaceuticals plc*	9,035	1,518,241
Kala Pharmaceuticals, Inc.*(b)	9,094	67,387
Kaleido Biosciences, Inc.*(b)	5,836	52,115
Marinus Pharmaceuticals, Inc.*(b)	5,783	87,381
Nektar Therapeutics*	29,095	660,166
NGM Biopharmaceuticals, Inc.*	11,196	299,157
Ocular Therapeutix, Inc.*	11,579	212,359
Odonate Therapeutics, Inc.*	6,249	131,541
Omeros Corp.*(b)	9,997	199,340
Osmotica Pharmaceuticals plc*(b)	10,151	38,574
Pacira BioSciences, Inc.*	7,048	518,028
Paratek Pharmaceuticals, Inc.*	7,402	55,367
Phibro Animal Health Corp., Class A	3,289	70,944
Pliant Therapeutics, Inc.*(b)	5,754	190,400
Provention Bio, Inc.*	10,176	129,439
Reata Pharmaceuticals, Inc., Class A*	4,678	571,932
Redhill Biopharma Ltd., ADR*	6,074	57,703
Relmada Therapeutics, Inc.*	2,634	87,818
Revance Therapeutics, Inc.*	10,795	283,477
Royalty Pharma plc, Class A	62,952	2,931,676
Sanofi, ADR	33,110	1,519,418
SIGA Technologies, Inc.*	12,554	79,341
Supernus Pharmaceuticals, Inc.*	8,545	229,604
TherapeuticsMD, Inc.*(b)	62,494	94,991
Theravance Biopharma, Inc.*	10,378	171,963
Tricida, Inc.*	8,139	41,590
VYNE Therapeutics, Inc.*	7,662	57,159
WaVe Life Sciences Ltd.*	7,913	74,461
Xeris Pharmaceuticals, Inc.*(b)	7,942	43,284
Zogenix, Inc.*	9,030	191,526
		21,921,407
TOTAL COMMON STOCKS (Cost $208,106,287)		198,734,262

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(c)

Biotechnology - 0.0%(c)
Achillion Pharmaceuticals, Inc., CVR*(d)(e)	25,307	11,641
Diversified Financial Services - 0.0%
Contra Restorbio, Inc., CVR*(b)(d)(e)	835	—
TOTAL RIGHTS (Cost $11,641)		11,641

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(f) - 3.2%

INVESTMENT COMPANIES - 3.2%
BlackRock Liquidity FedFund, Institutional Class
0.04% (Cost $7,906,383)	7,906,383	7,906,383

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 2.7%

REPURCHASE AGREEMENTS(g) - 2.7%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $6,504,010 (Cost $6,504,005)	6,504,005	6,504,005

Total Investments - 87.4% (Cost $222,528,316)		213,156,291
Other assets less liabilities - 12.6%		30,748,589
Net Assets - 100.0%		243,904,880

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $36,144,788.
(b)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $10,565,697, collateralized in the form of cash with a value of $7,906,383 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $3,100,669 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from March 15, 2021 – August 15, 2050; a total value of $11,007,052.
(c)	Represents less than 0.05% of net assets.
(d)	Security fair valued as of February 28, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2021 amounted to $11,641, which represents approximately 0.00% of net assets of the Fund.
(e)	Illiquid security.
(f)	The security was purchased with cash collateral held from securities on loan at February 28, 2021. The total value of securities purchased was $7,906,383.
(g)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights - No defined expiration

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Swap Agreements
Ultra Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
8,927,566	12/6/2021	Bank of America NA	0.12%	iShares® Nasdaq Biotechnology ETF	2,679,788
38,822,838	1/6/2022	Bank of America NA	0.22%	NASDAQ Biotechnology Index®	1,943,689
31,215,260	12/6/2021	Citibank NA	0.24%	NASDAQ Biotechnology Index®	2,864,897
13,304,622	11/8/2021	Credit Suisse International	0.47%	NASDAQ Biotechnology Index®	4,787,556
13,200,950	1/6/2022	Goldman Sachs International	0.59%	NASDAQ Biotechnology Index®	788,897
34,375,590	1/6/2022	Goldman Sachs International	0.12%	iShares® Nasdaq Biotechnology ETF	1,719,612
6,649,356	11/7/2022	Morgan Stanley & Co. International plc	0.07%	iShares® Nasdaq Biotechnology ETF	406,679
10,510,405	11/7/2022	Morgan Stanley & Co. International plc	0.47%	NASDAQ Biotechnology Index®	294,870
69,988,730	11/7/2022	Societe Generale	0.42%	NASDAQ Biotechnology Index®	1,438,876
62,484,824	11/8/2021	UBS AG	0.12%	NASDAQ Biotechnology Index®	10,429,354
289,480,141					27,354,218
				Total Unrealized Appreciation	27,354,218

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Nasdaq Cloud Computing

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 43.3%

Communications Equipment - 2.4%
Arista Networks, Inc.*	97	27,144
Cisco Systems, Inc.	485	21,762
		48,906
Diversified Telecommunication Services - 1.5%
Lumen Technologies, Inc.	2,495	30,664

Health Care Technology - 0.5%
Tabula Rasa HealthCare, Inc.*	151	6,123
Veeva Systems, Inc., Class A*	18	5,042
		11,165
Interactive Media & Services - 1.7%
Alphabet, Inc., Class A*	17	34,372

Internet & Direct Marketing Retail - 2.7%
Alibaba Group Holding Ltd., ADR*	118	28,056
Amazon.com, Inc.*	9	27,836
		55,892
IT Services - 8.3%
Akamai Technologies, Inc.*	203	19,183
Fastly, Inc., Class A*	185	13,612
International Business Machines Corp.	127	15,104
Kingsoft Cloud Holdings Ltd., ADR*	779	45,868
MongoDB, Inc.*	91	35,120
Shopify, Inc., Class A*	15	19,216
Snowflake, Inc., Class A*	17	4,412
Twilio, Inc., Class A*	48	18,858
		171,373
Software - 23.4%
Adobe, Inc.*	34	15,629
Anaplan, Inc.*	75	4,874
Appfolio, Inc., Class A*	32	5,249
Appian Corp.*	75	12,893
Atlassian Corp. plc, Class A*	70	16,639
Avalara, Inc.*	31	4,865
Blackline, Inc.*	42	5,209
Box, Inc., Class A*	278	5,101
Citrix Systems, Inc.	169	22,575
Cloudera, Inc.*	894	14,429
Cloudflare, Inc., Class A*	70	5,178
Cornerstone OnDemand, Inc.*	117	5,911
Coupa Software, Inc.*	16	5,540
Crowdstrike Holdings, Inc., Class A*	34	7,344
Datadog, Inc., Class A*	52	4,961
DocuSign, Inc.*	23	5,213
Domo, Inc., Class B*	275	17,526
Dropbox, Inc., Class A*	261	5,884
Elastic NV*	43	5,779
Everbridge, Inc.*	42	6,436
Five9, Inc.*	100	18,524
HubSpot, Inc.*	40	20,600
Intuit, Inc.	15	5,852
Microsoft Corp.	146	33,927
MicroStrategy, Inc., Class A*	45	33,768
Mimecast Ltd.*	116	4,974
Open Text Corp.	117	5,215
Oracle Corp.	542	34,964
Palo Alto Networks, Inc.*	19	6,808
Paycom Software, Inc.*	12	4,491
Q2 Holdings, Inc.*	46	5,606
Qualys, Inc.*	54	5,247
salesforce.com, Inc.*	63	13,639
SAP SE, ADR	87	10,731
ServiceNow, Inc.*	29	15,470
Smartsheet, Inc., Class A*	90	6,233
Splunk, Inc.*	77	11,012
Sprout Social, Inc., Class A*	100	6,797
SVMK, Inc.*	246	4,581
VMware, Inc., Class A*	224	30,959
Workday, Inc., Class A*	24	5,884
Workiva, Inc.*	70	7,081
Zendesk, Inc.*	40	5,846
Zoom Video Communications, Inc., Class A*	10	3,736
Zscaler, Inc.*	35	7,176
		486,356
Technology Hardware, Storage & Peripherals - 2.8%
Hewlett Packard Enterprise Co.	1,418	20,646
NetApp, Inc.	293	18,342
Pure Storage, Inc., Class A*	857	20,037
		59,025
TOTAL COMMON STOCKS (Cost $879,929)		897,753

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 24.6%

REPURCHASE AGREEMENTS(a) - 24.6%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $510,209
(Cost $510,208)	510,208	510,208

Total Investments - 67.9% (Cost $1,390,137)		1,407,961
Other assets less liabilities - 32.1%		665,660
Net Assets - 100.0%		2,073,621

*	Non-income producing security.
(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Nasdaq Cloud Computing

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Swap Agreements

Ultra Nasdaq Cloud Computing had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
2,265,107	11/7/2022	Bank of America NA	0.22%	ISE Cloud Computing Index	229,191
1,000,964	11/7/2022	Goldman Sachs International	0.59%	ISE Cloud Computing Index	(58,979)
3,266,071					170,212
				Total Unrealized Appreciation	229,191
				Total Unrealized Depreciation	(58,979)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Nasdaq Cybersecurity

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 6.6%

First Trust NASDAQ Cybersecurity ETF
(Cost $181,512)	4,002	168,924

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 74.7%

REPURCHASE AGREEMENTS(a) - 74.7%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $1,928,471
(Cost $1,928,470)	1,928,470	1,928,470

Total Investments - 81.3% (Cost $2,109,982)		2,097,394
Other assets less liabilities - 18.7%		483,032
Net Assets - 100.0%		2,580,426

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Nasdaq Cybersecurity had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
4,683,902	11/7/2022	Bank of America NA	0.37%	First Trust Nasdaq Cybersecurity ETF	(369,221)
316,970	11/7/2022	Goldman Sachs International	0.49%	First Trust Nasdaq Cybersecurity ETF	(23,104)
5,000,872					(392,325)
				Total Unrealized Depreciation	(392,325)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Oil & Gas

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 74.1%

Electric Utilities - 0.5%
OGE Energy Corp.	27,914	817,043

Energy Equipment & Services - 6.4%
Baker Hughes Co.	95,711	2,343,005
Halliburton Co.	123,370	2,693,167
NOV, Inc.	54,185	818,194
Schlumberger NV	194,268	5,422,020
TechnipFMC plc	58,955	484,610
		11,760,996
Oil, Gas & Consumable Fuels - 66.7%
Apache Corp.	52,680	1,039,376
Cabot Oil & Gas Corp.	55,625	1,029,619
Cheniere Energy, Inc.*	32,038	2,159,041
Chevron Corp.	268,655	26,865,500
Cimarex Energy Co.	14,230	825,198
ConocoPhillips	189,039	9,831,918
Continental Resources, Inc.*(b)	8,665	209,520
Devon Energy Corp.	82,565	1,778,450
Diamondback Energy, Inc.	22,046	1,527,347
EOG Resources, Inc.	81,415	5,256,152
EQT Corp.*	38,462	684,239
Equitrans Midstream Corp.	56,733	410,179
Exxon Mobil Corp.	590,081	32,082,702
Hess Corp.	38,141	2,499,380
HollyFrontier Corp.	20,802	787,980
Kinder Morgan, Inc.	271,699	3,993,975
Marathon Oil Corp.	110,166	1,222,842
Marathon Petroleum Corp.	90,803	4,959,660
Occidental Petroleum Corp.	116,962	3,112,359
ONEOK, Inc.	62,019	2,746,821
Ovintiv, Inc.	36,266	836,657
Phillips 66	60,952	5,062,063
Pioneer Natural Resources Co.	28,219	4,192,497
Targa Resources Corp.	31,960	988,523
Valero Energy Corp.	56,917	4,381,471
Williams Cos., Inc. (The)	169,365	3,868,297
		122,351,766
Semiconductors & Semiconductor Equipment - 0.5%
First Solar, Inc.*	11,832	958,629

TOTAL COMMON STOCKS (Cost $108,675,809)		135,888,434

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $121,389)	121,389	121,389

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 1.9%

REPURCHASE AGREEMENTS(d) - 1.9%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $3,574,823
(Cost $3,574,821)	3,574,821	3,574,821

Total Investments - 76.1% (Cost $112,372,019)		139,584,644
Other assets less liabilities - 23.9%		43,887,196
Net Assets - 100.0%		183,471,840

Ultra Oil & Gas

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $26,304,280.
(b)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $116,016, collateralized in the form of cash with a value of $121,389 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2021. The total value of securities purchased was $121,389.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Oil & Gas had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
14,779,291	1/6/2022	Bank of America NA	0.12%	iShares® U.S. Energy ETF	2,219,636
20,055,933	1/6/2022	Bank of America NA	0.42%	Dow Jones U.S. Oil & GasSM Index	6,232,959
7,403,750	12/6/2021	Citibank NA	0.39%	Dow Jones U.S. Oil & GasSM Index	2,993,523
31,203,378	11/8/2021	Credit Suisse International	0.67%	Dow Jones U.S. Oil & GasSM Index	1,792,428
17,936,912	1/6/2022	Goldman Sachs International	0.59%	Dow Jones U.S. Oil & GasSM Index	3,341,083
38,442,988	1/6/2022	Goldman Sachs International	0.12%	iShares® U.S. Energy ETF	3,788,856
3,422,320	11/7/2022	Morgan Stanley & Co. International plc	0.17%	iShares® U.S. Energy ETF	663,642
3,727,125	11/7/2022	Morgan Stanley & Co. International plc	(0.14)%	Dow Jones U.S. Oil & GasSM Index	559,557
53,765,365	11/7/2022	Societe Generale	0.62%	Dow Jones U.S. Oil & GasSM Index	5,818,640
40,672,887	11/8/2021	UBS AG	0.12%	Dow Jones U.S. Oil & GasSM Index	10,457,098
231,409,949					37,867,422
				Total Unrealized Appreciation	37,867,422

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra QQQ

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 85.7%

Automobiles - 3.7%
Tesla, Inc.*	207,429	140,118,289

Beverages - 1.9%
Keurig Dr Pepper, Inc.	378,655	11,556,550
Monster Beverage Corp.*	142,050	12,463,467
PepsiCo, Inc.	371,852	48,039,560
		72,059,577
Biotechnology - 3.5%
Alexion Pharmaceuticals, Inc.*	58,885	8,994,684
Amgen, Inc.	156,652	35,234,168
Biogen, Inc.*	41,407	11,299,142
Gilead Sciences, Inc.	337,289	20,709,545
Incyte Corp.*	58,933	4,635,670
Moderna, Inc.*	106,479	16,484,014
Regeneron Pharmaceuticals, Inc.*	28,215	12,712,832
Seagen, Inc.*	48,510	7,330,346
Vertex Pharmaceuticals, Inc.*	69,964	14,870,848
		132,271,249
Commercial Services & Supplies - 0.4%
Cintas Corp.	28,149	9,129,846
Copart, Inc.*	63,537	6,935,699
		16,065,545
Communications Equipment - 1.3%
Cisco Systems, Inc.	1,136,980	51,016,293

Electric Utilities - 0.7%
American Electric Power Co., Inc.	133,566	9,997,415
Exelon Corp.	262,503	10,132,616
Xcel Energy, Inc.	141,382	8,283,571
		28,413,602
Electronic Equipment, Instruments & Components - 0.2%
CDW Corp.	38,477	6,036,656

Entertainment - 2.7%
Activision Blizzard, Inc.	207,960	19,883,056
Electronic Arts, Inc.	77,993	10,448,722
NetEase, Inc., ADR	88,078	9,675,368
Netflix, Inc.*	118,882	64,059,566
		104,066,712
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	118,731	39,299,961
Walgreens Boots Alliance, Inc.	232,996	11,167,498
		50,467,459
Food Products - 0.9%
Kraft Heinz Co. (The)	328,980	11,968,293
Mondelez International, Inc., Class A	384,827	20,457,403
		32,425,696
Health Care Equipment & Supplies - 1.5%
Align Technology, Inc.*	21,214	12,030,671
DexCom, Inc.*	25,835	10,276,646
IDEXX Laboratories, Inc.*	22,945	11,935,301
Intuitive Surgical, Inc.*	31,630	23,304,984
		57,547,602
Health Care Technology - 0.2%
Cerner Corp.	82,498	5,703,912

Hotels, Restaurants & Leisure - 1.2%
Marriott International, Inc., Class A*	87,269	12,921,921
Starbucks Corp.	315,816	34,117,602
		47,039,523
Interactive Media & Services - 9.7%
Alphabet, Inc., Class A*	53,161	107,486,758
Alphabet, Inc., Class C*	58,333	118,816,154
Baidu, Inc., ADR*	74,304	21,062,212
Facebook, Inc., Class A*	425,075	109,507,822
Match Group, Inc.*	71,571	10,939,627
		367,812,573
Internet & Direct Marketing Retail - 9.8%
Amazon.com, Inc.*	88,722	274,410,935
Booking Holdings, Inc.*	11,020	25,660,180
eBay, Inc.	185,481	10,464,838
JD.com, Inc., ADR*	234,484	22,011,013
MercadoLibre, Inc.*	13,391	21,935,931
Pinduoduo, Inc., ADR*	80,291	13,742,608
Trip.com Group Ltd., ADR*	140,719	5,551,365
		373,776,870
IT Services - 4.1%
Automatic Data Processing, Inc.	115,392	20,080,516
Cognizant Technology Solutions Corp., Class A	143,856	10,570,539
Fiserv, Inc.*	180,399	20,812,633
Okta, Inc.*	32,285	8,440,913
Paychex, Inc.	96,733	8,809,474
PayPal Holdings, Inc.*	315,275	81,924,209
VeriSign, Inc.*	30,708	5,958,273
		156,596,557
Leisure Products - 0.2%
Peloton Interactive, Inc., Class A*	68,755	8,282,915

Life Sciences Tools & Services - 0.5%
Illumina, Inc.*	39,279	17,259,585

Machinery - 0.2%
PACCAR, Inc.	93,216	8,481,724

Media - 2.9%
Charter Communications, Inc., Class A*(b)	53,785	32,992,795
Comcast Corp., Class A	1,228,557	64,769,525
Fox Corp., Class A	90,829	3,025,514
Fox Corp., Class B	69,370	2,214,984
Sirius XM Holdings, Inc.(b)	1,143,433	6,689,083
		109,691,901
Multiline Retail - 0.2%
Dollar Tree, Inc.*	63,289	6,214,980

Professional Services - 0.2%
Verisk Analytics, Inc.	43,759	7,169,912

Road & Rail - 0.5%
CSX Corp.	205,786	18,839,708

Semiconductors & Semiconductor Equipment - 13.0%
Advanced Micro Devices, Inc.*	323,609	27,348,197
Analog Devices, Inc.	99,424	15,492,248
Applied Materials, Inc.	245,746	29,044,720

Ultra QQQ

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
ASML Holding NV (Registered), NYRS	20,376	11,555,026
Broadcom, Inc.	108,834	51,137,832
Intel Corp.	1,102,676	67,020,647
KLA Corp.	41,553	12,932,540
Lam Research Corp.	38,742	21,974,075
Marvell Technology Group Ltd.	180,327	8,706,188
Maxim Integrated Products, Inc.	71,932	6,701,904
Microchip Technology, Inc.	70,060	10,693,258
Micron Technology, Inc.*	299,533	27,416,255
NVIDIA Corp.	166,550	91,365,999
NXP Semiconductors NV	75,279	13,742,181
QUALCOMM, Inc.	304,328	41,446,430
Skyworks Solutions, Inc.	44,689	7,946,598
Texas Instruments, Inc.	246,993	42,549,484
Xilinx, Inc.	65,957	8,594,197
		495,667,779
Software - 13.2%
Adobe, Inc.*	129,084	59,336,042
ANSYS, Inc.*	23,113	7,881,302
Atlassian Corp. plc, Class A*	35,563	8,453,325
Autodesk, Inc.*	59,007	16,285,932
Cadence Design Systems, Inc.*	75,050	10,588,804
Check Point Software Technologies Ltd.*	37,721	4,158,363
DocuSign, Inc.*	49,827	11,293,788
Intuit, Inc.	70,703	27,584,068
Microsoft Corp.	1,336,870	310,661,851
Splunk, Inc.*(b)	43,170	6,173,742
Synopsys, Inc.*	40,836	10,013,396
Workday, Inc., Class A*	48,422	11,872,106
Zoom Video Communications, Inc., Class A*	52,403	19,578,285
		503,881,004
Specialty Retail - 0.5%
O'Reilly Automotive, Inc.*	19,494	8,720,251
Ross Stores, Inc.	95,790	11,172,946
		19,893,197
Technology Hardware, Storage & Peripherals - 9.6%
Apple, Inc.	3,006,307	364,544,789

Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc.*	33,610	10,475,565

Trading Companies & Distributors - 0.2%
Fastenal Co.	154,456	7,162,125

Wireless Telecommunication Services - 1.1%
T-Mobile US, Inc.*	333,974	40,066,861

TOTAL COMMON STOCKS (Cost $2,729,148,835)		3,259,050,160

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(d)

INVESTMENT COMPANIES - 0.0%(d)
BlackRock Liquidity FedFund, Institutional Class
0.04% (Cost $1,472,220)	1,472,220	1,472,220

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 5.5%

REPURCHASE AGREEMENTS(e) - 5.5%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $209,810,765
(Cost $209,810,591)	209,810,591	209,810,591

Total Investments - 91.2% (Cost $2,940,431,646)		3,470,332,971
Other assets less liabilities - 8.8%		332,888,336
Net Assets - 100.0%		3,803,221,307

Ultra QQQ

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $417,636,778.
(b)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $3,789,376, collateralized in the form of cash with a value of $1,472,220 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $2,409,875 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from March 11, 2021 – May 15, 2050; a total value of $3,882,095.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2021. The total value of securities purchased was $1,472,220.
(d)	Represents less than 0.05% of net assets.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

Ultra QQQ

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Futures Contracts Purchased
Ultra QQQ had the following open long futures contracts as of February 28, 2021:
	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
NASDAQ 100 E-Mini Index	363	3/19/2021	USD	$93,733,860	$(250,195)

Swap Agreements

Ultra QQQ had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
604,987,996	11/8/2021	Bank of America NA	0.42%	NASDAQ-100 Index®	8,186,632
689,686,832	11/8/2021	BNP Paribas SA	0.62%	NASDAQ-100 Index®	45,765,605
53,483,810	12/6/2021	Citibank NA	0.58%	NASDAQ-100 Index®	5,894,656
876,486,429	11/8/2021	Credit Suisse International	0.72%	NASDAQ-100 Index®	39,448,553
43,259,533	12/6/2021	Goldman Sachs International	0.64%	NASDAQ-100 Index®	75,917,293
374,942,781	11/8/2021	Goldman Sachs International	0.44%	PowerShares QQQ TrustSM, Series 1	17,938,455
173,502,874	11/8/2021	J.P. Morgan Securities	0.49%	NASDAQ-100 Index®	(7,057,307)
76,372,247	11/7/2022	Morgan Stanley & Co. International plc	0.62%	NASDAQ-100 Index®	1,701,509
357,193,635	11/7/2022	Morgan Stanley & Co. International plc	0.52%	PowerShares QQQ TrustSM, Series 1	8,841,600
221,280,711	11/7/2022	Societe Generale	0.87%	NASDAQ-100 Index®	5,059,296
783,280,272	12/6/2021	UBS AG	0.92%	NASDAQ-100 Index®	61,590,188
4,254,477,120					263,286,480
				Total Unrealized Appreciation	270,343,787
				Total Unrealized Depreciation	(7,057,307)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra Real Estate

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 72.5%

Equity Real Estate Investment Trusts (REITs) - 65.8%
Alexandria Real Estate Equities, Inc.	6,770	1,081,101
American Campus Communities, Inc.	7,525	308,224
American Homes 4 Rent, Class A	14,668	456,762
American Tower Corp.	24,287	5,249,149
Americold Realty Trust	11,201	392,483
Apartment Income REIT Corp.	8,139	332,722
Apartment Investment and Management Co., Class A	8,139	38,742
AvalonBay Communities, Inc.	7,633	1,341,500
Boston Properties, Inc.	7,745	767,762
Brixmor Property Group, Inc.	16,210	319,013
Camden Property Trust	5,325	554,599
CoreSite Realty Corp.	2,338	284,558
Corporate Office Properties Trust	6,133	159,458
Cousins Properties, Inc.(b)	8,123	272,445
Crown Castle International Corp.	23,581	3,672,741
CubeSmart	10,676	394,585
CyrusOne, Inc.	6,582	431,977
Digital Realty Trust, Inc.	15,318	2,063,794
Douglas Emmett, Inc.	9,013	295,176
Duke Realty Corp.	20,336	798,188
EastGroup Properties, Inc.	2,163	294,406
Equinix, Inc.	4,872	3,158,712
Equity Commonwealth	6,644	187,427
Equity LifeStyle Properties, Inc.	9,266	571,249
Equity Residential	18,724	1,224,737
Essex Property Trust, Inc.	3,565	908,326
Extra Space Storage, Inc.	7,066	888,196
Federal Realty Investment Trust	3,764	380,804
First Industrial Realty Trust, Inc.	7,056	301,362
Gaming and Leisure Properties, Inc.	11,951	530,624
Healthcare Realty Trust, Inc.	7,439	214,690
Healthcare Trust of America, Inc., Class A	11,950	324,562
Healthpeak Properties, Inc.	29,434	856,235
Highwoods Properties, Inc.	5,681	227,013
Host Hotels & Resorts, Inc.	38,563	639,760
Hudson Pacific Properties, Inc.	8,318	212,858
Invitation Homes, Inc.	30,647	893,054
Iron Mountain, Inc.	15,755	548,116
JBG SMITH Properties	6,084	193,167
Kilroy Realty Corp.	5,734	363,880
Kimco Realty Corp.	23,646	433,431
Lamar Advertising Co., Class A	4,725	409,138
Lexington Realty Trust	15,142	162,322
Life Storage, Inc.	3,984	334,258
Medical Properties Trust, Inc.	31,039	670,132
Mid-America Apartment Communities, Inc.	6,253	842,467
National Health Investors, Inc.	2,446	166,988
National Retail Properties, Inc.	9,498	416,392
Omega Healthcare Investors, Inc.	12,411	460,945
Physicians Realty Trust	11,385	193,545
PotlatchDeltic Corp.	3,656	185,542
Prologis, Inc.	40,416	4,004,013
PS Business Parks, Inc.	1,097	158,911
Public Storage	8,316	1,945,445
Rayonier, Inc.	7,464	243,625
Realty Income Corp.	19,190	1,156,389
Regency Centers Corp.	8,628	472,642
Rexford Industrial Realty, Inc.	7,136	340,530
Sabra Health Care REIT, Inc.	11,314	194,827
SBA Communications Corp.	6,075	1,549,915
Simon Property Group, Inc.	17,927	2,024,317
SL Green Realty Corp.(b)	3,989	275,520
Spirit Realty Capital, Inc.	6,247	268,746
STORE Capital Corp.	12,921	432,078
Sun Communities, Inc.	5,881	893,618
UDR, Inc.	16,101	662,878
Ventas, Inc.	20,479	1,083,339
VEREIT, Inc.	11,938	465,582
VICI Properties, Inc.	29,342	836,247
Vornado Realty Trust	8,575	368,210
Welltower, Inc.	22,816	1,549,206
Weyerhaeuser Co.	40,810	1,382,235
WP Carey, Inc.	9,590	657,299
		57,374,889
Mortgage Real Estate Investment Trusts (REITs) - 2.2%
AGNC Investment Corp.	29,819	477,998
Annaly Capital Management, Inc.	76,447	635,275
Blackstone Mortgage Trust, Inc., Class A	7,993	233,396
New Residential Investment Corp.	22,730	233,664
Starwood Property Trust, Inc.	15,565	355,349
		1,935,682
Professional Services - 2.1%
CoStar Group, Inc.*	2,155	1,775,203

Real Estate Management & Development - 2.4%
CBRE Group, Inc., Class A*	18,341	1,389,697
Howard Hughes Corp. (The)*	2,462	233,570
Jones Lang LaSalle, Inc.*	2,805	488,014
		2,111,281
TOTAL COMMON STOCKS (Cost $69,477,660)		63,197,055

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 22.3%

REPURCHASE AGREEMENTS(c) - 22.3%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $19,468,671 (Cost $19,468,653)	19,468,653	19,468,653

Total Investments - 94.8% (Cost $88,946,313)		82,665,708
Other assets less liabilities - 5.2%		4,574,409
Net Assets - 100.0%		87,240,117

Ultra Real Estate

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $17,955,225.
(b)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $237,323, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 6.88%, and maturity dates ranging from March 15, 2021 – May 15, 2050; a total value of $240,394.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Real Estate had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
11,919,883	11/8/2021	Bank of America NA	0.37%	iShares® U.S. Real Estate ETF	1,333,188
14,769,260	1/6/2022	Bank of America NA	1.07%	Dow Jones U.S. Real EstateSM Index	420,994
16,094,506	1/6/2022	BNP Paribas SA	0.67%	Dow Jones U.S. Real EstateSM Index	130,710
5,180,783	11/7/2022	Citibank NA	0.79%	Dow Jones U.S. Real EstateSM Index	67,746
9,439,938	11/8/2021	Credit Suisse International	0.67%	Dow Jones U.S. Real EstateSM Index	60,599
4,729,018	1/6/2022	Goldman Sachs International	0.59%	Dow Jones U.S. Real EstateSM Index	124,516
17,959,702	1/6/2022	Goldman Sachs International	0.12%	iShares® U.S. Real Estate ETF	196,426
174,491	11/7/2022	Morgan Stanley & Co. International plc	0.08%	Dow Jones U.S. Real EstateSM Index	9,195
287,909	11/7/2022	Morgan Stanley & Co. International plc	0.07%	iShares® U.S. Real Estate ETF	15,330
28,689,285	11/7/2022	Societe Generale	0.77%	Dow Jones U.S. Real EstateSM Index	1,408,422
2,410,095	11/8/2021	UBS AG	0.47%	Dow Jones U.S. Real EstateSM Index	(5,150,432)
111,654,870					(1,383,306)
				Total Unrealized Appreciation	3,767,126
				Total Unrealized Depreciation	(5,150,432)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 64.1%

Aerospace & Defense - 0.6%
AAR Corp.	5,546	220,620
Aerojet Rocketdyne Holdings, Inc.*	11,959	613,138
AeroVironment, Inc.*	3,587	394,857
Astronics Corp.*	3,922	61,968
Cubic Corp.	5,204	361,418
Ducommun, Inc.*	1,786	97,158
Kaman Corp.	4,568	222,279
Kratos Defense & Security Solutions, Inc.*	20,106	552,915
Maxar Technologies, Inc.	10,123	484,386
Moog, Inc., Class A	4,925	382,475
National Presto Industries, Inc.	850	86,980
PAE, Inc.*	9,782	79,919
Park Aerospace Corp.	3,260	45,281
Parsons Corp.*	3,739	133,632
Triumph Group, Inc.*	8,528	124,253
Vectrus, Inc.*	1,895	103,467
		3,964,746
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc.*	9,736	258,393
Atlas Air Worldwide Holdings, Inc.*	4,257	234,688
Echo Global Logistics, Inc.*	4,339	120,885
Forward Air Corp.	4,532	388,710
Hub Group, Inc., Class A*	5,428	312,544
Radiant Logistics, Inc.*	6,480	43,870
		1,359,090
Airlines - 0.3%
Allegiant Travel Co.*	2,163	545,487
Hawaiian Holdings, Inc.*	7,532	202,008
Mesa Air Group, Inc.*	4,884	59,585
SkyWest, Inc.	8,162	460,092
Spirit Airlines, Inc.*	16,265	583,588
		1,850,760
Auto Components - 0.9%
Adient plc*	14,570	540,256
American Axle & Manufacturing Holdings, Inc.*	18,616	181,878
Cooper Tire & Rubber Co.	8,349	477,897
Cooper-Standard Holdings, Inc.*	2,773	99,329
Dana, Inc.*	23,962	570,535
Dorman Products, Inc.*	4,410	439,721
Fox Factory Holding Corp.*	6,851	871,105
Gentherm, Inc.*	5,428	384,248
Goodyear Tire & Rubber Co. (The)*	38,290	643,655
LCI Industries	4,079	574,894
Modine Manufacturing Co.*	8,201	113,748
Motorcar Parts of America, Inc.*	3,111	66,202
Patrick Industries, Inc.	3,700	292,041
Standard Motor Products, Inc.	3,499	146,993
Stoneridge, Inc.*	4,308	132,083
Tenneco, Inc., Class A*	8,444	94,066
Visteon Corp.*	4,591	583,838
Workhorse Group, Inc.*(b)	15,628	252,705
XPEL, Inc.*(c)	2,758	133,349
		6,598,543
Automobiles - 0.1%
Winnebago Industries, Inc.	5,161	359,206
Banks - 5.3%
1st Constitution Bancorp	1,493	26,202
1st Source Corp.	2,719	120,642
ACNB Corp.	1,399	38,626
Allegiance Bancshares, Inc.	3,136	118,070
Altabancorp	2,631	90,559
Amalgamated Bank, Class A	2,191	38,474
Amerant Bancorp, Inc.*	3,755	61,845
American National Bankshares, Inc.	1,764	54,684
Ameris Bancorp	10,988	523,468
Ames National Corp.	1,458	33,330
Arrow Financial Corp.	2,200	70,092
Atlantic Capital Bancshares, Inc.*	3,356	68,295
Atlantic Union Bankshares Corp.	12,910	474,184
Auburn National Bancorp, Inc.	387	15,132
Banc of California, Inc.	7,391	137,177
BancFirst Corp.	3,118	199,178
Bancorp, Inc. (The)*	8,533	172,964
BancorpSouth Bank	16,402	493,044
Bank First Corp.(b)	1,040	72,696
Bank of Commerce Holdings	2,634	28,632
Bank of Marin Bancorp	2,193	81,141
Bank of NT Butterfield & Son Ltd. (The)	8,299	302,831
Bank of Princeton (The)	946	24,851
Bank7 Corp.	469	7,659
BankFinancial Corp.	2,196	20,752
BankUnited, Inc.	15,200	610,888
Bankwell Financial Group, Inc.	1,093	27,106
Banner Corp.	5,756	298,046
Bar Harbor Bankshares	2,451	68,604
BayCom Corp.*	1,882	32,163
BCB Bancorp, Inc.	2,392	31,646
Berkshire Hills Bancorp, Inc.	7,493	151,059
Boston Private Financial Holdings, Inc.	13,565	186,654
Brookline Bancorp, Inc.	12,842	182,742
Bryn Mawr Bank Corp.	3,266	123,553
Business First Bancshares, Inc.	3,196	70,216
Byline Bancorp, Inc.	4,012	79,919
C&F Financial Corp.	579	25,187
Cadence Bancorp	20,438	419,388
California Bancorp*	1,247	19,229
Cambridge Bancorp	1,053	80,260
Camden National Corp.	2,446	99,136
Capital Bancorp, Inc.*	1,315	20,974
Capital City Bank Group, Inc.	2,226	54,960
Capstar Financial Holdings, Inc.	2,650	42,957
Carter Bankshares, Inc.*	3,756	44,433
Cathay General Bancorp	12,569	473,097
CB Financial Services, Inc.	821	16,707
CBTX, Inc.	2,930	85,468
Central Pacific Financial Corp.	4,551	102,989
Central Valley Community Bancorp	1,752	30,958
Century Bancorp, Inc., Class A	464	42,062
Chemung Financial Corp.	579	20,387
ChoiceOne Financial Services, Inc.	1,219	30,938
CIT Group, Inc.	16,343	741,155
Citizens & Northern Corp.	2,212	46,275
Citizens Holding Co.(b)	772	15,108
City Holding Co.	2,554	192,086
Civista Bancshares, Inc.	2,621	50,402
CNB Financial Corp.	2,455	56,981

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Coastal Financial Corp.*	1,504	42,112
Codorus Valley Bancorp, Inc.	1,552	26,151
Colony Bankcorp, Inc.	1,279	18,354
Columbia Banking System, Inc.	11,893	526,741
Community Bank System, Inc.	8,762	623,767
Community Bankers Trust Corp.	3,607	27,990
Community Financial Corp. (The)	859	26,028
Community Trust Bancorp, Inc.	2,567	104,888
ConnectOne Bancorp, Inc.	6,141	142,655
County Bancorp, Inc.	812	18,359
CrossFirst Bankshares, Inc.*	7,940	105,999
Customers Bancorp, Inc.*	4,747	127,125
CVB Financial Corp.	21,401	458,195
Dime Community Bancshares, Inc.	5,913	173,901
Eagle Bancorp Montana, Inc.	1,046	22,771
Eagle Bancorp, Inc.	5,292	258,726
Eastern Bankshares, Inc.*	27,478	483,888
Enterprise Bancorp, Inc.	1,486	43,094
Enterprise Financial Services Corp.	3,991	171,613
Equity Bancshares, Inc., Class A*	2,344	60,944
Esquire Financial Holdings, Inc.*	1,118	24,954
Evans Bancorp, Inc.	788	25,531
Farmers & Merchants Bancorp, Inc.	1,673	38,563
Farmers National Banc Corp.	4,298	59,484
FB Financial Corp.	5,228	221,719
Fidelity D&D Bancorp, Inc.	657	33,310
Financial Institutions, Inc.	2,628	71,955
First Bancorp, Inc. (The)	1,672	42,736
First Bancorp/NC	4,682	188,544
First Bancorp/PR	35,654	374,010
First Bancshares, Inc. (The)	3,425	109,840
First Bank	2,655	28,010
First Busey Corp.	8,344	190,994
First Business Financial Services, Inc.	1,347	29,903
First Capital, Inc.(b)	540	25,947
First Choice Bancorp	1,715	33,940
First Commonwealth Financial Corp.	15,826	212,227
First Community Bankshares, Inc.	2,869	73,619
First Community Corp.	1,184	21,099
First Financial Bancorp	16,064	360,316
First Financial Bankshares, Inc.	21,381	954,875
First Financial Corp.	2,225	94,296
First Foundation, Inc.	6,533	149,279
First Guaranty Bancshares, Inc.	602	9,969
First Internet Bancorp	1,566	51,287
First Interstate BancSystem, Inc., Class A	6,714	304,950
First Merchants Corp.	8,935	375,717
First Mid Bancshares, Inc.	2,415	87,882
First Midwest Bancorp, Inc.	18,881	373,466
First Northwest Bancorp	1,437	23,394
First of Long Island Corp. (The)	3,767	69,991
First Savings Financial Group, Inc.	307	19,191
First United Corp.	1,114	20,163
First Western Financial, Inc.*	1,040	18,980
Flushing Financial Corp.	4,877	101,198
FNCB Bancorp, Inc.	2,833	19,944
Franklin Financial Services Corp.	683	18,755
Fulton Financial Corp.	26,296	406,273
FVCBankcorp, Inc.*	1,960	30,968
German American Bancorp, Inc.	4,084	160,910
Glacier Bancorp, Inc.	15,868	860,046
Great Southern Bancorp, Inc.	1,793	94,652
Great Western Bancorp, Inc.	9,162	245,816
Guaranty Bancshares, Inc.	1,264	38,552
Hancock Whitney Corp.	14,288	539,372
Hanmi Financial Corp.	5,059	86,610
HarborOne Bancorp, Inc.	8,773	104,837
Hawthorn Bancshares, Inc.	967	19,475
HBT Financial, Inc.	1,619	26,131
Heartland Financial USA, Inc.	5,753	268,895
Heritage Commerce Corp.	9,634	91,619
Heritage Financial Corp.	5,970	154,563
Hilltop Holdings, Inc.	11,940	394,498
Home BancShares, Inc.	25,340	619,310
HomeTrust Bancshares, Inc.	2,583	59,771
Hope Bancorp, Inc.	19,440	255,830
Horizon Bancorp, Inc.	7,075	126,360
Howard Bancorp, Inc.*	2,180	29,975
Independent Bank Corp.	5,452	466,201
Independent Bank Corp./MI	3,499	72,324
Independent Bank Group, Inc.	6,859	478,004
International Bancshares Corp.	8,840	385,247
Investar Holding Corp.	1,636	31,411
Investors Bancorp, Inc.	38,201	509,601
Lakeland Bancorp, Inc.	8,068	126,506
Lakeland Financial Corp.	4,086	281,730
Landmark Bancorp, Inc.	661	16,181
LCNB Corp.	2,017	34,229
Level One Bancorp, Inc.	855	18,297
Limestone Bancorp, Inc.*	866	13,042
Live Oak Bancshares, Inc.	4,692	258,576
Macatawa Bank Corp.	4,340	38,322
Mackinac Financial Corp.	1,482	19,118
MainStreet Bancshares, Inc.*	1,068	19,865
Mercantile Bank Corp.	2,621	76,638
Meridian Corp.	885	21,629
Metrocity Bankshares, Inc.(b)	2,871	41,027
Metropolitan Bank Holding Corp.*	1,154	59,696
Mid Penn Bancorp, Inc.	1,147	26,977
Middlefield Banc Corp.	993	22,213
Midland States Bancorp, Inc.	3,548	86,926
MidWestOne Financial Group, Inc.	2,429	66,652
MVB Financial Corp.	1,611	52,519
National Bank Holdings Corp., Class A	4,879	189,061
National Bankshares, Inc.	1,053	34,917
NBT Bancorp, Inc.	7,048	255,349
Nicolet Bankshares, Inc.*	1,493	110,557
Northeast Bank	1,236	32,099
Northrim Bancorp, Inc.	1,013	38,990
Norwood Financial Corp.	963	24,595
Oak Valley Bancorp	1,132	18,293
OceanFirst Financial Corp.	9,822	213,432
OFG Bancorp	8,379	161,799
Ohio Valley Banc Corp.	707	17,173
Old National Bancorp	27,166	492,520
Old Second Bancorp, Inc.	4,711	56,391
Origin Bancorp, Inc.	3,641	124,741
Orrstown Financial Services, Inc.	1,800	35,064
Pacific Premier Bancorp, Inc.	13,244	533,733
Park National Corp.(b)	2,381	295,244
Parke Bancorp, Inc.	1,752	31,799
Partners Bancorp(b)	1,635	11,625
PCB Bancorp	2,057	28,654
Peapack-Gladstone Financial Corp.	3,031	83,383
Penns Woods Bancorp, Inc.	1,134	27,023

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Peoples Bancorp of North Carolina, Inc.	743	17,371
Peoples Bancorp, Inc.	3,013	93,825
Peoples Financial Services Corp.	1,138	47,659
Plumas Bancorp	764	19,108
Preferred Bank	2,287	132,532
Premier Financial Bancorp, Inc.	2,156	33,504
Professional Holding Corp., Class A*	1,823	29,168
QCR Holdings, Inc.	2,457	101,720
RBB Bancorp	2,743	51,568
Red River Bancshares, Inc.	821	42,610
Reliant Bancorp, Inc.	2,486	54,965
Renasant Corp.(b)	9,017	354,188
Republic Bancorp, Inc., Class A	1,610	67,684
Republic First Bancorp, Inc.*	7,531	26,735
Richmond Mutual Bancorp, Inc.	2,002	26,186
S&T Bancorp, Inc.	6,400	184,832
Salisbury Bancorp, Inc.	417	17,018
Sandy Spring Bancorp, Inc.	7,630	286,735
SB Financial Group, Inc.	1,149	19,866
Seacoast Banking Corp. of Florida*	8,550	307,373
Select Bancorp, Inc.*	2,597	28,411
ServisFirst Bancshares, Inc.	8,064	399,652
Shore Bancshares, Inc.	1,976	30,233
Sierra Bancorp	2,337	55,737
Silvergate Capital Corp., Class A*	2,593	330,763
Simmons First National Corp., Class A	17,932	525,049
SmartFinancial, Inc.	2,320	48,720
South Plains Financial, Inc.	1,757	33,910
South State Corp.	11,593	914,224
Southern First Bancshares, Inc.*	1,205	53,020
Southern National Bancorp of Virginia, Inc.	3,284	46,633
Southside Bancshares, Inc.	5,236	181,061
Spirit of Texas Bancshares, Inc.	2,167	44,987
Stock Yards Bancorp, Inc.	3,380	166,533
Summit Financial Group, Inc.	1,891	45,554
Texas Capital Bancshares, Inc.*	8,375	638,175
Tompkins Financial Corp.	2,380	184,045
Towne Bank	11,087	319,749
TriCo Bancshares	4,378	188,560
TriState Capital Holdings, Inc.*	4,561	104,675
Triumph Bancorp, Inc.*	3,756	288,085
Trustmark Corp.	10,434	314,689
UMB Financial Corp.	7,225	609,573
United Bankshares, Inc.	20,506	757,697
United Community Banks, Inc.	12,931	427,499
United Security Bancshares	2,231	16,643
Unity Bancorp, Inc.	1,268	25,170
Univest Financial Corp.	4,767	119,890
Valley National Bancorp	65,996	808,451
Veritex Holdings, Inc.	7,858	228,511
Washington Trust Bancorp, Inc.	2,829	134,519
WesBanco, Inc.	10,795	348,463
West Bancorp, Inc.	2,656	60,636
Westamerica Bancorp	4,324	259,916
		37,479,516
Beverages - 0.2%
Celsius Holdings, Inc.*(b)	5,894	350,870
Coca-Cola Consolidated, Inc.	772	198,141
MGP Ingredients, Inc.	2,142	136,831
National Beverage Corp.(b)	3,925	187,065
NewAge, Inc.*(b)	15,685	41,252
Primo Water Corp.	25,879	369,811
		1,283,970
Biotechnology - 6.9%
89bio, Inc.*	1,385	34,016
Abeona Therapeutics, Inc.*	10,007	24,217
ADMA Biologics, Inc.*(b)	10,922	25,230
Adverum Biotechnologies, Inc.*	14,746	189,191
Aeglea BioTherapeutics, Inc.*	7,471	55,659
Affimed NV*	14,085	79,862
Agenus, Inc.*	26,049	104,196
Akebia Therapeutics, Inc.*	23,722	82,078
Akero Therapeutics, Inc.*	2,237	68,005
Akouos, Inc.*	2,405	48,990
Albireo Pharma, Inc.*	2,805	97,782
Alector, Inc.*	7,661	139,277
Aligos Therapeutics, Inc.*(b)	1,669	47,967
Allakos, Inc.*	4,340	525,921
Allogene Therapeutics, Inc.*	8,931	309,995
Allovir, Inc.*	2,970	108,583
ALX Oncology Holdings, Inc.*	1,613	129,508
Amicus Therapeutics, Inc.*	42,593	523,042
AnaptysBio, Inc.*	3,549	101,856
Anavex Life Sciences Corp.*(b)	8,696	113,222
Anika Therapeutics, Inc.*	2,312	84,850
Annexon, Inc.*	2,581	75,133
Apellis Pharmaceuticals, Inc.*	9,948	479,195
Applied Genetic Technologies Corp.*	4,286	21,773
Applied Molecular Transport, Inc.*	2,061	100,721
Applied Therapeutics, Inc.*	2,254	48,957
Aprea Therapeutics, Inc.*	1,194	7,200
Aptinyx, Inc.*	5,649	20,675
Aravive, Inc.*(b)	2,019	13,749
Arcturus Therapeutics Holdings, Inc.*	3,647	192,087
Arcus Biosciences, Inc.*	6,983	246,221
Arcutis Biotherapeutics, Inc.*	3,432	117,271
Ardelyx, Inc.*	12,259	79,071
Arena Pharmaceuticals, Inc.*	9,630	773,770
Arrowhead Pharmaceuticals, Inc.*	16,622	1,324,109
Assembly Biosciences, Inc.*	5,088	25,847
Atara Biotherapeutics, Inc.*	12,536	210,354
Athenex, Inc.*	11,743	142,090
Athersys, Inc.*(b)	28,730	58,609
Atreca, Inc., Class A*	4,773	82,812
AVEO Pharmaceuticals, Inc.*(b)	3,614	29,852
Avid Bioservices, Inc.*	9,328	191,970
Avidity Biosciences, Inc.*	2,769	66,816
Avrobio, Inc.*	5,177	56,947
Axcella Health, Inc.*	2,571	14,655
Aziyo Biologics, Inc., Class A*	371	5,906
Beam Therapeutics, Inc.*(b)	6,611	589,238
Beyondspring, Inc.*(b)	2,428	31,515
BioCryst Pharmaceuticals, Inc.*	29,249	315,304
Biohaven Pharmaceutical Holding Co. Ltd.*	7,972	677,461
Bioxcel Therapeutics, Inc.*	2,121	113,707
Black Diamond Therapeutics, Inc.*	2,995	83,860
Blueprint Medicines Corp.*	9,164	900,088
BrainStorm Cell Therapeutics, Inc.*(b)	4,465	18,128
Bridgebio Pharma, Inc.*	15,410	1,089,179
C4 Therapeutics, Inc.*	1,766	75,797
Cabaletta Bio, Inc.*	2,146	23,327
Calithera Biosciences, Inc.*	10,895	31,813

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Calyxt, Inc.*(b)	1,711	16,323
CareDx, Inc.*	7,928	626,946
CASI Pharmaceuticals, Inc.*	10,958	26,957
Catabasis Pharmaceuticals, Inc.*	3,361	9,680
Catalyst Biosciences, Inc.*	3,653	22,028
Catalyst Pharmaceuticals, Inc.*	16,080	62,551
CEL-SCI Corp.*(b)	5,589	99,205
Centogene NV*	1,408	16,276
Checkmate Pharmaceuticals, Inc.*	838	11,145
Checkpoint Therapeutics, Inc.*	8,550	27,445
ChemoCentryx, Inc.*	8,212	557,102
Chimerix, Inc.*	8,106	79,520
Chinook Therapeutics, Inc.*	2,203	36,438
Cidara Therapeutics, Inc.*(b)	5,976	13,566
Clovis Oncology, Inc.*(b)	13,737	82,285
Codiak Biosciences, Inc.*	920	14,904
Cohbar, Inc.*(c)	5,452	8,342
Coherus Biosciences, Inc.*	9,741	158,194
Concert Pharmaceuticals, Inc.*	4,894	32,741
Constellation Pharmaceuticals, Inc.*	5,089	128,243
ContraFect Corp.*	4,053	21,278
Corbus Pharmaceuticals Holdings, Inc.*(b)	12,732	27,756
Cortexyme, Inc.*(b)	2,604	88,718
Crinetics Pharmaceuticals, Inc.*	4,485	68,576
Cue Biopharma, Inc.*	4,889	66,539
Cyclerion Therapeutics, Inc.*	3,671	14,097
Cytokinetics, Inc.*	10,989	205,824
CytomX Therapeutics, Inc.*	7,474	58,671
Deciphera Pharmaceuticals, Inc.*	6,313	276,383
Denali Therapeutics, Inc.*	10,412	747,582
DermTech, Inc.*	1,353	90,286
Dicerna Pharmaceuticals, Inc.*	10,923	294,703
Dyadic International, Inc.*(b)	3,200	16,992
Dynavax Technologies Corp.*(b)	17,599	153,991
Dyne Therapeutics, Inc.*	2,358	43,552
Eagle Pharmaceuticals, Inc.*	1,718	76,451
Editas Medicine, Inc.*	10,403	456,276
Eiger BioPharmaceuticals, Inc.*	5,066	51,521
Emergent BioSolutions, Inc.*	7,477	717,792
Enanta Pharmaceuticals, Inc.*	3,151	155,407
Enochian Biosciences, Inc.*(b)	2,293	8,117
Epizyme, Inc.*	14,766	141,606
Esperion Therapeutics, Inc.*(b)	4,283	117,311
Evelo Biosciences, Inc.*(b)	3,310	40,283
Exicure, Inc.*	9,828	21,327
Fate Therapeutics, Inc.*	12,461	1,118,001
Fennec Pharmaceuticals, Inc.*(b)	3,605	26,389
FibroGen, Inc.*	13,951	697,969
Five Prime Therapeutics, Inc.*	5,184	115,240
Flexion Therapeutics, Inc.*(b)	7,252	79,917
Foghorn Therapeutics, Inc.*	1,189	19,571
Forma Therapeutics Holdings, Inc.*	2,843	109,768
Fortress Biotech, Inc.*	11,073	41,192
Frequency Therapeutics, Inc.*	4,166	205,009
G1 Therapeutics, Inc.*	5,642	124,688
Galectin Therapeutics, Inc.*(b)	6,171	13,823
Galera Therapeutics, Inc.*	1,447	15,179
Generation Bio Co.*	2,031	70,923
Genprex, Inc.*(b)	4,818	24,861
Geron Corp.*	47,582	85,172
GlycoMimetics, Inc.*	6,141	20,388
Gossamer Bio, Inc.*	9,387	88,238
Gritstone Oncology, Inc.*(b)	4,986	67,660
Halozyme Therapeutics, Inc.*(b)	22,019	996,360
Harpoon Therapeutics, Inc.*	1,781	34,355
Heron Therapeutics, Inc.*(b)	14,509	262,323
Homology Medicines, Inc.*	5,628	60,445
Hookipa Pharma, Inc.*	2,060	24,390
iBio, Inc.*(b)	29,834	52,508
Ideaya Biosciences, Inc.*	2,640	50,345
IGM Biosciences, Inc.*	1,172	102,468
Immunic, Inc.*	922	14,706
ImmunoGen, Inc.*	30,629	268,004
Immunome, Inc.*(b)	351	13,893
Immunovant, Inc.*	6,205	97,915
Inhibrx, Inc.*	1,343	34,139
Inovio Pharmaceuticals, Inc.*(b)	26,265	291,541
Inozyme Pharma, Inc.*	1,343	26,860
Insmed, Inc.*	16,767	599,756
Intellia Therapeutics, Inc.*	8,298	501,697
Intercept Pharmaceuticals, Inc.*(b)	4,292	92,965
Invitae Corp.*	19,115	767,085
Ironwood Pharmaceuticals, Inc.*	26,432	243,967
iTeos Therapeutics, Inc.*	1,852	77,006
IVERIC bio, Inc.*	13,301	81,668
Jounce Therapeutics, Inc.*	2,860	31,403
Kadmon Holdings, Inc.*	28,570	131,136
KalVista Pharmaceuticals, Inc.*	2,415	79,381
Karuna Therapeutics, Inc.*	2,620	327,395
Karyopharm Therapeutics, Inc.*	11,609	160,436
Keros Therapeutics, Inc.*	2,154	141,022
Kezar Life Sciences, Inc.*	5,185	28,414
Kindred Biosciences, Inc.*	6,181	27,876
Kiniksa Pharmaceuticals Ltd., Class A*	4,429	91,105
Kodiak Sciences, Inc.*	5,342	689,171
Kronos Bio, Inc.*	2,416	70,233
Krystal Biotech, Inc.*	2,230	175,925
Kura Oncology, Inc.*	10,190	285,320
Kymera Therapeutics, Inc.*	1,667	79,983
La Jolla Pharmaceutical Co.*(b)	2,983	15,631
Lexicon Pharmaceuticals, Inc.*	6,837	49,158
Ligand Pharmaceuticals, Inc.*	2,387	353,801
LogicBio Therapeutics, Inc.*	2,717	22,524
MacroGenics, Inc.*	9,083	227,166
Madrigal Pharmaceuticals, Inc.*	1,449	175,604
Magenta Therapeutics, Inc.*	3,429	36,039
MannKind Corp.*	37,032	211,453
Marker Therapeutics, Inc.*(b)	5,051	12,223
MediciNova, Inc.*	7,115	39,702
MEI Pharma, Inc.*	18,163	68,111
MeiraGTx Holdings plc*	3,497	51,895
Mersana Therapeutics, Inc.*	8,815	160,257
Metacrine, Inc.*	1,090	9,265
Minerva Neurosciences, Inc.*	5,870	18,197
Mirati Therapeutics, Inc.*	7,080	1,422,514
Mirum Pharmaceuticals, Inc.*(b)	871	15,992
Molecular Templates, Inc.*	4,385	47,797
Morphic Holding, Inc.*	2,307	83,421
Mustang Bio, Inc.*	8,340	29,440
Myriad Genetics, Inc.*	11,786	359,355
NantKwest, Inc.*(b)	5,213	169,475
Natera, Inc.*	12,532	1,454,840
Neoleukin Therapeutics, Inc.*	5,341	64,306
NeuBase Therapeutics, Inc.*(b)	2,787	26,421
NeuroBo Pharmaceuticals, Inc.*(b)	711	3,036
NextCure, Inc.*	3,553	40,362
Nkarta, Inc.*	2,696	131,457

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Novavax, Inc.*	10,214	2,361,783
Nurix Therapeutics, Inc.*	1,935	68,905
Nymox Pharmaceutical Corp.*	7,007	18,288
Oncocyte Corp.*	10,417	51,252
Oncorus, Inc.*(b)	1,092	17,254
OPKO Health, Inc.*(b)	65,875	296,437
Organogenesis Holdings, Inc.*	3,979	60,521
Orgenesis, Inc.*	3,116	20,846
ORIC Pharmaceuticals, Inc.*	3,673	119,005
Ovid therapeutics, Inc.*	7,885	23,261
Oyster Point Pharma, Inc.*(b)	1,006	19,929
Pandion Therapeutics, Inc.*	1,235	74,347
Passage Bio, Inc.*	4,120	74,242
PhaseBio Pharmaceuticals, Inc.*(b)	2,530	9,816
Pieris Pharmaceuticals, Inc.*	8,790	23,909
PMV Pharmaceuticals, Inc.*(b)	2,260	85,044
Poseida Therapeutics, Inc.*(b)	2,223	24,542
Praxis Precision Medicines, Inc.*	1,823	79,300
Precigen, Inc.*(b)	10,967	92,561
Precision BioSciences, Inc.*	7,705	92,152
Prelude Therapeutics, Inc.*	1,519	94,679
Protagonist Therapeutics, Inc.*	5,204	122,658
Protara Therapeutics, Inc.*	640	11,008
Prothena Corp. plc*	5,094	113,698
PTC Therapeutics, Inc.*	10,231	584,190
Puma Biotechnology, Inc.*	5,109	50,886
Radius Health, Inc.*	7,526	140,059
RAPT Therapeutics, Inc.*	1,816	32,960
REGENXBIO, Inc.*	5,637	230,610
Relay Therapeutics, Inc.*	5,333	220,093
Replimune Group, Inc.*	3,933	136,200
REVOLUTION Medicines, Inc.*	6,385	291,667
Rhythm Pharmaceuticals, Inc.*	5,562	144,167
Rigel Pharmaceuticals, Inc.*	28,148	116,814
Rocket Pharmaceuticals, Inc.*	5,640	313,471
Rubius Therapeutics, Inc.*(b)	5,935	61,605
Sangamo Therapeutics, Inc.*	19,064	219,045
Savara, Inc.*	7,979	13,564
Scholar Rock Holding Corp.*	4,243	229,546
Selecta Biosciences, Inc.*	11,236	47,416
Seres Therapeutics, Inc.*	9,156	174,330
Shattuck Labs, Inc.*	2,170	89,621
Soleno Therapeutics, Inc.*	9,874	23,796
Solid Biosciences, Inc.*(b)	4,652	37,076
Sorrento Therapeutics, Inc.*(b)	41,453	400,851
Spectrum Pharmaceuticals, Inc.*	23,891	81,946
Spero Therapeutics, Inc.*(b)	3,379	61,396
SpringWorks Therapeutics, Inc.*	3,982	342,651
Spruce Biosciences, Inc.*(b)	1,149	24,014
SQZ Biotechnologies Co.*(b)	740	11,100
Stoke Therapeutics, Inc.*	2,061	123,433
Sutro Biopharma, Inc.*	4,620	102,564
Syndax Pharmaceuticals, Inc.*	4,466	109,015
Syros Pharmaceuticals, Inc.*	6,880	57,792
Taysha Gene Therapies, Inc.*(b)	1,437	36,773
TCR2 Therapeutics, Inc.*	4,207	111,317
TG Therapeutics, Inc.*	19,092	835,657
Translate Bio, Inc.*	11,286	263,415
Travere Therapeutics, Inc.*	8,101	249,673
Turning Point Therapeutics, Inc.*	6,174	727,976
Twist Bioscience Corp.*	5,423	746,422
Tyme Technologies, Inc.*(b)	11,512	23,024
Ultragenyx Pharmaceutical, Inc.*	10,368	1,467,487
UNITY Biotechnology, Inc.*(b)	5,867	39,954
UroGen Pharma Ltd.*(b)	3,207	61,093
Vanda Pharmaceuticals, Inc.*	8,900	165,985
Vaxart, Inc.*(b)	8,681	62,069
Vaxcyte, Inc.*(b)	3,021	71,175
VBI Vaccines, Inc.*(b)	29,849	100,591
Veracyte, Inc.*	10,644	617,991
Verastem, Inc.*	28,261	66,413
Vericel Corp.*	7,531	363,597
Viela Bio, Inc.*	3,582	190,562
Viking Therapeutics, Inc.*(b)	10,864	73,223
Vir Biotechnology, Inc.*	8,876	555,904
Voyager Therapeutics, Inc.*	4,283	24,285
vTv Therapeutics, Inc., Class A*(b)	1,830	4,868
X4 Pharmaceuticals, Inc.*	2,658	25,437
XBiotech, Inc.*(b)	2,394	45,486
Xencor, Inc.*	9,177	452,151
XOMA Corp.*(b)	1,011	36,598
Y-mAbs Therapeutics, Inc.*	5,050	177,608
Zentalis Pharmaceuticals, Inc.*	4,761	200,152
ZIOPHARM Oncology, Inc.*	35,308	188,192
		48,868,603
Building Products - 1.1%
AAON, Inc.	6,807	524,820
Advanced Drainage Systems, Inc.	9,324	1,025,827
Alpha Pro Tech Ltd.*(b)	2,028	28,351
American Woodmark Corp.*	2,799	261,455
Apogee Enterprises, Inc.	4,256	159,174
Builders FirstSource, Inc.*	34,344	1,485,893
Caesarstone Ltd.	3,682	46,430
Cornerstone Building Brands, Inc.*	7,242	82,486
CSW Industrials, Inc.	2,267	284,667
Gibraltar Industries, Inc.*	5,396	471,341
Griffon Corp.	7,236	178,006
Insteel Industries, Inc.	3,072	94,863
JELD-WEN Holding, Inc.*	11,245	333,414
Masonite International Corp.*	4,034	442,611
PGT Innovations, Inc.*	9,444	222,784
Quanex Building Products Corp.	5,443	132,428
Resideo Technologies, Inc.*	23,360	561,107
Simpson Manufacturing Co., Inc.	7,221	703,759
UFP Industries, Inc.	9,900	603,900
		7,643,316
Capital Markets - 1.0%
Artisan Partners Asset Management, Inc., Class A	9,107	432,583
AssetMark Financial Holdings, Inc.*	2,707	63,966
Associated Capital Group, Inc., Class A	298	10,162
B Riley Financial, Inc.	3,143	206,872
BGC Partners, Inc., Class A	51,305	229,846
BlackRock Capital Investment Corp.	2	7
Blucora, Inc.*	7,974	129,179
Brightsphere Investment Group, Inc.	10,158	183,860
Cohen & Steers, Inc.	4,053	260,932
Cowen, Inc., Class A	4,248	143,795
Diamond Hill Investment Group, Inc.	501	71,067
Donnelley Financial Solutions, Inc.*	4,917	127,793
Federated Hermes, Inc., Class B	15,743	420,653
Focus Financial Partners, Inc., Class A*	5,208	244,828

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
GAMCO Investors, Inc., Class A	881	16,739
Greenhill & Co., Inc.	2,377	35,869
Hamilton Lane, Inc., Class A	5,311	474,803
Hercules Capital, Inc.	6	95
Houlihan Lokey, Inc.	8,571	544,773
Moelis & Co., Class A	8,752	451,953
Oppenheimer Holdings, Inc., Class A	1,540	58,366
Piper Sandler Cos.	2,885	306,733
PJT Partners, Inc., Class A	3,849	268,352
Prospect Capital Corp.	3	22
Pzena Investment Management, Inc., Class A	2,804	25,853
Safeguard Scientifics, Inc.*	3,279	25,084
Sculptor Capital Management, Inc., Class A	3,060	63,158
Siebert Financial Corp.*	1,884	8,798
Silvercrest Asset Management Group, Inc., Class A	1,574	22,099
StepStone Group, Inc., Class A*	3,213	115,700
Stifel Financial Corp.	16,556	1,011,240
StoneX Group, Inc.*	2,711	156,398
Value Line, Inc.	171	4,935
Virtus Investment Partners, Inc.	1,213	304,342
Waddell & Reed Financial, Inc., Class A	10,168	255,115
Westwood Holdings Group, Inc.	1,274	21,977
WisdomTree Investments, Inc.	23,055	122,192
		6,820,139
Chemicals - 1.1%
Advanced Emissions Solutions, Inc.*	2,631	14,997
AdvanSix, Inc.*	4,537	126,129
AgroFresh Solutions, Inc.*	6,711	16,039
American Vanguard Corp.	4,778	93,267
Amyris, Inc.*(b)	17,659	243,694
Avient Corp.	15,136	654,178
Balchem Corp.	5,332	636,427
Chase Corp.	1,221	131,477
Ferro Corp.*(b)	13,560	215,197
FutureFuel Corp.	4,278	62,801
GCP Applied Technologies, Inc.*	8,068	200,006
Hawkins, Inc.	1,602	100,285
HB Fuller Co.	8,529	478,221
Ingevity Corp.*	6,881	478,092
Innospec, Inc.	4,058	407,626
Intrepid Potash, Inc.*	1,590	47,207
Koppers Holdings, Inc.*	3,408	113,861
Kraton Corp.*	5,174	192,421
Kronos Worldwide, Inc.	3,708	53,581
Livent Corp.*	24,291	452,298
Marrone Bio Innovations, Inc.*	11,497	29,375
Minerals Technologies, Inc.	5,638	401,595
Orion Engineered Carbons SA	9,982	176,681
PQ Group Holdings, Inc.	6,346	97,475
Quaker Chemical Corp.	2,207	623,213
Rayonier Advanced Materials, Inc.*	10,260	94,905
Sensient Technologies Corp.	7,023	546,741
Stepan Co.	3,565	430,260
Trecora Resources*	4,001	28,407
Tredegar Corp.	4,330	65,989
Trinseo SA	6,347	410,714
Tronox Holdings plc, Class A	14,832	272,019
		7,895,178
Commercial Services & Supplies - 1.2%
ABM Industries, Inc.	11,104	479,471
ACCO Brands Corp.	15,297	123,906
Brady Corp., Class A	7,803	408,955
BrightView Holdings, Inc.*	6,776	107,806
Brink's Co. (The)	8,154	626,472
Casella Waste Systems, Inc., Class A*	8,070	467,414
CECO Environmental Corp.*	5,130	42,066
Cimpress plc*	2,945	291,791
CompX International, Inc.	280	3,948
CoreCivic, Inc., REIT	19,808	142,221
Covanta Holding Corp.	19,634	275,858
Deluxe Corp.	6,912	273,231
Ennis, Inc.	4,249	84,215
Harsco Corp.*	12,951	211,878
Healthcare Services Group, Inc.	12,371	351,955
Heritage-Crystal Clean, Inc.*	2,583	67,726
Herman Miller, Inc.	9,759	374,306
HNI Corp.	7,069	251,586
Interface, Inc.	9,658	119,952
KAR Auction Services, Inc.(b)	21,395	297,604
Kimball International, Inc., Class B	5,974	77,304
Knoll, Inc.	8,293	135,259
Matthews International Corp., Class A	5,054	180,428
McGrath RentCorp	3,997	310,407
Montrose Environmental Group, Inc.*	1,848	90,330
NL Industries, Inc.	1,396	7,832
PICO Holdings, Inc.*	2,757	25,199
Pitney Bowes, Inc.	28,705	243,418
Quad/Graphics, Inc.*	5,510	24,134
SP Plus Corp.*	3,812	126,368
Steelcase, Inc., Class A	14,288	199,175
Team, Inc.*	4,974	55,162
Tetra Tech, Inc.	8,927	1,235,229
UniFirst Corp.	2,492	603,787
US Ecology, Inc.*	5,222	199,533
Viad Corp.	3,344	139,913
VSE Corp.	1,472	56,760
		8,712,599
Communications Equipment - 0.5%
ADTRAN, Inc.	7,921	133,390
Applied Optoelectronics, Inc.*(b)	3,583	33,412
CalAmp Corp.*	5,661	63,233
Calix, Inc.*	8,715	344,330
Cambium Networks Corp.*	926	39,161
Casa Systems, Inc.*	5,256	43,152
Clearfield, Inc.*	1,849	59,926
Comtech Telecommunications Corp.	4,080	109,670
Digi International, Inc.*	4,745	110,843
DZS, Inc.*	1,988	33,080
Extreme Networks, Inc.*	20,035	183,721
Genasys, Inc.*	5,517	37,902
Harmonic, Inc.*	15,906	123,192
Infinera Corp.*(b)	27,181	267,053
Inseego Corp.*(b)	11,593	169,142
KVH Industries, Inc.*	2,735	37,360
NETGEAR, Inc.*	4,965	198,600
NetScout Systems, Inc.*	11,685	329,751

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
PCTEL, Inc.*(b)	2,961	22,385
Plantronics, Inc.*	5,729	231,967
Resonant, Inc.*(b)	8,437	43,113
Ribbon Communications, Inc.*	11,286	97,511
Viavi Solutions, Inc.*	37,851	612,618
		3,324,512
Construction & Engineering - 0.9%
Aegion Corp.*	5,022	129,819
Ameresco, Inc., Class A*	4,082	233,164
API Group Corp.*(c)	23,195	429,107
Arcosa, Inc.	8,043	456,279
Argan, Inc.	2,443	122,199
Comfort Systems USA, Inc.	5,950	368,543
Concrete Pumping Holdings, Inc.*	4,305	26,519
Construction Partners, Inc., Class A*	4,359	126,149
Dycom Industries, Inc.*	5,078	388,873
EMCOR Group, Inc.	9,004	876,719
Fluor Corp.*	23,333	400,394
Granite Construction, Inc.	7,762	266,858
Great Lakes Dredge & Dock Corp.*	10,524	159,860
HC2 Holdings, Inc.*	9,261	32,413
IES Holdings, Inc.*	1,345	61,655
MasTec, Inc.*	9,396	815,103
Matrix Service Co.*	4,342	58,921
MYR Group, Inc.*	2,700	159,165
Northwest Pipe Co.*	1,590	54,108
NV5 Global, Inc.*	1,804	186,281
Primoris Services Corp.	7,947	265,986
Sterling Construction Co., Inc.*	4,570	104,105
Tutor Perini Corp.*	6,753	99,269
WillScot Mobile Mini Holdings Corp.*	26,553	736,315
		6,557,804
Construction Materials - 0.1%
Forterra, Inc.*	4,819	112,138
Summit Materials, Inc., Class A*	18,983	526,019
United States Lime & Minerals, Inc.	328	45,966
US Concrete, Inc.*	2,648	136,266
		820,389
Consumer Finance - 0.4%
Atlanticus Holdings Corp.*	838	22,023
Curo Group Holdings Corp.	3,026	43,786
Encore Capital Group, Inc.*	5,173	172,882
Enova International, Inc.*	5,728	175,850
EZCORP, Inc., Class A*	7,930	38,064
FirstCash, Inc.	6,738	426,650
Green Dot Corp., Class A*	8,528	403,033
LendingClub Corp.*	11,682	125,815
Navient Corp.	30,470	377,219
Nelnet, Inc., Class A	2,852	207,055
Oportun Financial Corp.*	3,280	53,530
PRA Group, Inc.*	7,476	275,565
PROG Holdings, Inc.	11,167	558,350
Regional Management Corp.	1,411	45,674
World Acceptance Corp.*	720	91,116
		3,016,612
Containers & Packaging - 0.1%
Greif, Inc., Class A	4,251	205,323
Greif, Inc., Class B	993	49,154
Myers Industries, Inc.	5,936	131,423
O-I Glass, Inc.*	25,962	303,236
Pactiv Evergreen, Inc.	6,547	91,527
Ranpak Holdings Corp.*	4,801	86,466
UFP Technologies, Inc.*	1,138	56,354
		923,483
Distributors - 0.0%(d)
Core-Mark Holding Co., Inc.	7,395	240,929
Funko, Inc., Class A*(b)	4,040	54,863
Greenlane Holdings, Inc., Class A*	1,706	9,144
Weyco Group, Inc.	996	17,480
		322,416
Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc.*	8,615	338,569
American Public Education, Inc.*	2,387	70,273
Aspen Group, Inc.*	3,688	32,749
Carriage Services, Inc.	2,731	90,014
Franchise Group, Inc.	3,614	126,779
Houghton Mifflin Harcourt Co.*(b)	17,489	106,683
Laureate Education, Inc., Class A*	17,814	244,943
OneSpaWorld Holdings Ltd.*	7,481	81,618
Perdoceo Education Corp.*	11,465	147,555
Regis Corp.*	3,901	45,837
Strategic Education, Inc.	3,998	363,498
Stride, Inc.*	6,701	161,159
Universal Technical Institute, Inc.*	4,779	29,295
Vivint Smart Home, Inc.*	12,848	218,416
WW International, Inc.*	7,812	230,376
		2,287,764
Diversified Financial Services - 0.1%
Alerus Financial Corp.	2,453	67,482
A-Mark Precious Metals, Inc.(b)	812	23,093
Banco Latinoamericano de Comercio Exterior SA, Class E	5,129	78,269
Cannae Holdings, Inc.*	14,285	533,545
GWG Holdings, Inc.*	527	3,594
Marlin Business Services Corp.	1,391	21,143
SWK Holdings Corp.*	589	8,099
		735,225
Diversified Telecommunication Services - 0.4%
Alaska Communications Systems Group, Inc.	8,602	28,128
Anterix, Inc.*	1,798	75,929
ATN International, Inc.	1,851	90,107
Bandwidth, Inc., Class A*(b)	3,178	503,268
Cincinnati Bell, Inc.*	8,303	126,870
Cogent Communications Holdings, Inc.	7,043	421,524
Consolidated Communications Holdings, Inc.*	12,050	63,383
IDT Corp., Class B*	3,287	59,002
Iridium Communications, Inc.*	19,481	746,317
Liberty Latin America Ltd., Class A*	7,643	83,844
Liberty Latin America Ltd., Class C*	25,701	281,683
Ooma, Inc.*	3,486	55,079
ORBCOMM, Inc.*	12,258	93,528
Vonage Holdings Corp.*	38,826	513,280
		3,141,942
Electric Utilities - 0.3%
ALLETE, Inc.	8,626	535,933
Genie Energy Ltd., Class B	2,183	16,482
MGE Energy, Inc.	6,032	384,238
Otter Tail Corp.	6,708	271,808
PNM Resources, Inc.	13,161	631,860
Portland General Electric Co.	14,913	628,732

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Spark Energy, Inc., Class A	1,978	19,721
		2,488,774
Electrical Equipment - 1.2%
Allied Motion Technologies, Inc.	1,219	59,170
American Superconductor Corp.*	4,464	106,199
Atkore, Inc.*	7,841	530,444
AZZ, Inc.	4,317	220,555
Bloom Energy Corp., Class A*	14,686	418,992
Encore Wire Corp.	3,376	221,229
EnerSys	7,048	636,293
FuelCell Energy, Inc.*	47,684	807,767
LSI Industries, Inc.	4,247	38,308
Orion Energy Systems, Inc.*	4,477	37,607
Plug Power, Inc.*	65,690	3,178,083
Powell Industries, Inc.	1,492	46,446
Preformed Line Products Co.	498	36,533
Sunrun, Inc.*	24,913	1,559,056
Thermon Group Holdings, Inc.*	5,426	110,853
TPI Composites, Inc.*	5,094	242,780
Ultralife Corp.*	1,506	10,256
Vicor Corp.*	3,196	314,774
		8,575,345
Electronic Equipment, Instruments & Components - 1.4%
Akoustis Technologies, Inc.*(b)	5,449	77,866
Arlo Technologies, Inc.*	13,118	91,301
Badger Meter, Inc.	4,823	523,730
Bel Fuse, Inc., Class B	1,659	29,447
Belden, Inc.	7,318	323,529
Benchmark Electronics, Inc.	6,040	171,536
CTS Corp.	5,273	169,632
Daktronics, Inc.	6,061	32,790
ePlus, Inc.*	2,205	208,505
Fabrinet*	6,086	537,576
FARO Technologies, Inc.*	2,938	274,586
II-VI, Inc.*	17,005	1,433,522
Insight Enterprises, Inc.*	5,732	479,138
Intellicheck, Inc.*(b)	2,972	36,169
Iteris, Inc.*	6,767	37,286
Itron, Inc.*	6,642	778,708
Kimball Electronics, Inc.*	3,991	93,709
Knowles Corp.*	14,659	304,761
Luna Innovations, Inc.*	4,845	56,880
Methode Electronics, Inc.	6,084	236,850
MTS Systems Corp.	3,196	186,519
Napco Security Technologies, Inc.*	1,933	60,174
nLight, Inc.*	5,843	222,735
Novanta, Inc.*	5,667	749,914
OSI Systems, Inc.*	2,805	265,409
PAR Technology Corp.*	3,153	273,933
PC Connection, Inc.	1,824	83,922
Plexus Corp.*	4,749	398,821
Powerfleet, Inc.*	4,716	37,115
Research Frontiers, Inc.*(b)	4,398	17,724
Rogers Corp.*	3,085	559,866
Sanmina Corp.*	10,612	378,000
ScanSource, Inc.*	4,189	119,135
TTM Technologies, Inc.*	16,551	233,700
Vishay Intertechnology, Inc.	22,024	525,713
Vishay Precision Group, Inc.*	2,060	66,579
Wrap Technologies, Inc.*(b)	1,894	9,962
		10,086,742
Energy Equipment & Services - 0.5%
Archrock, Inc.	21,498	221,644
Aspen Aerogels, Inc.*	3,421	76,117
Bristow Group, Inc.*	1,071	28,510
Cactus, Inc., Class A	7,885	251,295
ChampionX Corp.*	30,776	654,606
DMC Global, Inc.	2,405	151,491
Dril-Quip, Inc.*	5,787	196,527
Exterran Corp.*	4,324	23,652
Frank's International NV*	25,665	116,262
Helix Energy Solutions Group, Inc.*	23,558	115,434
Liberty Oilfield Services, Inc., Class A	12,266	143,390
Nabors Industries Ltd.(b)	1,163	129,105
National Energy Services Reunited Corp.*	3,422	45,341
Newpark Resources, Inc.*	14,876	51,471
NexTier Oilfield Solutions, Inc.*	26,804	124,639
Oceaneering International, Inc.*	16,441	194,004
Oil States International, Inc.*	9,974	73,109
Patterson-UTI Energy, Inc.	30,337	224,494
ProPetro Holding Corp.*	13,278	152,299
RPC, Inc.*(b)	9,516	60,427
Select Energy Services, Inc., Class A*	9,763	61,702
Solaris Oilfield Infrastructure, Inc., Class A(b)	4,774	56,381
Tidewater, Inc.*	6,696	83,432
Transocean Ltd.*(b)	96,852	336,076
US Silica Holdings, Inc.	12,217	162,608
		3,734,016
Entertainment - 0.2%
AMC Entertainment Holdings, Inc., Class A(b)	12,765	102,248
Cinemark Holdings, Inc.	17,707	397,522
Eros STX Global Corp.*(b)	26,874	49,179
Gaia, Inc.*	2,004	19,078
Glu Mobile, Inc.*	24,204	302,066
IMAX Corp.*	8,196	169,411
Liberty Media Corp.-Liberty Braves, Class A*	1,657	48,683
Liberty Media Corp.-Liberty Braves, Class C*	6,013	173,114
LiveXLive Media, Inc.*(b)	7,882	31,292
Marcus Corp. (The)*	3,719	73,041
		1,365,634
Equity Real Estate Investment Trusts (REITs) - 3.3%
Acadia Realty Trust	14,048	265,648
Agree Realty Corp.	9,063	585,107
Alexander & Baldwin, Inc.	11,941	208,609
Alexander's, Inc.	360	97,600
Alpine Income Property Trust, Inc.	1,110	20,335
American Assets Trust, Inc.	8,341	259,238
American Finance Trust, Inc.	18,083	160,215
Armada Hoffler Properties, Inc.	9,525	122,968
Bluerock Residential Growth REIT, Inc.(b)	3,955	42,397
Broadstone Net Lease, Inc., Class A	5,878	106,333
BRT Apartments Corp.	1,742	27,593
CareTrust REIT, Inc.	15,823	350,954
CatchMark Timber Trust, Inc., Class A	8,068	82,374
Centerspace REIT	2,148	147,417
Chatham Lodging Trust*	7,677	106,941
CIM Commercial Trust Corp.	1,868	22,696
City Office REIT, Inc.	7,087	72,004

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Clipper Realty, Inc.	2,469	21,554
Colony Capital, Inc.(b)	79,548	470,924
Columbia Property Trust, Inc.	18,967	267,814
Community Healthcare Trust, Inc.	3,687	161,601
CorEnergy Infrastructure Trust, Inc.(b)	2,273	16,982
CorePoint Lodging, Inc.	6,509	59,297
CTO Realty Growth, Inc.	805	41,659
DiamondRock Hospitality Co.*	33,085	334,820
Diversified Healthcare Trust	39,286	176,787
Easterly Government Properties, Inc.	13,512	296,994
EastGroup Properties, Inc.	6,483	882,401
Essential Properties Realty Trust, Inc.	17,221	399,527
Farmland Partners, Inc.	4,245	50,770
Four Corners Property Trust, Inc.	12,174	329,794
Franklin Street Properties Corp.	17,207	85,347
GEO Group, Inc. (The)(b)	19,517	140,522
Getty Realty Corp.	5,780	161,724
Gladstone Commercial Corp.	5,570	104,048
Gladstone Land Corp.	3,548	63,474
Global Medical REIT, Inc.	7,276	98,008
Global Net Lease, Inc.	14,927	277,344
Healthcare Realty Trust, Inc.	22,384	646,002
Hersha Hospitality Trust*	5,639	62,706
Independence Realty Trust, Inc.	15,700	220,428
Industrial Logistics Properties Trust	10,755	228,759
Innovative Industrial Properties, Inc.	3,597	701,415
iStar, Inc.	11,889	210,673
Kite Realty Group Trust	13,752	263,626
Lexington Realty Trust	45,305	485,670
LTC Properties, Inc.	6,441	263,501
Macerich Co. (The)(b)	24,826	320,752
Mack-Cali Realty Corp.	14,380	200,889
Monmouth Real Estate Investment Corp.	15,727	272,392
National Health Investors, Inc.	7,132	486,902
National Storage Affiliates Trust	10,378	400,072
NETSTREIT Corp.	2,216	38,935
New Senior Investment Group, Inc.	13,572	82,925
NexPoint Residential Trust, Inc.	3,669	150,576
Office Properties Income Trust	7,922	200,347
One Liberty Properties, Inc.	2,656	56,865
Pebblebrook Hotel Trust	21,558	488,504
Physicians Realty Trust	34,568	587,656
Piedmont Office Realty Trust, Inc., Class A	20,899	356,537
Plymouth Industrial REIT, Inc.	4,067	60,680
PotlatchDeltic Corp.	10,859	551,094
Preferred Apartment Communities, Inc., Class A	7,887	64,910
PS Business Parks, Inc.	3,332	482,673
QTS Realty Trust, Inc., Class A	10,618	659,590
Retail Opportunity Investments Corp.	19,158	302,888
Retail Properties of America, Inc., Class A	35,519	374,015
Retail Value, Inc.	2,898	48,397
RLJ Lodging Trust	27,188	426,852
RPT Realty	13,371	146,680
Ryman Hospitality Properties, Inc.	8,365	646,531
Sabra Health Care REIT, Inc.	34,027	585,945
Safehold, Inc.	2,978	227,072
Saul Centers, Inc.	1,975	69,954
Seritage Growth Properties, Class A*(b)	5,637	113,811
Service Properties Trust	27,164	348,786
SITE Centers Corp.	25,368	338,409
STAG Industrial, Inc.(b)	24,832	783,450
Summit Hotel Properties, Inc.*	17,125	177,244
Sunstone Hotel Investors, Inc.	35,598	470,249
Tanger Factory Outlet Centers, Inc.(b)	15,004	236,163
Terreno Realty Corp.	11,041	618,738
UMH Properties, Inc.	6,151	104,997
Uniti Group, Inc.	32,014	381,287
Universal Health Realty Income Trust	2,125	131,644
Urban Edge Properties	19,226	317,229
Urstadt Biddle Properties, Inc., Class A	4,924	79,375
Washington REIT	13,660	307,623
Whitestone REIT	6,597	61,682
Xenia Hotels & Resorts, Inc.	18,775	374,937
		23,338,857
Food & Staples Retailing - 0.5%
Andersons, Inc. (The)	5,162	134,935
BJ's Wholesale Club Holdings, Inc.*	22,679	911,242
Chefs' Warehouse, Inc. (The)*	5,005	155,856
HF Foods Group, Inc.*(b)	5,896	43,453
Ingles Markets, Inc., Class A	2,371	123,197
Natural Grocers by Vitamin Cottage, Inc.	1,507	21,219
Performance Food Group Co.*	21,694	1,176,682
PriceSmart, Inc.	3,764	363,038
Rite Aid Corp.*	9,066	177,512
SpartanNash Co.	5,883	107,247
United Natural Foods, Inc.*	9,036	239,002
Village Super Market, Inc., Class A	1,416	32,639
Weis Markets, Inc.	1,575	84,184
		3,570,206
Food Products - 0.9%
Alico, Inc.	862	25,550
B&G Foods, Inc.(b)	10,558	320,224
Bridgford Foods Corp.*	285	4,389
Calavo Growers, Inc.	2,728	205,282
Cal-Maine Foods, Inc.*	6,132	233,629
Darling Ingredients, Inc.*	26,646	1,679,764
Farmer Bros Co.*	2,696	21,056
Fresh Del Monte Produce, Inc.(b)	5,151	132,587
Freshpet, Inc.*	6,758	1,053,437
Hostess Brands, Inc.*	20,761	298,751
J & J Snack Foods Corp.	2,474	392,772
John B Sanfilippo & Son, Inc.	1,437	124,243
Laird Superfood, Inc.*(b)	515	20,327
Lancaster Colony Corp.	3,137	547,940
Landec Corp.*	4,289	47,822
Limoneira Co.	2,698	41,360
Mission Produce, Inc.*	1,209	25,341
Sanderson Farms, Inc.	3,339	509,197
Seneca Foods Corp., Class A*	1,077	58,653
Simply Good Foods Co. (The)*	14,104	411,414
Tootsie Roll Industries, Inc.	2,632	81,092
Vital Farms, Inc.*(b)	1,701	46,131
		6,280,961

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Gas Utilities - 0.5%
Brookfield Infrastructure Corp., Class A(b)	5,257	348,119
Chesapeake Utilities Corp.	2,839	300,167
New Jersey Resources Corp.	15,792	620,468
Northwest Natural Holding Co.	5,047	242,206
ONE Gas, Inc.	8,692	582,103
RGC Resources, Inc.	1,260	28,615
South Jersey Industries, Inc.	16,704	419,437
Southwest Gas Holdings, Inc.	9,277	578,421
Spire, Inc.	8,317	552,415
		3,671,951
Health Care Equipment & Supplies - 2.1%
Accelerate Diagnostics, Inc.*(b)	5,203	52,082
Accuray, Inc.*	14,839	73,898
Acutus Medical, Inc.*	1,652	34,296
Alphatec Holdings, Inc.*	9,122	146,408
AngioDynamics, Inc.*	6,080	127,376
Antares Pharma, Inc.*	27,221	115,689
Apyx Medical Corp.*	5,536	57,851
Aspira Women's Health, Inc.*(b)	13,128	90,977
AtriCure, Inc.*	7,241	472,620
Atrion Corp.	223	139,353
Avanos Medical, Inc.*	7,891	362,828
Axogen, Inc.*	6,024	133,130
Axonics Modulation Technologies, Inc.*	5,007	251,902
Bellerophon Therapeutics, Inc.*(b)	748	4,750
Beyond Air, Inc.*(b)	2,341	13,882
BioLife Solutions, Inc.*	2,328	91,328
BioSig Technologies, Inc.*	4,075	18,134
Cantel Medical Corp.*	6,280	466,478
Cardiovascular Systems, Inc.*	6,511	268,904
Cerus Corp.*	27,185	166,916
Chembio Diagnostics, Inc.*(b)	3,279	18,231
Co-Diagnostics, Inc.*(b)	4,399	60,530
CONMED Corp.	4,500	553,770
CryoLife, Inc.*	6,276	158,469
CryoPort, Inc.*(b)	5,781	343,623
Cutera, Inc.*	2,866	101,227
CytoSorbents Corp.*	6,808	64,131
Eargo, Inc.*	1,323	77,276
Electromed, Inc.*	1,169	12,345
ESC Co.*(e)	8,160	—
FONAR Corp.*	1,047	20,301
GenMark Diagnostics, Inc.*	11,532	225,451
Glaukos Corp.*	7,074	668,918
Heska Corp.*	1,149	216,472
Inari Medical, Inc.*	1,272	133,051
Inogen, Inc.*	3,055	160,357
Integer Holdings Corp.*	5,423	478,254
Intersect ENT, Inc.*	5,378	122,672
IntriCon Corp.*	1,399	32,121
Invacare Corp.	5,599	50,951
iRadimed Corp.*	970	21,631
iRhythm Technologies, Inc.*	4,786	770,067
Lantheus Holdings, Inc.*	10,991	205,312
LeMaitre Vascular, Inc.	2,745	141,066
LENSAR, Inc.*	1,230	11,119
LivaNova plc*	8,090	627,299
Meridian Bioscience, Inc.*	7,008	147,729
Merit Medical Systems, Inc.*	8,974	500,031
Mesa Laboratories, Inc.	778	211,546
Milestone Scientific, Inc.*(b)	7,628	29,902
Misonix, Inc.*	1,986	33,285
Natus Medical, Inc.*	5,570	144,319
Nemaura Medical, Inc.*(b)	1,228	7,626
Neogen Corp.*	8,733	715,407
Nevro Corp.*	5,634	930,624
NuVasive, Inc.*	8,517	513,831
OraSure Technologies, Inc.*	11,768	124,741
Orthofix Medical, Inc.*	3,093	143,855
OrthoPediatrics Corp.*	2,170	118,178
Outset Medical, Inc.*	1,649	82,104
PAVmed, Inc.*(b)	6,339	26,624
Pulmonx Corp.*	1,925	109,398
Pulse Biosciences, Inc.*(b)	2,267	66,310
Quotient Ltd.*	12,006	53,907
Repro-Med Systems, Inc.*	4,466	17,328
Retractable Technologies, Inc.*(b)	2,227	34,964
Rockwell Medical, Inc.*(b)	11,546	15,587
SeaSpine Holdings Corp.*	4,383	82,926
Shockwave Medical, Inc.*	4,714	550,407
SI-BONE, Inc.*	4,785	150,201
Sientra, Inc.*	7,693	59,852
Silk Road Medical, Inc.*	4,520	247,560
Soliton, Inc.*(b)	1,146	15,219
STAAR Surgical Co.*	7,584	788,812
Stereotaxis, Inc.*	7,321	51,247
Surgalign Holdings, Inc.*	9,585	23,387
Surmodics, Inc.*	2,196	114,521
Tactile Systems Technology, Inc.*	3,042	154,595
Tela Bio, Inc.*	1,137	17,476
TransMedics Group, Inc.*	4,161	149,338
Utah Medical Products, Inc.	569	48,024
Vapotherm, Inc.*	3,247	78,902
Varex Imaging Corp.*	6,323	144,986
Venus Concept, Inc.*(b)	3,173	8,250
ViewRay, Inc.*	18,459	80,481
VolitionRX Ltd.*	4,528	18,474
Zynex, Inc.*(b)	3,089	44,852
		15,220,252
Health Care Providers & Services - 1.7%
1Life Healthcare, Inc.*	13,022	618,675
AdaptHealth Corp.*	4,142	127,449
Addus HomeCare Corp.*	2,462	264,837
AMN Healthcare Services, Inc.*	7,723	562,775
Apollo Medical Holdings, Inc.*	3,348	82,863
Avalon GloboCare Corp.*(b)	3,334	4,001
Biodesix, Inc.*	495	9,771
Brookdale Senior Living, Inc.*	30,426	177,079
Castle Biosciences, Inc.*	1,966	149,573
Community Health Systems, Inc.*	14,107	120,756
CorVel Corp.*	1,454	147,581
Covetrus, Inc.*	19,244	715,107
Cross Country Healthcare, Inc.*	5,927	65,849
Ensign Group, Inc. (The)	8,564	702,419
Enzo Biochem, Inc.*	7,361	21,494
Exagen, Inc.*	790	14,449
Five Star Senior Living, Inc.*	3,128	20,895
Fulgent Genetics, Inc.*	2,241	226,924
Hanger, Inc.*	6,129	134,715
HealthEquity, Inc.*	12,416	1,022,458
InfuSystem Holdings, Inc.*	2,416	41,217
Joint Corp. (The)*	2,202	87,662
LHC Group, Inc.*	5,028	913,638
Magellan Health, Inc.*	3,979	371,320
MEDNAX, Inc.*(b)	12,350	301,711
ModivCare, Inc.*	2,002	256,777
National HealthCare Corp.	2,072	144,108

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
National Research Corp.	2,230	115,224
Ontrak, Inc.*	1,319	77,742
Option Care Health, Inc.*	9,648	185,145
Owens & Minor, Inc.	12,030	409,140
Patterson Cos., Inc.	14,050	436,393
Pennant Group, Inc. (The)*	4,226	223,048
PetIQ, Inc.*	3,543	122,127
Progenity, Inc.*	579	3,167
Progyny, Inc.*	4,422	186,122
R1 RCM, Inc.*	17,979	496,940
RadNet, Inc.*	7,209	132,934
Select Medical Holdings Corp.*	17,983	569,162
Sharps Compliance Corp.*	2,369	30,134
Surgery Partners, Inc.*	3,734	147,381
Tenet Healthcare Corp.*	17,307	883,003
Tivity Health, Inc.*	7,174	170,741
Triple-S Management Corp., Class B*	3,755	95,002
US Physical Therapy, Inc.	2,102	246,439
Viemed Healthcare, Inc.*	5,780	54,505
		11,890,452
Health Care Technology - 0.8%
Accolade, Inc.*	2,174	96,352
Allscripts Healthcare Solutions, Inc.*	26,041	401,813
Computer Programs and Systems, Inc.	2,129	66,957
Evolent Health, Inc., Class A*	12,499	251,855
Health Catalyst, Inc.*	5,568	269,992
HealthStream, Inc.*	4,269	99,468
HMS Holdings Corp.*	14,585	536,509
iCAD, Inc.*	3,332	61,609
Inovalon Holdings, Inc., Class A*	12,371	303,832
Inspire Medical Systems, Inc.*	4,333	1,008,679
NantHealth, Inc.*(b)	4,468	17,068
NextGen Healthcare, Inc.*	9,238	172,750
Omnicell, Inc.*	7,032	892,361
OptimizeRx Corp.*(b)	2,468	131,248
Phreesia, Inc.*	5,507	337,304
Schrodinger, Inc.*	4,982	510,555
Simulations Plus, Inc.	2,302	165,099
Tabula Rasa HealthCare, Inc.*(b)	3,510	142,330
Vocera Communications, Inc.*	5,319	227,866
		5,693,647
Hotels, Restaurants & Leisure - 2.7%
Accel Entertainment, Inc.*	8,342	92,513
Bally's Corp.	2,970	176,774
Biglari Holdings, Inc., Class A*	20	11,711
Biglari Holdings, Inc., Class B*	146	17,102
BJ's Restaurants, Inc.*	3,653	202,851
Bloomin' Brands, Inc.*	14,500	360,180
Bluegreen Vacations Corp.(b)	861	6,888
Bluegreen Vacations Holding Corp.*	2,059	32,697
Boyd Gaming Corp.*	13,468	790,572
Brinker International, Inc.	7,429	509,555
Caesars Entertainment, Inc.*	29,823	2,786,661
Carrols Restaurant Group, Inc.*	5,785	35,751
Century Casinos, Inc.*	4,485	36,149
Cheesecake Factory, Inc. (The)	7,020	385,749
Churchill Downs, Inc.	6,291	1,450,893
Chuy's Holdings, Inc.*	3,248	133,168
Cracker Barrel Old Country Store, Inc.	3,922	607,400
Dave & Buster's Entertainment, Inc.*	7,314	297,022
Del Taco Restaurants, Inc.	4,940	49,598
Denny's Corp.*	10,291	180,607
Dine Brands Global, Inc.	2,574	203,629
El Pollo Loco Holdings, Inc.*	3,081	56,475
Everi Holdings, Inc.*	13,603	205,541
Fiesta Restaurant Group, Inc.*	2,982	45,505
GAN Ltd.*	3,996	102,058
Golden Entertainment, Inc.*	2,775	65,573
Hilton Grand Vacations, Inc.*	14,104	557,249
International Game Technology plc	16,461	301,072
Jack in the Box, Inc.	3,755	384,324
Kura Sushi USA, Inc., Class A*	557	16,649
Lindblad Expeditions Holdings, Inc.*	4,261	88,757
Marriott Vacations Worldwide Corp.*	6,709	1,138,584
Monarch Casino & Resort, Inc.*	2,088	141,274
Nathan's Famous, Inc.	468	27,968
Noodles & Co.*	5,179	48,890
Papa John's International, Inc.	5,426	489,371
Penn National Gaming, Inc.*	25,811	2,988,398
PlayAGS, Inc.*	4,407	36,005
RCI Hospitality Holdings, Inc.	1,403	90,143
Red Robin Gourmet Burgers, Inc.*	2,563	78,658
Red Rock Resorts, Inc., Class A	10,904	328,974
Ruth's Hospitality Group, Inc.	5,365	122,349
Scientific Games Corp.*	9,461	443,059
SeaWorld Entertainment, Inc.*	8,421	418,187
Shake Shack, Inc., Class A*	5,814	688,843
Target Hospitality Corp.*(b)	4,859	8,114
Texas Roadhouse, Inc.	10,875	988,320
Wingstop, Inc.	4,908	668,224
		18,896,034
Household Durables - 1.3%
Beazer Homes USA, Inc.*	4,727	83,526
Casper Sleep, Inc.*	4,194	35,188
Cavco Industries, Inc.*	1,520	320,583
Century Communities, Inc.*	4,842	267,908
Ethan Allen Interiors, Inc.	3,749	96,049
GoPro, Inc., Class A*(b)	20,270	152,430
Green Brick Partners, Inc.*	3,928	77,499
Hamilton Beach Brands Holding Co., Class A	1,129	19,837
Helen of Troy Ltd.*	4,190	908,392
Hooker Furniture Corp.	1,936	65,456
Installed Building Products, Inc.*	3,787	414,146
iRobot Corp.*	4,564	566,438
KB Home	14,609	589,911
La-Z-Boy, Inc.	7,382	314,547
Legacy Housing Corp.*	1,338	21,020
LGI Homes, Inc.*	3,688	402,914
Lifetime Brands, Inc.	2,003	25,979
Lovesac Co. (The)*	1,624	93,689
M/I Homes, Inc.*	4,618	230,438
MDC Holdings, Inc.	8,658	489,783
Meritage Homes Corp.*	6,165	519,771
Purple Innovation, Inc.*	2,744	100,952
Skyline Champion Corp.*	8,710	385,417
Sonos, Inc.*	13,357	520,122
Taylor Morrison Home Corp., Class A*	20,901	574,987
TopBuild Corp.*	5,477	1,042,876
Tri Pointe Homes, Inc.*	20,898	397,062

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Tupperware Brands Corp.*	8,126	248,412
Turtle Beach Corp.*	2,319	69,338
Universal Electronics, Inc.*	2,214	128,833
VOXX International Corp.*(b)	3,285	68,098
		9,231,601
Household Products - 0.2%
Central Garden & Pet Co.*	1,594	72,686
Central Garden & Pet Co., Class A*	6,542	271,558
Oil-Dri Corp. of America	856	28,745
WD-40 Co.	2,257	703,620
		1,076,609
Independent Power and Renewable Electricity Producers - 0.3%
Atlantic Power Corp.*	14,409	41,354
Brookfield Renewable Corp.	19,500	900,510
Clearway Energy, Inc., Class A	5,783	151,226
Clearway Energy, Inc., Class C	13,573	372,715
Ormat Technologies, Inc.(b)	6,620	567,135
Sunnova Energy International, Inc.*	8,791	394,188
		2,427,128
Industrial Conglomerates - 0.0%(d)
Raven Industries, Inc.	5,902	231,358

Insurance - 1.2%
Ambac Financial Group, Inc.*	7,513	127,345
American Equity Investment Life Holding Co.	15,024	415,113
AMERISAFE, Inc.	3,172	185,625
Argo Group International Holdings Ltd.	5,369	248,101
BRP Group, Inc., Class A*	7,025	186,373
Citizens, Inc.*(b)	8,212	49,847
CNO Financial Group, Inc.	22,969	552,634
Crawford & Co., Class A	2,698	25,361
Donegal Group, Inc., Class A	1,871	25,633
eHealth, Inc.*	4,263	253,307
Employers Holdings, Inc.	4,767	158,693
Enstar Group Ltd.*	1,988	422,629
FBL Financial Group, Inc., Class A	1,589	90,637
FedNat Holding Co.	2,049	14,179
Genworth Financial, Inc., Class A*	83,563	260,717
Goosehead Insurance, Inc., Class A	2,183	282,786
Greenlight Capital Re Ltd., Class A*	4,486	34,946
HCI Group, Inc.	1,013	58,622
Heritage Insurance Holdings, Inc.	4,167	40,462
Horace Mann Educators Corp.	6,867	264,654
Independence Holding Co.	772	29,344
Investors Title Co.	214	32,479
James River Group Holdings Ltd.	4,947	227,117
Kinsale Capital Group, Inc.	3,504	616,914
MBIA, Inc.*	8,223	60,028
National Western Life Group, Inc., Class A	424	88,544
NI Holdings, Inc.*	1,493	26,620
Palomar Holdings, Inc.*	3,355	285,611
ProAssurance Corp.	8,881	219,805
ProSight Global, Inc.*	1,548	19,567
Protective Insurance Corp., Class B	1,493	34,205
RLI Corp.	6,552	683,636
Safety Insurance Group, Inc.	2,372	187,578
Selective Insurance Group, Inc.	9,788	663,920
Selectquote, Inc.*	5,163	157,471
State Auto Financial Corp.	2,909	54,515
Stewart Information Services Corp.	4,361	205,839
Third Point Reinsurance Ltd.*	13,343	136,232
Tiptree, Inc.	4,063	20,356
Trean Insurance Group, Inc.*	1,946	32,926
Trupanion, Inc.*	4,988	482,639
United Fire Group, Inc.	3,465	102,044
United Insurance Holdings Corp.	3,375	20,992
Universal Insurance Holdings, Inc.	4,509	67,139
Vericity, Inc.*	304	3,098
Watford Holdings Ltd.*	2,841	98,384
		8,254,667
Interactive Media & Services - 0.2%
Cargurus, Inc.*	14,537	377,235
Cars.com, Inc.*	11,175	130,412
DHI Group, Inc.*	7,958	24,749
Eventbrite, Inc., Class A*	10,643	211,477
EverQuote, Inc., Class A*	2,317	113,487
Liberty TripAdvisor Holdings, Inc., Class A*	12,038	67,774
MediaAlpha, Inc., Class A*	1,781	93,520
QuinStreet, Inc.*	7,973	190,475
TrueCar, Inc.*	17,012	92,205
Yelp, Inc.*	11,932	449,956
		1,751,290
Internet & Direct Marketing Retail - 0.6%
1-800-Flowers.com, Inc., Class A*(b)	4,179	118,182
CarParts.com, Inc.*	5,651	100,192
Duluth Holdings, Inc., Class B*	1,833	25,625
Groupon, Inc.*	3,847	166,960
Lands' End, Inc.*	1,930	63,767
Liquidity Services, Inc.*	4,606	71,900
Magnite, Inc.*	17,812	870,472
Overstock.com, Inc.*	7,070	474,892
PetMed Express, Inc.	3,236	112,322
Quotient Technology, Inc.*	14,397	193,208
RealReal, Inc. (The)*	10,530	268,936
Shutterstock, Inc.	3,626	319,922
Stamps.com, Inc.*	2,818	512,679
Stitch Fix, Inc., Class A*	9,997	762,871
Waitr Holdings, Inc.*(b)	13,861	44,078
		4,106,006
IT Services - 1.1%
BM Technologies, Inc.*(b)	250	3,150
Brightcove, Inc.*	6,529	142,202
Cardtronics plc, Class A*	5,958	229,681
Cass Information Systems, Inc.	2,360	101,669
Conduent, Inc.*	27,334	147,057
Contra BmTechnologies*	649	8,175
CSG Systems International, Inc.	5,417	249,995
EVERTEC, Inc.	9,967	387,716
Evo Payments, Inc., Class A*	6,863	174,732
ExlService Holdings, Inc.*	5,477	463,464
GreenSky, Inc., Class A*	10,470	55,700
Grid Dynamics Holdings, Inc.*(b)	4,513	67,289
GTT Communications, Inc.*(b)	5,280	9,926
Hackett Group, Inc. (The)	4,146	64,760
I3 Verticals, Inc., Class A*(b)	3,067	101,824
IBEX Holdings Ltd.*	832	18,312
Information Services Group, Inc.*	5,956	21,680
International Money Express, Inc.*	4,730	69,673
KBR, Inc.	23,588	731,228
Limelight Networks, Inc.*(b)	19,608	64,118
LiveRamp Holdings, Inc.*	10,624	671,012

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
ManTech International Corp., Class A	4,492	351,095
MAXIMUS, Inc.	10,131	823,448
MoneyGram International, Inc.*	10,274	68,528
NIC, Inc.	10,898	378,270
Paysign, Inc.*(b)	5,190	23,511
Perficient, Inc.*	5,391	300,225
Perspecta, Inc.	23,066	673,527
PFSweb, Inc.*	2,639	18,526
Priority Technology Holdings, Inc.*	1,265	11,486
Rackspace Technology, Inc.*	5,605	117,817
Repay Holdings Corp.*	10,118	220,572
ServiceSource International, Inc.*	14,614	23,455
StarTek, Inc.*	2,890	23,438
Sykes Enterprises, Inc.*	6,329	258,603
TTEC Holdings, Inc.	3,005	252,841
Tucows, Inc., Class A*(b)	1,552	122,639
Unisys Corp.*	10,244	251,490
Verra Mobility Corp.*	22,146	315,580
		8,018,414
Leisure Products - 0.4%
Acushnet Holdings Corp.	5,673	239,514
American Outdoor Brands, Inc.*	2,300	46,023
Callaway Golf Co.	15,470	432,386
Clarus Corp.	3,987	69,214
Escalade, Inc.(b)	1,708	33,750
Johnson Outdoors, Inc., Class A	862	104,026
Malibu Boats, Inc., Class A*	3,398	253,287
Marine Products Corp.	1,185	19,920
MasterCraft Boat Holdings, Inc.*	3,067	78,607
Nautilus, Inc.*	4,977	91,627
Smith & Wesson Brands, Inc.	9,165	157,730
Sturm Ruger & Co., Inc.(b)	2,792	190,414
Vista Outdoor, Inc.*	9,660	305,353
YETI Holdings, Inc.*	13,248	911,065
		2,932,916
Life Sciences Tools & Services - 0.6%
Champions Oncology, Inc.*	1,069	12,486
ChromaDex Corp.*(b)	6,826	95,086
Codexis, Inc.*	8,877	196,271
Fluidigm Corp.*	12,252	56,359
Harvard Bioscience, Inc.*	6,353	27,890
Luminex Corp.	7,122	231,607
Medpace Holdings, Inc.*	4,570	742,305
NanoString Technologies, Inc.*	7,316	510,584
NeoGenomics, Inc.*	17,352	884,431
Pacific Biosciences of California, Inc.*	29,290	895,395
Personalis, Inc.*	3,977	122,611
Quanterix Corp.*	3,482	263,762
		4,038,787
Machinery - 2.4%
Alamo Group, Inc.	1,636	249,703
Albany International Corp., Class A	5,092	402,523
Altra Industrial Motion Corp.	10,684	618,817
Astec Industries, Inc.	3,724	252,934
Barnes Group, Inc.	7,786	407,597
Blue Bird Corp.*	2,550	61,990
Chart Industries, Inc.*	5,984	856,251
CIRCOR International, Inc.*	3,302	117,584
Columbus McKinnon Corp.	3,835	193,054
Douglas Dynamics, Inc.	3,739	180,145
Eastern Co. (The)(b)	890	22,695
Energy Recovery, Inc.*	6,647	116,987
Enerpac Tool Group Corp.	8,977	221,732
EnPro Industries, Inc.	3,428	275,406
ESCO Technologies, Inc.	4,245	448,569
Evoqua Water Technologies Corp.*	16,964	416,466
ExOne Co. (The)*(b)	2,168	73,929
Federal Signal Corp.	9,906	360,677
Franklin Electric Co., Inc.	7,629	572,633
Gencor Industries, Inc.*	1,513	21,485
Gorman-Rupp Co. (The)	2,913	93,187
Graham Corp.	1,595	24,467
Greenbrier Cos., Inc. (The)	5,341	251,294
Helios Technologies, Inc.	5,145	336,483
Hillenbrand, Inc.	12,275	570,297
Hurco Cos., Inc.	1,035	32,530
Hyster-Yale Materials Handling, Inc.	1,642	140,473
John Bean Technologies Corp.	5,185	765,150
Kadant, Inc.	1,892	329,208
Kennametal, Inc.	13,751	513,737
L B Foster Co., Class A*	1,669	28,290
Lindsay Corp.	1,792	287,168
Luxfer Holdings plc	4,553	87,235
Lydall, Inc.*	2,836	98,778
Manitowoc Co., Inc. (The)*	5,621	91,566
Mayville Engineering Co., Inc.*	1,219	17,078
Meritor, Inc.*	11,486	348,830
Miller Industries, Inc.	1,843	72,743
Mueller Industries, Inc.	9,254	376,083
Mueller Water Products, Inc., Class A	25,963	334,663
Navistar International Corp.*	8,272	364,464
NN, Inc.*	6,954	42,489
Omega Flex, Inc.	482	83,145
Park-Ohio Holdings Corp.	1,444	46,685
Proto Labs, Inc.*	4,430	645,362
RBC Bearings, Inc.*	4,079	811,966
REV Group, Inc.	4,553	56,548
Rexnord Corp.	19,951	896,797
Shyft Group, Inc. (The)	5,711	187,835
SPX Corp.*	7,122	395,912
SPX FLOW, Inc.*	7,048	433,875
Standex International Corp.	2,036	199,650
Tennant Co.	3,025	230,505
Terex Corp.	11,153	459,281
TriMas Corp.*	6,804	228,546
Wabash National Corp.	8,762	145,274
Watts Water Technologies, Inc., Class A	4,540	517,969
Welbilt, Inc.*	21,593	345,056
		16,761,796
Marine - 0.1%
Costamare, Inc.	8,365	80,722
Eagle Bulk Shipping, Inc.*(b)	1,047	30,719
Eneti, Inc.(b)	1,536	30,459
Genco Shipping & Trading Ltd.	2,838	29,799
Matson, Inc.	7,079	490,363
Pangaea Logistics Solutions Ltd.	1,759	5,286
Safe Bulkers, Inc.*	8,603	23,658
SEACOR Holdings, Inc.*	3,179	135,139
		826,145
Media - 0.5%
AMC Networks, Inc., Class A*	4,710	308,929
Boston Omaha Corp., Class A*	2,176	91,349

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Cardlytics, Inc.*	4,331	573,554
comScore, Inc.*	10,038	36,639
Daily Journal Corp.*	198	67,775
Emerald Holding, Inc.*	4,058	22,197
Entercom Communications Corp., Class A(b)	19,432	86,861
Entravision Communications Corp., Class A	9,746	30,505
EW Scripps Co. (The), Class A	9,284	174,725
Fluent, Inc.*	6,925	43,835
Gannett Co., Inc.*	22,038	109,088
Gray Television, Inc.*	14,380	260,997
Hemisphere Media Group, Inc.*	2,717	30,023
iHeartMedia, Inc., Class A*	10,120	142,388
Loral Space & Communications, Inc.(b)	2,128	94,356
Meredith Corp.*	6,566	162,706
MSG Networks, Inc., Class A*	5,006	84,902
National CineMedia, Inc.	10,315	48,687
Saga Communications, Inc., Class A	627	12,966
Scholastic Corp.	4,808	138,470
Sinclair Broadcast Group, Inc., Class A	7,310	226,098
TechTarget, Inc.*	3,939	329,419
TEGNA, Inc.	36,330	662,296
Tribune Publishing Co.*	2,580	43,808
WideOpenWest, Inc.*	8,664	121,729
		3,904,302
Metals & Mining - 1.0%
Alcoa Corp.*	31,029	761,762
Allegheny Technologies, Inc.*	21,021	413,273
Arconic Corp.*	16,487	361,395
Caledonia Mining Corp. plc	1,944	27,527
Carpenter Technology Corp.	7,868	319,913
Century Aluminum Co.*	8,360	114,783
Cleveland-Cliffs, Inc.	75,270	1,004,102
Coeur Mining, Inc.*	40,108	361,373
Commercial Metals Co.	19,695	495,329
Compass Minerals International, Inc.	5,654	356,711
Gatos Silver, Inc.*	3,919	54,709
Gold Resource Corp.	11,102	29,864
Haynes International, Inc.	2,058	57,480
Hecla Mining Co.	86,441	564,460
Kaiser Aluminum Corp.	2,605	297,231
Materion Corp.	3,363	230,298
Novagold Resources, Inc.*	39,361	328,664
Olympic Steel, Inc.	1,509	26,921
Ryerson Holding Corp.*	2,654	33,785
Schnitzer Steel Industries, Inc., Class A	4,274	147,624
SunCoke Energy, Inc.	13,752	87,875
TimkenSteel Corp.*	7,444	60,148
United States Steel Corp.(b)	42,657	708,533
Warrior Met Coal, Inc.	8,525	163,424
Worthington Industries, Inc.	6,052	386,662
		7,393,846
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
Anworth Mortgage Asset Corp.	16,244	44,996
Apollo Commercial Real Estate Finance, Inc.	23,348	310,295
Arbor Realty Trust, Inc.(b)	19,113	318,614
Ares Commercial Real Estate Corp.	5,093	70,334
Arlington Asset Investment Corp., Class A*	5,489	22,011
ARMOUR Residential REIT, Inc.	10,601	127,954
Blackstone Mortgage Trust, Inc., Class A	22,815	666,198
Broadmark Realty Capital, Inc.	21,310	218,641
Capstead Mortgage Corp.	15,795	90,505
Cherry Hill Mortgage Investment Corp.	2,512	24,668
Chimera Investment Corp.	31,795	366,914
Colony Credit Real Estate, Inc.	13,928	114,906
Dynex Capital, Inc.	3,666	68,994
Ellington Financial, Inc.	6,833	107,415
Ellington Residential Mortgage REIT	1,493	18,289
Granite Point Mortgage Trust, Inc.	9,049	100,987
Great Ajax Corp.(b)	3,427	38,554
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12,163	683,925
Invesco Mortgage Capital, Inc.(b)	30,251	117,676
KKR Real Estate Finance Trust, Inc.	4,730	87,174
Ladder Capital Corp.	17,506	200,269
MFA Financial, Inc.	75,173	302,195
New York Mortgage Trust, Inc.	62,745	261,647
Orchid Island Capital, Inc.(b)	11,526	66,044
PennyMac Mortgage Investment Trust	16,248	308,224
Ready Capital Corp.	6,930	90,922
Redwood Trust, Inc.	18,558	182,611
TPG RE Finance Trust, Inc.	9,940	103,774
Two Harbors Investment Corp.	45,375	327,607
Western Asset Mortgage Capital Corp.(b)	9,865	32,160
		5,474,503
Multiline Retail - 0.2%
Big Lots, Inc.	6,506	413,391
Dillard's, Inc., Class A	1,197	95,401
Macy's, Inc.	51,725	786,737
		1,295,529
Multi-Utilities - 0.2%
Avista Corp.	11,392	458,072
Black Hills Corp.	10,415	616,151
NorthWestern Corp.	8,410	491,817
Unitil Corp.	2,446	102,341
		1,668,381
Oil, Gas & Consumable Fuels - 1.2%
Adams Resources & Energy, Inc.	372	10,825
Antero Resources Corp.*	40,203	361,827
Arch Resources, Inc.	2,494	119,512
Ardmore Shipping Corp.*	5,555	21,887
Berry Corp.	11,221	55,656
Bonanza Creek Energy, Inc.*	3,111	99,334
Brigham Minerals, Inc., Class A	7,021	100,471
Clean Energy Fuels Corp.*	21,524	280,673
CNX Resources Corp.*	36,852	464,704
Comstock Resources, Inc.*	4,048	23,114
CONSOL Energy, Inc.*	4,087	44,180
Contango Oil & Gas Co.*(b)	14,127	68,799
CVR Energy, Inc.	4,895	108,082
Delek US Holdings, Inc.	10,338	253,901
DHT Holdings, Inc.	18,458	102,996
Diamond S Shipping, Inc.*(b)	4,533	36,717
Dorian LPG Ltd.*	6,252	77,837

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Earthstone Energy, Inc., Class A*	3,906	27,654
Energy Fuels, Inc.*(b)	21,545	111,819
Evolution Petroleum Corp.	5,061	17,967
Falcon Minerals Corp.	6,335	25,023
Frontline Ltd.(b)	19,533	132,238
Golar LNG Ltd.*	15,077	170,219
Goodrich Petroleum Corp.*	1,529	14,847
Green Plains, Inc.*	5,657	143,235
International Seaways, Inc.	3,979	68,996
Kosmos Energy Ltd.	66,773	205,661
Magnolia Oil & Gas Corp., Class A*	20,529	247,580
Matador Resources Co.*	18,273	381,723
NACCO Industries, Inc., Class A	617	15,388
NextDecade Corp.*(b)	3,486	6,902
Nordic American Tankers Ltd.(b)	24,410	72,498
Overseas Shipholding Group, Inc., Class A*	10,941	24,070
Ovintiv, Inc.	43,360	1,000,315
Par Pacific Holdings, Inc.*	6,620	116,975
PBF Energy, Inc., Class A*	15,992	227,086
PDC Energy, Inc.*	16,526	577,584
Peabody Energy Corp.*	10,398	44,711
Penn Virginia Corp.*	2,254	32,999
PrimeEnergy Resources Corp.*	85	3,978
Range Resources Corp.*	35,473	341,960
Renewable Energy Group, Inc.*	6,336	492,751
REX American Resources Corp.*	920	86,544
Scorpio Tankers, Inc.	8,372	123,571
SFL Corp. Ltd.	15,664	118,107
SM Energy Co.	18,898	261,926
Southwestern Energy Co.*	107,211	434,205
Talos Energy, Inc.*	2,043	21,635
Tellurian, Inc.*(b)	27,842	86,032
Uranium Energy Corp.*(b)	32,299	68,474
W&T Offshore, Inc.*(b)	15,621	51,393
Whiting Petroleum Corp.*	207	7,100
World Fuel Services Corp.	10,351	321,709
		8,315,390
Paper & Forest Products - 0.3%
Clearwater Paper Corp.*	2,660	93,127
Domtar Corp.	9,098	337,081
Glatfelter Corp.	7,252	116,395
Louisiana-Pacific Corp.	18,205	866,740
Neenah, Inc.	2,783	153,956
Schweitzer-Mauduit International, Inc.	5,139	239,991
Verso Corp., Class A	5,185	64,812
		1,872,102
Personal Products - 0.2%
BellRing Brands, Inc., Class A*	6,594	149,816
Edgewell Personal Care Co.	9,028	276,166
elf Beauty, Inc.*	7,487	192,041
Inter Parfums, Inc.	2,941	215,193
Lifevantage Corp.*	2,269	19,854
Medifast, Inc.	1,873	473,850
Nature's Sunshine Products, Inc.*	1,472	24,259
Revlon, Inc., Class A*(b)	1,137	12,882
USANA Health Sciences, Inc.*	1,914	185,773
Veru, Inc.*(b)	8,796	121,561
		1,671,395
Pharmaceuticals - 1.0%
AcelRx Pharmaceuticals, Inc.*(b)	13,258	24,925
Aerie Pharmaceuticals, Inc.*	6,080	111,811
Agile Therapeutics, Inc.*(b)	11,251	32,290
Amneal Pharmaceuticals, Inc.*(b)	16,433	88,574
Amphastar Pharmaceuticals, Inc.*	6,031	105,723
ANI Pharmaceuticals, Inc.*	1,562	45,454
Aquestive Therapeutics, Inc.*(b)	3,288	15,059
Arvinas, Inc.*	5,724	448,189
Atea Pharmaceuticals, Inc.*(b)	2,403	181,090
Athira Pharma, Inc.*	2,128	46,944
Avenue Therapeutics, Inc.*(b)	1,104	5,189
Axsome Therapeutics, Inc.*	4,588	309,048
Aytu BioScience, Inc.*	407	3,122
BioDelivery Sciences International, Inc.*	14,860	62,412
Cara Therapeutics, Inc.*	6,813	125,019
Cassava Sciences, Inc.*(b)	5,415	263,061
Cerecor, Inc.*	6,007	20,244
Chiasma, Inc.*	8,301	32,291
Collegium Pharmaceutical, Inc.*	5,687	134,156
Corcept Therapeutics, Inc.*	16,117	405,343
CorMedix, Inc.*(b)	5,258	78,870
Cymabay Therapeutics, Inc.*	11,475	55,080
Durect Corp.*	33,981	75,438
Eloxx Pharmaceuticals, Inc.*(b)	4,412	19,898
Endo International plc*	37,514	297,486
Eton Pharmaceuticals, Inc.*(b)	2,829	22,377
Evofem Biosciences, Inc.*(b)	12,705	49,168
Evolus, Inc.*(b)	3,607	43,681
Fulcrum Therapeutics, Inc.*	2,375	29,949
Graybug Vision, Inc.*(b)	1,080	21,686
Harmony Biosciences Holdings, Inc.*	1,032	36,605
Harrow Health, Inc.*(b)	3,710	28,456
IMARA, Inc.*(b)	1,269	15,977
Innoviva, Inc.*	10,505	120,072
Intra-Cellular Therapies, Inc.*	10,987	389,269
Kala Pharmaceuticals, Inc.*(b)	6,553	48,558
Kaleido Biosciences, Inc.*(b)	1,943	17,351
Lannett Co., Inc.*	5,440	32,966
Liquidia Corp.*(b)	4,486	12,561
Lyra Therapeutics, Inc.*	1,135	16,934
Marinus Pharmaceuticals, Inc.*(b)	4,287	64,777
NGM Biopharmaceuticals, Inc.*	3,947	105,464
Ocular Therapeutix, Inc.*	11,356	208,269
Odonate Therapeutics, Inc.*	2,597	54,667
Omeros Corp.*(b)	9,787	195,153
Optinose, Inc.*	5,791	22,469
Osmotica Pharmaceuticals plc*(b)	2,107	8,007
Pacira BioSciences, Inc.*	7,068	519,498
Paratek Pharmaceuticals, Inc.*	7,228	54,065
Phathom Pharmaceuticals, Inc.*	1,781	78,453
Phibro Animal Health Corp., Class A	3,380	72,907
Pliant Therapeutics, Inc.*(b)	1,726	57,113
Prestige Consumer Healthcare, Inc.*	8,337	347,736
Provention Bio, Inc.*	7,887	100,323
Recro Pharma, Inc.*	3,209	11,007
Relmada Therapeutics, Inc.*	2,425	80,849
Revance Therapeutics, Inc.*	10,416	273,524
Satsuma Pharmaceuticals, Inc.*	1,524	8,656
scPharmaceuticals, Inc.*	1,156	8,531
SIGA Technologies, Inc.*	8,633	54,561
Strongbridge Biopharma plc*	7,299	22,919
Supernus Pharmaceuticals, Inc.*	8,074	216,948
Tarsus Pharmaceuticals, Inc.*(b)	1,020	36,975

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
TherapeuticsMD, Inc.*(b)	42,667	64,854
Theravance Biopharma, Inc.*	7,721	127,937
Tricida, Inc.*	4,686	23,945
Verrica Pharmaceuticals, Inc.*(b)	2,059	28,229
VYNE Therapeutics, Inc.*	6,015	44,872
WaVe Life Sciences Ltd.*	5,435	51,143
Xeris Pharmaceuticals, Inc.*(b)	7,618	41,518
Zogenix, Inc.*	9,205	195,238
		7,052,933
Professional Services - 0.8%
Acacia Research Corp.*	7,885	55,984
Akerna Corp.*(b)	2,876	15,904
ASGN, Inc.*	8,427	783,458
Barrett Business Services, Inc.	1,251	89,071
BGSF, Inc.	1,649	22,987
CBIZ, Inc.*	8,450	254,768
CRA International, Inc.	1,246	68,742
Exponent, Inc.	8,512	821,153
Forrester Research, Inc.*(b)	1,830	82,679
Franklin Covey Co.*	2,065	53,091
GP Strategies Corp.*	2,156	28,308
Heidrick & Struggles International, Inc.	3,175	113,951
Huron Consulting Group, Inc.*	3,754	191,079
ICF International, Inc.	3,018	251,852
Insperity, Inc.	5,946	527,410
Kelly Services, Inc., Class A*	5,570	115,967
Kforce, Inc.	3,273	168,069
Korn Ferry	9,045	556,720
Mastech Digital, Inc.*	661	10,576
Mistras Group, Inc.*	3,000	23,880
Red Violet, Inc.*(b)	1,129	26,193
Resources Connection, Inc.	5,052	64,464
TriNet Group, Inc.*	6,820	547,441
TrueBlue, Inc.*	5,815	121,126
Upwork, Inc.*	15,372	828,243
Willdan Group, Inc.*	1,705	74,781
		5,897,897
Real Estate Management & Development - 0.5%
Altisource Portfolio Solutions SA*	763	7,760
American Realty Investors, Inc.*	186	1,709
Cushman & Wakefield plc*	18,302	283,315
eXp World Holdings, Inc.*(b)	8,230	497,010
Fathom Holdings, Inc.*(b)	793	34,559
Forestar Group, Inc.*	2,753	58,611
FRP Holdings, Inc.*	1,072	48,390
Indus Realty Trust, Inc., REIT	532	32,282
Kennedy-Wilson Holdings, Inc.	19,985	374,918
Marcus & Millichap, Inc.*	3,852	145,875
Maui Land & Pineapple Co., Inc.*	1,118	13,215
Newmark Group, Inc., Class A	24,002	240,500
Rafael Holdings, Inc., Class B*	1,519	54,350
RE/MAX Holdings, Inc., Class A	3,019	125,953
Realogy Holdings Corp.*	18,985	286,294
Redfin Corp.*	16,513	1,250,695
RMR Group, Inc. (The), Class A	2,514	101,038
St Joe Co. (The)	5,447	274,147
Stratus Properties, Inc.*	969	23,537
Tejon Ranch Co.*	3,468	56,598
Transcontinental Realty Investors, Inc.*(b)	223	4,638
		3,915,394
Road & Rail - 0.4%
ArcBest Corp.	4,173	246,165
Avis Budget Group, Inc.*	8,718	484,285
Covenant Logistics Group, Inc., Class A*	1,923	34,960
Daseke, Inc.*	7,548	41,665
Heartland Express, Inc.	8,070	146,874
Marten Transport Ltd.	9,806	158,661
PAM Transportation Services, Inc.*	297	17,223
Saia, Inc.*	4,348	871,904
Universal Logistics Holdings, Inc.(b)	1,268	29,684
US Xpress Enterprises, Inc., Class A*	3,670	33,948
Werner Enterprises, Inc.	10,093	433,192
		2,498,561
Semiconductors & Semiconductor Equipment - 2.0%
Advanced Energy Industries, Inc.	6,285	656,468
Alpha & Omega Semiconductor Ltd.*	3,459	121,722
Ambarella, Inc.*	5,471	615,433
Amkor Technology, Inc.	16,533	394,973
Atomera, Inc.*(b)	2,875	80,442
Axcelis Technologies, Inc.*	5,517	203,412
AXT, Inc.*	6,531	84,446
Brooks Automation, Inc.	12,022	999,750
CEVA, Inc.*	3,639	222,816
CMC Materials, Inc.	4,806	819,423
Cohu, Inc.*	6,804	295,634
CyberOptics Corp.*	1,173	31,378
Diodes, Inc.*	7,096	557,178
DSP Group, Inc.*	3,675	57,220
FormFactor, Inc.*	12,788	580,192
GSI Technology, Inc.*	2,740	20,112
Ichor Holdings Ltd.*	3,721	159,110
Impinj, Inc.*	2,843	181,867
Lattice Semiconductor Corp.*	22,520	1,083,662
MACOM Technology Solutions Holdings, Inc.*	7,792	501,415
Maxeon Solar Technologies Ltd.*(b)	1,577	53,098
MaxLinear, Inc.*	11,349	451,350
NeoPhotonics Corp.*	8,222	79,013
NVE Corp.	789	55,601
Onto Innovation, Inc.*	7,858	490,811
PDF Solutions, Inc.*	4,789	87,926
Photronics, Inc.*	10,467	124,662
Pixelworks, Inc.*	6,724	24,139
Power Integrations, Inc.	9,762	862,668
Rambus, Inc.*	18,786	394,130
Semtech Corp.*	10,695	784,050
Silicon Laboratories, Inc.*	7,179	1,118,057
SiTime Corp.*	1,503	146,437
SMART Global Holdings, Inc.*	2,388	111,496
SunPower Corp.*(b)	12,665	440,362
Synaptics, Inc.*	5,716	766,115
Ultra Clean Holdings, Inc.*	6,642	308,056
Veeco Instruments, Inc.*	8,058	173,247
		14,137,871
Software - 3.6%
8x8, Inc.*	17,468	597,580
A10 Networks, Inc.*	9,922	92,671
ACI Worldwide, Inc.*	18,970	725,792
Agilysys, Inc.*	3,154	187,947
Alarm.com Holdings, Inc.*	7,876	692,143
Altair Engineering, Inc., Class A*	7,188	442,709

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
American Software, Inc., Class A	4,961	100,212
Appfolio, Inc., Class A*	2,703	443,346
Appian Corp.*(b)	5,898	1,013,866
Asure Software, Inc.*	2,245	17,489
Avaya Holdings Corp.*	13,697	406,390
Benefitfocus, Inc.*	4,806	73,051
Blackbaud, Inc.*	8,189	563,567
Blackline, Inc.*	8,444	1,047,225
Bottomline Technologies DE, Inc.*	7,348	329,778
Box, Inc., Class A*	23,435	430,032
Cerence, Inc.*	6,082	676,440
ChannelAdvisor Corp.*	4,620	104,412
Cloudera, Inc.*	33,928	547,598
Cognyte Software Ltd.*(b)	10,756	310,526
CommVault Systems, Inc.*	6,990	445,473
Cornerstone OnDemand, Inc.*	10,171	513,839
Digimarc Corp.*(b)	1,980	72,448
Digital Turbine, Inc.*	13,945	1,151,439
Domo, Inc., Class B*	4,299	273,975
Ebix, Inc.	4,434	108,101
eGain Corp.*	3,454	40,135
Envestnet, Inc.*	8,791	562,800
GTY Technology Holdings, Inc.*	7,346	53,846
Intelligent Systems Corp.*	1,237	49,084
InterDigital, Inc.	5,099	323,124
J2 Global, Inc.*(b)	7,180	799,708
LivePerson, Inc.*	10,329	677,789
MicroStrategy, Inc., Class A*	1,217	913,249
Mimecast Ltd.*	9,462	405,731
Mitek Systems, Inc.*	6,726	102,773
Model N, Inc.*	5,642	238,939
OneSpan, Inc.*	5,534	129,274
Park City Group, Inc.*(b)	2,047	12,446
Ping Identity Holding Corp.*	6,148	144,048
Progress Software Corp.	7,434	316,242
PROS Holdings, Inc.*	6,507	308,432
Q2 Holdings, Inc.*	8,337	1,016,114
QAD, Inc., Class A	1,944	124,805
Qualys, Inc.*	5,637	547,691
Rapid7, Inc.*	8,563	652,843
Rimini Street, Inc.*	3,811	29,611
Sailpoint Technologies Holdings, Inc.*	14,579	821,964
Sapiens International Corp. NV	4,551	142,810
SeaChange International, Inc.*	5,001	5,901
SecureWorks Corp., Class A*	1,478	21,328
ShotSpotter, Inc.*	1,330	55,833
Smith Micro Software, Inc.*	5,675	37,455
Sprout Social, Inc., Class A*	4,616	313,750
SPS Commerce, Inc.*	5,887	592,997
Sumo Logic, Inc.*	2,352	71,454
SVMK, Inc.*	20,339	378,712
Synchronoss Technologies, Inc.*	6,535	28,950
Tenable Holdings, Inc.*	11,765	481,306
Upland Software, Inc.*	4,407	217,838
Varonis Systems, Inc.*	5,547	1,018,096
Verint Systems, Inc.*	10,756	530,163
Veritone, Inc.*	3,877	139,766
VirnetX Holding Corp.(b)	10,487	72,990
Workiva, Inc.*	6,579	665,466
Xperi Holding Corp.	17,302	365,072
Yext, Inc.*	17,055	288,571
Zix Corp.*	9,054	66,819
Zuora, Inc., Class A*	16,641	248,450
		25,382,424
Specialty Retail - 2.0%
Aaron's Co., Inc. (The)*	5,587	122,691
Abercrombie & Fitch Co., Class A	10,316	282,349
Academy Sports & Outdoors, Inc.*(b)	4,912	117,692
American Eagle Outfitters, Inc.	24,983	642,063
America's Car-Mart, Inc.*	1,047	141,345
Asbury Automotive Group, Inc.*	3,195	541,393
At Home Group, Inc.*	8,887	223,864
Bed Bath & Beyond, Inc.	21,005	564,194
Boot Barn Holdings, Inc.*	4,727	285,605
Buckle, Inc. (The)	4,801	184,551
Caleres, Inc.	5,992	95,033
Camping World Holdings, Inc., Class A	5,441	170,303
Cato Corp. (The), Class A	3,521	43,449
Chico's FAS, Inc.	19,695	52,980
Children's Place, Inc. (The)*	2,337	161,837
Citi Trends, Inc.	1,648	128,363
Conn's, Inc.*	2,891	41,023
Container Store Group, Inc. (The)*	3,234	49,577
Designer Brands, Inc., Class A	10,192	127,298
Envela Corp.*	1,280	6,720
Express, Inc.*(b)	10,537	28,345
GameStop Corp., Class A*(b)	9,478	964,292
Genesco, Inc.*	2,393	107,541
Group 1 Automotive, Inc.	2,885	439,789
GrowGeneration Corp.*(b)	6,080	277,430
Guess?, Inc.	6,587	166,058
Haverty Furniture Cos., Inc.	2,711	98,057
Hibbett Sports, Inc.*	2,734	175,687
Lithia Motors, Inc., Class A	4,307	1,610,603
Lumber Liquidators Holdings, Inc.*	4,728	117,113
MarineMax, Inc.*	3,417	152,569
Michaels Cos., Inc. (The)*	12,335	185,025
Monro, Inc.	5,457	338,280
Murphy USA, Inc.	4,485	559,055
National Vision Holdings, Inc.*	13,323	632,709
ODP Corp. (The)*	8,652	331,112
OneWater Marine, Inc., Class A*	1,414	50,353
Rent-A-Center, Inc.	8,029	463,755
RH*	2,616	1,282,808
Sally Beauty Holdings, Inc.*	18,692	300,941
Shoe Carnival, Inc.	1,543	75,545
Signet Jewelers Ltd.*	8,639	430,049
Sleep Number Corp.*	4,481	614,480
Sonic Automotive, Inc., Class A	3,866	178,261
Sportsman's Warehouse Holdings, Inc.*	7,079	119,918
Tilly's, Inc., Class A*	3,673	37,905
Urban Outfitters, Inc.*	11,427	387,375
Winmark Corp.	495	87,363
Zumiez, Inc.*	3,466	156,247
		14,350,995
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp.*	20,023	717,624
Avid Technology, Inc.*	5,230	101,410
Corsair Gaming, Inc.*(b)	3,734	133,827
Diebold Nixdorf, Inc.*	11,624	168,780
Eastman Kodak Co.*(b)	2,601	22,421
Immersion Corp.*	2,841	28,154
Intevac, Inc.*	3,897	24,824
Quantum Corp.*	4,956	41,333

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Super Micro Computer, Inc.*	7,349	239,798
		1,478,171
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc.*	11,059	848,446
Deckers Outdoor Corp.*	4,641	1,513,477
Fossil Group, Inc.*	7,772	117,668
G-III Apparel Group Ltd.*	7,285	209,735
Kontoor Brands, Inc.(b)	8,530	360,393
Lakeland Industries, Inc.*(b)	1,269	39,834
Movado Group, Inc.	2,602	59,326
Oxford Industries, Inc.	2,717	207,144
Rocky Brands, Inc.	1,138	49,605
Steven Madden Ltd.	13,647	504,803
Superior Group of Cos., Inc.	1,781	42,423
Unifi, Inc.*	2,274	56,691
Vera Bradley, Inc.*	3,382	32,095
Wolverine World Wide, Inc.	13,373	467,386
		4,509,026
Thrifts & Mortgage Finance - 1.1%
Axos Financial, Inc.*	9,480	438,640
Bogota Financial Corp.*	959	8,689
Bridgewater Bancshares, Inc.*	3,581	51,745
Capitol Federal Financial, Inc.	21,584	287,283
Columbia Financial, Inc.*	7,909	129,233
ESSA Bancorp, Inc.	1,504	23,628
Essent Group Ltd.	18,263	752,983
Federal Agricultural Mortgage Corp., Class C	1,504	129,720
Flagstar Bancorp, Inc.	7,972	345,905
FS Bancorp, Inc.	622	37,712
Greene County Bancorp, Inc.	502	12,003
Hingham Institution For Savings (The)	223	54,051
Home Bancorp, Inc.	1,235	39,952
HomeStreet, Inc.	3,536	151,907
Kearny Financial Corp.	13,268	150,592
Luther Burbank Corp.	3,034	30,977
Merchants Bancorp	1,444	49,139
Meridian Bancorp, Inc.	7,745	129,729
Meta Financial Group, Inc.	5,527	244,791
MMA Capital Holdings, Inc.*	782	17,360
Mr Cooper Group, Inc.*	12,524	393,880
NMI Holdings, Inc., Class A*	13,619	311,330
Northfield Bancorp, Inc.	7,896	108,096
Northwest Bancshares, Inc.	19,408	274,041
Oconee Federal Financial Corp.	171	4,275
OP Bancorp	2,000	18,380
PCSB Financial Corp.	2,392	38,655
PDL Community Bancorp*	1,225	12,471
PennyMac Financial Services, Inc.	7,027	416,069
Pioneer Bancorp, Inc.*	1,922	20,758
Premier Financial Corp.	6,132	188,007
Provident Bancorp, Inc.	2,805	34,361
Provident Financial Holdings, Inc.	992	15,624
Provident Financial Services, Inc.	11,898	240,697
Prudential Bancorp, Inc.	1,319	17,872
Radian Group, Inc.	31,710	646,884
Riverview Bancorp, Inc.	3,502	23,113
Security National Financial Corp., Class A*	1,572	14,164
Southern Missouri Bancorp, Inc.	1,272	46,733
Standard AVB Financial Corp.	660	21,562
Sterling Bancorp, Inc.*	2,712	13,940
Territorial Bancorp, Inc.	1,305	32,077
Timberland Bancorp, Inc.	1,233	34,216
TrustCo Bank Corp.	15,688	107,933
Walker & Dunlop, Inc.	4,684	466,807
Washington Federal, Inc.	12,500	377,750
Waterstone Financial, Inc.	3,601	69,967
Western New England Bancorp, Inc.	3,781	30,286
WSFS Financial Corp.	8,314	441,806
		7,507,793
Tobacco - 0.1%
Turning Point Brands, Inc.(b)	1,966	96,727
Universal Corp.	4,016	204,093
Vector Group Ltd.	23,126	315,670
		616,490
Trading Companies & Distributors - 0.9%
Alta Equipment Group, Inc.*(b)	2,868	30,429
Applied Industrial Technologies, Inc.	6,404	546,709
Beacon Roofing Supply, Inc.*	9,048	432,766
Boise Cascade Co.	6,473	323,262
CAI International, Inc.	2,753	121,132
DXP Enterprises, Inc.*	2,719	81,679
EVI Industries, Inc.*(b)	833	30,488
GATX Corp.	5,770	550,631
General Finance Corp.*	1,711	17,264
GMS, Inc.*	6,898	252,467
H&E Equipment Services, Inc.	5,302	163,991
Herc Holdings, Inc.*	4,025	353,234
Lawson Products, Inc.*	733	38,849
MRC Global, Inc.*	13,015	113,751
Nesco Holdings, Inc.*(b)	2,201	17,828
NOW, Inc.*	18,141	192,839
Rush Enterprises, Inc., Class A	6,783	287,803
Rush Enterprises, Inc., Class B	1,098	41,669
SiteOne Landscape Supply, Inc.*(b)	7,273	1,152,843
Systemax, Inc.	2,061	74,402
Textainer Group Holdings Ltd.*	8,177	212,929
Titan Machinery, Inc.*	3,151	77,200
Transcat, Inc.*	1,146	51,375
Triton International Ltd.	10,007	578,204
Veritiv Corp.*	2,138	50,842
WESCO International, Inc.*	8,129	652,596
Willis Lease Finance Corp.*	488	15,762
		6,462,944
Water Utilities - 0.2%
American States Water Co.	6,103	445,824
Artesian Resources Corp., Class A	1,330	49,210
Cadiz, Inc.*(b)	3,371	36,643
California Water Service Group	8,189	449,985
Consolidated Water Co. Ltd.	2,399	31,067
Global Water Resources, Inc.	2,118	36,705
Middlesex Water Co.	2,828	194,199
Pure Cycle Corp.*	3,213	37,785
SJW Group	4,375	274,225
York Water Co. (The)	2,144	89,212
		1,644,855
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	7,259	82,753
Gogo, Inc.*(b)	9,145	108,368
Shenandoah Telecommunications Co.	7,976	353,736

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Spok Holdings, Inc.	2,928	31,388
		576,245
TOTAL COMMON STOCKS (Cost $418,882,243)		456,062,448

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(d)

Biotechnology - 0.0%
Contra Aduro Biotech I, CVR*(e)(f)	687	—
Oncternal Therapeutics, Inc., CVR*(e)(f)	42	—
Tobira Therapeutics, Inc., CVR*(e)(f)	756	—
		—
Food Products - 0.0%(d)
Contraf-Nicotex-Tobacco GmbH*(e)(f)	2,444	1,222
Pharmaceuticals - 0.0%
ANI Pharmaceuticals, Inc., CVR, expiring 12/31/2050*(e)(f)	2	—
Omthera Pharmaceuticals, Inc., CVR*(e)(f)	3,327	—
		—
TOTAL RIGHTS (Cost $1,951)		1,222

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(g) - 1.2%

INVESTMENT COMPANIES - 1.2%
BlackRock Liquidity FedFund, Institutional Class
0.04% (Cost $8,398,664)	8,398,664	8,398,664

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 14.9%

REPURCHASE AGREEMENTS(h) - 14.9%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $106,179,573 (Cost $106,179,486)	106,179,486	106,179,486

Total Investments - 80.2% (Cost $533,462,344)		570,641,820
Other assets less liabilities - 19.8%		140,998,142
Net Assets - 100.0%		711,639,962

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $22,563,273.
(b)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $15,280,958, collateralized in the form of cash with a value of $8,398,664 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $7,755,091 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from March 11, 2021 – August 15, 2050; a total value of $16,153,755.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Represents less than 0.05% of net assets.
(e)	Security fair valued as of February 28, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2021 amounted to $1,222, which represents approximately 0.00% of net assets of the Fund.
(f)	Illiquid security.
(g)	The security was purchased with cash collateral held from securities on loan at February 28, 2021. The total value of securities purchased was $8,398,664.
(h)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
CVR	Contingent Value Rights - No defined expiration

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of February 28, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	492	3/19/2021	USD	$54,100,320	$5,775,958

Swap Agreements

Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
182,673,944	12/6/2021	Bank of America NA	(0.38)%	Russell 2000® Index	33,760,677
62,155,451	11/8/2021	BNP Paribas SA	0.02%	Russell 2000® Index	10,948,562
13,127,062	12/6/2021	Citibank NA	0.38%	Russell 2000® Index	5,855,757
295,187,218	11/8/2021	Credit Suisse International	0.57%	Russell 2000® Index	40,298,956
118,788,467	11/8/2021	Goldman Sachs International	0.34%	Russell 2000® Index	17,570,618
13,344,093	11/7/2022	Morgan Stanley & Co. International plc	0.02%	iShares® Russell 2000 ETF	841,745
22,149,166	11/7/2022	Morgan Stanley & Co. International plc	(0.24)%	Russell 2000® Index	1,553,083
130,335,176	11/7/2022	Societe Generale	0.42%	Russell 2000® Index	6,063,184
75,881,199	11/8/2021	UBS AG	0.12%	Russell 2000® Index	8,368,899
913,641,776					125,261,481
				Total Unrealized Appreciation	125,261,481

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra S&P500®

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 87.2%

Aerospace & Defense - 1.3%
Boeing Co. (The)*	42,753	9,064,063
General Dynamics Corp.	18,729	3,061,630
Howmet Aerospace, Inc.*	31,443	883,863
Huntington Ingalls Industries, Inc.	3,262	573,818
L3Harris Technologies, Inc.	16,926	3,079,009
Lockheed Martin Corp.	19,838	6,551,499
Northrop Grumman Corp.	12,491	3,643,125
Raytheon Technologies Corp.	122,358	8,808,552
Teledyne Technologies, Inc.*	2,973	1,102,983
Textron, Inc.	18,438	928,169
TransDigm Group, Inc.*	4,386	2,529,275
		40,225,986
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.(b)	10,954	995,171
Expeditors International of Washington, Inc.	13,638	1,252,514
FedEx Corp.	19,469	4,954,861
United Parcel Service, Inc., Class B	57,622	9,094,480
		16,297,026
Airlines - 0.3%
Alaska Air Group, Inc.*	9,963	647,794
American Airlines Group, Inc.*	49,206	1,030,374
Delta Air Lines, Inc.*	51,378	2,463,061
Southwest Airlines Co.	47,554	2,764,314
United Airlines Holdings, Inc.*	23,579	1,242,142
		8,147,685
Auto Components - 0.1%
Aptiv plc*(b)	21,751	3,259,170
BorgWarner, Inc.	19,699	886,455
		4,145,625
Automobiles - 1.7%
Ford Motor Co.*	314,820	3,683,394
General Motors Co.	101,477	5,208,814
Tesla, Inc.*	61,099	41,272,375
		50,164,583
Banks - 3.8%
Bank of America Corp.	613,332	21,288,754
Citigroup, Inc.	167,734	11,050,316
Citizens Financial Group, Inc.	34,407	1,494,640
Comerica, Inc.	11,209	763,333
Fifth Third Bancorp	57,396	1,991,067
First Republic Bank	14,011	2,308,312
Huntington Bancshares, Inc.(b)	81,966	1,257,359
JPMorgan Chase & Co.	245,583	36,142,450
KeyCorp	78,675	1,584,515
M&T Bank Corp.	10,336	1,560,116
People's United Financial, Inc.	34,233	614,140
PNC Financial Services Group, Inc. (The)	34,138	5,747,474
Regions Financial Corp.	77,380	1,596,349
SVB Financial Group*	4,169	2,106,846
Truist Financial Corp.	108,614	6,186,653
US Bancorp	110,450	5,522,500
Wells Fargo & Co.	333,105	12,048,408
Zions Bancorp NA	13,214	702,588
		113,965,820
Beverages - 1.2%
Brown-Forman Corp., Class B	14,705	1,052,584
Coca-Cola Co. (The)	311,608	15,265,676
Constellation Brands, Inc., Class A	13,654	2,923,867
Molson Coors Beverage Co., Class B	15,157	673,729
Monster Beverage Corp.*	29,774	2,612,371
PepsiCo, Inc.	111,340	14,384,014
		36,912,241
Biotechnology - 1.6%
AbbVie, Inc.	142,241	15,325,045
Alexion Pharmaceuticals, Inc.*	17,633	2,693,441
Amgen, Inc.	46,899	10,548,523
Biogen, Inc.*	12,395	3,382,348
Gilead Sciences, Inc.	100,993	6,200,970
Incyte Corp.*	15,000	1,179,900
Regeneron Pharmaceuticals, Inc.*	8,451	3,807,767
Vertex Pharmaceuticals, Inc.*	20,952	4,453,348
		47,591,342
Building Products - 0.4%
A O Smith Corp.	10,910	647,727
Allegion plc	7,411	806,169
Carrier Global Corp.	65,633	2,397,573
Fortune Brands Home & Security, Inc.	11,196	930,835
Johnson Controls International plc	58,326	3,254,008
Masco Corp.	21,087	1,122,250
Trane Technologies plc	19,339	2,963,508
		12,122,070
Capital Markets - 2.5%
Ameriprise Financial, Inc.	9,507	2,103,329
Bank of New York Mellon Corp. (The)	65,679	2,769,027
BlackRock, Inc.	11,427	7,936,051
Cboe Global Markets, Inc.	8,704	861,348
Charles Schwab Corp. (The)	120,180	7,417,510
CME Group, Inc.	28,921	5,775,524
Franklin Resources, Inc.	21,953	574,510
Goldman Sachs Group, Inc. (The)	27,716	8,854,708
Intercontinental Exchange, Inc.	45,223	4,988,549
Invesco Ltd.	30,348	680,402
MarketAxess Holdings, Inc.	3,054	1,697,841
Moody's Corp.	13,011	3,576,594
Morgan Stanley	120,907	9,294,121
MSCI, Inc.	6,681	2,769,408
Nasdaq, Inc.	9,251	1,279,321
Northern Trust Corp.	16,765	1,594,854
Raymond James Financial, Inc.	9,819	1,146,270
S&P Global, Inc.	19,388	6,385,632
State Street Corp.	28,415	2,067,759
T. Rowe Price Group, Inc.	18,245	2,958,244
		74,731,002
Chemicals - 1.6%
Air Products and Chemicals, Inc.	17,812	4,553,104
Albemarle Corp.	9,295	1,461,267
Celanese Corp.	9,418	1,308,254
CF Industries Holdings, Inc.	17,239	780,582
Corteva, Inc.	60,028	2,710,264
Dow, Inc.	59,759	3,544,306
DuPont de Nemours, Inc.	43,217	3,039,019
Eastman Chemical Co.	10,915	1,192,573
Ecolab, Inc.	20,013	4,189,922
FMC Corp.	10,453	1,062,966
International Flavors & Fragrances, Inc.	20,032	2,714,536
Linde plc	42,287	10,329,446

Ultra S&P500®

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
LyondellBasell Industries NV, Class A	20,713	2,135,303
Mosaic Co. (The)	27,791	817,055
PPG Industries, Inc.	19,027	2,565,220
Sherwin-Williams Co. (The)	6,587	4,481,400
		46,885,217
Commercial Services & Supplies - 0.3%
Cintas Corp.	7,081	2,296,652
Copart, Inc.*	16,739	1,827,229
Republic Services, Inc.	16,946	1,509,719
Rollins, Inc.	17,829	591,388
Waste Management, Inc.	31,324	3,473,518
		9,698,506
Communications Equipment - 0.7%
Arista Networks, Inc.*	4,390	1,228,498
Cisco Systems, Inc.	340,435	15,275,318
F5 Networks, Inc.*	4,964	943,061
Juniper Networks, Inc.	26,568	618,503
Motorola Solutions, Inc.	13,656	2,396,355
		20,461,735
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	10,442	1,201,665
Quanta Services, Inc.	11,189	938,198
		2,139,863
Construction Materials - 0.1%
Martin Marietta Materials, Inc.(b)	5,017	1,690,077
Vulcan Materials Co.	10,680	1,783,453
		3,473,530
Consumer Finance - 0.5%
American Express Co.	52,546	7,107,372
Capital One Financial Corp.	36,852	4,429,242
Discover Financial Services	24,694	2,322,965
Synchrony Financial	43,734	1,691,631
		15,551,210
Containers & Packaging - 0.3%
Amcor plc	126,372	1,382,510
Avery Dennison Corp.	6,721	1,177,586
Ball Corp.	26,356	2,250,539
International Paper Co.	31,669	1,572,366
Packaging Corp. of America	7,641	1,008,765
Sealed Air Corp.	12,500	523,750
Westrock Co.	21,157	922,233
		8,837,749
Distributors - 0.1%
Genuine Parts Co.	11,624	1,224,589
LKQ Corp.*	22,560	888,638
Pool Corp.	3,235	1,082,981
		3,196,208
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class B*	156,793	37,710,284

Diversified Telecommunication Services - 1.2%
AT&T, Inc.	574,119	16,012,179
Lumen Technologies, Inc.	79,553	977,706
Verizon Communications, Inc.	333,393	18,436,633
		35,426,518
Electric Utilities - 1.4%
Alliant Energy Corp.	20,119	928,693
American Electric Power Co., Inc.	39,991	2,993,326
Duke Energy Corp.	59,294	5,074,973
Edison International	30,498	1,646,587
Entergy Corp.	16,141	1,401,200
Evergy, Inc.	18,278	980,249
Eversource Energy	27,622	2,195,397
Exelon Corp.	78,601	3,033,999
FirstEnergy Corp.	43,712	1,448,616
NextEra Energy, Inc.	157,835	11,597,716
NRG Energy, Inc.	19,674	718,298
Pinnacle West Capital Corp.	9,068	634,125
PPL Corp.	61,941	1,622,235
Southern Co. (The)	85,100	4,826,872
Xcel Energy, Inc.	42,336	2,480,466
		41,582,752
Electrical Equipment - 0.4%
AMETEK, Inc.	18,533	2,186,338
Eaton Corp. plc	32,110	4,180,401
Emerson Electric Co.	48,181	4,138,748
Rockwell Automation, Inc.	9,362	2,277,587
		12,783,074
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	24,102	3,029,139
CDW Corp.	11,519	1,807,216
Corning, Inc.	61,556	2,353,902
FLIR Systems, Inc.	10,567	564,278
IPG Photonics Corp.*	2,880	654,768
Keysight Technologies, Inc.*	14,931	2,113,035
TE Connectivity Ltd.	26,643	3,464,389
Trimble, Inc.*	20,153	1,494,143
Vontier Corp.*	13,574	426,224
Zebra Technologies Corp., Class A*	4,294	2,144,552
		18,051,646
Energy Equipment & Services - 0.2%
Baker Hughes Co.	55,253	1,352,594
Halliburton Co.	71,221	1,554,754
NOV, Inc.	31,283	472,373
Schlumberger NV	112,154	3,130,218
		6,509,939
Entertainment - 2.0%
Activision Blizzard, Inc.	62,264	5,953,061
Electronic Arts, Inc.	23,367	3,130,477
Live Nation Entertainment, Inc.*	11,519	1,023,578
Netflix, Inc.*	35,592	19,178,749
Take-Two Interactive Software, Inc.*	9,267	1,709,391
Walt Disney Co. (The)*	145,864	27,574,131
		58,569,387
Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexandria Real Estate Equities, Inc.	9,979	1,593,546
American Tower Corp.	35,791	7,735,509
AvalonBay Communities, Inc.	11,244	1,976,133
Boston Properties, Inc.	11,412	1,131,272
Crown Castle International Corp.	34,751	5,412,468
Digital Realty Trust, Inc.	22,574	3,041,395
Duke Realty Corp.	29,964	1,176,087
Equinix, Inc.	7,181	4,655,730
Equity Residential	27,593	1,804,858
Essex Property Trust, Inc.	5,249	1,337,393
Extra Space Storage, Inc.	10,413	1,308,914
Federal Realty Investment Trust	5,548	561,291
Healthpeak Properties, Inc.	43,375	1,261,779
Host Hotels & Resorts, Inc.	56,824	942,710
Iron Mountain, Inc.	23,221	807,859
Kimco Realty Corp.	34,842	638,654

Ultra S&P500®

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Mid-America Apartment Communities, Inc.	9,214	1,241,402
Prologis, Inc.	59,555	5,900,114
Public Storage	12,256	2,867,169
Realty Income Corp.	28,274	1,703,791
Regency Centers Corp.	12,714	696,473
SBA Communications Corp.	8,954	2,284,434
Simon Property Group, Inc.	26,420	2,983,346
SL Green Realty Corp.(b)	5,844	403,645
UDR, Inc.	23,729	976,923
Ventas, Inc.	30,179	1,596,469
Vornado Realty Trust	12,635	542,547
Welltower, Inc.	33,623	2,283,002
Weyerhaeuser Co.	60,135	2,036,772
		60,901,685
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	35,548	11,766,388
Kroger Co. (The)	62,382	2,009,324
Sysco Corp.	41,040	3,268,015
Walgreens Boots Alliance, Inc.	57,902	2,775,243
Walmart, Inc.	111,691	14,510,895
		34,329,865
Food Products - 0.8%
Archer-Daniels-Midland Co.	44,824	2,536,142
Campbell Soup Co.	16,313	741,915
Conagra Brands, Inc.	39,355	1,335,315
General Mills, Inc.	49,249	2,709,187
Hershey Co. (The)	11,884	1,730,905
Hormel Foods Corp.	22,623	1,049,029
J M Smucker Co. (The)	9,191	1,029,392
Kellogg Co.	20,496	1,182,824
Kraft Heinz Co. (The)	52,207	1,899,291
Lamb Weston Holdings, Inc.	11,794	940,807
McCormick & Co., Inc. (Non-Voting)	20,034	1,688,466
Mondelez International, Inc., Class A	115,226	6,125,414
Tyson Foods, Inc., Class A	23,699	1,603,711
		24,572,398
Gas Utilities - 0.0%(c)
Atmos Energy Corp.	10,146	858,453

Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	142,796	17,104,105
ABIOMED, Inc.*	3,637	1,180,388
Align Technology, Inc.*	5,777	3,276,195
Baxter International, Inc.	41,155	3,197,332
Becton Dickinson and Co.	23,363	5,633,987
Boston Scientific Corp.*	115,367	4,473,932
Cooper Cos., Inc. (The)	3,954	1,526,758
Danaher Corp.	50,937	11,189,331
DENTSPLY SIRONA, Inc.	17,609	934,510
DexCom, Inc.*	7,739	3,078,419
Edwards Lifesciences Corp.*	50,209	4,172,368
Hologic, Inc.*	20,704	1,492,551
IDEXX Laboratories, Inc.*	6,868	3,572,528
Intuitive Surgical, Inc.*	9,472	6,978,970
Medtronic plc	108,442	12,684,461
ResMed, Inc.	11,677	2,251,092
STERIS plc	6,870	1,200,876
Stryker Corp.	26,341	6,392,697
Teleflex, Inc.	3,751	1,493,348
Varian Medical Systems, Inc.*	7,363	1,290,513
West Pharmaceutical Services, Inc.	5,955	1,671,271
Zimmer Biomet Holdings, Inc.	16,704	2,723,754
		97,519,386
Health Care Providers & Services - 2.2%
AmerisourceBergen Corp.	11,845	1,198,951
Anthem, Inc.	20,035	6,074,412
Cardinal Health, Inc.	23,641	1,217,984
Centene Corp.*	46,715	2,734,696
Cigna Corp.	29,108	6,109,769
CVS Health Corp.	105,458	7,184,853
DaVita, Inc.*	5,953	607,980
HCA Healthcare, Inc.	21,262	3,657,702
Henry Schein, Inc.*	11,501	711,337
Humana, Inc.	10,663	4,048,208
Laboratory Corp. of America Holdings*	7,849	1,883,054
McKesson Corp.	12,933	2,192,402
Quest Diagnostics, Inc.	10,857	1,254,961
UnitedHealth Group, Inc.	76,446	25,396,890
Universal Health Services, Inc., Class B*	6,264	785,067
		65,058,266
Health Care Technology - 0.1%
Cerner Corp.	24,702	1,707,896

Hotels, Restaurants & Leisure - 1.5%
Carnival Corp.*	64,279	1,719,463
Chipotle Mexican Grill, Inc.*	2,256	3,253,152
Darden Restaurants, Inc.	10,490	1,440,592
Domino's Pizza, Inc.	3,172	1,099,130
Hilton Worldwide Holdings, Inc.*	22,350	2,764,248
Las Vegas Sands Corp.	26,465	1,656,709
Marriott International, Inc., Class A*	21,428	3,172,844
McDonald's Corp.	60,036	12,375,821
MGM Resorts International	33,031	1,248,242
Norwegian Cruise Line Holdings Ltd.*(b)	25,431	751,740
Royal Caribbean Cruises Ltd.	15,005	1,399,516
Starbucks Corp.	94,564	10,215,749
Wynn Resorts Ltd.*	8,387	1,104,820
Yum! Brands, Inc.	24,308	2,516,607
		44,718,633
Household Durables - 0.4%
DR Horton, Inc.	26,713	2,053,428
Garmin Ltd.	12,018	1,490,472
Leggett & Platt, Inc.	10,679	462,080
Lennar Corp., Class A(b)	22,170	1,839,445
Mohawk Industries, Inc.*	4,817	842,927
Newell Brands, Inc.	30,428	705,017
NVR, Inc.*	276	1,242,232
PulteGroup, Inc.	21,604	974,557
Whirlpool Corp.	5,042	958,383
		10,568,541
Household Products - 1.2%
Church & Dwight Co., Inc.	20,022	1,576,732
Clorox Co. (The)	10,152	1,838,020
Colgate-Palmolive Co.	69,059	5,193,237
Kimberly-Clark Corp.	27,404	3,516,755
Procter & Gamble Co. (The)	199,777	24,678,453
		36,803,197

Ultra S&P500®

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Independent Power and Renewable Electricity Producers - 0.0%(c)
AES Corp. (The)	53,586	1,423,244

Industrial Conglomerates - 1.1%
3M Co.	46,470	8,135,038
General Electric Co.	705,755	8,850,168
Honeywell International, Inc.	56,532	11,439,250
Roper Technologies, Inc.	8,452	3,191,644
		31,616,100
Insurance - 1.7%
Aflac, Inc.	52,633	2,520,594
Allstate Corp. (The)	24,495	2,611,167
American International Group, Inc.	69,406	3,050,394
Aon plc, Class A(b)	18,417	4,193,735
Arthur J Gallagher & Co.	15,497	1,856,541
Assurant, Inc.	4,777	588,622
Chubb Ltd.	36,368	5,912,709
Cincinnati Financial Corp.	12,054	1,179,725
Everest Re Group Ltd.	3,219	778,386
Globe Life, Inc.	7,757	724,504
Hartford Financial Services Group, Inc. (The)	28,867	1,463,268
Lincoln National Corp.	14,635	832,292
Loews Corp.	18,827	900,119
Marsh & McLennan Cos., Inc.	40,868	4,708,811
MetLife, Inc.	61,634	3,550,118
Principal Financial Group, Inc.	20,582	1,164,530
Progressive Corp. (The)	47,181	4,055,207
Prudential Financial, Inc.	31,905	2,766,802
Travelers Cos., Inc. (The)	20,410	2,969,655
Unum Group	16,407	434,457
W R Berkley Corp.	11,341	786,272
Willis Towers Watson plc	10,386	2,291,567
		49,339,475
Interactive Media & Services - 5.1%
Alphabet, Inc., Class A*	24,224	48,978,748
Alphabet, Inc., Class C*	23,383	47,627,897
Facebook, Inc., Class A*	193,682	49,896,357
Twitter, Inc.*	64,077	4,937,774
		151,440,776
Internet & Direct Marketing Retail - 4.1%
Amazon.com, Inc.*	34,359	106,269,982
Booking Holdings, Inc.*	3,300	7,684,083
eBay, Inc.	52,761	2,976,775
Etsy, Inc.*	10,155	2,236,842
Expedia Group, Inc.	10,953	1,763,433
		120,931,115
IT Services - 4.7%
Accenture plc, Class A	51,046	12,807,441
Akamai Technologies, Inc.*	13,114	1,239,273
Automatic Data Processing, Inc.	34,547	6,011,869
Broadridge Financial Solutions, Inc.	9,316	1,327,437
Cognizant Technology Solutions Corp., Class A	43,069	3,164,710
DXC Technology Co.	20,501	517,035
Fidelity National Information Services, Inc.	49,995	6,899,310
Fiserv, Inc.*	46,330	5,345,092
FleetCor Technologies, Inc.*	6,720	1,863,523
Gartner, Inc.*	7,196	1,288,372
Global Payments, Inc.	24,114	4,774,331
International Business Machines Corp.(b)	71,789	8,537,866
Jack Henry & Associates, Inc.	6,152	913,203
Leidos Holdings, Inc.	10,776	953,137
Mastercard, Inc., Class A	70,881	25,081,242
Paychex, Inc.	25,778	2,347,602
PayPal Holdings, Inc.*	94,402	24,530,360
VeriSign, Inc.*	8,089	1,569,509
Visa, Inc., Class A	136,573	29,006,739
Western Union Co. (The)	33,126	769,186
		138,947,237
Leisure Products - 0.0%(c)
Hasbro, Inc.	10,266	962,027

Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	24,653	3,009,392
Bio-Rad Laboratories, Inc., Class A*	1,736	1,014,692
Illumina, Inc.*	11,766	5,170,098
IQVIA Holdings, Inc.*	15,448	2,978,220
Mettler-Toledo International, Inc.*	1,920	2,142,816
PerkinElmer, Inc.	9,025	1,137,962
Thermo Fisher Scientific, Inc.	31,932	14,371,954
Waters Corp.*	5,001	1,369,674
		31,194,808
Machinery - 1.5%
Caterpillar, Inc.	43,766	9,448,204
Cummins, Inc.	11,923	3,018,904
Deere & Co.	25,249	8,814,931
Dover Corp.	11,610	1,431,049
Flowserve Corp.	10,495	388,315
Fortive Corp.	27,162	1,787,803
IDEX Corp.	6,102	1,190,927
Illinois Tool Works, Inc.	23,210	4,692,598
Ingersoll Rand, Inc.*	29,945	1,387,651
Otis Worldwide Corp.	32,807	2,090,134
PACCAR, Inc.	27,911	2,539,622
Parker-Hannifin Corp.	10,378	2,978,071
Pentair plc	13,406	749,797
Snap-on, Inc.	4,368	887,184
Stanley Black & Decker, Inc.	12,905	2,256,310
Westinghouse Air Brake Technologies Corp.	14,416	1,044,151
Xylem, Inc.	14,525	1,446,109
		46,151,760
Media - 1.2%
Charter Communications, Inc., Class A*	11,759	7,213,206
Comcast Corp., Class A	367,855	19,393,316
Discovery, Inc., Class A*	12,920	685,148
Discovery, Inc., Class C*	23,771	1,069,695
DISH Network Corp., Class A*	19,926	627,868
Fox Corp., Class A	27,191	905,732
Fox Corp., Class B	12,462	397,912
Interpublic Group of Cos., Inc. (The)	31,425	820,821
News Corp., Class A	31,501	738,698
News Corp., Class B	9,811	224,868
Omnicom Group, Inc.	17,317	1,190,197
ViacomCBS, Inc.(b)	45,519	2,935,520
		36,202,981
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.*	117,056	3,969,369

Ultra S&P500®

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Newmont Corp.	64,724	3,519,691
Nucor Corp.	24,330	1,455,421
		8,944,481
Multiline Retail - 0.4%
Dollar General Corp.	19,738	3,730,285
Dollar Tree, Inc.*	18,946	1,860,497
Target Corp.	40,343	7,400,520
		12,991,302
Multi-Utilities - 0.6%
Ameren Corp.	19,920	1,399,778
CenterPoint Energy, Inc.	43,895	853,319
CMS Energy Corp.	23,070	1,248,318
Consolidated Edison, Inc.	27,564	1,809,577
Dominion Energy, Inc.	65,726	4,490,400
DTE Energy Co.	15,598	1,836,196
NiSource, Inc.	30,876	666,922
Public Service Enterprise Group, Inc.	40,758	2,194,003
Sempra Energy	23,245	2,695,955
WEC Energy Group, Inc.	25,415	2,049,466
		19,243,934
Oil, Gas & Consumable Fuels - 2.3%
Apache Corp.	30,415	600,088
Cabot Oil & Gas Corp.	32,109	594,337
Chevron Corp.	155,094	15,509,400
ConocoPhillips	109,112	5,674,915
Devon Energy Corp.	47,664	1,026,682
Diamondback Energy, Inc.	12,728	881,796
EOG Resources, Inc.	46,998	3,034,191
Exxon Mobil Corp.	340,656	18,521,467
Hess Corp.	22,020	1,442,970
HollyFrontier Corp.	12,009	454,901
Kinder Morgan, Inc.	156,853	2,305,739
Marathon Oil Corp.	63,598	705,938
Marathon Petroleum Corp.	52,418	2,863,071
Occidental Petroleum Corp.	67,524	1,796,814
ONEOK, Inc.	35,806	1,585,848
Phillips 66	35,192	2,922,696
Pioneer Natural Resources Co.	16,290	2,420,205
Valero Energy Corp.	32,855	2,529,178
Williams Cos., Inc. (The)	97,776	2,233,204
		67,103,440
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	18,254	5,218,088

Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co.	182,062	11,165,862
Catalent, Inc.*	13,270	1,508,932
Eli Lilly and Co.	63,963	13,105,379
Johnson & Johnson	212,095	33,608,574
Merck & Co., Inc.	203,834	14,802,425
Perrigo Co. plc	10,996	443,799
Pfizer, Inc.	447,827	14,997,726
Viatris, Inc.*	97,200	1,443,420
Zoetis, Inc.	38,288	5,943,829
		97,019,946
Professional Services - 0.3%
Equifax, Inc.	9,800	1,586,424
IHS Markit Ltd.	30,025	2,707,054
Nielsen Holdings plc	28,765	644,624
Robert Half International, Inc.	9,181	714,190
Verisk Analytics, Inc.	13,100	2,146,435
		7,798,727
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	27,027	2,047,836

Road & Rail - 0.9%
CSX Corp.	61,619	5,641,219
JB Hunt Transport Services, Inc.	6,727	987,994
Kansas City Southern	7,540	1,601,044
Norfolk Southern Corp.	20,466	5,158,660
Old Dominion Freight Line, Inc.	7,754	1,665,327
Union Pacific Corp.	54,306	11,184,864
		26,239,108
Semiconductors & Semiconductor Equipment - 4.9%
Advanced Micro Devices, Inc.*	96,897	8,188,765
Analog Devices, Inc.	29,769	4,638,606
Applied Materials, Inc.	73,580	8,696,420
Broadcom, Inc.	32,593	15,314,473
Enphase Energy, Inc.*	10,175	1,791,410
Intel Corp.	330,164	20,067,368
KLA Corp.	12,443	3,872,635
Lam Research Corp.	11,603	6,581,106
Maxim Integrated Products, Inc.	21,539	2,006,789
Microchip Technology, Inc.	20,980	3,202,177
Micron Technology, Inc.*	89,684	8,208,777
Monolithic Power Systems, Inc.	3,418	1,280,109
NVIDIA Corp.	49,871	27,358,233
Qorvo, Inc.*	9,188	1,605,419
QUALCOMM, Inc.	91,123	12,410,041
Skyworks Solutions, Inc.	13,384	2,379,943
Teradyne, Inc.(b)	13,382	1,721,059
Texas Instruments, Inc.	73,955	12,740,228
Xilinx, Inc.	19,749	2,573,295
		144,636,853
Software - 7.5%
Adobe, Inc.*	38,654	17,768,084
ANSYS, Inc.*	6,916	2,358,287
Autodesk, Inc.*	17,719	4,890,444
Cadence Design Systems, Inc.*	22,472	3,170,574
Citrix Systems, Inc.	9,919	1,324,980
Fortinet, Inc.*	10,854	1,832,698
Intuit, Inc.	21,164	8,256,923
Microsoft Corp.	609,130	141,549,629
NortonLifeLock, Inc.	47,685	930,334
Oracle Corp.	152,820	9,858,418
Paycom Software, Inc.*	3,949	1,477,874
salesforce.com, Inc.*	73,721	15,960,597
ServiceNow, Inc.*	15,717	8,384,391
Synopsys, Inc.*	12,299	3,015,838
Tyler Technologies, Inc.*	3,249	1,505,652
		222,284,723
Specialty Retail - 1.8%
Advance Auto Parts, Inc.	5,467	876,633
AutoZone, Inc.*	1,874	2,173,690
Best Buy Co., Inc.	18,565	1,862,998
CarMax, Inc.*	13,220	1,579,922
Gap, Inc. (The)*	16,576	413,571
Home Depot, Inc. (The)	86,740	22,408,412
L Brands, Inc.*	18,824	1,028,920
Lowe's Cos., Inc.	59,031	9,430,202
O'Reilly Automotive, Inc.*	5,834	2,609,723
Ross Stores, Inc.	28,684	3,345,702
TJX Cos., Inc. (The)	96,734	6,383,477

Ultra S&P500®

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Tractor Supply Co.	9,385	1,491,840
Ulta Beauty, Inc.*	4,543	1,464,345
		55,069,435
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	1,287,443	156,115,338
Hewlett Packard Enterprise Co.	103,690	1,509,727
HP, Inc.	110,656	3,205,704
NetApp, Inc.	17,995	1,126,487
Seagate Technology plc	18,007	1,318,653
Western Digital Corp.	24,509	1,679,602
Xerox Holdings Corp.	13,430	342,196
		165,297,707
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc.	28,066	496,487
NIKE, Inc., Class B	101,099	13,626,123
PVH Corp.	5,730	572,771
Ralph Lauren Corp.	3,887	455,090
Tapestry, Inc.	22,347	941,703
Under Armour, Inc., Class A*	15,188	332,465
Under Armour, Inc., Class C*(b)	15,677	285,321
VF Corp.	25,766	2,038,864
		18,748,824
Tobacco - 0.6%
Altria Group, Inc.	149,727	6,528,097
Philip Morris International, Inc.	125,465	10,541,570
		17,069,667
Trading Companies & Distributors - 0.2%
Fastenal Co.	46,258	2,144,983
United Rentals, Inc.*(b)	5,808	1,727,183
WW Grainger, Inc.	3,628	1,352,192
		5,224,358
Water Utilities - 0.1%
American Water Works Co., Inc.	14,602	2,071,732

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	46,996	5,638,110

TOTAL COMMON STOCKS (Cost $2,513,088,623)		2,593,077,112

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 2.6%

REPURCHASE AGREEMENTS(d) - 2.6%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $75,864,965
(Cost $75,864,903)	75,864,903	75,864,903

Total Investments - 89.8% (Cost $2,588,953,526)		2,668,942,015
Other assets less liabilities - 10.2%		303,979,128
Net Assets - 100.0%		2,972,921,143

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $408,422,788.
(b)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $12,781,731, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.09% – 6.88%, and maturity dates ranging from March 15, 2021 – May 15, 2050; a total value of $13,213,407.
(c)	Represents less than 0.05% of net assets.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra S&P500®

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Futures Contracts Purchased
Ultra S&P500® had the following open long futures contracts as of February 28, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	636	3/19/2021	USD	$121,132,560	$4,006,809

Swap Agreements
Ultra S&P500® had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
206,209,893	11/8/2021	Bank of America NA	0.42%	S&P 500®	22,248,265
408,040,775	11/8/2021	BNP Paribas SA	0.67%	S&P 500®	52,980,035
314,557,076	12/6/2021	Citibank NA	0.58%	S&P 500®	8,809,971
615,249,189	11/8/2021	Credit Suisse International	0.72%	S&P 500®	97,869,850
145,768,865	11/8/2021	Goldman Sachs International	0.64%	S&P 500®	3,747,349
547,060,376	11/8/2021	Goldman Sachs International	0.54%	SPDR® S&P 500® ETF Trust	23,313,048
176,174,220	11/8/2021	J.P. Morgan Securities	0.49%	S&P 500®	(3,725,118)
41,370,033	11/8/2021	Morgan Stanley & Co. International plc	0.13%	S&P 500®	8,027,934
346,509,758	11/7/2022	Societe Generale	0.47%	S&P 500®	2,690,991
430,701,873	12/6/2021	UBS AG	0.62%	S&P 500®	31,721,361
3,231,642,058					247,683,686
				Total Unrealized Appreciation	251,408,804
				Total Unrealized Depreciation	(3,725,118)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra Semiconductors

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 81.1%

Semiconductors & Semiconductor Equipment - 81.1%
Advanced Micro Devices, Inc.*(b)	106,595	9,008,343
Analog Devices, Inc.	32,746	5,102,482
Applied Materials, Inc.	80,948	9,567,244
Broadcom, Inc.	35,851	16,845,309
Cirrus Logic, Inc.*	5,137	420,104
Cree, Inc.*	9,780	1,109,639
Enphase Energy, Inc.*	11,194	1,970,816
Entegris, Inc.	11,963	1,258,627
Inphi Corp.*	4,620	760,406
Intel Corp.	363,198	22,075,174
KLA Corp.	13,688	4,260,116
Lam Research Corp.	12,767	7,241,315
Marvell Technology Group Ltd.	59,396	2,867,639
Maxim Integrated Products, Inc.	23,689	2,207,104
Microchip Technology, Inc.	23,076	3,522,090
Micron Technology, Inc.*	98,664	9,030,716
MKS Instruments, Inc.(b)	4,883	805,207
Monolithic Power Systems, Inc.	3,754	1,405,948
NVIDIA Corp.	54,862	30,096,196
NXP Semiconductors NV	24,796	4,526,510
ON Semiconductor Corp.*(b)	36,445	1,467,640
Power Integrations, Inc.	5,304	468,714
Qorvo, Inc.*	10,108	1,766,171
QUALCOMM, Inc.	100,238	13,651,413
Semtech Corp.*	5,760	422,266
Silicon Laboratories, Inc.*	3,887	605,361
Skyworks Solutions, Inc.	14,722	2,617,866
SolarEdge Technologies, Inc.*	4,537	1,353,432
Teradyne, Inc.(b)	14,719	1,893,011
Texas Instruments, Inc.	81,355	14,015,026
Universal Display Corp.	3,799	804,210
Xilinx, Inc.	21,725	2,830,768

TOTAL COMMON STOCKS (Cost $143,608,320)		175,976,863

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 2.7%

REPURCHASE AGREEMENTS(c) - 2.7%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $5,880,855
(Cost $5,880,849)	5,880,849	5,880,849

Total Investments - 83.8% (Cost $149,489,169)		181,857,712
Other assets less liabilities - 16.2%		35,123,395
Net Assets - 100.0%		216,981,107

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $7,834,107.
(b)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $3,375,474, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 6.88%, and maturity dates ranging from March 15, 2021 – May 15, 2050; a total value of $3,325,063. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Semiconductors

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Swap Agreements
Ultra Semiconductors had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
25,963,577	12/6/2021	Bank of America NA	0.42%	Dow Jones U.S. SemiconductorsSM Index[c]	7,792,079
5,181,906	11/8/2021	Credit Suisse International	0.67%	Dow Jones U.S. SemiconductorsSM Index[c]	3,656,717
34,239,763	12/15/2021	J.P. Morgan Securities	0.54%	Dow Jones U.S. SemiconductorsSM Index[c]	4,946,762
49,055,824	11/7/2022	Morgan Stanley & Co. International plc	0.52%	Dow Jones U.S. SemiconductorsSM Index[c]	3,457,382
72,796,654	11/22/2021	Societe Generale	0.72%	Dow Jones U.S. SemiconductorsSM Index[c]	6,091,796
71,161,685	12/15/2021	UBS AG	0.47%	Dow Jones U.S. SemiconductorsSM Index[c]	6,101,446
258,399,409					32,046,182
				Total Unrealized Appreciation	32,046,182

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra SmallCap600

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 62.2%

Aerospace & Defense - 0.9%
AAR Corp.	735	29,238
Aerojet Rocketdyne Holdings, Inc.*	1,592	81,622
AeroVironment, Inc.*	486	53,499
Cubic Corp.	698	48,476
Kaman Corp.	613	29,829
Moog, Inc., Class A	650	50,479
National Presto Industries, Inc.	115	11,768
Park Aerospace Corp.	415	5,764
Triumph Group, Inc.*	1,154	16,814
		327,489
Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc.*	579	31,920
Echo Global Logistics, Inc.*	589	16,410
Forward Air Corp.	609	52,234
Hub Group, Inc., Class A*	742	42,724
		143,288
Airlines - 0.5%
Allegiant Travel Co.*	290	73,135
Hawaiian Holdings, Inc.*	1,020	27,357
SkyWest, Inc.	1,111	62,627
		163,119
Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc.*	2,509	24,513
Cooper Tire & Rubber Co.	1,117	63,937
Cooper-Standard Holdings, Inc.*	374	13,397
Dorman Products, Inc.*	637	63,515
Gentherm, Inc.*	724	51,252
LCI Industries	558	78,645
Motorcar Parts of America, Inc.*	422	8,980
Patrick Industries, Inc.	486	38,360
Standard Motor Products, Inc.	449	18,862
		361,461
Automobiles - 0.2%
Winnebago Industries, Inc.	748	52,061

Banks - 6.0%
Allegiance Bancshares, Inc.	417	15,700
Ameris Bancorp	1,539	73,318
Banc of California, Inc.	983	18,244
BancFirst Corp.	413	26,382
BankUnited, Inc.	2,046	82,229
Banner Corp.	780	40,388
Berkshire Hills Bancorp, Inc.	1,126	22,700
Boston Private Financial Holdings, Inc.	1,822	25,071
Brookline Bancorp, Inc.	1,751	24,917
Cadence Bancorp	2,797	57,394
Central Pacific Financial Corp.	624	14,121
City Holding Co.	350	26,324
Columbia Banking System, Inc.	1,588	70,333
Community Bank System, Inc.	1,187	84,503
Customers Bancorp, Inc.*	645	17,273
CVB Financial Corp.	2,824	60,462
Dime Community Bancshares, Inc.	774	22,763
Eagle Bancorp, Inc.	714	34,907
FB Financial Corp.	690	29,263
First Bancorp/NC	634	25,531
First Bancorp/PR	4,834	50,709
First Commonwealth Financial Corp.	2,129	28,550
First Financial Bancorp	2,173	48,740
First Hawaiian, Inc.	2,899	80,853
First Midwest Bancorp, Inc.	2,533	50,103
Great Western Bancorp, Inc.	1,219	32,706
Hanmi Financial Corp.	682	11,676
Heritage Financial Corp.	795	20,583
Hilltop Holdings, Inc.	1,438	47,512
Hope Bancorp, Inc.	2,730	35,927
Independent Bank Corp.	730	62,422
Independent Bank Group, Inc.	814	56,728
Investors Bancorp, Inc.	5,024	67,020
National Bank Holdings Corp., Class A	679	26,311
NBT Bancorp, Inc.	966	34,998
OFG Bancorp	1,137	21,955
Old National Bancorp	3,669	66,519
Pacific Premier Bancorp, Inc.	2,095	84,429
Park National Corp.(b)	314	38,936
Preferred Bank	300	17,385
Renasant Corp.(b)	1,245	48,904
S&T Bancorp, Inc.	871	25,154
Seacoast Banking Corp. of Florida*	1,222	43,931
ServisFirst Bancshares, Inc.	1,039	51,493
Simmons First National Corp., Class A	2,410	70,565
Southside Bancshares, Inc.	696	24,068
Tompkins Financial Corp.	268	20,724
Triumph Bancorp, Inc.*	501	38,427
United Community Banks, Inc.	1,919	63,442
Veritex Holdings, Inc.	1,101	32,017
Westamerica Bancorp	595	35,765
		2,110,375
Beverages - 0.3%
Celsius Holdings, Inc.*(b)	587	34,944
Coca-Cola Consolidated, Inc.	103	26,436
MGP Ingredients, Inc.	292	18,653
National Beverage Corp.(b)	516	24,593
		104,626
Biotechnology - 0.8%
Anika Therapeutics, Inc.*	315	11,560
Coherus Biosciences, Inc.*	1,404	22,801
Cytokinetics, Inc.*	1,568	29,369
Eagle Pharmaceuticals, Inc.*	257	11,436
Enanta Pharmaceuticals, Inc.*	396	19,531
Myriad Genetics, Inc.*	1,666	50,796
REGENXBIO, Inc.*	757	30,969
Spectrum Pharmaceuticals, Inc.*	3,232	11,086
Vanda Pharmaceuticals, Inc.*	1,211	22,585
Xencor, Inc.*	1,273	62,721
		272,854
Building Products - 1.2%
AAON, Inc.	903	69,621
American Woodmark Corp.*	376	35,122
Apogee Enterprises, Inc.	584	21,842
Gibraltar Industries, Inc.*	720	62,892
Griffon Corp.	995	24,477
Insteel Industries, Inc.	428	13,217
PGT Innovations, Inc.*	1,306	30,808
Quanex Building Products Corp.	727	17,688
Resideo Technologies, Inc.*	3,112	74,750

Ultra SmallCap600

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
UFP Industries, Inc.	1,355	82,655
		433,072
Capital Markets - 0.6%
Blucora, Inc.*	1,065	17,253
Brightsphere Investment Group, Inc.	1,327	24,019
Donnelley Financial Solutions, Inc.*	658	17,101
Greenhill & Co., Inc.	315	4,753
Piper Sandler Cos.	305	32,428
StoneX Group, Inc.*	360	20,768
Virtus Investment Partners, Inc.	159	39,893
Waddell & Reed Financial, Inc., Class A	1,385	34,750
WisdomTree Investments, Inc.	2,472	13,102
		204,067
Chemicals - 1.8%
AdvanSix, Inc.*	621	17,264
American Vanguard Corp.	590	11,517
Balchem Corp.	717	85,581
Ferro Corp.*(b)	1,823	28,931
FutureFuel Corp.	572	8,397
GCP Applied Technologies, Inc.*	1,068	26,476
Hawkins, Inc.	210	13,146
HB Fuller Co.	1,146	64,256
Innospec, Inc.	544	54,645
Koppers Holdings, Inc.*	467	15,603
Kraton Corp.*	706	26,256
Livent Corp.*	3,242	60,366
Quaker Chemical Corp.	292	82,455
Rayonier Advanced Materials, Inc.*	1,403	12,978
Stepan Co.	473	57,086
Tredegar Corp.	572	8,717
Trinseo SA	847	54,809
		628,483
Commercial Services & Supplies - 1.3%
ABM Industries, Inc.	1,477	63,777
Brady Corp., Class A	1,074	56,288
CoreCivic, Inc., REIT	2,650	19,027
Deluxe Corp.	928	36,684
Harsco Corp.*	1,748	28,597
HNI Corp.	945	33,632
Interface, Inc.	1,300	16,146
Matthews International Corp., Class A	704	25,133
Pitney Bowes, Inc.	3,834	32,512
Team, Inc.*	681	7,552
UniFirst Corp.	337	81,652
US Ecology, Inc.*	698	26,671
Viad Corp.	452	18,912
		446,583
Communications Equipment - 0.7%
ADTRAN, Inc.	1,062	17,884
Applied Optoelectronics, Inc.*(b)	468	4,364
CalAmp Corp.*	774	8,646
Comtech Telecommunications Corp.	555	14,919
Digi International, Inc.*	648	15,137
Extreme Networks, Inc.*	2,725	24,988
Harmonic, Inc.*	2,165	16,768
NETGEAR, Inc.*	671	26,840
Plantronics, Inc.*	831	33,647
Viavi Solutions, Inc.*	5,072	82,090
		245,283
Construction & Engineering - 0.6%
Aegion Corp.*	682	17,630
Arcosa, Inc.	1,069	60,644
Comfort Systems USA, Inc.	806	49,924
Granite Construction, Inc.	1,035	35,583
Matrix Service Co.*	586	7,952
MYR Group, Inc.*	371	21,871
		193,604
Construction Materials - 0.1%
US Concrete, Inc.*	351	18,063

Consumer Finance - 0.5%
Encore Capital Group, Inc.*	694	23,194
Enova International, Inc.*	790	24,253
EZCORP, Inc., Class A*	1,154	5,539
Green Dot Corp., Class A*	1,185	56,003
PRA Group, Inc.*	1,010	37,229
World Acceptance Corp.*	88	11,136
		157,354
Containers & Packaging - 0.1%
Myers Industries, Inc.	794	17,579

Distributors - 0.1%
Core-Mark Holding Co., Inc.	997	32,482

Diversified Consumer Services - 0.1%
American Public Education, Inc.*	331	9,745
Perdoceo Education Corp.*	1,535	19,755
Regis Corp.*	537	6,310
		35,810
Diversified Telecommunication Services - 0.5%
ATN International, Inc.	243	11,829
Cincinnati Bell, Inc.*	1,123	17,159
Cogent Communications Holdings, Inc.	931	55,720
Consolidated Communications Holdings, Inc.*	1,621	8,527
Vonage Holdings Corp.*	5,171	68,361
		161,596
Electrical Equipment - 0.3%
AZZ, Inc.	578	29,530
Encore Wire Corp.	457	29,947
Powell Industries, Inc.	196	6,102
Vicor Corp.*	468	46,093
		111,672
Electronic Equipment, Instruments & Components - 2.3%
Arlo Technologies, Inc.*	1,751	12,187
Badger Meter, Inc.	645	70,041
Bel Fuse, Inc., Class B	226	4,011
Benchmark Electronics, Inc.	808	22,947
CTS Corp.	715	23,002
Daktronics, Inc.	817	4,420
ePlus, Inc.*	299	28,273
Fabrinet*	823	72,696
FARO Technologies, Inc.*	395	36,917
Insight Enterprises, Inc.*	777	64,949
Itron, Inc.*	895	104,930
Knowles Corp.*	2,034	42,287
Methode Electronics, Inc.	831	32,351
MTS Systems Corp.	427	24,920
OSI Systems, Inc.*	369	34,915

Ultra SmallCap600

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
PC Connection, Inc.	244	11,226
Plexus Corp.*	638	53,579
Rogers Corp.*	415	75,314
Sanmina Corp.*	1,444	51,435
ScanSource, Inc.*	562	15,983
TTM Technologies, Inc.*	2,199	31,050
		817,433
Energy Equipment & Services - 1.0%
Archrock, Inc.	2,846	29,342
Bristow Group, Inc.*	513	13,656
Core Laboratories NV	986	35,043
DMC Global, Inc.	327	20,598
Dril-Quip, Inc.*	777	26,387
Exterran Corp.*	550	3,009
Helix Energy Solutions Group, Inc.*	3,127	15,322
Helmerich & Payne, Inc.	2,384	68,492
Nabors Industries Ltd.(b)	142	15,764
Oceaneering International, Inc.*	2,200	25,960
Oil States International, Inc.*	1,352	9,910
Patterson-UTI Energy, Inc.	4,153	30,732
ProPetro Holding Corp.*	1,788	20,508
RPC, Inc.*(b)	1,286	8,166
US Silica Holdings, Inc.	1,638	21,802
		344,691
Entertainment - 0.1%
Glu Mobile, Inc.*	3,280	40,935
Marcus Corp. (The)*	513	10,075
		51,010
Equity Real Estate Investment Trusts (REITs) - 4.4%
Acadia Realty Trust	1,915	36,213
Agree Realty Corp.	1,293	83,476
Alexander & Baldwin, Inc.	1,603	28,004
American Assets Trust, Inc.	1,108	34,437
Armada Hoffler Properties, Inc.	1,284	16,577
Brandywine Realty Trust	3,778	46,205
CareTrust REIT, Inc.	2,121	47,044
Centerspace REIT	287	19,697
Chatham Lodging Trust*	1,040	14,487
Community Healthcare Trust, Inc.	488	21,389
DiamondRock Hospitality Co.*	4,419	44,720
Diversified Healthcare Trust	5,278	23,751
Easterly Government Properties, Inc.	1,799	39,542
Essential Properties Realty Trust, Inc.	2,321	53,847
Four Corners Property Trust, Inc.	1,629	44,130
Franklin Street Properties Corp.	2,145	10,639
GEO Group, Inc. (The)(b)	2,687	19,346
Getty Realty Corp.	796	22,272
Global Net Lease, Inc.	1,983	36,844
Hersha Hospitality Trust*	809	8,996
Independence Realty Trust, Inc.	2,101	29,498
Industrial Logistics Properties Trust	1,446	30,756
Innovative Industrial Properties, Inc.	491	95,745
iStar, Inc.	1,639	29,043
Kite Realty Group Trust	1,865	35,752
Lexington Realty Trust	6,146	65,885
LTC Properties, Inc.	869	35,551
Mack-Cali Realty Corp.	1,909	26,669
National Storage Affiliates Trust	1,379	53,161
NexPoint Residential Trust, Inc.	491	20,151
Office Properties Income Trust	1,070	27,060
Retail Opportunity Investments Corp.	2,617	41,375
Retail Properties of America, Inc., Class A	4,746	49,975
RPT Realty	1,795	19,691
Safehold, Inc.	317	24,171
Saul Centers, Inc.	285	10,095
SITE Centers Corp.	3,338	44,529
Summit Hotel Properties, Inc.*	2,341	24,229
Tanger Factory Outlet Centers, Inc.(b)	2,070	32,582
Uniti Group, Inc.	5,155	61,396
Universal Health Realty Income Trust	284	17,594
Urstadt Biddle Properties, Inc., Class A	666	10,736
Washington REIT	1,825	41,099
Whitestone REIT	882	8,247
Xenia Hotels & Resorts, Inc.	2,519	50,304
		1,536,910
Food & Staples Retailing - 0.4%
Andersons, Inc. (The)	679	17,749
Chefs' Warehouse, Inc. (The)*	719	22,390
PriceSmart, Inc.	516	49,768
SpartanNash Co.	794	14,475
United Natural Foods, Inc.*	1,240	32,798
		137,180
Food Products - 0.7%
B&G Foods, Inc.(b)	1,423	43,160
Calavo Growers, Inc.	368	27,692
Cal-Maine Foods, Inc.*	828	31,547
Fresh Del Monte Produce, Inc.(b)	671	17,271
J & J Snack Foods Corp.	332	52,708
John B Sanfilippo & Son, Inc.	195	16,860
Seneca Foods Corp., Class A*	148	8,060
Simply Good Foods Co. (The)*	1,865	54,402
		251,700
Gas Utilities - 0.4%
Chesapeake Utilities Corp.	387	40,918
Northwest Natural Holding Co.	678	32,537
South Jersey Industries, Inc.	2,228	55,945
		129,400
Health Care Equipment & Supplies - 1.9%
AngioDynamics, Inc.*	841	17,619
Cardiovascular Systems, Inc.*	890	36,757
CONMED Corp.	634	78,020
CryoLife, Inc.*	861	21,740
Cutera, Inc.*	391	13,810
Glaukos Corp.*	996	94,182
Heska Corp.*	197	37,115
Inogen, Inc.*	407	21,364
Integer Holdings Corp.*	728	64,202
Invacare Corp.	762	6,934
Lantheus Holdings, Inc.*	1,481	27,665
LeMaitre Vascular, Inc.	374	19,220
Meridian Bioscience, Inc.*	954	20,110
Merit Medical Systems, Inc.*	1,085	60,456
Mesa Laboratories, Inc.	108	29,366
Natus Medical, Inc.*	750	19,433
OraSure Technologies, Inc.*	1,589	16,843
Orthofix Medical, Inc.*	428	19,906
Surmodics, Inc.*	303	15,802

Ultra SmallCap600

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Tactile Systems Technology, Inc.*	430	21,853
Varex Imaging Corp.*	868	19,903
Zynex, Inc.*(b)	431	6,258
		668,558
Health Care Providers & Services - 2.3%
Addus HomeCare Corp.*	333	35,821
AMN Healthcare Services, Inc.*	1,042	75,931
Community Health Systems, Inc.*	2,491	21,323
CorVel Corp.*	202	20,503
Covetrus, Inc.*	2,195	81,566
Cross Country Healthcare, Inc.*	774	8,599
Ensign Group, Inc. (The)	1,130	92,683
Fulgent Genetics, Inc.*	290	29,365
Hanger, Inc.*	844	18,551
Magellan Health, Inc.*	505	47,127
MEDNAX, Inc.*	1,896	46,319
ModivCare, Inc.*	273	35,015
Owens & Minor, Inc.	1,628	55,368
Pennant Group, Inc. (The)*	562	29,662
R1 RCM, Inc.*	2,584	71,422
RadNet, Inc.*	949	17,500
Select Medical Holdings Corp.*	2,388	75,580
Tivity Health, Inc.*	830	19,754
US Physical Therapy, Inc.	285	33,413
		815,502
Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc.*	3,499	53,990
Computer Programs and Systems, Inc.	280	8,806
HealthStream, Inc.*	561	13,071
HMS Holdings Corp.*	1,961	72,135
NextGen Healthcare, Inc.*	1,227	22,945
Omnicell, Inc.*	937	118,905
Simulations Plus, Inc.	336	24,098
Tabula Rasa HealthCare, Inc.*(b)	480	19,464
		333,414
Hotels, Restaurants & Leisure - 1.2%
BJ's Restaurants, Inc.*	494	27,432
Bloomin' Brands, Inc.*	1,765	43,843
Brinker International, Inc.	1,003	68,796
Cheesecake Factory, Inc. (The)	929	51,048
Chuy's Holdings, Inc.*	436	17,876
Dave & Buster's Entertainment, Inc.*	1,051	42,681
Dine Brands Global, Inc.	364	28,796
El Pollo Loco Holdings, Inc.*	420	7,699
Fiesta Restaurant Group, Inc.*	385	5,875
Monarch Casino & Resort, Inc.*	283	19,148
Red Robin Gourmet Burgers, Inc.*	344	10,557
Ruth's Hospitality Group, Inc.	706	16,100
Shake Shack, Inc., Class A*	790	93,599
		433,450
Household Durables - 1.5%
Cavco Industries, Inc.*	189	39,862
Century Communities, Inc.*	643	35,577
Ethan Allen Interiors, Inc.	483	12,375
Installed Building Products, Inc.*	502	54,899
iRobot Corp.*	623	77,321
La-Z-Boy, Inc.	1,022	43,547
LGI Homes, Inc.*(b)	489	53,423
M/I Homes, Inc.*	637	31,786
MDC Holdings, Inc.	1,135	64,207
Meritage Homes Corp.*	833	70,230
Tupperware Brands Corp.*	1,090	33,321
Universal Electronics, Inc.*	305	17,748
		534,296
Household Products - 0.4%
Central Garden & Pet Co.*	216	9,850
Central Garden & Pet Co., Class A*	863	35,823
WD-40 Co.	303	94,460
		140,133
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	796	31,203

Insurance - 1.6%
Ambac Financial Group, Inc.*	1,015	17,204
American Equity Investment Life Holding Co.	2,038	56,310
AMERISAFE, Inc.	428	25,047
Assured Guaranty Ltd.	1,788	79,065
eHealth, Inc.*	574	34,107
Employers Holdings, Inc.	643	21,406
HCI Group, Inc.	136	7,870
Horace Mann Educators Corp.	917	35,341
James River Group Holdings Ltd.	679	31,173
Palomar Holdings, Inc.*	480	40,862
ProAssurance Corp.	1,194	29,552
Safety Insurance Group, Inc.	313	24,752
Stewart Information Services Corp.	592	27,942
Third Point Reinsurance Ltd.*	1,820	18,582
Trupanion, Inc.*	725	70,151
United Fire Group, Inc.	477	14,048
United Insurance Holdings Corp.	458	2,849
Universal Insurance Holdings, Inc.	632	9,411
		545,672
Interactive Media & Services - 0.1%
QuinStreet, Inc.*	1,078	25,753

Internet & Direct Marketing Retail - 0.4%
Liquidity Services, Inc.*	581	9,069
PetMed Express, Inc.	449	15,585
Shutterstock, Inc.	489	43,144
Stamps.com, Inc.*	404	73,500
		141,298
IT Services - 1.2%
Cardtronics plc, Class A*	788	30,378
Contra BmTechnologies*	86	1,080
CSG Systems International, Inc.	730	33,690
EVERTEC, Inc.	1,322	51,426
ExlService Holdings, Inc.*	749	63,380
ManTech International Corp., Class A	602	47,052
NIC, Inc.	1,486	51,579
Perficient, Inc.*	731	40,709
Sykes Enterprises, Inc.*	876	35,793
TTEC Holdings, Inc.	404	33,993
Unisys Corp.*	1,396	34,272
		423,352
Leisure Products - 0.4%
Callaway Golf Co.	2,086	58,304
Sturm Ruger & Co., Inc.(b)	388	26,461
Vista Outdoor, Inc.*	1,290	40,777
		125,542
Life Sciences Tools & Services - 0.4%
Luminex Corp.	958	31,154

Ultra SmallCap600

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
NeoGenomics, Inc.*	2,459	125,335
		156,489
Machinery - 3.6%
Alamo Group, Inc.	218	33,273
Albany International Corp., Class A	680	53,754
Astec Industries, Inc.	501	34,028
Barnes Group, Inc.	1,031	53,973
Chart Industries, Inc.*	782	111,896
CIRCOR International, Inc.*	443	15,775
Enerpac Tool Group Corp.	1,325	32,727
EnPro Industries, Inc.	455	36,555
ESCO Technologies, Inc.	577	60,971
Federal Signal Corp.	1,343	48,899
Franklin Electric Co., Inc.	849	63,726
Greenbrier Cos., Inc. (The)	727	34,205
Hillenbrand, Inc.	1,656	76,938
John Bean Technologies Corp.	703	103,742
Lindsay Corp.	241	38,620
Lydall, Inc.*	373	12,992
Meritor, Inc.*	1,602	48,653
Mueller Industries, Inc.	1,264	51,369
Proto Labs, Inc.*	593	86,388
SPX Corp.*	992	55,145
SPX FLOW, Inc.*	935	57,559
Standex International Corp.	274	26,868
Tennant Co.	409	31,166
Titan International, Inc.	1,117	9,238
Wabash National Corp.	1,173	19,448
Watts Water Technologies, Inc., Class A	608	69,367
		1,267,275
Marine - 0.2%
Matson, Inc.	955	66,153
SEACOR Holdings, Inc.*	424	18,024
		84,177
Media - 0.5%
AMC Networks, Inc., Class A*	660	43,289
EW Scripps Co. (The), Class A	1,265	23,807
Gannett Co., Inc.*	2,903	14,370
Meredith Corp.*	897	22,228
Scholastic Corp.	663	19,094
TechTarget, Inc.*	523	43,739
		166,527
Metals & Mining - 0.8%
Allegheny Technologies, Inc.*	2,809	55,225
Arconic Corp.*	2,152	47,172
Carpenter Technology Corp.	1,064	43,262
Century Aluminum Co.*	1,110	15,240
Haynes International, Inc.	280	7,820
Kaiser Aluminum Corp.	350	39,935
Materion Corp.	450	30,816
Olympic Steel, Inc.	201	3,586
SunCoke Energy, Inc.	1,833	11,713
TimkenSteel Corp.*	840	6,787
Warrior Met Coal, Inc.	1,134	21,739
		283,295
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Apollo Commercial Real Estate Finance, Inc.	2,859	37,996
ARMOUR Residential REIT, Inc.(b)	1,434	17,309
Capstead Mortgage Corp.	2,141	12,268
Granite Point Mortgage Trust, Inc.	1,225	13,671
Invesco Mortgage Capital, Inc.(b)	4,018	15,630
KKR Real Estate Finance Trust, Inc.	602	11,095
New York Mortgage Trust, Inc.	8,378	34,936
PennyMac Mortgage Investment Trust	2,188	41,506
Ready Capital Corp.	905	11,874
Redwood Trust, Inc.	2,479	24,393
		220,678
Multiline Retail - 0.4%
Big Lots, Inc.	792	50,324
Macy's, Inc.	6,873	104,538
		154,862
Multi-Utilities - 0.2%
Avista Corp.	1,524	61,280

Oil, Gas & Consumable Fuels - 1.5%
Bonanza Creek Energy, Inc.*	411	13,123
Callon Petroleum Co.*(b)	882	22,553
CONSOL Energy, Inc.*	662	7,156
Dorian LPG Ltd.*	745	9,275
Green Plains, Inc.*	914	23,142
Laredo Petroleum, Inc.*	199	6,485
Matador Resources Co.*	2,433	50,825
Par Pacific Holdings, Inc.*	885	15,638
PBF Energy, Inc., Class A*	2,129	30,232
PDC Energy, Inc.*	2,207	77,135
Penn Virginia Corp.*	338	4,948
QEP Resources, Inc.	5,365	18,456
Range Resources Corp.*	5,678	54,736
Renewable Energy Group, Inc.*	871	67,738
REX American Resources Corp.*	117	11,006
SM Energy Co.	2,360	32,710
Southwestern Energy Co.*	14,306	57,939
Talos Energy, Inc.*	518	5,486
		508,583
Paper & Forest Products - 0.3%
Clearwater Paper Corp.*	367	12,848
Glatfelter Corp.	983	15,777
Mercer International, Inc.	875	13,449
Neenah, Inc.	372	20,579
Schweitzer-Mauduit International, Inc.	694	32,410
		95,063
Personal Products - 0.4%
elf Beauty, Inc.*	848	21,751
Inter Parfums, Inc.	391	28,610
Medifast, Inc.	261	66,030
USANA Health Sciences, Inc.*	266	25,818
		142,209
Pharmaceuticals - 0.9%
Amphastar Pharmaceuticals, Inc.*	810	14,199
ANI Pharmaceuticals, Inc.*	213	6,198
Collegium Pharmaceutical, Inc.*	769	18,141
Corcept Therapeutics, Inc.*	2,316	58,247
Endo International plc*	5,101	40,451
Innoviva, Inc.*	1,392	15,911
Lannett Co., Inc.*	757	4,588
Pacira BioSciences, Inc.*(b)	962	70,707
Phibro Animal Health Corp., Class A	449	9,685
Prestige Consumer Healthcare, Inc.*	1,108	46,215

Ultra SmallCap600

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Supernus Pharmaceuticals, Inc.*	1,167	31,357
		315,699
Professional Services - 0.7%
Exponent, Inc.	1,144	110,362
Forrester Research, Inc.*(b)	244	11,024
Heidrick & Struggles International, Inc.	429	15,397
Kelly Services, Inc., Class A*	739	15,386
Korn Ferry	1,202	73,983
Resources Connection, Inc.	675	8,613
TrueBlue, Inc.*	786	16,372
		251,137
Real Estate Management & Development - 0.3%
Marcus & Millichap, Inc.*	532	20,147
RE/MAX Holdings, Inc., Class A	411	17,147
Realogy Holdings Corp.*	2,561	38,620
St Joe Co. (The)(b)	691	34,778
		110,692
Road & Rail - 0.5%
ArcBest Corp.	563	33,211
Heartland Express, Inc.	1,092	19,875
Marten Transport Ltd.	1,301	21,050
Saia, Inc.*	581	116,508
		190,644
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Energy Industries, Inc.	848	88,574
Axcelis Technologies, Inc.*	742	27,358
CEVA, Inc.*	494	30,248
Cohu, Inc.*	932	40,495
Diodes, Inc.*	934	73,338
DSP Group, Inc.*	486	7,567
FormFactor, Inc.*	1,714	77,764
Ichor Holdings Ltd.*	514	21,979
Kulicke & Soffa Industries, Inc.	1,375	68,557
MaxLinear, Inc.*	1,495	59,456
Onto Innovation, Inc.*	1,082	67,582
PDF Solutions, Inc.*	649	11,916
Photronics, Inc.*	1,452	17,293
Power Integrations, Inc.	1,327	117,267
Rambus, Inc.*	2,523	52,932
SMART Global Holdings, Inc.*	308	14,380
Ultra Clean Holdings, Inc.*	899	41,696
Veeco Instruments, Inc.*	1,099	23,628
		842,030
Software - 1.8%
8x8, Inc.*	2,357	80,633
Agilysys, Inc.*	449	26,756
Alarm.com Holdings, Inc.*	990	87,001
Bottomline Technologies DE, Inc.*	869	39,001
Ebix, Inc.	521	12,702
LivePerson, Inc.*	1,378	90,424
MicroStrategy, Inc., Class A*	161	120,816
OneSpan, Inc.*	756	17,660
Progress Software Corp.	999	42,497
SPS Commerce, Inc.*	782	78,771
Xperi Holding Corp.	2,348	49,543
		645,804
Specialty Retail - 3.0%
Aaron's Co., Inc. (The)*	744	16,338
Abercrombie & Fitch Co., Class A	1,383	37,853
America's Car-Mart, Inc.*	136	18,360
Asbury Automotive Group, Inc.*	427	72,355
Barnes & Noble Education, Inc.*	668	4,322
Bed Bath & Beyond, Inc.	2,788	74,886
Boot Barn Holdings, Inc.*	639	38,608
Buckle, Inc. (The)	635	24,409
Caleres, Inc.	840	13,322
Cato Corp. (The), Class A	436	5,380
Chico's FAS, Inc.	2,656	7,145
Children's Place, Inc. (The)*	323	22,368
Conn's, Inc.*	426	6,045
Designer Brands, Inc., Class A	1,304	16,287
GameStop Corp., Class A*	1,212	123,309
Genesco, Inc.*	316	14,201
Group 1 Automotive, Inc.	381	58,080
Guess?, Inc.	830	20,924
Haverty Furniture Cos., Inc.	370	13,383
Hibbett Sports, Inc.*	368	23,648
Lumber Liquidators Holdings, Inc.*	640	15,853
MarineMax, Inc.*	489	21,834
Michaels Cos., Inc. (The)*	1,635	24,525
Monro, Inc.	739	45,810
ODP Corp. (The)*	1,167	44,661
Rent-A-Center, Inc.	1,080	62,381
Sally Beauty Holdings, Inc.*	2,499	40,234
Shoe Carnival, Inc.	191	9,351
Signet Jewelers Ltd.*	1,159	57,695
Sleep Number Corp.*	615	84,335
Sonic Automotive, Inc., Class A	525	24,208
Zumiez, Inc.*	463	20,872
		1,062,982
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp.*	2,750	98,560
Diebold Nixdorf, Inc.*	1,721	24,989
		123,549
Textiles, Apparel & Luxury Goods - 1.1%
Crocs, Inc.*	1,495	114,696
Fossil Group, Inc.*	1,038	15,715
G-III Apparel Group Ltd.*	964	27,754
Kontoor Brands, Inc.(b)	1,038	43,855
Movado Group, Inc.	367	8,368
Oxford Industries, Inc.	374	28,514
Steven Madden Ltd.	1,714	63,401
Unifi, Inc.*	331	8,252
Vera Bradley, Inc.*	488	4,631
Wolverine World Wide, Inc.	1,818	63,539
		378,725
Thrifts & Mortgage Finance - 1.5%
Axos Financial, Inc.*	1,138	52,655
Capitol Federal Financial, Inc.	2,859	38,053
Flagstar Bancorp, Inc.	1,048	45,473
HomeStreet, Inc.	483	20,750
Meta Financial Group, Inc.	741	32,819
Mr Cooper Group, Inc.*	1,590	50,006
NMI Holdings, Inc., Class A*	1,882	43,023
Northfield Bancorp, Inc.	1,060	14,511
Northwest Bancshares, Inc.	2,831	39,974
Provident Financial Services, Inc.	1,619	32,752
TrustCo Bank Corp.	2,139	14,716
Walker & Dunlop, Inc.	643	64,081
WSFS Financial Corp.	1,121	59,570
		508,383
Tobacco - 0.2%
Universal Corp.	543	27,595
Vector Group Ltd.	2,823	38,534
		66,129

Ultra SmallCap600

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Trading Companies & Distributors - 0.6%
Applied Industrial Technologies, Inc.	859	73,333
Boise Cascade Co.	868	43,348
DXP Enterprises, Inc.*	363	10,905
GMS, Inc.*	945	34,587
NOW, Inc.*	2,423	25,756
Veritiv Corp.*	275	6,539
		194,468
Water Utilities - 0.3%
American States Water Co.	817	59,682
California Water Service Group	1,104	60,665
		120,347
Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.	1,104	48,963
Spok Holdings, Inc.	389	4,170
		53,133
TOTAL COMMON STOCKS (Cost $19,176,443)		21,711,578

SECURITIES LENDING REINVESTMENTS(c) - 0.3%

INVESTMENT COMPANIES - 0.3%

BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $112,951)	112,951	112,951

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 9.6%

REPURCHASE AGREEMENTS(d) - 9.6%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $3,366,312
(Cost $3,366,307)	3,366,307	3,366,307

Total Investments - 72.1% (Cost $22,655,701)		25,190,836
Other assets less liabilities - 27.9%		9,738,900
Net Assets - 100.0%		34,929,736

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $612,740.
(b)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $395,890, collateralized in the form of cash with a value of $112,951 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $303,942 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from March 11, 2021 – August 15, 2050; a total value of $416,893.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2021. The total value of securities purchased was $112,951.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra SmallCap600

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Swap Agreements

Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
12,486,417	12/6/2021	Bank of America NA	0.39%	S&P SmallCap 600®	2,190,578
11,591,425	11/7/2022	Citibank NA	0.44%	S&P SmallCap 600®	192,642
2,777,032	11/8/2021	Credit Suisse International	0.67%	S&P SmallCap 600®	442,256
3,583,804	11/7/2022	Morgan Stanley & Co. International plc	(0.08)%	S&P SmallCap 600®	333,499
7,429,712	11/22/2021	Societe Generale	0.52%	S&P SmallCap 600®	2,634,835
10,284,737	12/6/2021	UBS AG	0.42%	S&P SmallCap 600®	2,976,695
48,153,127					8,770,505
				Total Unrealized Appreciation	8,770,505

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Technology Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 74.5%

Communications Equipment - 2.0%
Arista Networks, Inc.*	2,700	755,568
Ciena Corp.*	7,649	399,048
Cisco Systems, Inc.	209,450	9,398,022
EchoStar Corp., Class A*	2,501	56,773
F5 Networks, Inc.*	3,054	580,199
Juniper Networks, Inc.	16,344	380,488
Lumentum Holdings, Inc.*	3,742	336,780
Motorola Solutions, Inc.	8,403	1,474,558
Ubiquiti, Inc.	373	118,957
Viavi Solutions, Inc.*	11,351	183,716
		13,684,109
Diversified Telecommunication Services - 0.2%
Liberty Global plc, Class A*	7,010	172,621
Liberty Global plc, Class C*	17,943	436,015
Lumen Technologies, Inc.	48,944	601,522
		1,210,158
Electronic Equipment, Instruments & Components - 0.2%
CDW Corp.	7,088	1,112,036
SYNNEX Corp.	2,044	182,243
		1,294,279
Health Care Technology - 0.4%
Cerner Corp.	15,197	1,050,721
Veeva Systems, Inc., Class A*	6,728	1,884,580
		2,935,301
Household Durables - 0.1%
Garmin Ltd.	7,394	917,004

Interactive Media & Services - 14.5%
Alphabet, Inc., Class A*	14,902	30,130,503
Alphabet, Inc., Class C*	14,389	29,308,378
ANGI Homeservices, Inc., Class A*	3,864	57,747
Bumble, Inc., Class A*	2,496	168,006
Cargurus, Inc.*	4,294	111,429
Facebook, Inc., Class A*	119,164	30,699,030
IAC/InterActiveCorp.*	3,943	965,365
Match Group, Inc.*	12,888	1,969,931
Snap, Inc., Class A*	45,289	2,973,676
Twitter, Inc.*	39,419	3,037,628
Zillow Group, Inc., Class A*	1,801	305,846
Zillow Group, Inc., Class C*(b)	7,318	1,180,613
		100,908,152
Internet & Direct Marketing Retail - 0.6%
Chewy, Inc., Class A*	3,740	379,834
DoorDash, Inc., Class A*(b)	1,703	288,641
eBay, Inc.	32,461	1,831,450
Etsy, Inc.*	6,250	1,376,688
Grubhub, Inc.*	4,598	294,594
		4,171,207
IT Services - 2.7%
Akamai Technologies, Inc.*	8,069	762,521
Amdocs Ltd.	6,593	499,815
Cognizant Technology Solutions Corp., Class A	26,501	1,947,294
DXC Technology Co.	12,611	318,049
EPAM Systems, Inc.*	2,775	1,036,768
Fastly, Inc., Class A*	4,162	306,240
Gartner, Inc.*	4,426	792,431
GoDaddy, Inc., Class A*	8,323	675,162
International Business Machines Corp.(b)	44,168	5,252,900
MongoDB, Inc.*	2,509	968,298
Okta, Inc.*	6,008	1,570,792
Perspecta, Inc.	6,782	198,034
Snowflake, Inc., Class A*(b)	1,608	417,340
Twilio, Inc., Class A*	7,138	2,804,378
VeriSign, Inc.*	4,977	965,687
		18,515,709
Semiconductors & Semiconductor Equipment - 14.2%
Advanced Micro Devices, Inc.*	59,623	5,038,740
Analog Devices, Inc.	18,315	2,853,843
Applied Materials, Inc.	45,270	5,350,461
Broadcom, Inc.	20,045	9,418,544
Cirrus Logic, Inc.*	2,873	234,954
Cree, Inc.*	5,469	620,513
Enphase Energy, Inc.*	6,262	1,102,488
Entegris, Inc.	6,691	703,960
Inphi Corp.*	2,583	425,136
Intel Corp.	203,129	12,346,181
KLA Corp.	7,656	2,382,777
Lam Research Corp.	7,138	4,048,602
Marvell Technology Group Ltd.	33,218	1,603,765
Maxim Integrated Products, Inc.	13,250	1,234,502
Microchip Technology, Inc.	12,906	1,969,843
Micron Technology, Inc.*	55,180	5,050,625
MKS Instruments, Inc.	2,733	450,672
Monolithic Power Systems, Inc.	2,101	786,866
NVIDIA Corp.	30,683	16,832,080
NXP Semiconductors NV	13,867	2,531,421
ON Semiconductor Corp.*(b)	20,384	820,864
Power Integrations, Inc.	2,967	262,194
Qorvo, Inc.*	5,653	987,749
QUALCOMM, Inc.	56,061	7,634,947
Semtech Corp.*	3,222	236,205
Silicon Laboratories, Inc.*	2,172	338,267
Skyworks Solutions, Inc.	8,232	1,463,814
SolarEdge Technologies, Inc.*	2,538	757,111
Teradyne, Inc.	8,231	1,058,589
Texas Instruments, Inc.	45,500	7,838,285
Universal Display Corp.	2,125	449,841
Xilinx, Inc.	12,150	1,583,145
		98,416,984
Software - 24.8%
ACI Worldwide, Inc.*	5,788	221,449
Adobe, Inc.*	23,779	10,930,493
Alteryx, Inc., Class A*	2,679	256,112
Anaplan, Inc.*	7,033	457,075
ANSYS, Inc.*	4,257	1,451,594
Aspen Technology, Inc.*	3,357	505,262
Autodesk, Inc.*	10,899	3,008,124
Avalara, Inc.*	4,192	657,892
Bill.com Holdings, Inc.*	2,923	482,324
Blackbaud, Inc.*	2,457	169,091
Cadence Design Systems, Inc.*	13,826	1,950,710
CDK Global, Inc.	6,032	302,444
Ceridian HCM Holding, Inc.*	6,447	578,038
Citrix Systems, Inc.	6,103	815,239
Cloudflare, Inc., Class A*	8,696	643,243
Coupa Software, Inc.*	3,413	1,181,785
Crowdstrike Holdings, Inc., Class A*	9,333	2,015,928
Datadog, Inc., Class A*	9,591	915,077
DocuSign, Inc.*	9,247	2,095,925

Ultra Technology Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Dropbox, Inc., Class A*	14,561	328,278
Dynatrace, Inc.*	9,089	452,269
Elastic NV*	3,011	404,648
Fair Isaac Corp.*	1,442	659,787
FireEye, Inc.*	11,289	218,103
Five9, Inc.*	3,271	605,920
Fortinet, Inc.*	6,681	1,128,087
Guidewire Software, Inc.*	4,155	461,163
HubSpot, Inc.*	2,138	1,101,070
Intuit, Inc.	13,024	5,081,183
J2 Global, Inc.*(b)	2,124	236,571
Manhattan Associates, Inc.*	3,149	387,170
Microsoft Corp.	374,758	87,086,264
nCino, Inc.*	723	49,439
New Relic, Inc.*	2,599	158,903
NortonLifeLock, Inc.	29,338	572,384
Nuance Communications, Inc.*	14,025	625,515
Nutanix, Inc., Class A*	9,422	285,345
Oracle Corp.	94,023	6,065,424
Palo Alto Networks, Inc.*	4,719	1,690,865
Paycom Software, Inc.*	2,428	908,655
Paylocity Holding Corp.*	1,855	354,657
Pegasystems, Inc.	1,960	259,406
Pluralsight, Inc., Class A*	4,981	102,559
Proofpoint, Inc.*	2,860	345,831
PTC, Inc.*	5,204	712,636
Qualtrics International, Inc., Class A*	2,545	96,710
RealPage, Inc.*	4,392	381,138
RingCentral, Inc., Class A*	3,932	1,486,925
salesforce.com, Inc.*	45,359	9,820,224
ServiceNow, Inc.*	9,671	5,159,092
Slack Technologies, Inc., Class A*	24,315	995,213
Smartsheet, Inc., Class A*	5,620	389,185
SolarWinds Corp.*	3,580	57,960
Splunk, Inc.*	7,950	1,136,930
SS&C Technologies Holdings, Inc.	11,038	731,599
Synopsys, Inc.*	7,565	1,855,014
Trade Desk, Inc. (The), Class A*	2,079	1,674,406
Tyler Technologies, Inc.*	1,999	926,377
Verint Systems, Inc.*	3,242	159,798
VMware, Inc., Class A*(b)	4,044	558,921
Workday, Inc., Class A*	8,922	2,187,496
Zendesk, Inc.*(b)	5,783	845,128
Zoom Video Communications, Inc., Class A*	10,105	3,775,329
Zscaler, Inc.*	3,658	750,000
		171,907,382
Technology Hardware, Storage & Peripherals - 14.8%
Apple, Inc.	792,179	96,059,625
Dell Technologies, Inc., Class C*	11,624	942,358
Hewlett Packard Enterprise Co.	63,794	928,841
HP, Inc.	68,081	1,972,306
NetApp, Inc.	11,073	693,170
Pure Storage, Inc., Class A*	11,965	279,742
Seagate Technology plc	11,080	811,388
Western Digital Corp.	15,081	1,033,501
Xerox Holdings Corp.	8,260	210,465
		102,931,396
TOTAL COMMON STOCKS (Cost $423,424,983)		516,891,681

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class
0.04% (Cost $513,326)	513,326	513,326

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 8.1%

REPURCHASE AGREEMENTS(d) - 8.1%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $56,331,566
(Cost $56,331,520)	56,331,520	56,331,520

Total Investments - 82.7% (Cost $480,269,829)		573,736,527
Other assets less liabilities - 17.3%		120,342,721
Net Assets - 100.0%		694,079,248

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $103,643,800.
(b)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $5,716,569, collateralized in the form of cash with a value of $513,326 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $5,397,272 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from March 15, 2021 – May 15, 2050; a total value of $5,910,598.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2021. The total value of securities purchased was $513,326.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Technology Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Swap Agreements

Ultra Technology had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
12,898,377	11/8/2021	Bank of America NA	0.47%	Dow Jones U.S. TechnologySM Index[c]	1,584,302
96,097,954	1/6/2022	BNP Paribas SA	0.67%	Dow Jones U.S. TechnologySM Index[c]	5,808,137
57,302,616	12/6/2021	Citibank NA	0.39%	Dow Jones U.S. TechnologySM Index[c]	97,979
113,320,500	11/8/2021	Credit Suisse International	0.72%	Dow Jones U.S. TechnologySM Index[c]	46,756,033
163,731,956	1/6/2022	Goldman Sachs International	0.59%	Dow Jones U.S. TechnologySM Index[c]	5,153,226
109,198,651	11/8/2021	J.P. Morgan Securities	0.54%	Dow Jones U.S. TechnologySM Index[c]	14,754,896
7,433,602	11/7/2022	Morgan Stanley & Co. International plc	0.72%	Dow Jones U.S. TechnologySM Index[c]	347,926
161,312,377	11/7/2022	Societe Generale	0.62%	Dow Jones U.S. TechnologySM Index[c]	7,852,565
152,201,486	11/8/2021	UBS AG	0.72%	Dow Jones U.S. TechnologySM Index[c]	42,523,440
873,497,519					124,878,504
				Total Unrealized Appreciation	124,878,504

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra Telecommunications Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 82.4%

Communications Equipment - 28.8%
Acacia Communications, Inc.*	213	24,493
ADTRAN, Inc.	265	4,463
Applied Optoelectronics, Inc.*(b)	117	1,091
Arista Networks, Inc.*	282	78,915
CalAmp Corp.*	193	2,156
Ciena Corp.*	854	44,553
Cisco Systems, Inc.	1,754	78,702
CommScope Holding Co., Inc.*	1,100	16,049
Comtech Telecommunications Corp.	139	3,736
EchoStar Corp., Class A*	280	6,356
Extreme Networks, Inc.*	681	6,245
F5 Networks, Inc.*	342	64,973
Harmonic, Inc.*	540	4,182
Inseego Corp.*(b)	356	5,194
Juniper Networks, Inc.	1,825	42,486
Lumentum Holdings, Inc.*	419	37,710
Motorola Solutions, Inc.	455	79,843
NETGEAR, Inc.*	167	6,680
NetScout Systems, Inc.*	407	11,485
Plantronics, Inc.*	208	8,422
Ribbon Communications, Inc.*	650	5,616
Ubiquiti, Inc.	41	13,076
Viasat, Inc.*	354	18,104
Viavi Solutions, Inc.*	1,268	20,523
		585,053
Diversified Telecommunication Services - 44.8%
Anterix, Inc.*	65	2,745
AT&T, Inc.	12,459	347,482
ATN International, Inc.	60	2,921
Cincinnati Bell, Inc.*	280	4,278
Consolidated Communications Holdings, Inc.*	403	2,120
Globalstar, Inc.*(b)	3,417	6,048
Iridium Communications, Inc.*	648	24,825
Liberty Global plc, Class A*	782	19,257
Liberty Global plc, Class C*	2,005	48,721
Liberty Latin America Ltd., Class A*	270	2,962
Liberty Latin America Ltd., Class C*	841	9,217
Lumen Technologies, Inc.	5,466	67,177
ORBCOMM, Inc.*	433	3,304
Verizon Communications, Inc.	6,378	352,703
Vonage Holdings Corp.*	1,292	17,080
		910,840
Household Durables - 4.0%
Garmin Ltd.	655	81,233

Wireless Telecommunication Services - 4.8%
Shenandoah Telecommunications Co.	275	12,196
Spok Holdings, Inc.	98	1,051
Telephone and Data Systems, Inc.	550	9,839
T-Mobile US, Inc.*	598	71,742
United States Cellular Corp.*	81	2,384
		97,212
TOTAL COMMON STOCKS (Cost $1,586,764)		1,674,338

SECURITIES LENDING REINVESTMENTS(c) - 0.6%

INVESTMENT COMPANIES - 0.6%
BlackRock Liquidity FedFund, Institutional Class
0.04% (Cost $11,193)	11,193	11,193

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 5.4%

REPURCHASE AGREEMENTS(d) - 5.4%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $109,872
(Cost $109,872)	109,872	109,872

Total Investments - 88.4% (Cost $1,707,829)		1,795,403
Other assets less liabilities - 11.6%		236,192
Net Assets - 100.0%		2,031,595

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $312,605.
(b)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $10,932, collateralized in the form of cash with a value of $11,193 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2021. The total value of securities purchased was $11,193.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Telecommunications Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Swap Agreements
Ultra Telecommunications had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
120,039	1/6/2022	Bank of America NA	0.42%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	1,026
385,350	12/6/2021	Bank of America NA	0.42%	iShares® U.S. Telecommunications ETF	4,266
223,709	12/6/2021	Citibank NA	0.39%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	14,063
94,576	11/8/2021	Credit Suisse International	0.67%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	9,058
92,757	11/22/2021	Goldman Sachs International	0.59%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	4,697
76,388	11/7/2022	Morgan Stanley & Co. International plc	0.37%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	(515)
194,978	11/7/2022	Morgan Stanley & Co. International plc	0.07%	iShares® U.S. Telecommunications ETF	(1,360)
312,828	11/7/2022	Societe Generale	0.52%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	(7,663)
885,741	11/8/2021	UBS AG	0.47%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	(130,222)
2,386,366					(106,650)
				Total Unrealized Appreciation	33,110
				Total Unrealized Depreciation	(139,760)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra Utilities Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 75.2%

Electric Utilities - 45.9%
ALLETE, Inc.	478	29,698
Alliant Energy Corp.	2,295	105,937
American Electric Power Co., Inc.	4,562	341,466
Avangrid, Inc.	512	23,429
Duke Energy Corp.	6,763	578,845
Edison International	3,478	187,777
Entergy Corp.	1,840	159,730
Evergy, Inc.	2,085	111,819
Eversource Energy	3,150	250,362
Exelon Corp.	8,965	346,049
FirstEnergy Corp.	4,986	165,236
Hawaiian Electric Industries, Inc.	1,003	35,065
IDACORP, Inc.	464	40,015
NextEra Energy, Inc.	18,003	1,322,861
NRG Energy, Inc.	2,244	81,929
PG&E Corp.*	13,678	143,756
Pinnacle West Capital Corp.	1,035	72,378
PNM Resources, Inc.	732	35,143
Portland General Electric Co.	823	34,698
PPL Corp.	7,065	185,032
Southern Co. (The)	9,707	550,581
Xcel Energy, Inc.	4,829	282,931
		5,084,737
Gas Utilities - 3.1%
Atmos Energy Corp.	1,157	97,894
National Fuel Gas Co.	836	37,988
New Jersey Resources Corp.	883	34,693
ONE Gas, Inc.	488	32,681
Southwest Gas Holdings, Inc.	522	32,547
Spire, Inc.	474	31,483
UGI Corp.	1,915	73,363
		340,649
Independent Power and Renewable Electricity Producers - 2.2%
AES Corp. (The)	6,112	162,335
Vistra Corp.	4,495	77,539
		239,874
Multi-Utilities - 21.1%
Ameren Corp.	2,272	159,654
Avista Corp.	632	25,413
Black Hills Corp.	577	34,135
CenterPoint Energy, Inc.	5,007	97,336
CMS Energy Corp.	2,631	142,363
Consolidated Edison, Inc.	3,144	206,404
Dominion Energy, Inc.	7,497	512,195
DTE Energy Co.	1,779	209,424
MDU Resources Group, Inc.	1,843	51,788
NiSource, Inc.	3,522	76,075
NorthWestern Corp.	465	27,193
Public Service Enterprise Group, Inc.	4,649	250,256
Sempra Energy	2,651	307,463
WEC Energy Group, Inc.	2,899	233,775
		2,333,474
Water Utilities - 2.9%
American Water Works Co., Inc.	1,666	236,372
Essential Utilities, Inc.	2,051	86,265
		322,637
TOTAL COMMON STOCKS (Cost $9,135,432)		8,321,371

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 29.2%

REPURCHASE AGREEMENTS(b) - 29.2%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $3,227,621
(Cost $3,227,617)	3,227,617	3,227,617

Total Investments - 104.4% (Cost $12,363,049)		11,548,988
Liabilities in excess of other assets - (4.4%)		(485,786)
Net Assets - 100.0%		11,063,202

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,995,303.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Utilities Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Swap Agreements
Ultra Utilities had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
944,093	1/6/2022	Bank of America NA	0.32%	Dow Jones U.S. UtilitiesSM Index[c]	(59,765)
3,663,309	11/7/2022	Bank of America NA	0.42%	iShares® U.S. Utilities ETF	(267,887)
4,278,461	11/8/2021	Credit Suisse International	0.67%	Dow Jones U.S. UtilitiesSM Index[c]	(254,203)
425,072	11/7/2022	Morgan Stanley & Co. International plc	0.27%	iShares® U.S. Utilities ETF	(30,984)
642,202	11/7/2022	Morgan Stanley & Co. International plc	0.47%	Dow Jones U.S. UtilitiesSM Index[c]	(46,297)
3,055,878	11/7/2022	Societe Generale	0.62%	Dow Jones U.S. UtilitiesSM Index[c]	(219,709)
798,492	11/8/2021	UBS AG	0.47%	Dow Jones U.S. UtilitiesSM Index[c]	(1,118,198)
13,807,507					(1,997,043)
				Total Unrealized Depreciation	(1,997,043)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

UltraPro Dow30SM Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 79.6%

Aerospace & Defense - 3.6%
Boeing Co. (The)*	104,003	22,049,676

Banks - 2.5%
JPMorgan Chase & Co.	104,008	15,306,857

Beverages - 0.8%
Coca-Cola Co. (The)	104,009	5,095,401

Biotechnology - 3.8%
Amgen, Inc.	104,001	23,391,905

Capital Markets - 5.4%
Goldman Sachs Group, Inc. (The)	104,009	33,228,795

Chemicals - 1.0%
Dow, Inc.	104,009	6,168,774

Communications Equipment - 0.8%
Cisco Systems, Inc.	104,001	4,666,525

Consumer Finance - 2.3%
American Express Co.	104,007	14,067,987

Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	104,009	5,751,698

Entertainment - 3.2%
Walt Disney Co. (The)*	104,001	19,660,349

Food & Staples Retailing - 3.0%
Walgreens Boots Alliance, Inc.	104,013	4,985,343
Walmart, Inc.	104,004	13,512,200
		18,497,543
Health Care Providers & Services - 5.6%
UnitedHealth Group, Inc.	104,001	34,551,212

Hotels, Restaurants & Leisure - 3.5%
McDonald's Corp.	104,001	21,438,766

Household Products - 2.1%
Procter & Gamble Co. (The)	104,003	12,847,491

Industrial Conglomerates - 6.4%
3M Co.	104,003	18,206,765
Honeywell International, Inc.	104,001	21,044,602
		39,251,367
Insurance - 2.5%
Travelers Cos., Inc. (The)	104,001	15,132,145

IT Services - 5.6%
International Business Machines Corp.(b)	104,007	12,369,553
Visa, Inc., Class A	104,001	22,088,772
		34,458,325
Machinery - 3.7%
Caterpillar, Inc.	104,000	22,451,520

Oil, Gas & Consumable Fuels - 1.7%
Chevron Corp.	104,008	10,400,800

Pharmaceuticals - 3.9%
Johnson & Johnson	104,007	16,480,949
Merck & Co., Inc.	104,008	7,553,061
		24,034,010
Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp.	104,014	6,321,971

Software - 7.6%
Microsoft Corp.	104,001	24,167,752
salesforce.com, Inc.*	104,001	22,516,217
		46,683,969
Specialty Retail - 4.4%
Home Depot, Inc. (The)	104,001	26,867,618

Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	103,999	12,610,919

Textiles, Apparel & Luxury Goods - 2.3%
NIKE, Inc., Class B	104,001	14,017,255

TOTAL COMMON STOCKS (Cost $489,488,731)		488,952,878

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 4.6%

REPURCHASE AGREEMENTS(c) - 4.6%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $28,094,398
(Cost $28,094,375)	28,094,375	28,094,375

Total Investments - 84.2% (Cost $517,583,106)		517,047,253
Other assets less liabilities - 15.8%		97,067,257
Net Assets - 100.0%		614,114,510

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $65,435,559.
(b)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $1,562,146, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 6.88%, and maturity dates ranging from March 15, 2021 – May 15, 2050; a total value of $1,645,921.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraPro Dow30SM Schedule of Portfolio Investments February 28, 2021 (Unaudited)

Futures Contracts Purchased
UltraPro Dow30SM had the following open long futures contracts as of February 28, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	50	3/19/2021	USD	$7,728,000	$206,445

Swap Agreements

UltraPro Dow30SM had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
264,317,102	11/8/2021	Bank of America NA	0.32%	Dow Jones Industrial AverageSM	8,028,308
149,774,536	11/8/2021	BNP Paribas SA	0.67%	Dow Jones Industrial AverageSM	13,256,569
222,280,011	11/7/2022	Citibank NA	0.58%	Dow Jones Industrial AverageSM	(3,394,470)
178,758,166	11/8/2021	Credit Suisse International	0.72%	Dow Jones Industrial AverageSM	15,946,513
74,237,688	11/7/2022	Morgan Stanley & Co. International plc	(0.02)%	Dow Jones Industrial AverageSM	487,599
292,589,288	11/7/2022	Societe Generale	0.47%	Dow Jones Industrial AverageSM	1,285,764
163,910,629	11/8/2021	UBS AG	0.62%	Dow Jones Industrial AverageSM	20,861,589
1,345,867,420					56,471,872
				Total Unrealized Appreciation	59,866,342
				Total Unrealized Depreciation	(3,394,470)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro MidCap400

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 58.8%

Aerospace & Defense - 0.6%
Axon Enterprise, Inc.*	808	133,716
Curtiss-Wright Corp.	528	58,339
Hexcel Corp.*(b)	1,062	57,093
Mercury Systems, Inc.*	712	46,536
		295,684
Air Freight & Logistics - 0.3%
XPO Logistics, Inc.*	1,162	135,489

Airlines - 0.2%
JetBlue Airways Corp.*	3,999	73,702

Auto Components - 1.0%
Adient plc*	1,194	44,273
Dana, Inc.*	1,837	43,739
Fox Factory Holding Corp.*	531	67,517
Gentex Corp.	3,117	110,279
Goodyear Tire & Rubber Co. (The)*	2,965	49,842
Lear Corp.	695	115,433
Visteon Corp.*	354	45,018
		476,101
Automobiles - 0.3%
Harley-Davidson, Inc.	1,949	69,521
Thor Industries, Inc.	704	82,410
		151,931
Banks - 4.3%
Associated Banc-Corp.	1,953	39,353
BancorpSouth Bank	1,226	36,854
Bank of Hawaii Corp.	509	44,537
Bank OZK	1,538	63,396
Cathay General Bancorp	953	35,871
CIT Group, Inc.	1,253	56,824
Commerce Bancshares, Inc.	1,341	99,274
Cullen/Frost Bankers, Inc.	712	74,333
East West Bancorp, Inc.	1,800	129,888
First Financial Bankshares, Inc.	1,807	80,701
First Horizon Corp.	7,056	114,307
FNB Corp.	4,103	48,538
Fulton Financial Corp.	2,063	31,873
Glacier Bancorp, Inc.	1,213	65,745
Hancock Whitney Corp.	1,099	41,487
Home BancShares, Inc.	1,932	47,218
International Bancshares Corp.	708	30,855
PacWest Bancorp	1,485	53,816
Pinnacle Financial Partners, Inc.	964	78,248
Prosperity Bancshares, Inc.	1,177	86,474
Signature Bank	726	158,515
Sterling Bancorp	2,472	53,964
Synovus Financial Corp.	1,879	79,500
TCF Financial Corp.	1,939	86,906
Texas Capital Bancshares, Inc.*	641	48,844
Trustmark Corp.	806	24,309
UMB Financial Corp.	549	46,319
Umpqua Holdings Corp.	2,801	47,813
United Bankshares, Inc.	1,650	60,968
Valley National Bancorp	5,136	62,916
Webster Financial Corp.	1,147	63,441
Wintrust Financial Corp.	733	53,993
		2,047,080
Beverages - 0.3%
Boston Beer Co., Inc. (The), Class A*	116	119,330
Biotechnology - 0.9%
Arrowhead Pharmaceuticals, Inc.*	1,307	104,115
Emergent BioSolutions, Inc.*	573	55,008
Exelixis, Inc.*	3,945	85,449
Halozyme Therapeutics, Inc.*(b)	1,616	73,124
Ligand Pharmaceuticals, Inc.*(b)	204	30,237
United Therapeutics Corp.*	566	94,624
		442,557
Building Products - 1.1%
Builders FirstSource, Inc.*	2,609	112,878
Lennox International, Inc.	443	123,938
Owens Corning	1,376	111,484
Simpson Manufacturing Co., Inc.	552	53,798
Trex Co., Inc.*	1,473	134,986
		537,084
Capital Markets - 1.3%
Affiliated Managers Group, Inc.	577	80,763
Evercore, Inc., Class A	516	61,801
FactSet Research Systems, Inc.	483	146,788
Federated Hermes, Inc., Class B	1,201	32,091
Interactive Brokers Group, Inc., Class A	1,028	74,417
Janus Henderson Group plc	2,183	63,809
SEI Investments Co.	1,526	85,456
Stifel Financial Corp.	1,310	80,015
		625,140
Chemicals - 1.5%
Ashland Global Holdings, Inc.	693	58,295
Avient Corp.	1,163	50,265
Cabot Corp.	720	35,446
Chemours Co. (The)	2,092	49,225
Ingevity Corp.*	525	36,477
Minerals Technologies, Inc.	433	30,843
NewMarket Corp.	93	35,245
Olin Corp.	1,807	55,908
RPM International, Inc.	1,653	131,645
Scotts Miracle-Gro Co. (The)	517	110,198
Sensient Technologies Corp.	539	41,961
Valvoline, Inc.	2,356	58,806
		694,314
Commercial Services & Supplies - 1.1%
Brink's Co. (The)	629	48,326
Clean Harbors, Inc.*	647	55,092
Healthcare Services Group, Inc.	946	26,914
Herman Miller, Inc.	749	28,728
IAA, Inc.*	1,710	100,257
KAR Auction Services, Inc.(b)	1,644	22,868
MSA Safety, Inc.	460	74,055
Stericycle, Inc.*	1,164	75,509
Tetra Tech, Inc.	684	94,645
		526,394
Communications Equipment - 0.5%
Ciena Corp.*	1,962	102,358
Lumentum Holdings, Inc.*	960	86,400
NetScout Systems, Inc.*	936	26,414
Viasat, Inc.*	816	41,730
		256,902
Construction & Engineering - 0.8%
AECOM*	1,917	110,975

UltraPro MidCap400

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Dycom Industries, Inc.*	406	31,091
EMCOR Group, Inc.	698	67,964
Fluor Corp.*	1,591	27,302
MasTec, Inc.*	714	61,940
Valmont Industries, Inc.	270	63,863
		363,135
Construction Materials - 0.1%
Eagle Materials, Inc.	532	66,702

Consumer Finance - 0.5%
FirstCash, Inc.	527	33,370
LendingTree, Inc.*	138	37,104
Navient Corp.	2,369	29,328
PROG Holdings, Inc.	859	42,950
SLM Corp.	4,772	75,350
		218,102
Containers & Packaging - 0.5%
AptarGroup, Inc.	823	107,047
Greif, Inc., Class A	336	16,229
O-I Glass, Inc.*	1,999	23,348
Silgan Holdings, Inc.	998	37,485
Sonoco Products Co.	1,277	76,071
		260,180
Diversified Consumer Services - 0.7%
Adtalem Global Education, Inc.*	663	26,056
Graham Holdings Co., Class B	52	31,243
Grand Canyon Education, Inc.*	596	62,395
H&R Block, Inc.	2,333	44,864
Service Corp. International	2,197	104,929
Strategic Education, Inc.	310	28,185
WW International, Inc.*	598	17,635
		315,307
Diversified Financial Services - 0.2%
Jefferies Financial Group, Inc.	2,631	76,404

Diversified Telecommunication Services - 0.1%
Iridium Communications, Inc.*	1,499	57,427

Electric Utilities - 0.6%
ALLETE, Inc.	661	41,068
Hawaiian Electric Industries, Inc.	1,389	48,559
IDACORP, Inc.	641	55,280
OGE Energy Corp.	2,544	74,463
PNM Resources, Inc.	1,013	48,634
		268,004
Electrical Equipment - 1.6%
Acuity Brands, Inc.	468	57,704
EnerSys	541	48,842
Generac Holdings, Inc.*(b)	799	263,320
Hubbell, Inc.	689	122,304
nVent Electric plc	2,163	56,800
Regal Beloit Corp.	516	70,522
Sunrun, Inc.*	1,985	124,221
		743,713
Electronic Equipment, Instruments & Components - 1.8%
Arrow Electronics, Inc.*	961	96,350
Avnet, Inc.	1,257	47,854
Belden, Inc.	567	25,067
Cognex Corp.	2,221	183,432
Coherent, Inc.*	310	75,001
II-VI, Inc.*	1,319	111,192
Jabil, Inc.	1,712	73,907
Littelfuse, Inc.	310	80,668
National Instruments Corp.	1,669	74,104
SYNNEX Corp.	524	46,720
Vishay Intertechnology, Inc.	1,686	40,245
		854,540
Energy Equipment & Services - 0.1%
ChampionX Corp.*	2,364	50,282

Entertainment - 0.1%
Cinemark Holdings, Inc.	1,367	30,689
World Wrestling Entertainment, Inc., Class A	594	29,344
		60,033
Equity Real Estate Investment Trusts (REITs) - 5.0%
American Campus Communities, Inc.	1,750	71,680
Apartment Income REIT Corp.	1,893	77,386
Brixmor Property Group, Inc.	3,770	74,194
Camden Property Trust	1,239	129,042
CoreSite Realty Corp.	544	66,210
Corporate Office Properties Trust	1,426	37,076
Cousins Properties, Inc.(b)	1,889	63,357
CyrusOne, Inc.	1,532	100,545
Douglas Emmett, Inc.	2,096	68,644
EastGroup Properties, Inc.	503	68,463
EPR Properties	949	42,876
First Industrial Realty Trust, Inc.	1,641	70,087
Healthcare Realty Trust, Inc.	1,730	49,928
Highwoods Properties, Inc.	1,321	52,787
Hudson Pacific Properties, Inc.	1,935	49,517
JBG SMITH Properties	1,415	44,926
Kilroy Realty Corp.	1,333	84,592
Lamar Advertising Co., Class A	1,099	95,162
Life Storage, Inc.	927	77,775
Macerich Co. (The)(b)	1,425	18,411
Medical Properties Trust, Inc.	7,223	155,945
National Retail Properties, Inc.	2,209	96,843
Omega Healthcare Investors, Inc.	2,886	107,186
Park Hotels & Resorts, Inc.	2,996	65,163
Pebblebrook Hotel Trust	1,665	37,729
Physicians Realty Trust	2,648	45,016
PotlatchDeltic Corp.	850	43,137
PS Business Parks, Inc.	255	36,939
Rayonier, Inc.	1,736	56,663
Rexford Industrial Realty, Inc.	1,660	79,215
Sabra Health Care REIT, Inc.	2,631	45,306
Service Properties Trust	2,096	26,913
Spirit Realty Capital, Inc.	1,453	62,508
STORE Capital Corp.	3,006	100,521
Urban Edge Properties	1,395	23,018
Weingarten Realty Investors	1,531	38,872
		2,363,632
Food & Staples Retailing - 0.5%
BJ's Wholesale Club Holdings, Inc.*	1,746	70,154
Casey's General Stores, Inc.	470	94,921
Grocery Outlet Holding Corp.*	1,090	39,229
Sprouts Farmers Market, Inc.*	1,499	31,644
		235,948
Food Products - 1.1%
Darling Ingredients, Inc.*	2,061	129,926
Flowers Foods, Inc.	2,503	54,440
Hain Celestial Group, Inc. (The)*	1,050	44,289
Ingredion, Inc.	852	76,850

UltraPro MidCap400

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Lancaster Colony Corp.	249	43,493
Pilgrim's Pride Corp.*	619	13,860
Post Holdings, Inc.*	780	74,927
Sanderson Farms, Inc.	252	38,430
Tootsie Roll Industries, Inc.	220	6,778
TreeHouse Foods, Inc.*(b)	719	35,964
		518,957
Gas Utilities - 0.7%
National Fuel Gas Co.	1,157	52,574
New Jersey Resources Corp.	1,223	48,051
ONE Gas, Inc.	675	45,205
Southwest Gas Holdings, Inc.	722	45,017
Spire, Inc.	658	43,704
UGI Corp.	2,651	101,560
		336,111
Health Care Equipment & Supplies - 2.1%
Avanos Medical, Inc.*	608	27,956
Cantel Medical Corp.*	478	35,506
Globus Medical, Inc., Class A*	970	60,625
Haemonetics Corp.*	646	81,719
Hill-Rom Holdings, Inc.	850	90,669
ICU Medical, Inc.*	248	51,460
Integra LifeSciences Holdings Corp.*	900	61,506
LivaNova plc*	618	47,920
Masimo Corp.*	644	161,470
Neogen Corp.*	674	55,214
NuVasive, Inc.*	652	39,335
Penumbra, Inc.*	429	122,020
Quidel Corp.*	487	79,995
STAAR Surgical Co.*	586	60,950
		976,345
Health Care Providers & Services - 1.6%
Acadia Healthcare Co., Inc.*	1,132	62,532
Amedisys, Inc.*	417	105,768
Chemed Corp.	202	89,932
Encompass Health Corp.	1,265	101,757
HealthEquity, Inc.*	970	79,879
LHC Group, Inc.*	401	72,866
Molina Healthcare, Inc.*	754	163,437
Patterson Cos., Inc.	1,104	34,290
Tenet Healthcare Corp.*	1,341	68,418
		778,879
Hotels, Restaurants & Leisure - 2.7%
Boyd Gaming Corp.*	1,021	59,933
Caesars Entertainment, Inc.*	2,648	247,429
Choice Hotels International, Inc.	367	38,487
Churchill Downs, Inc.	452	104,245
Cracker Barrel Old Country Store, Inc.	301	46,616
Jack in the Box, Inc.	289	29,579
Marriott Vacations Worldwide Corp.*	522	88,589
Papa John's International, Inc.	419	37,790
Penn National Gaming, Inc.*	1,877	217,319
Scientific Games Corp.*	715	33,483
Six Flags Entertainment Corp.	962	42,905
Texas Roadhouse, Inc.	830	75,430
Travel + Leisure Co.	1,092	65,990
Wendy's Co. (The)	2,280	46,580
Wingstop, Inc.	377	51,329
Wyndham Hotels & Resorts, Inc.	1,185	77,357
		1,263,061
Household Durables - 0.9%
Helen of Troy Ltd.*	322	69,810
KB Home	1,120	45,226
Taylor Morrison Home Corp., Class A*	1,653	45,474
Tempur Sealy International, Inc.	2,440	81,520
Toll Brothers, Inc.	1,460	77,993
TopBuild Corp.*	420	79,972
Tri Pointe Homes, Inc.*	1,613	30,647
		430,642
Household Products - 0.1%
Energizer Holdings, Inc.	740	30,932

Industrial Conglomerates - 0.2%
Carlisle Cos., Inc.	679	98,625

Insurance - 2.5%
Alleghany Corp.	182	117,650
American Financial Group, Inc.	895	95,496
Brighthouse Financial, Inc.*	1,138	45,395
Brown & Brown, Inc.	2,998	137,608
CNO Financial Group, Inc.	1,768	42,538
First American Financial Corp.	1,420	74,607
Genworth Financial, Inc., Class A*	6,435	20,077
Hanover Insurance Group, Inc. (The)	474	54,676
Kemper Corp.	782	59,135
Kinsale Capital Group, Inc.	271	47,712
Mercury General Corp.	338	19,739
Old Republic International Corp.	3,596	69,511
Primerica, Inc.	499	70,474
Reinsurance Group of America, Inc.	864	105,607
RenaissanceRe Holdings Ltd.	646	107,869
RLI Corp.	504	52,587
Selective Insurance Group, Inc.	761	51,619
		1,172,300
Interactive Media & Services - 0.2%
TripAdvisor, Inc.*	1,223	60,685
Yelp, Inc.*	885	33,374
		94,059
Internet & Direct Marketing Retail - 0.2%
Grubhub, Inc.*	1,179	75,539

IT Services - 1.4%
Alliance Data Systems Corp.	606	58,479
CACI International, Inc., Class A*	321	71,050
Concentrix Corp.*	524	64,719
KBR, Inc.	1,812	56,172
LiveRamp Holdings, Inc.*	843	53,244
MAXIMUS, Inc.	781	63,480
Perspecta, Inc.	1,740	50,808
Sabre Corp.	4,034	59,260
Science Applications International Corp.	740	63,736
WEX, Inc.*	561	116,884
		657,832
Leisure Products - 0.7%
Brunswick Corp.	996	88,016
Mattel, Inc.*	4,429	89,466
Polaris, Inc.	738	86,907
YETI Holdings, Inc.*	953	65,538
		329,927

UltraPro MidCap400

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Life Sciences Tools & Services - 1.6%
Bio-Techne Corp.	491	177,590
Charles River Laboratories International, Inc.*	632	180,840
Medpace Holdings, Inc.*	351	57,013
PRA Health Sciences, Inc.*	816	120,286
Repligen Corp.*	640	135,930
Syneos Health, Inc.*	965	74,643
		746,302
Machinery - 2.9%
AGCO Corp.	781	101,124
Colfax Corp.*(b)	1,281	56,812
Crane Co.	628	52,664
Donaldson Co., Inc.	1,606	94,610
Graco, Inc.	2,131	147,785
ITT, Inc.	1,099	91,195
Kennametal, Inc.	1,059	39,564
Lincoln Electric Holdings, Inc.	756	89,291
Middleby Corp. (The)*	707	103,512
Nordson Corp.	687	132,186
Oshkosh Corp.	867	91,902
Terex Corp.	881	36,280
Timken Co. (The)	863	67,616
Toro Co. (The)	1,365	137,551
Trinity Industries, Inc.	1,074	34,475
Woodward, Inc.	743	84,865
		1,361,432
Marine - 0.1%
Kirby Corp.*	764	47,796

Media - 0.6%
Cable One, Inc.	69	132,125
John Wiley & Sons, Inc., Class A	555	29,237
New York Times Co. (The), Class A	1,841	94,204
TEGNA, Inc.	2,788	50,825
		306,391
Metals & Mining - 1.1%
Cleveland-Cliffs, Inc.	5,845	77,972
Commercial Metals Co.	1,527	38,404
Compass Minerals International, Inc.	432	27,255
Reliance Steel & Aluminum Co.	811	107,214
Royal Gold, Inc.	834	86,494
Steel Dynamics, Inc.	2,541	105,655
United States Steel Corp.(b)	3,337	55,428
Worthington Industries, Inc.	457	29,198
		527,620
Multiline Retail - 0.5%
Kohl's Corp.	2,005	110,776
Nordstrom, Inc.	1,383	50,410
Ollie's Bargain Outlet Holdings, Inc.*	723	59,778
		220,964
Multi-Utilities - 0.3%
Black Hills Corp.	798	47,210
MDU Resources Group, Inc.	2,550	71,655
NorthWestern Corp.	643	37,602
		156,467
Oil, Gas & Consumable Fuels - 0.6%
Antero Midstream Corp.	3,637	32,078
Cimarex Energy Co.	1,297	75,213
CNX Resources Corp.*	2,855	36,002
EQT Corp.*	3,505	62,354
Equitrans Midstream Corp.	5,170	37,379
Murphy Oil Corp.	1,837	29,998
World Fuel Services Corp.	807	25,082
		298,106
Paper & Forest Products - 0.2%
Domtar Corp.	702	26,009
Louisiana-Pacific Corp.	1,391	66,226
		92,235
Personal Products - 0.2%
Coty, Inc., Class A*	3,604	27,642
Edgewell Personal Care Co.	691	21,138
Nu Skin Enterprises, Inc., Class A	649	33,216
		81,996
Pharmaceuticals - 0.4%
Jazz Pharmaceuticals plc*	708	118,972
Nektar Therapeutics*	2,282	51,779
		170,751
Professional Services - 0.6%
ASGN, Inc.*	673	62,569
CoreLogic, Inc.	989	83,729
FTI Consulting, Inc.*	453	51,891
Insperity, Inc.	454	40,270
ManpowerGroup, Inc.	731	69,035
		307,494
Real Estate Management & Development - 0.2%
Jones Lang LaSalle, Inc.*	652	113,435

Road & Rail - 0.6%
Avis Budget Group, Inc.*	656	36,441
Knight-Swift Transportation Holdings, Inc.	1,598	69,034
Landstar System, Inc.	488	78,148
Ryder System, Inc.	685	46,422
Werner Enterprises, Inc.	739	31,718
		261,763
Semiconductors & Semiconductor Equipment - 2.3%
Amkor Technology, Inc.	1,356	32,395
Brooks Automation, Inc.	939	78,087
Cirrus Logic, Inc.*	737	60,272
CMC Materials, Inc.	370	63,085
Cree, Inc.*	1,403	159,184
First Solar, Inc.*	1,078	87,340
MKS Instruments, Inc.	701	115,595
Semtech Corp.*	827	60,627
Silicon Laboratories, Inc.*	557	86,747
SolarEdge Technologies, Inc.*	651	194,200
Synaptics, Inc.*	439	58,839
Universal Display Corp.	545	115,371
		1,111,742
Software - 2.4%
ACI Worldwide, Inc.*	1,485	56,816
Blackbaud, Inc.*	631	43,425
CDK Global, Inc.	1,548	77,617
Ceridian HCM Holding, Inc.*	1,654	148,298
CommVault Systems, Inc.*	599	38,174
Fair Isaac Corp.*	370	169,294
InterDigital, Inc.	392	24,841
J2 Global, Inc.*	545	60,702
Manhattan Associates, Inc.*	808	99,344
Paylocity Holding Corp.*	476	91,006
PTC, Inc.*	1,335	182,815
Qualys, Inc.*	426	41,390

UltraPro MidCap400

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Sailpoint Technologies Holdings, Inc.*	1,156	65,175
Teradata Corp.*	1,390	55,739
		1,154,636
Specialty Retail - 1.7%
American Eagle Outfitters, Inc.	1,902	48,881
AutoNation, Inc.*	748	56,115
Dick's Sporting Goods, Inc.	836	59,665
Five Below, Inc.*	711	132,331
Foot Locker, Inc.	1,327	63,816
Lithia Motors, Inc., Class A	332	124,151
Murphy USA, Inc.	338	42,132
RH*	199	97,584
Urban Outfitters, Inc.*	871	29,527
Williams-Sonoma, Inc.	974	127,877
		782,079
Technology Hardware, Storage & Peripherals - 0.1%
NCR Corp.*	1,639	56,972

Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd.*	1,916	89,420
Carter's, Inc.	555	46,326
Columbia Sportswear Co.	387	39,888
Deckers Outdoor Corp.*	357	116,421
Skechers USA, Inc., Class A*	1,724	63,098
		355,153
Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd.	1,430	58,959
MGIC Investment Corp.	4,306	52,447
New York Community Bancorp, Inc.	5,900	72,039
Washington Federal, Inc.	964	29,132
		212,577
Trading Companies & Distributors - 0.5%
GATX Corp.	445	42,466
MSC Industrial Direct Co., Inc., Class A	582	50,128
Univar Solutions, Inc.*	2,151	42,826
Watsco, Inc.	417	101,373
		236,793
Water Utilities - 0.3%
Essential Utilities, Inc.	2,838	119,366
Wireless Telecommunication Services - 0.0%(c)
Telephone and Data Systems, Inc.	1,266	22,649
TOTAL COMMON STOCKS (Cost $24,573,733)		27,823,045

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 5.1%

REPURCHASE AGREEMENTS(d) - 5.1%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $2,411,618
(Cost $2,411,615)	2,411,615	2,411,615

Total Investments - 63.9% (Cost $26,985,348)		30,234,660
Other assets less liabilities - 36.1%		17,100,774
Net Assets - 100.0%		47,335,434

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $6,014,684.
(b)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $416,253, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from March 15, 2021 – August 15, 2050; a total value of $434,385.
(c)	Represents less than 0.05% of net assets.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraPro MidCap400

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of February 28, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	10	3/19/2021	USD	$2,494,700	$194,239

Swap Agreements

UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
27,733,449	11/8/2021	Bank of America NA	0.52%	S&P MidCap 400®	2,657,536
10,481,796	11/8/2021	BNP Paribas SA	0.52%	S&P MidCap 400®	2,825,583
23,936,637	12/6/2021	Citibank NA	0.49%	S&P MidCap 400®	508,368
3,544,689	11/8/2021	Credit Suisse International	0.62%	S&P MidCap 400®	3,572,353
8,628,363	11/8/2021	Goldman Sachs International	0.54%	S&P MidCap 400®	1,662,397
5,381,937	11/7/2022	Morgan Stanley & Co. International plc	(0.05)%	S&P MidCap 400®	231,889
16,482,805	11/7/2022	Societe Generale	0.34%	S&P MidCap 400®	270,841
15,506,767	11/8/2021	UBS AG	0.47%	S&P MidCap 400®	2,697,758
111,696,443					14,426,725
				Total Unrealized Appreciation	14,426,725

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro QQQ

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 74.9%

Automobiles - 3.2%
Tesla, Inc.*	501,658	338,869,979

Beverages - 1.7%
Keurig Dr Pepper, Inc.	915,802	27,950,277
Monster Beverage Corp.*	343,518	30,140,270
PepsiCo, Inc.	899,370	116,189,610
		174,280,157
Biotechnology - 3.0%
Alexion Pharmaceuticals, Inc.*	142,374	21,747,628
Amgen, Inc.	378,793	85,198,121
Biogen, Inc.*	100,182	27,337,664
Gilead Sciences, Inc.	815,744	50,086,682
Incyte Corp.*	142,445	11,204,724
Moderna, Inc.*	257,481	39,860,634
Regeneron Pharmaceuticals, Inc.*	68,258	30,755,007
Seagen, Inc.*	117,309	17,726,563
Vertex Pharmaceuticals, Inc.*	169,147	35,952,195
		319,869,218
Commercial Services & Supplies - 0.4%
Cintas Corp.	68,171	22,110,582
Copart, Inc.*	153,689	16,776,691
		38,887,273
Communications Equipment - 1.2%
Cisco Systems, Inc.	2,749,757	123,381,597

Electric Utilities - 0.7%
American Electric Power Co., Inc.	323,066	24,181,490
Exelon Corp.	634,901	24,507,179
Xcel Energy, Inc.	341,926	20,033,444
		68,722,113
Electronic Equipment, Instruments & Components - 0.1%
CDW Corp.	93,063	14,600,654

Entertainment - 2.4%
Activision Blizzard, Inc.	502,965	48,088,484
Electronic Arts, Inc.	188,651	25,273,574
NetEase, Inc., ADR	213,025	23,400,796
Netflix, Inc.*	287,530	154,935,541
		251,698,395
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	287,111	95,033,741
Walgreens Boots Alliance, Inc.	563,563	27,011,575
		122,045,316
Food Products - 0.7%
Kraft Heinz Co. (The)	795,725	28,948,476
Mondelez International, Inc., Class A	930,601	49,470,749
		78,419,225
Health Care Equipment & Supplies - 1.3%
Align Technology, Inc.*	51,323	29,105,787
DexCom, Inc.*	62,389	24,817,096
IDEXX Laboratories, Inc.*	55,518	28,878,798
Intuitive Surgical, Inc.*	76,573	56,418,986
		139,220,667
Health Care Technology - 0.1%
Cerner Corp.	199,431	13,788,659
Hotels, Restaurants & Leisure - 1.1%
Marriott International, Inc., Class A*	211,051	31,250,322
Starbucks Corp.	763,817	82,515,150
		113,765,472
Interactive Media & Services - 8.4%
Alphabet, Inc., Class A*	128,580	259,977,188
Alphabet, Inc., Class C*	141,097	287,394,835
Baidu, Inc., ADR*	179,749	50,951,652
Facebook, Inc., Class A*	1,028,055	264,847,529
Match Group, Inc.*	173,065	26,452,985
		889,624,189
Internet & Direct Marketing Retail - 8.6%
Amazon.com, Inc.*	214,590	663,711,849
Booking Holdings, Inc.*	26,618	61,980,279
eBay, Inc.	448,519	25,305,442
JD.com, Inc., ADR*	567,104	53,234,052
MercadoLibre, Inc.*	32,326	52,953,544
Pinduoduo, Inc., ADR*	194,170	33,234,137
Trip.com Group Ltd., ADR*	340,326	13,425,861
		903,845,164
IT Services - 3.6%
Automatic Data Processing, Inc.	279,081	48,565,676
Cognizant Technology Solutions Corp., Class A	347,912	25,564,574
Fiserv, Inc.*	436,213	50,325,894
Okta, Inc.*	78,129	20,426,827
Paychex, Inc.	234,013	21,311,564
PayPal Holdings, Inc.*	762,498	198,135,105
VeriSign, Inc.*	74,244	14,405,563
		378,735,203
Leisure Products - 0.2%
Peloton Interactive, Inc., Class A*	166,196	20,021,632

Life Sciences Tools & Services - 0.4%
Illumina, Inc.*	95,070	41,774,709

Machinery - 0.2%
PACCAR, Inc.	225,406	20,509,692

Media - 2.5%
Charter Communications, Inc., Class A*	130,085	79,796,741
Comcast Corp., Class A	2,971,184	156,640,820
Fox Corp., Class A	219,694	7,318,007
Fox Corp., Class B	167,729	5,355,587
Sirius XM Holdings, Inc.(b)	2,765,252	16,176,724
		265,287,879
Multiline Retail - 0.1%
Dollar Tree, Inc.*	153,139	15,038,250

Professional Services - 0.2%
Verisk Analytics, Inc.	105,703	17,319,437

Road & Rail - 0.4%
CSX Corp.	497,743	45,568,372

Semiconductors & Semiconductor Equipment - 11.4%
Advanced Micro Devices, Inc.*	782,655	66,142,174
Analog Devices, Inc.	240,512	37,476,580
Applied Materials, Inc.	594,237	70,232,871

UltraPro QQQ

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
ASML Holding NV (Registered), NYRS	49,227	27,916,139
Broadcom, Inc.	263,172	123,656,628
Intel Corp.	2,666,661	162,079,656
KLA Corp.	100,483	31,273,324
Lam Research Corp.	93,679	53,133,792
Marvell Technology Group Ltd.	436,142	21,056,936
Maxim Integrated Products, Inc.	173,889	16,201,238
Microchip Technology, Inc.	169,388	25,853,690
Micron Technology, Inc.*	724,465	66,310,281
NVIDIA Corp.	402,819	220,978,447
NXP Semiconductors NV	182,022	33,228,116
QUALCOMM, Inc.	735,913	100,223,992
Skyworks Solutions, Inc.	108,162	19,233,367
Texas Instruments, Inc.	597,345	102,904,623
Xilinx, Inc.	159,477	20,779,853
		1,198,681,707
Software - 11.6%
Adobe, Inc.*	312,130	143,476,797
ANSYS, Inc.*	55,823	19,035,085
Atlassian Corp. plc, Class A*	85,984	20,438,397
Autodesk, Inc.*	142,702	39,385,752
Cadence Design Systems, Inc.*	181,586	25,619,969
Check Point Software Technologies Ltd.*	91,283	10,063,038
DocuSign, Inc.*	120,466	27,304,824
Intuit, Inc.	170,922	66,683,509
Microsoft Corp.	3,233,143	751,317,770
Splunk, Inc.*	104,351	14,923,236
Synopsys, Inc.*	98,720	24,207,131
Workday, Inc., Class A*	117,131	28,718,179
Zoom Video Communications, Inc., Class A*	126,776	47,364,781
		1,218,538,468
Specialty Retail - 0.5%
O'Reilly Automotive, Inc.*	47,153	21,092,952
Ross Stores, Inc.	231,660	27,020,822
		48,113,774
Technology Hardware, Storage & Peripherals - 8.4%
Apple, Inc.	7,270,569	881,629,197

Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica, Inc.*	81,365	25,359,843

Trading Companies & Distributors - 0.2%
Fastenal Co.	373,544	17,321,235

Wireless Telecommunication Services - 0.9%
T-Mobile US, Inc.*	807,682	96,897,609

TOTAL COMMON STOCKS (Cost $7,712,169,329)		7,881,815,085

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(d)

INVESTMENT COMPANIES - 0.0%(d)
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $3,351,162)	3,351,162	3,351,162

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 4.1%

REPURCHASE AGREEMENTS(e) - 4.1%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $434,934,532
(Cost $434,934,175)	434,934,175	434,934,175

Total Investments - 79.0% (Cost $8,150,454,666)		8,320,100,422
Other assets less liabilities - 21.0%		2,217,793,350
Net Assets - 100.0%		10,537,893,772

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,476,438,468.
(b)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $6,546,226, collateralized in the form of cash with a value of $3,351,162 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $5,074,977 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.09% – 6.88%, and maturity dates ranging from March 15, 2021 – May 15, 2050; a total value of $8,426,139.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2021. The total value of securities purchased was $3,351,162.
(d)	Represents less than 0.05% of net assets.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR	American Depositary Receipt
NYRS	New York Registry Shares

UltraPro QQQ

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Futures Contracts Purchased

UltraPro QQQ had the following open long futures contracts as of February 28, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
NASDAQ 100 E-Mini Index	661	3/19/2021	USD	$170,683,420	$(1,968,857)

Swap Agreements

UltraPro QQQ had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
4,090,575,524	11/8/2021	Bank of America NA	0.42%	NASDAQ-100 Index®	107,957,773
4,225,104,799	11/8/2021	BNP Paribas SA	0.62%	NASDAQ-100 Index®	190,624,078
3,666,074,409	11/8/2021	Citibank NA	0.58%	NASDAQ-100 Index®	297,607,503
1,768,012,355	11/8/2021	Credit Suisse International	0.72%	NASDAQ-100 Index®	968,187,682
3,809,149,732	11/8/2021	Goldman Sachs International	0.64%	NASDAQ-100 Index®	93,893,938
2,614,794,163	11/8/2021	J.P. Morgan Securities	0.49%	NASDAQ-100 Index®	15,919,440
494,082,997	11/8/2021	Morgan Stanley & Co. International plc	0.62%	NASDAQ-100 Index®	86,060,804
2,834,228,824	11/22/2021	Societe Generale	0.87%	NASDAQ-100 Index®	196,950,708
63,269,165	11/8/2021	UBS AG	0.92%	NASDAQ-100 Index®	(148,459,721)
23,565,291,968					1,808,742,205
				Total Unrealized Appreciation	1,957,201,926
				Total Unrealized Depreciation	(148,459,721)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Russell2000
Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 56.7%

Aerospace & Defense - 0.5%
AAR Corp.	2,998	119,260
Aerojet Rocketdyne Holdings, Inc.*	6,464	331,409
AeroVironment, Inc.*	1,949	214,546
Astronics Corp.*	2,126	33,591
Cubic Corp.	2,813	195,363
Ducommun, Inc.*	966	52,550
Kaman Corp.	2,467	120,044
Kratos Defense & Security Solutions, Inc.*	10,850	298,375
Maxar Technologies, Inc.	5,459	261,213
Moog, Inc., Class A	2,668	207,197
National Presto Industries, Inc.	464	47,481
PAE, Inc.*	5,291	43,227
Park Aerospace Corp.	1,767	24,544
Parsons Corp.*	2,005	71,659
Triumph Group, Inc.*	4,615	67,241
Vectrus, Inc.*	1,031	56,293
		2,143,993
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc.*	5,257	139,521
Atlas Air Worldwide Holdings, Inc.*	2,298	126,689
Echo Global Logistics, Inc.*	2,345	65,331
Forward Air Corp.	2,440	209,279
Hub Group, Inc., Class A*	2,924	168,364
Radiant Logistics, Inc.*	3,488	23,614
		732,798
Airlines - 0.2%
Allegiant Travel Co.*	1,164	293,549
Hawaiian Holdings, Inc.*	4,066	109,050
Mesa Air Group, Inc.*	2,621	31,976
SkyWest, Inc.	4,414	248,817
Spirit Airlines, Inc.*	8,780	315,027
		998,419
Auto Components - 0.8%
Adient plc*	7,866	291,671
American Axle & Manufacturing Holdings, Inc.*	10,043	98,120
Cooper Tire & Rubber Co.	4,506	257,923
Cooper-Standard Holdings, Inc.*	1,497	53,622
Dana, Inc.*	12,941	308,125
Dorman Products, Inc.*	2,391	238,407
Fox Factory Holding Corp.*	3,699	470,328
Gentherm, Inc.*	2,924	206,990
Goodyear Tire & Rubber Co. (The)*	20,681	347,648
LCI Industries	2,206	310,914
Modine Manufacturing Co.*	4,431	61,458
Motorcar Parts of America, Inc.*	1,677	35,686
Patrick Industries, Inc.	1,989	156,992
Standard Motor Products, Inc.	1,892	79,483
Stoneridge, Inc.*	2,333	71,530
Tenneco, Inc., Class A*	4,563	50,832
Visteon Corp.*	2,492	316,908
Workhorse Group, Inc.*(b)	8,441	136,491
XPEL, Inc.*(c)	1,497	72,380
		3,565,508
Automobiles - 0.0%(d)
Winnebago Industries, Inc.	2,789	194,114

Banks - 4.7%
1st Constitution Bancorp	816	14,321
1st Source Corp.	1,470	65,224
ACNB Corp.	770	21,260
Allegiance Bancshares, Inc.	1,689	63,591
Altabancorp	1,433	49,324
Amalgamated Bank, Class A	1,177	20,668
Amerant Bancorp, Inc.*	2,029	33,418
American National Bankshares, Inc.	954	29,574
Ameris Bancorp	5,919	281,981
Ames National Corp.	787	17,991
Arrow Financial Corp.	1,179	37,563
Atlantic Capital Bancshares, Inc.*	1,810	36,834
Atlantic Union Bankshares Corp.	6,966	255,861
Auburn National Bancorp, Inc.	212	8,289
Banc of California, Inc.	3,990	74,054
BancFirst Corp.	1,678	107,191
Bancorp, Inc. (The)*	4,623	93,708
BancorpSouth Bank	8,859	266,302
Bank First Corp.(b)	560	39,144
Bank of Commerce Holdings	1,439	15,642
Bank of Marin Bancorp	1,173	43,401
Bank of NT Butterfield & Son Ltd. (The)	4,482	163,548
Bank of Princeton (The)	508	13,345
Bank7 Corp.	253	4,131
BankFinancial Corp.	1,172	11,075
BankUnited, Inc.	8,221	330,402
Bankwell Financial Group, Inc.	588	14,582
Banner Corp.	3,109	160,984
Bar Harbor Bankshares	1,323	37,031
BayCom Corp.*	1,019	17,415
BCB Bancorp, Inc.	1,272	16,829
Berkshire Hills Bancorp, Inc.	4,046	81,567
Boston Private Financial Holdings, Inc.	7,347	101,095
Brookline Bancorp, Inc.	6,949	98,884
Bryn Mawr Bank Corp.	1,772	67,035
Business First Bancshares, Inc.	1,728	37,964
Byline Bancorp, Inc.	2,172	43,266
C&F Financial Corp.	306	13,311
Cadence Bancorp	11,060	226,951
California Bancorp*	683	10,532
Cambridge Bancorp	575	43,827
Camden National Corp.	1,346	54,553
Capital Bancorp, Inc.*	692	11,037
Capital City Bank Group, Inc.	1,208	29,826
Capstar Financial Holdings, Inc.	1,439	23,326
Carter Bankshares, Inc.*	2,028	23,991
Cathay General Bancorp	6,797	255,839
CB Financial Services, Inc.	434	8,832
CBTX, Inc.	1,583	46,176
Central Pacific Financial Corp.	2,449	55,421
Central Valley Community Bancorp	936	16,539
Century Bancorp, Inc., Class A	262	23,750
Chemung Financial Corp.	306	10,774
ChoiceOne Financial Services, Inc.(b)	642	16,294
CIT Group, Inc.	8,823	400,123

UltraPro Russell2000
Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Citizens & Northern Corp.	1,195	24,999
Citizens Holding Co.(b)	432	8,454
City Holding Co.	1,382	103,940
Civista Bancshares, Inc.	1,415	27,210
CNB Financial Corp.	1,326	30,776
Coastal Financial Corp.*	824	23,072
Codorus Valley Bancorp, Inc.	822	13,851
Colony Bankcorp, Inc.	697	10,002
Columbia Banking System, Inc.	6,436	285,050
Community Bank System, Inc.(b)	4,726	336,444
Community Bankers Trust Corp.	1,944	15,085
Community Financial Corp. (The)	471	14,271
Community Trust Bancorp, Inc.	1,377	56,264
ConnectOne Bancorp, Inc.	3,307	76,822
County Bancorp, Inc.	433	9,790
CrossFirst Bankshares, Inc.*	4,281	57,151
Customers Bancorp, Inc.*	2,573	68,905
CVB Financial Corp.	11,564	247,585
Dime Community Bancshares, Inc.	3,203	94,200
Eagle Bancorp Montana, Inc.	565	12,300
Eagle Bancorp, Inc.	2,854	139,532
Eastern Bankshares, Inc.*	14,853	261,561
Enterprise Bancorp, Inc.	806	23,374
Enterprise Financial Services Corp.	2,157	92,751
Equity Bancshares, Inc., Class A*	1,274	33,124
Esquire Financial Holdings, Inc.*	584	13,035
Evans Bancorp, Inc.	414	13,414
Farmers & Merchants Bancorp, Inc.	909	20,952
Farmers National Banc Corp.	2,327	32,206
FB Financial Corp.	2,828	119,935
Fidelity D&D Bancorp, Inc.	372	18,860
Financial Institutions, Inc.	1,428	39,099
First Bancorp, Inc. (The)	910	23,260
First Bancorp/NC	2,530	101,883
First Bancorp/PR	19,257	202,006
First Bancshares, Inc. (The)	1,839	58,977
First Bank	1,447	15,266
First Busey Corp.	4,502	103,051
First Business Financial Services, Inc.	732	16,250
First Capital, Inc.(b)	296	14,223
First Choice Bancorp	947	18,741
First Commonwealth Financial Corp.	8,541	114,535
First Community Bankshares, Inc.	1,547	39,696
First Community Corp.	657	11,708
First Financial Bancorp	8,682	194,737
First Financial Bankshares, Inc.	11,554	516,002
First Financial Corp.	1,216	51,534
First Foundation, Inc.	3,533	80,729
First Guaranty Bancshares, Inc.	317	5,250
First Internet Bancorp	838	27,445
First Interstate BancSystem, Inc., Class A	3,634	165,056
First Merchants Corp.	4,840	203,522
First Mid Bancshares, Inc.	1,304	47,453
First Midwest Bancorp, Inc.	10,203	201,815
First Northwest Bancorp	783	12,747
First of Long Island Corp. (The)	2,047	38,033
First Savings Financial Group, Inc.	172	10,752
First United Corp.(b)	582	10,534
First Western Financial, Inc.*	557	10,165
Flushing Financial Corp.	2,638	54,739
FNCB Bancorp, Inc.	1,531	10,778
Franklin Financial Services Corp.	365	10,023
Fulton Financial Corp.	14,194	219,297
FVCBankcorp, Inc.*	1,052	16,622
German American Bancorp, Inc.	2,202	86,759
Glacier Bancorp, Inc.	8,580	465,036
Great Southern Bancorp, Inc.	967	51,048
Great Western Bancorp, Inc.	4,949	132,782
Guaranty Bancshares, Inc.	699	21,320
Hancock Whitney Corp.	7,728	291,732
Hanmi Financial Corp.	2,728	46,703
HarborOne Bancorp, Inc.	4,736	56,595
Hawthorn Bancshares, Inc.	533	10,735
HBT Financial, Inc.	883	14,252
Heartland Financial USA, Inc.	3,108	145,268
Heritage Commerce Corp.	5,203	49,481
Heritage Financial Corp.	3,226	83,521
Hilltop Holdings, Inc.	6,440	212,778
Home BancShares, Inc.	13,684	334,437
HomeTrust Bancshares, Inc.	1,384	32,026
Hope Bancorp, Inc.	10,507	138,272
Horizon Bancorp, Inc.	3,817	68,172
Howard Bancorp, Inc.*	1,171	16,101
Independent Bank Corp.	2,944	251,741
Independent Bank Corp./MI	1,879	38,839
Independent Bank Group, Inc.	3,652	254,508
International Bancshares Corp.	4,786	208,574
Investar Holding Corp.	871	16,723
Investors Bancorp, Inc.	20,640	275,338
Lakeland Bancorp, Inc.	4,355	68,286
Lakeland Financial Corp.	2,204	151,966
Landmark Bancorp, Inc.	379	9,278
LCNB Corp.	1,093	18,548
Level One Bancorp, Inc.	462	9,887
Limestone Bancorp, Inc.*	479	7,214
Live Oak Bancshares, Inc.	2,531	139,483
Macatawa Bank Corp.	2,345	20,706
Mackinac Financial Corp.	802	10,346
MainStreet Bancshares, Inc.*	580	10,788
Mercantile Bank Corp.	1,421	41,550
Meridian Corp.	478	11,682
Metrocity Bankshares, Inc.(b)	1,547	22,107
Metropolitan Bank Holding Corp.*	637	32,952
Mid Penn Bancorp, Inc.	625	14,700
Middlefield Banc Corp.	533	11,923
Midland States Bancorp, Inc.	1,915	46,918
MidWestOne Financial Group, Inc.	1,320	36,221
MVB Financial Corp.	890	29,014
National Bank Holdings Corp., Class A	2,639	102,261
National Bankshares, Inc.	584	19,365
NBT Bancorp, Inc.	3,798	137,602
Nicolet Bankshares, Inc.*	814	60,277
Northeast Bank	669	17,374
Northrim Bancorp, Inc.	535	20,592
Norwood Financial Corp.	531	13,562
Oak Valley Bancorp	612	9,890
OceanFirst Financial Corp.	5,311	115,408
OFG Bancorp	4,529	87,455
Ohio Valley Banc Corp.	380	9,230
Old National Bancorp	14,673	266,021
Old Second Bancorp, Inc.	2,535	30,344
Origin Bancorp, Inc.	1,961	67,184
Orrstown Financial Services, Inc.	985	19,188
Pacific Premier Bancorp, Inc.	7,166	288,790

UltraPro Russell2000
Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Park National Corp.(b)	1,275	158,100
Parke Bancorp, Inc.	936	16,988
Partners Bancorp	867	6,164
PCB Bancorp	1,114	15,518
Peapack-Gladstone Financial Corp.	1,635	44,979
Penns Woods Bancorp, Inc.	612	14,584
Peoples Bancorp of North Carolina, Inc.	407	9,516
Peoples Bancorp, Inc.	1,626	50,634
Peoples Financial Services Corp.	613	25,672
Plumas Bancorp	430	10,754
Preferred Bank	1,220	70,699
Premier Financial Bancorp, Inc.	1,155	17,949
Professional Holding Corp., Class A*	985	15,760
QCR Holdings, Inc.	1,331	55,103
RBB Bancorp	1,500	28,200
Red River Bancshares, Inc.	434	22,525
Reliant Bancorp, Inc.	1,335	29,517
Renasant Corp.(b)	4,873	191,411
Republic Bancorp, Inc., Class A	890	37,416
Republic First Bancorp, Inc.*	4,075	14,466
Richmond Mutual Bancorp, Inc.	1,082	14,153
S&T Bancorp, Inc.	3,466	100,098
Salisbury Bancorp, Inc.	225	9,182
Sandy Spring Bancorp, Inc.	4,132	155,281
SB Financial Group, Inc.	630	10,893
Seacoast Banking Corp. of Florida*	4,620	166,089
Select Bancorp, Inc.*	1,392	15,228
ServisFirst Bancshares, Inc.	4,349	215,536
Shore Bancshares, Inc.	1,064	16,279
Sierra Bancorp	1,276	30,433
Silvergate Capital Corp., Class A*	1,390	177,308
Simmons First National Corp., Class A	9,690	283,723
SmartFinancial, Inc.	1,261	26,481
South Plains Financial, Inc.	942	18,181
South State Corp.	6,248	492,717
Southern First Bancshares, Inc.*	646	28,424
Southern National Bancorp of Virginia, Inc.	1,776	25,219
Southside Bancshares, Inc.	2,834	98,000
Spirit of Texas Bancshares, Inc.	1,167	24,227
Stock Yards Bancorp, Inc.	1,838	90,558
Summit Financial Group, Inc.	1,038	25,005
Texas Capital Bancshares, Inc.*	4,534	345,491
Tompkins Financial Corp.	1,274	98,518
Towne Bank	5,977	172,377
TriCo Bancshares	2,365	101,861
TriState Capital Holdings, Inc.*	2,459	56,434
Triumph Bancorp, Inc.*	2,031	155,778
Trustmark Corp.	5,632	169,861
UMB Financial Corp.	3,906	329,549
United Bankshares, Inc.	11,071	409,073
United Community Banks, Inc.	6,999	231,387
United Security Bancshares	1,217	9,079
Unity Bancorp, Inc.	688	13,657
Univest Financial Corp.	2,580	64,887
Valley National Bancorp	35,657	436,798
Veritex Holdings, Inc.	4,252	123,648
Washington Trust Bancorp, Inc.	1,533	72,894
WesBanco, Inc.	5,828	188,128
West Bancorp, Inc.	1,450	33,104
Westamerica Bancorp	2,342	140,778
		20,249,564
Beverages - 0.2%
Celsius Holdings, Inc.*	3,191	189,960
Coca-Cola Consolidated, Inc.	435	111,647
MGP Ingredients, Inc.	1,157	73,909
National Beverage Corp.(b)	2,108	100,468
NewAge, Inc.*(b)	8,466	22,266
Primo Water Corp.	13,963	199,531
		697,781
Biotechnology - 6.1%
89bio, Inc.*	747	18,346
Abeona Therapeutics, Inc.*	5,407	13,085
ADMA Biologics, Inc.*	5,888	13,601
Adverum Biotechnologies, Inc.*	7,945	101,934
Aeglea BioTherapeutics, Inc.*	4,034	30,053
Affimed NV*	7,614	43,171
Agenus, Inc.*	14,066	56,264
Akebia Therapeutics, Inc.*	12,822	44,364
Akero Therapeutics, Inc.*	1,214	36,906
Akouos, Inc.*	1,296	26,400
Albireo Pharma, Inc.*	1,511	52,673
Alector, Inc.*	4,134	75,156
Aligos Therapeutics, Inc.*(b)	903	25,952
Allakos, Inc.*	2,346	284,288
Allogene Therapeutics, Inc.*	4,823	167,406
Allovir, Inc.*	1,599	58,459
ALX Oncology Holdings, Inc.*	894	71,779
Amicus Therapeutics, Inc.*	23,014	282,612
AnaptysBio, Inc.*	1,913	54,903
Anavex Life Sciences Corp.*(b)	4,685	60,999
Anika Therapeutics, Inc.*	1,256	46,095
Annexon, Inc.*	1,383	40,259
Apellis Pharmaceuticals, Inc.*	5,367	258,528
Applied Genetic Technologies Corp.*	2,307	11,720
Applied Molecular Transport, Inc.*(b)	1,114	54,441
Applied Therapeutics, Inc.*	1,203	26,129
Aprea Therapeutics, Inc.*	650	3,920
Aptinyx, Inc.*	3,059	11,196
Aravive, Inc.*	1,095	7,457
Arcturus Therapeutics Holdings, Inc.*	1,968	103,655
Arcus Biosciences, Inc.*	3,777	133,177
Arcutis Biotherapeutics, Inc.*	1,846	63,078
Ardelyx, Inc.*	6,622	42,712
Arena Pharmaceuticals, Inc.*	5,195	417,418
Arrowhead Pharmaceuticals, Inc.*	8,980	715,347
Assembly Biosciences, Inc.*	2,747	13,955
Atara Biotherapeutics, Inc.*	6,764	113,500
Athenex, Inc.*	6,343	76,750
Athersys, Inc.*(b)	15,516	31,653
Atreca, Inc., Class A*	2,570	44,590
AVEO Pharmaceuticals, Inc.*(b)	1,950	16,107
Avid Bioservices, Inc.*	5,036	103,641
Avidity Biosciences, Inc.*	1,496	36,098
Avrobio, Inc.*	2,795	30,745
Axcella Health, Inc.*	1,386	7,900
Aziyo Biologics, Inc., Class A*	182	2,897
Beam Therapeutics, Inc.*(b)	3,575	318,640
Beyondspring, Inc.*(b)	1,320	17,134
BioCryst Pharmaceuticals, Inc.*(b)	15,801	170,335

UltraPro Russell2000
Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Biohaven Pharmaceutical Holding Co. Ltd.*	4,298	365,244
Bioxcel Therapeutics, Inc.*(b)	1,150	61,652
Black Diamond Therapeutics, Inc.*	1,606	44,968
Blueprint Medicines Corp.*	4,952	486,385
BrainStorm Cell Therapeutics, Inc.*(b)	2,394	9,720
Bridgebio Pharma, Inc.*	8,329	588,694
C4 Therapeutics, Inc.*	957	41,074
Cabaletta Bio, Inc.*	1,158	12,587
Calithera Biosciences, Inc.*	5,868	17,135
Calyxt, Inc.*	939	8,958
CareDx, Inc.*	4,281	338,541
CASI Pharmaceuticals, Inc.*	5,927	14,580
Catabasis Pharmaceuticals, Inc.*	1,812	5,219
Catalyst Biosciences, Inc.*	1,976	11,915
Catalyst Pharmaceuticals, Inc.*	8,687	33,792
CEL-SCI Corp.*(b)	3,014	53,498
Centogene NV*	758	8,762
Checkmate Pharmaceuticals, Inc.*	451	5,998
Checkpoint Therapeutics, Inc.*	4,610	14,798
ChemoCentryx, Inc.*	4,440	301,210
Chimerix, Inc.*	4,382	42,987
Chinook Therapeutics, Inc.*	1,188	19,650
Cidara Therapeutics, Inc.*(b)	3,223	7,316
Clovis Oncology, Inc.*(b)	7,416	44,422
Codiak Biosciences, Inc.*	487	7,889
Cohbar, Inc.*(b)(c)	2,941	4,500
Coherus Biosciences, Inc.*	5,257	85,374
Concert Pharmaceuticals, Inc.*	2,640	17,662
Constellation Pharmaceuticals, Inc.*	2,749	69,275
ContraFect Corp.*	2,182	11,455
Corbus Pharmaceuticals Holdings, Inc.*(b)	6,876	14,990
Cortexyme, Inc.*(b)	1,402	47,766
Crinetics Pharmaceuticals, Inc.*	2,423	37,048
Cue Biopharma, Inc.*	2,633	35,835
Cyclerion Therapeutics, Inc.*	1,988	7,634
Cytokinetics, Inc.*	5,930	111,069
CytomX Therapeutics, Inc.*	4,033	31,659
Deciphera Pharmaceuticals, Inc.*	3,417	149,596
Denali Therapeutics, Inc.*	5,629	404,162
DermTech, Inc.*	732	48,846
Dicerna Pharmaceuticals, Inc.*	5,896	159,074
Dyadic International, Inc.*(b)	1,729	9,181
Dynavax Technologies Corp.*(b)	9,502	83,142
Dyne Therapeutics, Inc.*	1,283	23,697
Eagle Pharmaceuticals, Inc.*	931	41,429
Editas Medicine, Inc.*(b)	5,619	246,449
Eiger BioPharmaceuticals, Inc.*	2,734	27,805
Emergent BioSolutions, Inc.*	4,036	387,456
Enanta Pharmaceuticals, Inc.*	1,707	84,189
Enochian Biosciences, Inc.*	1,218	4,312
Epizyme, Inc.*	7,979	76,519
Esperion Therapeutics, Inc.*(b)	2,320	63,545
Evelo Biosciences, Inc.*(b)	1,770	21,541
Exicure, Inc.*	5,306	11,514
Fate Therapeutics, Inc.*	6,733	604,085
Fennec Pharmaceuticals, Inc.*(b)	1,944	14,230
FibroGen, Inc.*	7,529	376,676
Five Prime Therapeutics, Inc.*(b)	2,808	62,422
Flexion Therapeutics, Inc.*	3,917	43,165
Foghorn Therapeutics, Inc.*	659	10,847
Forma Therapeutics Holdings, Inc.*	1,550	59,845
Fortress Biotech, Inc.*	5,977	22,234
Frequency Therapeutics, Inc.*	2,239	110,181
G1 Therapeutics, Inc.*	3,058	67,582
Galectin Therapeutics, Inc.*(b)	3,325	7,448
Galera Therapeutics, Inc.*	781	8,193
Generation Bio Co.*	1,103	38,517
Genprex, Inc.*(b)	2,595	13,390
Geron Corp.*	25,690	45,985
GlycoMimetics, Inc.*	3,305	10,973
Gossamer Bio, Inc.*	5,079	47,743
Gritstone Oncology, Inc.*	2,684	36,422
Halozyme Therapeutics, Inc.*(b)	11,889	537,977
Harpoon Therapeutics, Inc.*	963	18,576
Heron Therapeutics, Inc.*(b)	7,850	141,928
Homology Medicines, Inc.*	3,030	32,542
Hookipa Pharma, Inc.*	1,115	13,202
iBio, Inc.*(b)	16,108	28,350
Ideaya Biosciences, Inc.*	1,439	27,442
IGM Biosciences, Inc.*	641	56,043
Immunic, Inc.*	491	7,831
ImmunoGen, Inc.*	16,548	144,795
Immunome, Inc.*(b)	193	7,639
Immunovant, Inc.*	3,346	52,800
Inhibrx, Inc.*	726	18,455
Inovio Pharmaceuticals, Inc.*(b)	14,193	157,542
Inozyme Pharma, Inc.*	726	14,520
Insmed, Inc.*	9,056	323,933
Intellia Therapeutics, Inc.*	4,482	270,982
Intercept Pharmaceuticals, Inc.*(b)	2,332	50,511
Invitae Corp.*	10,331	414,583
Ironwood Pharmaceuticals, Inc.*	14,277	131,777
iTeos Therapeutics, Inc.*	1,000	41,580
IVERIC bio, Inc.*	7,178	44,073
Jounce Therapeutics, Inc.*	1,550	17,019
Kadmon Holdings, Inc.*	15,439	70,865
KalVista Pharmaceuticals, Inc.*	1,302	42,797
Karuna Therapeutics, Inc.*	1,415	176,818
Karyopharm Therapeutics, Inc.*	6,268	86,624
Keros Therapeutics, Inc.*	1,154	75,552
Kezar Life Sciences, Inc.*	2,805	15,371
Kindred Biosciences, Inc.*	3,337	15,050
Kiniksa Pharmaceuticals Ltd., Class A*	2,386	49,080
Kodiak Sciences, Inc.*	2,880	371,549
Kronos Bio, Inc.*	1,306	37,965
Krystal Biotech, Inc.*	1,215	95,851
Kura Oncology, Inc.*	5,509	154,252
Kymera Therapeutics, Inc.*	900	43,182
La Jolla Pharmaceutical Co.*(b)	1,603	8,400
Lexicon Pharmaceuticals, Inc.*	3,684	26,488
Ligand Pharmaceuticals, Inc.*	1,287	190,759
LogicBio Therapeutics, Inc.*	1,470	12,186
MacroGenics, Inc.*	4,902	122,599
Madrigal Pharmaceuticals, Inc.*	785	95,134
Magenta Therapeutics, Inc.*	1,845	19,391
MannKind Corp.*	20,004	114,223
Marker Therapeutics, Inc.*(b)	2,727	6,599
MediciNova, Inc.*	3,845	21,455
MEI Pharma, Inc.*	9,806	36,772
MeiraGTx Holdings plc*	1,882	27,929
Mersana Therapeutics, Inc.*	4,759	86,519
Metacrine, Inc.*	591	5,024
Minerva Neurosciences, Inc.*	3,173	9,836

UltraPro Russell2000
Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Mirati Therapeutics, Inc.*	3,819	767,313
Mirum Pharmaceuticals, Inc.*(b)	483	8,868
Molecular Templates, Inc.*	2,373	25,866
Morphic Holding, Inc.*	1,245	45,019
Mustang Bio, Inc.*	4,501	15,889
Myriad Genetics, Inc.*	6,375	194,374
NantKwest, Inc.*(b)	2,814	91,483
Natera, Inc.*	6,775	786,510
Neoleukin Therapeutics, Inc.*	2,881	34,687
NeuBase Therapeutics, Inc.*(b)	1,477	14,002
NeuroBo Pharmaceuticals, Inc.*(b)	371	1,584
NextCure, Inc.*	2,610	29,650
Nkarta, Inc.*	1,443	70,361
Novavax, Inc.*	5,517	1,275,696
Nurix Therapeutics, Inc.*	1,037	36,928
Nymox Pharmaceutical Corp.*	3,785	9,879
Oncocyte Corp.*	5,626	27,680
Oncorus, Inc.*(b)	587	9,275
OPKO Health, Inc.*(b)	35,580	160,110
Organogenesis Holdings, Inc.*	2,154	32,762
Orgenesis, Inc.*	1,681	11,246
ORIC Pharmaceuticals, Inc.*	1,994	64,606
Ovid therapeutics, Inc.*(b)	4,253	12,546
Oyster Point Pharma, Inc.*(b)	533	10,559
Pandion Therapeutics, Inc.*	667	40,153
Passage Bio, Inc.*	2,226	40,113
PhaseBio Pharmaceuticals, Inc.*(b)	1,371	5,319
Pieris Pharmaceuticals, Inc.*	4,747	12,912
PMV Pharmaceuticals, Inc.*	1,212	45,608
Poseida Therapeutics, Inc.*(b)	1,212	13,380
Praxis Precision Medicines, Inc.*	983	42,760
Precigen, Inc.*(b)	5,928	50,032
Precision BioSciences, Inc.*	4,169	49,861
Prelude Therapeutics, Inc.*	811	50,550
Protagonist Therapeutics, Inc.*	2,810	66,232
Protara Therapeutics, Inc.*	347	5,968
Prothena Corp. plc*	2,752	61,425
PTC Therapeutics, Inc.*	5,529	315,706
Puma Biotechnology, Inc.*	2,755	27,440
Radius Health, Inc.*	4,070	75,743
RAPT Therapeutics, Inc.*	995	18,059
REGENXBIO, Inc.*	3,048	124,694
Relay Therapeutics, Inc.*	2,877	118,734
Replimune Group, Inc.*	2,119	73,381
REVOLUTION Medicines, Inc.*	3,451	157,642
Rhythm Pharmaceuticals, Inc.*	3,013	78,097
Rigel Pharmaceuticals, Inc.*	15,214	63,138
Rocket Pharmaceuticals, Inc.*	3,045	169,241
Rubius Therapeutics, Inc.*(b)	3,197	33,185
Sangamo Therapeutics, Inc.*	10,294	118,278
Savara, Inc.*	4,294	7,300
Scholar Rock Holding Corp.*	2,288	123,781
Selecta Biosciences, Inc.*	6,060	25,573
Seres Therapeutics, Inc.*	4,934	93,943
Shattuck Labs, Inc.*	1,168	48,238
Soleno Therapeutics, Inc.*	5,320	12,821
Solid Biosciences, Inc.*(b)	2,515	20,045
Sorrento Therapeutics, Inc.*(b)	22,404	216,647
Spectrum Pharmaceuticals, Inc.*	12,911	44,285
Spero Therapeutics, Inc.*	1,838	33,396
SpringWorks Therapeutics, Inc.*	2,156	185,524
Spruce Biosciences, Inc.*(b)	632	13,209
SQZ Biotechnologies Co.*(b)	402	6,030
Stoke Therapeutics, Inc.*	1,115	66,777
Sutro Biopharma, Inc.*	2,492	55,322
Syndax Pharmaceuticals, Inc.*	2,396	58,486
Syros Pharmaceuticals, Inc.*	3,705	31,122
Taysha Gene Therapies, Inc.*(b)	783	20,037
TCR2 Therapeutics, Inc.*	2,278	60,276
TG Therapeutics, Inc.*	10,319	451,663
Translate Bio, Inc.*	6,097	142,304
Travere Therapeutics, Inc.*	4,382	135,053
Turning Point Therapeutics, Inc.*	3,347	394,645
Twist Bioscience Corp.*	2,923	402,322
Tyme Technologies, Inc.*(b)	6,195	12,390
Ultragenyx Pharmaceutical, Inc.*	5,588	790,926
UNITY Biotechnology, Inc.*(b)	3,179	21,649
UroGen Pharma Ltd.*(b)	1,722	32,804
Vanda Pharmaceuticals, Inc.*	4,804	89,595
Vaxart, Inc.*(b)	4,681	33,469
Vaxcyte, Inc.*(b)	1,635	38,521
VBI Vaccines, Inc.*(b)	16,113	54,301
Veracyte, Inc.*	5,739	333,206
Verastem, Inc.*	15,276	35,899
Vericel Corp.*	4,070	196,500
Viela Bio, Inc.*	1,948	103,634
Viking Therapeutics, Inc.*	5,862	39,510
Vir Biotechnology, Inc.*	4,790	299,998
Voyager Therapeutics, Inc.*	2,312	13,109
vTv Therapeutics, Inc., Class A*(b)	980	2,607
X4 Pharmaceuticals, Inc.*	1,436	13,743
XBiotech, Inc.*(b)	1,290	24,510
Xencor, Inc.*	4,961	244,428
XOMA Corp.*(b)	533	19,295
Y-mAbs Therapeutics, Inc.*	2,725	95,838
Zentalis Pharmaceuticals, Inc.*	2,581	108,505
ZIOPHARM Oncology, Inc.*	19,061	101,595
		26,402,829
Building Products - 0.9%
AAON, Inc.	3,684	284,036
Advanced Drainage Systems, Inc.	5,032	553,621
Alpha Pro Tech Ltd.*(b)	1,107	15,476
American Woodmark Corp.*	1,511	141,143
Apogee Enterprises, Inc.	2,303	86,132
Builders FirstSource, Inc.*	18,812	813,901
Caesarstone Ltd.	2,003	25,258
Cornerstone Building Brands, Inc.*	3,914	44,580
CSW Industrials, Inc.	1,219	153,070
Gibraltar Industries, Inc.*	2,930	255,936
Griffon Corp.	3,919	96,407
Insteel Industries, Inc.	1,659	51,230
JELD-WEN Holding, Inc.*	6,085	180,420
Masonite International Corp.*	2,183	239,519
PGT Innovations, Inc.*	5,107	120,474
Quanex Building Products Corp.	2,941	71,555
Resideo Technologies, Inc.*	12,620	303,132
Simpson Manufacturing Co., Inc.	3,903	380,386
UFP Industries, Inc.	5,352	326,472
		4,142,748
Capital Markets - 0.8%
Artisan Partners Asset Management, Inc., Class A	4,924	233,890
AssetMark Financial Holdings, Inc.*	1,462	34,547
Associated Capital Group, Inc., Class A	166	5,661
B Riley Financial, Inc.	1,694	111,499
BGC Partners, Inc., Class A	27,728	124,221

UltraPro Russell2000
Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Blucora, Inc.*	4,298	69,628
Brightsphere Investment Group, Inc.	5,484	99,260
Cohen & Steers, Inc.	2,183	140,542
Cowen, Inc., Class A(b)	2,295	77,686
Diamond Hill Investment Group, Inc.	265	37,590
Donnelley Financial Solutions, Inc.*	2,662	69,185
Federated Hermes, Inc., Class B	8,507	227,307
Focus Financial Partners, Inc., Class A*	2,806	131,910
GAMCO Investors, Inc., Class A	476	9,044
Greenhill & Co., Inc.	1,272	19,195
Hamilton Lane, Inc., Class A	2,863	255,952
Houlihan Lokey, Inc.	4,633	294,473
Moelis & Co., Class A	4,732	244,360
Oppenheimer Holdings, Inc., Class A	824	31,230
Piper Sandler Cos.	1,541	163,839
PJT Partners, Inc., Class A	2,080	145,018
Pzena Investment Management, Inc., Class A	1,509	13,913
Safeguard Scientifics, Inc.*	1,781	13,625
Sculptor Capital Management, Inc., Class A	1,664	34,345
Siebert Financial Corp.*	1,017	4,749
Silvercrest Asset Management Group, Inc., Class A	858	12,046
StepStone Group, Inc., Class A*	1,725	62,117
Stifel Financial Corp.	8,943	546,238
StoneX Group, Inc.*	1,458	84,112
Value Line, Inc.	76	2,193
Virtus Investment Partners, Inc.	634	159,071
Waddell & Reed Financial, Inc., Class A	5,485	137,619
Westwood Holdings Group, Inc.	689	11,885
WisdomTree Investments, Inc.	12,455	66,012
		3,673,962
Chemicals - 1.0%
Advanced Emissions Solutions, Inc.*	1,420	8,094
AdvanSix, Inc.*	2,443	67,915
AgroFresh Solutions, Inc.*	4,840	11,568
American Vanguard Corp.	2,579	50,342
Amyris, Inc.*(b)	9,539	131,638
Avient Corp.	8,185	353,756
Balchem Corp.	2,878	343,518
Chase Corp.	656	70,638
Ferro Corp.*(b)	7,347	116,597
FutureFuel Corp.	2,317	34,014
GCP Applied Technologies, Inc.*	4,346	107,737
Hawkins, Inc.	882	55,213
HB Fuller Co.	4,621	259,099
Ingevity Corp.*	3,708	257,632
Innospec, Inc.	2,187	219,684
Intrepid Potash, Inc.*	874	25,949
Koppers Holdings, Inc.*	1,823	60,906
Kraton Corp.*	2,795	103,946
Kronos Worldwide, Inc.	1,993	28,799
Livent Corp.*	13,134	244,555
Marrone Bio Innovations, Inc.*	6,192	15,821
Minerals Technologies, Inc.	3,048	217,109
Orion Engineered Carbons SA	5,393	95,456
PQ Group Holdings, Inc.	3,432	52,716
Quaker Chemical Corp.	1,189	335,750
Rayonier Advanced Materials, Inc.*	5,536	51,208
Sensient Technologies Corp.	3,786	294,740
Stepan Co.	1,940	234,139
Trecora Resources*	2,159	15,329
Tredegar Corp.	2,342	35,692
Trinseo SA	3,435	222,279
Tronox Holdings plc, Class A	8,010	146,903
		4,268,742
Commercial Services & Supplies - 1.1%
ABM Industries, Inc.	5,990	258,648
ACCO Brands Corp.	8,267	66,963
Brady Corp., Class A	4,227	221,537
BrightView Holdings, Inc.*	3,653	58,119
Brink's Co. (The)	4,397	337,822
Casella Waste Systems, Inc., Class A*	4,356	252,300
CECO Environmental Corp.*	2,773	22,739
Cimpress plc*	1,599	158,429
CompX International, Inc.	136	1,918
CoreCivic, Inc., REIT	10,703	76,848
Covanta Holding Corp.	10,600	148,930
Deluxe Corp.	3,731	147,486
Ennis, Inc.	2,290	45,388
Harsco Corp.*	6,994	114,422
Healthcare Services Group, Inc.	6,680	190,046
Heritage-Crystal Clean, Inc.*	1,384	36,288
Herman Miller, Inc.	5,260	201,747
HNI Corp.	3,817	135,847
Interface, Inc.	5,218	64,808
KAR Auction Services, Inc.(b)	11,546	160,605
Kimball International, Inc., Class B	3,227	41,757
Knoll, Inc.	4,484	73,134
Matthews International Corp., Class A	2,725	97,282
McGrath RentCorp	2,158	167,590
Montrose Environmental Group, Inc.*	983	48,049
NL Industries, Inc.	750	4,207
PICO Holdings, Inc.*	1,493	13,646
Pitney Bowes, Inc.	15,496	131,406
Quad/Graphics, Inc.*	2,984	13,070
SP Plus Corp.*	2,055	68,123
Steelcase, Inc., Class A	7,734	107,812
Team, Inc.*	2,682	29,743
Tetra Tech, Inc.	4,822	667,220
UniFirst Corp.	1,340	324,669
US Ecology, Inc.*	2,829	108,096
Viad Corp.	1,802	75,396
VSE Corp.	791	30,501
		4,702,591
Communications Equipment - 0.4%
ADTRAN, Inc.	4,275	71,991
Applied Optoelectronics, Inc.*(b)	1,947	18,156
CalAmp Corp.*	3,067	34,258
Calix, Inc.*	4,709	186,053
Cambium Networks Corp.*	487	20,595
Casa Systems, Inc.*	2,840	23,316
Clearfield, Inc.*	995	32,248
Comtech Telecommunications Corp.	2,200	59,136
Digi International, Inc.*	2,570	60,035

UltraPro Russell2000
Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
DZS, Inc.*	1,073	17,855
Extreme Networks, Inc.*	10,825	99,265
Genasys, Inc.*	2,965	20,370
Harmonic, Inc.*	8,587	66,506
Infinera Corp.*(b)	14,685	144,280
Inseego Corp.*(b)	6,268	91,450
KVH Industries, Inc.*	1,484	20,271
NETGEAR, Inc.*	2,685	107,400
NetScout Systems, Inc.*	6,307	177,984
PCTEL, Inc.*	1,607	12,149
Plantronics, Inc.*	3,091	125,155
Resonant, Inc.*(b)	4,557	23,286
Ribbon Communications, Inc.*	6,097	52,678
Viavi Solutions, Inc.*	20,442	330,854
		1,795,291
Construction & Engineering - 0.8%
Aegion Corp.*	2,715	70,183
Ameresco, Inc., Class A*	2,209	126,178
API Group Corp.*(c)	12,535	231,898
Arcosa, Inc.	4,340	246,208
Argan, Inc.	1,338	66,927
Comfort Systems USA, Inc.	3,209	198,765
Concrete Pumping Holdings, Inc.*	2,323	14,310
Construction Partners, Inc., Class A*	2,345	67,864
Dycom Industries, Inc.*	2,742	209,982
EMCOR Group, Inc.	4,858	473,023
Fluor Corp.*	12,605	216,302
Granite Construction, Inc.	4,185	143,880
Great Lakes Dredge & Dock Corp.*	5,696	86,522
HC2 Holdings, Inc.*	5,005	17,517
IES Holdings, Inc.*	727	33,326
MasTec, Inc.*	5,071	439,909
Matrix Service Co.*	2,352	31,917
MYR Group, Inc.*	1,447	85,301
Northwest Pipe Co.*	867	29,504
NV5 Global, Inc.*	988	102,021
Primoris Services Corp.	4,291	143,620
Sterling Construction Co., Inc.*	2,469	56,244
Tutor Perini Corp.*	3,658	53,773
WillScot Mobile Mini Holdings Corp.*	14,347	397,842
		3,543,016
Construction Materials - 0.1%
Forterra, Inc.*	2,603	60,572
Summit Materials, Inc., Class A*	10,254	284,138
United States Lime & Minerals, Inc.	183	25,646
US Concrete, Inc.*	1,440	74,102
		444,458
Consumer Finance - 0.4%
Atlanticus Holdings Corp.*	451	11,852
Curo Group Holdings Corp.	1,635	23,658
Encore Capital Group, Inc.*	2,795	93,409
Enova International, Inc.*	3,089	94,832
EZCORP, Inc., Class A*	4,274	20,515
FirstCash, Inc.	3,634	230,105
Green Dot Corp., Class A*	4,623	218,483
LendingClub Corp.*	6,322	68,088
Navient Corp.	16,455	203,713
Nelnet, Inc., Class A	1,551	112,603
Oportun Financial Corp.*	1,781	29,066
PRA Group, Inc.*	4,036	148,767
PROG Holdings, Inc.	6,039	301,950
Regional Management Corp.	750	24,277
World Acceptance Corp.*	383	48,469
		1,629,787
Containers & Packaging - 0.1%
Greif, Inc., Class A	2,288	110,511
Greif, Inc., Class B	533	26,384
Myers Industries, Inc.	3,195	70,737
O-I Glass, Inc.*	14,009	163,625
Pactiv Evergreen, Inc.	3,538	49,461
Ranpak Holdings Corp.*	2,590	46,646
UFP Technologies, Inc.*	616	30,504
		497,868
Distributors - 0.0%(d)
Core-Mark Holding Co., Inc.	3,993	130,092
Funko, Inc., Class A*(b)	2,171	29,482
Greenlane Holdings, Inc., Class A*	931	4,990
Weyco Group, Inc.	528	9,267
		173,831
Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc.*	4,660	183,138
American Public Education, Inc.*	1,287	37,889
Aspen Group, Inc.*	2,005	17,804
Carriage Services, Inc.	1,479	48,748
Franchise Group, Inc.	1,951	68,441
Houghton Mifflin Harcourt Co.*(b)	9,432	57,535
Laureate Education, Inc., Class A*	9,622	132,303
OneSpaWorld Holdings Ltd.*	4,043	44,109
Perdoceo Education Corp.*	6,204	79,846
Regis Corp.*	2,106	24,746
Strategic Education, Inc.	2,161	196,478
Stride, Inc.*	3,625	87,181
Universal Technical Institute, Inc.*	2,577	15,797
Vivint Smart Home, Inc.*	6,918	117,606
WW International, Inc.*	4,224	124,566
		1,236,187
Diversified Financial Services - 0.1%
Alerus Financial Corp.	1,323	36,396
A-Mark Precious Metals, Inc.(b)	433	12,315
Banco Latinoamericano de Comercio Exterior SA, Class E	2,767	42,224
Cannae Holdings, Inc.*	7,727	288,603
GWG Holdings, Inc.*	285	1,944
Marlin Business Services Corp.	753	11,446
SWK Holdings Corp.*	306	4,207
		397,135
Diversified Telecommunication Services - 0.4%
Alaska Communications Systems Group, Inc.	4,622	15,114
Anterix, Inc.*	985	41,596
ATN International, Inc.	997	48,534
Bandwidth, Inc., Class A*	1,724	273,013
Cincinnati Bell, Inc.*	4,485	68,531
Cogent Communications Holdings, Inc.	3,798	227,310
Consolidated Communications Holdings, Inc.*	6,508	34,232
IDT Corp., Class B*	1,776	31,879
Iridium Communications, Inc.*	10,513	402,753
Liberty Latin America Ltd., Class A*	4,130	45,306
Liberty Latin America Ltd., Class C*	13,878	152,103

UltraPro Russell2000
Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Ooma, Inc.*	1,879	29,688
ORBCOMM, Inc.*	6,625	50,549
Vonage Holdings Corp.*	20,973	277,263
		1,697,871
Electric Utilities - 0.3%
ALLETE, Inc.	4,670	290,147
Genie Energy Ltd., Class B	1,167	8,811
MGE Energy, Inc.	3,243	206,579
Otter Tail Corp.	3,633	147,209
PNM Resources, Inc.	7,113	341,495
Portland General Electric Co.	8,061	339,852
Spark Energy, Inc., Class A	1,063	10,598
		1,344,691
Electrical Equipment - 1.1%
Allied Motion Technologies, Inc.	642	31,163
American Superconductor Corp.*	2,396	57,001
Atkore, Inc.*	4,237	286,633
AZZ, Inc.	2,332	119,142
Bloom Energy Corp., Class A*	7,944	226,642
Encore Wire Corp.	1,841	120,641
EnerSys	3,798	342,883
FuelCell Energy, Inc.*	25,756	436,306
LSI Industries, Inc.	2,290	20,656
Orion Energy Systems, Inc.*(b)	2,417	20,303
Plug Power, Inc.*	35,476	1,716,329
Powell Industries, Inc.	807	25,122
Preformed Line Products Co.	258	18,927
Sunrun, Inc.*	13,455	842,014
Thermon Group Holdings, Inc.*	2,923	59,717
TPI Composites, Inc.*	2,746	130,874
Ultralife Corp.*	822	5,598
Vicor Corp.*	1,728	170,191
		4,630,142
Electronic Equipment, Instruments & Components - 1.3%
Akoustis Technologies, Inc.*(b)	2,958	42,270
Arlo Technologies, Inc.*	7,084	49,305
Badger Meter, Inc.	2,615	283,963
Bel Fuse, Inc., Class B	898	15,940
Belden, Inc.	3,948	174,541
Benchmark Electronics, Inc.	3,252	92,357
CTS Corp.	2,846	91,556
Daktronics, Inc.	3,264	17,658
ePlus, Inc.*	1,188	112,337
Fabrinet*	3,293	290,871
FARO Technologies, Inc.*	1,594	148,975
II-VI, Inc.*	9,195	775,139
Insight Enterprises, Inc.*	3,094	258,627
Intellicheck, Inc.*(b)	1,610	19,594
Iteris, Inc.*	3,644	20,078
Itron, Inc.*	3,585	420,305
Kimball Electronics, Inc.*	2,157	50,646
Knowles Corp.*	7,915	164,553
Luna Innovations, Inc.*	2,620	30,759
Methode Electronics, Inc.	3,293	128,197
MTS Systems Corp.	1,734	101,196
Napco Security Technologies, Inc.*	1,036	32,251
nLight, Inc.*	3,156	120,307
Novanta, Inc.*	3,076	407,047
OSI Systems, Inc.*	1,513	143,160
PAR Technology Corp.*	1,709	148,478
PC Connection, Inc.	977	44,952
Plexus Corp.*	2,574	216,165
Powerfleet, Inc.*	2,537	19,966
Research Frontiers, Inc.*(b)	2,380	9,591
Rogers Corp.*	1,664	301,983
Sanmina Corp.*	5,736	204,316
ScanSource, Inc.*	2,269	64,530
TTM Technologies, Inc.*	8,937	126,190
Vishay Intertechnology, Inc.	11,886	283,719
Vishay Precision Group, Inc.*	1,114	36,004
Wrap Technologies, Inc.*(b)	1,020	5,365
		5,452,891
Energy Equipment & Services - 0.5%
Archrock, Inc.	11,605	119,648
Aspen Aerogels, Inc.*	1,837	40,873
Bristow Group, Inc.*	580	15,440
Cactus, Inc., Class A	4,252	135,511
ChampionX Corp.*	16,614	353,380
DMC Global, Inc.	1,298	81,761
Dril-Quip, Inc.*	3,127	106,193
Exterran Corp.*	2,338	12,789
Frank's International NV*	13,849	62,736
Helix Energy Solutions Group, Inc.*	12,687	62,166
Liberty Oilfield Services, Inc., Class A	6,624	77,435
Nabors Industries Ltd.(b)	630	69,936
National Energy Services Reunited Corp.*	1,837	24,340
Newpark Resources, Inc.*	8,030	27,784
NexTier Oilfield Solutions, Inc.*	14,479	67,327
Oceaneering International, Inc.*	8,877	104,749
Oil States International, Inc.*	5,389	39,501
Patterson-UTI Energy, Inc.	16,393	121,308
ProPetro Holding Corp.*	7,160	82,125
RPC, Inc.*(b)	5,141	32,645
Select Energy Services, Inc., Class A*	5,259	33,237
Solaris Oilfield Infrastructure, Inc., Class A(b)	2,566	30,305
Tidewater, Inc.*	3,616	45,055
Transocean Ltd.*(b)	52,314	181,530
US Silica Holdings, Inc.	6,600	87,846
		2,015,620
Entertainment - 0.2%
AMC Entertainment Holdings, Inc., Class A(b)	6,890	55,189
Cinemark Holdings, Inc.	9,569	214,824
Eros STX Global Corp.*(b)	14,515	26,562
Gaia, Inc.*	1,078	10,263
Glu Mobile, Inc.*	13,072	163,139
IMAX Corp.*	4,427	91,506
Liberty Media Corp.-Liberty Braves, Class A*	896	26,325
Liberty Media Corp.-Liberty Braves, Class C*	3,247	93,481
LiveXLive Media, Inc.*(b)	4,251	16,876
Marcus Corp. (The)*	2,003	39,339
		737,504
Equity Real Estate Investment Trusts (REITs) - 2.9%
Acadia Realty Trust	7,585	143,432
Agree Realty Corp.	4,897	316,150
Alexander & Baldwin, Inc.	6,440	112,507
Alexander's, Inc.	196	53,138
Alpine Income Property Trust, Inc.	574	10,516
American Assets Trust, Inc.	4,506	140,046

UltraPro Russell2000
Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
American Finance Trust, Inc.	9,763	86,500
Armada Hoffler Properties, Inc.	5,141	66,370
Bluerock Residential Growth REIT, Inc.	2,136	22,898
Broadstone Net Lease, Inc., Class A	3,181	57,544
BRT Apartments Corp.	931	14,747
CareTrust REIT, Inc.	8,535	189,306
CatchMark Timber Trust, Inc., Class A	4,353	44,444
Centerspace REIT	1,153	79,130
Chatham Lodging Trust*	4,149	57,796
CIM Commercial Trust Corp.	1,010	12,271
City Office REIT, Inc.	3,823	38,842
Clipper Realty, Inc.	1,331	11,620
Colony Capital, Inc.(b)	42,973	254,400
Columbia Property Trust, Inc.	10,240	144,589
Community Healthcare Trust, Inc.	2,009	88,054
CorEnergy Infrastructure Trust, Inc.(b)	1,221	9,119
CorePoint Lodging, Inc.	3,525	32,113
CTO Realty Growth, Inc.	497	25,720
DiamondRock Hospitality Co.*	17,865	180,794
Diversified Healthcare Trust	21,214	95,463
Easterly Government Properties, Inc.	7,286	160,146
EastGroup Properties, Inc.	3,500	476,385
Essential Properties Realty Trust, Inc.	9,312	216,038
Farmland Partners, Inc.	2,283	27,305
Four Corners Property Trust, Inc.	6,579	178,225
Franklin Street Properties Corp.	9,299	46,123
GEO Group, Inc. (The)(b)	10,552	75,974
Getty Realty Corp.	3,120	87,298
Gladstone Commercial Corp.	3,002	56,077
Gladstone Land Corp.	1,915	34,259
Global Medical REIT, Inc.	3,939	53,058
Global Net Lease, Inc.	8,073	149,996
Healthcare Realty Trust, Inc.	12,105	349,350
Hersha Hospitality Trust*	3,046	33,872
Independence Realty Trust, Inc.	8,475	118,989
Industrial Logistics Properties Trust	5,811	123,600
Innovative Industrial Properties, Inc.	1,940	378,300
iStar, Inc.(b)	6,427	113,886
Kite Realty Group Trust	7,442	142,663
Lexington Realty Trust	24,485	262,479
LTC Properties, Inc.	3,483	142,490
Macerich Co. (The)(b)	13,404	173,180
Mack-Cali Realty Corp.	7,778	108,659
Monmouth Real Estate Investment Corp.	8,486	146,978
National Health Investors, Inc.	3,855	263,181
National Storage Affiliates Trust	5,603	215,996
NETSTREIT Corp.	1,202	21,119
New Senior Investment Group, Inc.	7,348	44,896
NexPoint Residential Trust, Inc.	1,988	81,588
Office Properties Income Trust	4,281	108,266
One Liberty Properties, Inc.	1,450	31,045
Pebblebrook Hotel Trust	11,643	263,830
Physicians Realty Trust	18,678	317,526
Piedmont Office Realty Trust, Inc., Class A	11,294	192,676
Plymouth Industrial REIT, Inc.	2,193	32,720
PotlatchDeltic Corp.	5,862	297,496
Preferred Apartment Communities, Inc., Class A	4,255	35,019
PS Business Parks, Inc.	1,789	259,155
QTS Realty Trust, Inc., Class A	5,742	356,693
Retail Opportunity Investments Corp.	10,340	163,475
Retail Properties of America, Inc., Class A	19,199	202,165
Retail Value, Inc.	1,639	27,371
RLJ Lodging Trust	14,696	230,727
RPT Realty	7,232	79,335
Ryman Hospitality Properties, Inc.	4,515	348,964
Sabra Health Care REIT, Inc.	18,374	316,400
Safehold, Inc.	1,614	123,068
Saul Centers, Inc.	1,064	37,687
Seritage Growth Properties, Class A*(b)	3,048	61,539
Service Properties Trust	14,671	188,376
SITE Centers Corp.	13,702	182,785
STAG Industrial, Inc.	13,397	422,675
Summit Hotel Properties, Inc.*	9,242	95,655
Sunstone Hotel Investors, Inc.	19,231	254,042
Tanger Factory Outlet Centers, Inc.(b)	8,105	127,573
Terreno Realty Corp.	5,977	334,951
UMH Properties, Inc.	3,320	56,672
Uniti Group, Inc.	17,294	205,972
Universal Health Realty Income Trust	1,157	71,676
Urban Edge Properties	10,389	171,419
Urstadt Biddle Properties, Inc., Class A	2,668	43,008
Washington REIT	7,399	166,625
Whitestone REIT	3,573	33,408
Xenia Hotels & Resorts, Inc.	10,139	202,476
		12,612,089
Food & Staples Retailing - 0.4%
Andersons, Inc. (The)	2,793	73,009
BJ's Wholesale Club Holdings, Inc.*	12,267	492,888
Chefs' Warehouse, Inc. (The)*	2,705	84,234
HF Foods Group, Inc.*(b)	3,183	23,459
Ingles Markets, Inc., Class A	1,275	66,249
Natural Grocers by Vitamin Cottage, Inc.	818	11,517
Performance Food Group Co.*	11,718	635,584
PriceSmart, Inc.	2,038	196,565
Rite Aid Corp.*	4,897	95,883
SpartanNash Co.	3,194	58,227
United Natural Foods, Inc.*	4,887	129,261
Village Super Market, Inc., Class A	753	17,357
Weis Markets, Inc.	858	45,860
		1,930,093
Food Products - 0.8%
Alico, Inc.	473	14,020
B&G Foods, Inc.(b)	5,703	172,972
Bridgford Foods Corp.*	140	2,156
Calavo Growers, Inc.	1,478	111,219
Cal-Maine Foods, Inc.*	3,317	126,378
Darling Ingredients, Inc.*	14,399	907,713
Farmer Bros Co.*	1,440	11,246
Fresh Del Monte Produce, Inc.(b)	2,789	71,789
Freshpet, Inc.*	3,651	569,118
Hostess Brands, Inc.*	11,217	161,413

UltraPro Russell2000
Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
J & J Snack Foods Corp.	1,331	211,310
John B Sanfilippo & Son, Inc.	777	67,179
Laird Superfood, Inc.*(b)	269	10,617
Lancaster Colony Corp.	1,694	295,891
Landec Corp.*	2,327	25,946
Limoneira Co.	1,447	22,182
Mission Produce, Inc.*	649	13,603
Sanderson Farms, Inc.	1,795	273,737
Seneca Foods Corp., Class A*	587	31,968
Simply Good Foods Co. (The)*	7,610	221,984
Tootsie Roll Industries, Inc.	1,434	44,182
Vital Farms, Inc.*(b)	930	25,222
		3,391,845
Gas Utilities - 0.5%
Brookfield Infrastructure Corp., Class A(b)	2,848	188,595
Chesapeake Utilities Corp.	1,545	163,353
New Jersey Resources Corp.	8,523	334,869
Northwest Natural Holding Co.	2,729	130,965
ONE Gas, Inc.	4,683	313,620
RGC Resources, Inc.	688	15,624
South Jersey Industries, Inc.	9,038	226,944
Southwest Gas Holdings, Inc.	5,006	312,124
Spire, Inc.	4,496	298,624
		1,984,718
Health Care Equipment & Supplies - 1.9%
Accelerate Diagnostics, Inc.*(b)	2,803	28,058
Accuray, Inc.*	8,008	39,880
Acutus Medical, Inc.*	885	18,373
Alphatec Holdings, Inc.*	4,927	79,078
AngioDynamics, Inc.*	3,298	69,093
Antares Pharma, Inc.*	14,695	62,454
Apyx Medical Corp.*	2,985	31,193
Aspira Women's Health, Inc.*(b)	7,098	49,189
AtriCure, Inc.*	3,914	255,467
Atrion Corp.	131	81,862
Avanos Medical, Inc.*	4,257	195,737
Axogen, Inc.*	3,252	71,869
Axonics Modulation Technologies, Inc.*	2,709	136,290
Bellerophon Therapeutics, Inc.*(b)	414	2,629
Beyond Air, Inc.*	1,278	7,579
BioLife Solutions, Inc.*	1,275	50,018
BioSig Technologies, Inc.*	2,193	9,759
Cantel Medical Corp.*	3,407	253,072
Cardiovascular Systems, Inc.*	3,528	145,706
Cerus Corp.*	14,705	90,289
Chembio Diagnostics, Inc.*(b)	1,781	9,902
Co-Diagnostics, Inc.*(b)	2,386	32,831
CONMED Corp.	2,428	298,790
CryoLife, Inc.*	3,396	85,749
CryoPort, Inc.*(b)	3,125	185,750
Cutera, Inc.*	1,537	54,287
CytoSorbents Corp.*	3,686	34,722
Eargo, Inc.*	704	41,121
Electromed, Inc.*	636	6,716
ESC Co.*(e)	7,530	—
FONAR Corp.*	566	10,975
GenMark Diagnostics, Inc.*	6,225	121,699
Glaukos Corp.*	3,832	362,354
Heska Corp.*	630	118,692
Inari Medical, Inc.*	689	72,069
Inogen, Inc.*	1,649	86,556
Integer Holdings Corp.*	2,923	257,779
Intersect ENT, Inc.*	2,914	66,468
IntriCon Corp.*	770	17,679
Invacare Corp.	3,020	27,482
iRadimed Corp.*	540	12,042
iRhythm Technologies, Inc.*	2,577	414,639
Lantheus Holdings, Inc.*	5,937	110,903
LeMaitre Vascular, Inc.	1,500	77,085
LENSAR, Inc.*	657	5,939
LivaNova plc*	4,373	339,083
Meridian Bioscience, Inc.*	3,794	79,978
Merit Medical Systems, Inc.*	4,836	269,462
Mesa Laboratories, Inc.	429	116,649
Milestone Scientific, Inc.*(b)	4,118	16,143
Misonix, Inc.*	1,070	17,933
Natus Medical, Inc.*	3,002	77,782
Nemaura Medical, Inc.*(b)	655	4,068
Neogen Corp.*	4,729	387,400
Nevro Corp.*	3,040	502,147
NuVasive, Inc.*	4,590	276,915
OraSure Technologies, Inc.*	6,362	67,437
Orthofix Medical, Inc.*	1,677	77,997
OrthoPediatrics Corp.*	1,175	63,991
Outset Medical, Inc.*	882	43,915
PAVmed, Inc.*(b)	3,414	14,339
Pulmonx Corp.*	1,041	59,160
Pulse Biosciences, Inc.*(b)	1,227	35,890
Quotient Ltd.*	6,490	29,140
Repro-Med Systems, Inc.*	2,401	9,316
Retractable Technologies, Inc.*(b)	1,209	18,981
Rockwell Medical, Inc.*	6,233	8,415
SeaSpine Holdings Corp.*	2,370	44,840
Shockwave Medical, Inc.*	2,537	296,220
SI-BONE, Inc.*	2,577	80,892
Sientra, Inc.*	4,153	32,310
Silk Road Medical, Inc.*	2,444	133,858
Soliton, Inc.*(b)	630	8,366
STAAR Surgical Co.*	4,109	427,377
Stereotaxis, Inc.*	3,959	27,713
Surgalign Holdings, Inc.*	5,169	12,612
Surmodics, Inc.*	1,175	61,276
Tactile Systems Technology, Inc.*	1,646	83,650
Tela Bio, Inc.*	613	9,422
TransMedics Group, Inc.*	2,252	80,824
Utah Medical Products, Inc.	325	27,430
Vapotherm, Inc.*	1,754	42,622
Varex Imaging Corp.*	3,413	78,260
Venus Concept, Inc.*(b)	1,722	4,477
ViewRay, Inc.*	9,974	43,487
VolitionRX Ltd.*	2,439	9,951
Zynex, Inc.*(b)	1,668	24,219
		8,235,771
Health Care Providers & Services - 1.5%
1Life Healthcare, Inc.*(b)	7,038	334,375
AdaptHealth Corp.*	2,240	68,925
Addus HomeCare Corp.*	1,333	143,391
AMN Healthcare Services, Inc.*	4,179	304,524
Apollo Medical Holdings, Inc.*	1,807	44,723
Avalon GloboCare Corp.*(b)	1,788	2,146
Biodesix, Inc.*	263	5,192
Brookdale Senior Living, Inc.*	16,428	95,611
Castle Biosciences, Inc.*	1,066	81,101
Community Health Systems, Inc.*	7,612	65,159
CorVel Corp.*	789	80,083
Covetrus, Inc.*	10,390	386,092

UltraPro Russell2000
Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Cross Country Healthcare, Inc.*	3,196	35,507
Ensign Group, Inc. (The)	4,623	379,178
Enzo Biochem, Inc.*	3,965	11,578
Exagen, Inc.*	417	7,627
Five Star Senior Living, Inc.*	1,680	11,222
Fulgent Genetics, Inc.*(b)	1,214	122,930
Hanger, Inc.*	3,315	72,864
HealthEquity, Inc.*	6,750	555,862
InfuSystem Holdings, Inc.*	1,313	22,400
Joint Corp. (The)*	1,184	47,135
LHC Group, Inc.*	2,722	494,615
Magellan Health, Inc.*	2,156	201,198
MEDNAX, Inc.*(b)	6,664	162,801
ModivCare, Inc.*	1,082	138,777
National HealthCare Corp.	1,115	77,548
National Research Corp.	1,220	63,037
Ontrak, Inc.*(b)	702	41,376
Option Care Health, Inc.*	5,219	100,153
Owens & Minor, Inc.	6,484	220,521
Patterson Cos., Inc.	7,585	235,590
Pennant Group, Inc. (The)*	2,279	120,286
PetIQ, Inc.*	1,910	65,838
Progenity, Inc.*	307	1,679
Progyny, Inc.*	2,397	100,890
R1 RCM, Inc.*	9,709	268,357
RadNet, Inc.*	3,894	71,805
Select Medical Holdings Corp.*	9,701	307,037
Sharps Compliance Corp.*	1,271	16,167
Surgery Partners, Inc.*	2,004	79,098
Tenet Healthcare Corp.*	9,350	477,037
Tivity Health, Inc.*	3,880	92,344
Triple-S Management Corp., Class B*	2,029	51,334
US Physical Therapy, Inc.	1,132	132,716
Viemed Healthcare, Inc.*	3,119	29,412
		6,427,241
Health Care Technology - 0.7%
Accolade, Inc.*	1,177	52,165
Allscripts Healthcare Solutions, Inc.*	14,066	217,038
Computer Programs and Systems, Inc.	1,168	36,734
Evolent Health, Inc., Class A*	6,764	136,295
Health Catalyst, Inc.*	3,005	145,712
HealthStream, Inc.*	2,297	53,520
HMS Holdings Corp.*	7,895	290,418
iCAD, Inc.*(b)	1,789	33,079
Inovalon Holdings, Inc., Class A*	6,680	164,061
Inspire Medical Systems, Inc.*	2,343	545,427
NantHealth, Inc.*(b)	2,398	9,160
NextGen Healthcare, Inc.*	4,991	93,332
Omnicell, Inc.*	3,797	481,839
OptimizeRx Corp.*	1,333	70,889
Phreesia, Inc.*	2,966	181,667
Schrodinger, Inc.*	2,682	274,851
Simulations Plus, Inc.	1,239	88,861
Tabula Rasa HealthCare, Inc.*(b)	1,897	76,923
Vocera Communications, Inc.*	2,876	123,208
		3,075,179
Hotels, Restaurants & Leisure - 2.3%
Accel Entertainment, Inc.*	4,505	49,960
Bally's Corp.	1,599	95,172
Biglari Holdings, Inc., Class A*	16	9,369
Biglari Holdings, Inc., Class B*	83	9,723
BJ's Restaurants, Inc.*	1,978	109,838
Bloomin' Brands, Inc.*	7,841	194,770
Bluegreen Vacations Corp.	471	3,768
Bluegreen Vacations Holding Corp.*	1,107	17,579
Boyd Gaming Corp.*	7,289	427,864
Brinker International, Inc.	4,026	276,143
Caesars Entertainment, Inc.*	16,117	1,505,972
Carrols Restaurant Group, Inc.*	3,107	19,201
Century Casinos, Inc.*	2,430	19,586
Cheesecake Factory, Inc. (The)	3,800	208,810
Churchill Downs, Inc.	3,401	784,373
Chuy's Holdings, Inc.*	1,754	71,914
Cracker Barrel Old Country Store, Inc.	2,124	328,944
Dave & Buster's Entertainment, Inc.*	3,950	160,410
Del Taco Restaurants, Inc.	2,676	26,867
Denny's Corp.*	5,554	97,473
Dine Brands Global, Inc.	1,384	109,488
El Pollo Loco Holdings, Inc.*	1,664	30,501
Everi Holdings, Inc.*	7,327	110,711
Fiesta Restaurant Group, Inc.*	1,615	24,640
GAN Ltd.*	2,161	55,192
Golden Entertainment, Inc.*	1,497	35,374
Hilton Grand Vacations, Inc.*	7,610	300,671
International Game Technology plc	8,896	162,708
Jack in the Box, Inc.	2,030	207,771
Kura Sushi USA, Inc., Class A*(b)	313	9,356
Lindblad Expeditions Holdings, Inc.*	2,298	47,867
Marriott Vacations Worldwide Corp.*	3,628	615,708
Monarch Casino & Resort, Inc.*	1,125	76,118
Nathan's Famous, Inc.	255	15,239
Noodles & Co.*	2,796	26,394
Papa John's International, Inc.	2,923	263,625
Penn National Gaming, Inc.*	13,945	1,614,552
PlayAGS, Inc.*	2,388	19,510
RCI Hospitality Holdings, Inc.	766	49,216
Red Robin Gourmet Burgers, Inc.*	1,389	42,628
Red Rock Resorts, Inc., Class A	5,887	177,611
Ruth's Hospitality Group, Inc.	2,897	66,066
Scientific Games Corp.*	5,106	239,114
SeaWorld Entertainment, Inc.*	4,548	225,854
Shake Shack, Inc., Class A*	3,146	372,738
Target Hospitality Corp.*	2,621	4,377
Texas Roadhouse, Inc.	5,859	532,466
Wingstop, Inc.	2,648	360,525
		10,213,756
Household Durables - 1.1%
Beazer Homes USA, Inc.*	2,557	45,182
Casper Sleep, Inc.*	2,264	18,995
Cavco Industries, Inc.*	813	171,470
Century Communities, Inc.*	2,620	144,965
Ethan Allen Interiors, Inc.	2,026	51,906
GoPro, Inc., Class A*(b)	10,959	82,412
Green Brick Partners, Inc.*	2,115	41,729
Hamilton Beach Brands Holding Co., Class A	612	10,753
Helen of Troy Ltd.*	2,272	492,570
Hooker Furniture Corp.	1,037	35,061
Installed Building Products, Inc.*	2,056	224,844
iRobot Corp.*	2,466	306,055

UltraPro Russell2000
Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
KB Home	7,903	319,123
La-Z-Boy, Inc.	3,990	170,014
Legacy Housing Corp.*	726	11,405
LGI Homes, Inc.*	1,998	218,282
Lifetime Brands, Inc.	1,085	14,072
Lovesac Co. (The)*	884	50,998
M/I Homes, Inc.*	2,492	124,351
MDC Holdings, Inc.	4,670	264,182
Meritage Homes Corp.*	3,328	280,584
Purple Innovation, Inc.*	1,496	55,038
Skyline Champion Corp.*	4,703	208,108
Sonos, Inc.*	7,232	281,614
Taylor Morrison Home Corp., Class A*	11,297	310,780
TopBuild Corp.*	2,961	563,804
Tri Pointe Homes, Inc.*	11,294	214,586
Tupperware Brands Corp.*	4,399	134,477
Turtle Beach Corp.*	1,266	37,853
Universal Electronics, Inc.*	1,190	69,246
VOXX International Corp.*(b)	1,776	36,816
		4,991,275
Household Products - 0.1%
Central Garden & Pet Co.*	876	39,945
Central Garden & Pet Co., Class A*	3,537	146,821
Oil-Dri Corp. of America	469	15,749
WD-40 Co.	1,208	376,594
		579,109
Independent Power and Renewable Electricity Producers - 0.3%
Atlantic Power Corp.*	7,792	22,363
Brookfield Renewable Corp.(b)	10,543	486,876
Clearway Energy, Inc., Class A	3,125	81,719
Clearway Energy, Inc., Class C	7,348	201,776
Ormat Technologies, Inc.(b)	3,577	306,442
Sunnova Energy International, Inc.*	4,753	213,124
		1,312,300
Industrial Conglomerates - 0.0%(d)
Raven Industries, Inc.	3,194	125,205

Insurance - 1.0%
Ambac Financial Group, Inc.*	4,054	68,715
American Equity Investment Life Holding Co.	8,131	224,660
AMERISAFE, Inc.	1,724	100,888
Argo Group International Holdings Ltd.	2,904	134,194
BRP Group, Inc., Class A*	3,791	100,575
Citizens, Inc.*(b)	4,436	26,927
CNO Financial Group, Inc.	12,406	298,488
Crawford & Co., Class A	1,442	13,555
Donegal Group, Inc., Class A	1,017	13,933
eHealth, Inc.*	2,296	136,428
Employers Holdings, Inc.	2,580	85,888
Enstar Group Ltd.*	1,074	228,322
FBL Financial Group, Inc., Class A	863	49,226
FedNat Holding Co.	1,093	7,564
Genworth Financial, Inc., Class A*	45,136	140,824
Goosehead Insurance, Inc., Class A	1,171	151,691
Greenlight Capital Re Ltd., Class A*	2,427	18,906
HCI Group, Inc.	535	30,960
Heritage Insurance Holdings, Inc.	2,232	21,673
Horace Mann Educators Corp.	3,709	142,945
Independence Holding Co.	421	16,002
Investors Title Co.	137	20,793
James River Group Holdings Ltd.	2,663	122,258
Kinsale Capital Group, Inc.	1,887	332,225
MBIA, Inc.*	4,443	32,434
National Western Life Group, Inc., Class A	230	48,031
NI Holdings, Inc.*	816	14,549
Palomar Holdings, Inc.*	1,822	155,107
ProAssurance Corp.	4,790	118,553
ProSight Global, Inc.*	822	10,390
Protective Insurance Corp., Class B	804	18,420
RLI Corp.	3,532	368,529
Safety Insurance Group, Inc.	1,272	100,590
Selective Insurance Group, Inc.	5,295	359,160
Selectquote, Inc.*	2,790	85,095
State Auto Financial Corp.	1,569	29,403
Stewart Information Services Corp.	2,347	110,778
Third Point Reinsurance Ltd.*	7,211	73,624
Tiptree, Inc.	2,182	10,932
Trean Insurance Group, Inc.*	1,044	17,665
Trupanion, Inc.*	2,689	260,188
United Fire Group, Inc.	1,891	55,690
United Insurance Holdings Corp.	1,828	11,370
Universal Insurance Holdings, Inc.	2,433	36,227
Vericity, Inc.*	174	1,773
Watford Holdings Ltd.*	1,537	53,226
		4,459,374
Interactive Media & Services - 0.2%
Cargurus, Inc.*	7,835	203,318
Cars.com, Inc.*	6,030	70,370
DHI Group, Inc.*	4,293	13,351
Eventbrite, Inc., Class A*(b)	5,747	114,193
EverQuote, Inc., Class A*	1,265	61,960
Liberty TripAdvisor Holdings, Inc., Class A*	6,491	36,544
MediaAlpha, Inc., Class A*	960	50,410
QuinStreet, Inc.*	4,298	102,679
TrueCar, Inc.*	9,160	49,647
Yelp, Inc.*	6,439	242,815
		945,287
Internet & Direct Marketing Retail - 0.5%
1-800-Flowers.com, Inc., Class A*(b)	2,256	63,800
CarParts.com, Inc.*	3,062	54,289
Duluth Holdings, Inc., Class B*	983	13,742
Groupon, Inc.*	2,078	90,185
Lands' End, Inc.*	1,048	34,626
Liquidity Services, Inc.*	2,481	38,728
Magnite, Inc.*	9,622	470,227
Overstock.com, Inc.*	3,822	256,724
PetMed Express, Inc.	1,746	60,604
Quotient Technology, Inc.*	7,789	104,528
RealReal, Inc. (The)*	5,705	145,706
Shutterstock, Inc.	1,944	171,519
Stamps.com, Inc.*	1,521	276,715
Stitch Fix, Inc., Class A*	5,405	412,456
Waitr Holdings, Inc.*	7,481	23,790
		2,217,639
IT Services - 1.0%
BM Technologies, Inc.*(b)	489	6,161
Brightcove, Inc.*	3,532	76,927
Cardtronics plc, Class A*	3,219	124,093

UltraPro Russell2000
Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Cass Information Systems, Inc.	1,284	55,315
Conduent, Inc.*	14,750	79,355
Contra BmTechnologies*	372	4,692
CSG Systems International, Inc.	2,916	134,573
EVERTEC, Inc.	5,388	209,593
Evo Payments, Inc., Class A*	3,705	94,329
ExlService Holdings, Inc.*	2,961	250,560
GreenSky, Inc., Class A*	5,659	30,106
Grid Dynamics Holdings, Inc.*	2,437	36,336
GTT Communications, Inc.*(b)	2,846	5,351
Hackett Group, Inc. (The)	2,229	34,817
I3 Verticals, Inc., Class A*	1,670	55,444
IBEX Holdings Ltd.*	446	9,817
Information Services Group, Inc.*	3,206	11,670
International Money Express, Inc.*	2,558	37,679
KBR, Inc.	12,741	394,971
Limelight Networks, Inc.*(b)	10,599	34,659
LiveRamp Holdings, Inc.*	5,749	363,107
ManTech International Corp., Class A	2,433	190,163
MAXIMUS, Inc.	5,472	444,764
MoneyGram International, Inc.*	5,541	36,959
NIC, Inc.	5,878	204,025
Paysign, Inc.*(b)	2,809	12,725
Perficient, Inc.*	2,915	162,336
Perspecta, Inc.	12,457	363,744
PFSweb, Inc.*	1,438	10,095
Priority Technology Holdings, Inc.*	685	6,220
Rackspace Technology, Inc.*	3,035	63,796
Repay Holdings Corp.*	5,459	119,006
ServiceSource International, Inc.*	7,894	12,670
StarTek, Inc.*	1,546	12,538
Sykes Enterprises, Inc.*	3,419	139,700
TTEC Holdings, Inc.	1,620	136,307
Tucows, Inc., Class A*(b)	822	64,954
Unisys Corp.*	5,535	135,884
Verra Mobility Corp.*	11,960	170,430
		4,335,871
Leisure Products - 0.4%
Acushnet Holdings Corp.	3,074	129,784
American Outdoor Brands, Inc.*	1,235	24,712
Callaway Golf Co.	8,346	233,271
Clarus Corp.	2,138	37,116
Escalade, Inc.	945	18,673
Johnson Outdoors, Inc., Class A	473	57,082
Malibu Boats, Inc., Class A*	1,841	137,228
Marine Products Corp.	657	11,044
MasterCraft Boat Holdings, Inc.*	1,670	42,802
Nautilus, Inc.*	2,697	49,652
Smith & Wesson Brands, Inc.	4,967	85,482
Sturm Ruger & Co., Inc.(b)	1,495	101,959
Vista Outdoor, Inc.*	5,219	164,973
YETI Holdings, Inc.*	7,168	492,943
		1,586,721
Life Sciences Tools & Services - 0.5%
Champions Oncology, Inc.*	580	6,774
ChromaDex Corp.*	3,679	51,248
Codexis, Inc.*	4,791	105,929
Fluidigm Corp.*	6,617	30,438
Harvard Bioscience, Inc.*	3,430	15,058
Luminex Corp.	3,853	125,300
Medpace Holdings, Inc.*	2,472	401,527
NanoString Technologies, Inc.*	3,948	275,531
NeoGenomics, Inc.*	9,368	477,487
Pacific Biosciences of California, Inc.*	15,822	483,679
Personalis, Inc.*	2,156	66,469
Quanterix Corp.*	1,895	143,546
		2,182,986
Machinery - 2.1%
Alamo Group, Inc.	871	132,941
Albany International Corp., Class A	2,749	217,308
Altra Industrial Motion Corp.	5,757	333,445
Astec Industries, Inc.	2,004	136,112
Barnes Group, Inc.	4,205	220,132
Blue Bird Corp.*	1,394	33,888
Chart Industries, Inc.*	3,241	463,755
CIRCOR International, Inc.*	1,770	63,030
Columbus McKinnon Corp.	2,061	103,751
Douglas Dynamics, Inc.	2,005	96,601
Eastern Co. (The)	464	11,832
Energy Recovery, Inc.*	3,596	63,290
Enerpac Tool Group Corp.	4,840	119,548
EnPro Industries, Inc.	1,847	148,388
ESCO Technologies, Inc.	2,295	242,513
Evoqua Water Technologies Corp.*	9,178	225,320
ExOne Co. (The)*(b)	1,171	39,931
Federal Signal Corp.	5,346	194,648
Franklin Electric Co., Inc.	4,123	309,472
Gencor Industries, Inc.*	822	11,672
Gorman-Rupp Co. (The)	1,579	50,512
Graham Corp.	874	13,407
Greenbrier Cos., Inc. (The)	2,884	135,692
Helios Technologies, Inc.	2,788	182,335
Hillenbrand, Inc.	6,630	308,030
Hurco Cos., Inc.	554	17,412
Hyster-Yale Materials Handling, Inc.	871	74,514
John Bean Technologies Corp.	2,809	414,524
Kadant, Inc.	1,031	179,394
Kennametal, Inc.	7,442	278,033
L B Foster Co., Class A*	900	15,255
Lindsay Corp.	972	155,763
Luxfer Holdings plc	2,466	47,249
Lydall, Inc.*	1,532	53,360
Manitowoc Co., Inc. (The)*	3,019	49,180
Mayville Engineering Co., Inc.*	649	9,092
Meritor, Inc.*	6,186	187,869
Miller Industries, Inc.	976	38,523
Mueller Industries, Inc.	5,003	203,322
Mueller Water Products, Inc., Class A	14,011	180,602
Navistar International Corp.*	4,463	196,640
NN, Inc.*	3,759	22,967
Omega Flex, Inc.	251	43,297
Park-Ohio Holdings Corp.	781	25,250
Proto Labs, Inc.*	2,387	347,738
RBC Bearings, Inc.*	2,205	438,927
REV Group, Inc.	2,457	30,516
Rexnord Corp.	10,781	484,606
Shyft Group, Inc. (The)	3,092	101,696
SPX Corp.*	3,853	214,188
SPX FLOW, Inc.*	3,805	234,236
Standex International Corp.	1,103	108,160
Tennant Co.	1,636	124,663
Terex Corp.	6,036	248,562
TriMas Corp.*	3,692	124,014

UltraPro Russell2000
Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Wabash National Corp.	4,726	78,357
Watts Water Technologies, Inc., Class A	2,447	279,178
Welbilt, Inc.*	11,668	186,455
		9,051,095
Marine - 0.1%
Costamare, Inc.	4,521	43,628
Eagle Bulk Shipping, Inc.*(b)	570	16,724
Eneti, Inc.	818	16,221
Genco Shipping & Trading Ltd.	1,535	16,117
Matson, Inc.	3,819	264,542
Pangaea Logistics Solutions Ltd.	931	2,798
Safe Bulkers, Inc.*	4,620	12,705
SEACOR Holdings, Inc.*	1,724	73,287
		446,022
Media - 0.5%
AMC Networks, Inc., Class A*	2,533	166,139
Boston Omaha Corp., Class A*	1,165	48,907
Cardlytics, Inc.*	2,336	309,357
comScore, Inc.*	5,409	19,743
Daily Journal Corp.*	99	33,888
Emerald Holding, Inc.*	2,180	11,925
Entercom Communications Corp., Class A	10,498	46,926
Entravision Communications Corp., Class A	5,253	16,442
EW Scripps Co. (The), Class A	5,010	94,288
Fluent, Inc.*(b)	3,725	23,579
Gannett Co., Inc.*	11,903	58,920
Gray Television, Inc.*	7,781	141,225
Hemisphere Media Group, Inc.*	1,471	16,255
iHeartMedia, Inc., Class A*	5,458	76,794
Loral Space & Communications, Inc.(b)	1,165	51,656
Meredith Corp.*	3,548	87,919
MSG Networks, Inc., Class A*	2,707	45,911
National CineMedia, Inc.	5,575	26,314
Saga Communications, Inc., Class A	340	7,031
Scholastic Corp.	2,598	74,822
Sinclair Broadcast Group, Inc., Class A	3,951	122,204
TechTarget, Inc.*	2,123	177,547
TEGNA, Inc.	19,619	357,654
Tribune Publishing Co.*	1,379	23,415
WideOpenWest, Inc.*	4,680	65,754
		2,104,615
Metals & Mining - 0.9%
Alcoa Corp.*	16,762	411,507
Allegheny Technologies, Inc.*	11,364	223,416
Arconic Corp.*	8,904	195,176
Caledonia Mining Corp. plc	1,044	14,783
Carpenter Technology Corp.	4,245	172,602
Century Aluminum Co.*	4,522	62,087
Cleveland-Cliffs, Inc.	40,652	542,298
Coeur Mining, Inc.*	21,667	195,220
Commercial Metals Co.	10,646	267,747
Compass Minerals International, Inc.	3,062	193,181
Gatos Silver, Inc.*	2,108	29,428
Gold Resource Corp.	5,985	16,100
Haynes International, Inc.	1,111	31,030
Hecla Mining Co.	46,712	305,029
Kaiser Aluminum Corp.	1,398	159,512
Materion Corp.	1,825	124,976
Novagold Resources, Inc.*	21,282	177,705
Olympic Steel, Inc.	822	14,664
Ryerson Holding Corp.*	1,445	18,395
Schnitzer Steel Industries, Inc., Class A	2,298	79,373
SunCoke Energy, Inc.	7,435	47,510
TimkenSteel Corp.*	4,013	32,425
United States Steel Corp.(b)	23,399	388,657
Warrior Met Coal, Inc.	4,603	88,239
Worthington Industries, Inc.	3,260	208,281
		3,999,341
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
Anworth Mortgage Asset Corp.	8,758	24,260
Apollo Commercial Real Estate Finance, Inc.	12,612	167,613
Arbor Realty Trust, Inc.(b)	10,331	172,218
Ares Commercial Real Estate Corp.	2,749	37,964
Arlington Asset Investment Corp., Class A*	2,964	11,886
ARMOUR Residential REIT, Inc.	5,728	69,137
Blackstone Mortgage Trust, Inc., Class A	12,309	359,423
Broadmark Realty Capital, Inc.	11,513	118,123
Capstead Mortgage Corp.	8,524	48,843
Cherry Hill Mortgage Investment Corp.(b)	1,362	13,375
Chimera Investment Corp.	17,185	198,315
Colony Credit Real Estate, Inc.	7,522	62,056
Dynex Capital, Inc.	1,992	37,489
Ellington Financial, Inc.	3,689	57,991
Ellington Residential Mortgage REIT(b)	810	9,922
Granite Point Mortgage Trust, Inc.	4,892	54,595
Great Ajax Corp.	1,840	20,700
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,574	369,656
Invesco Mortgage Capital, Inc.(b)	16,326	63,508
KKR Real Estate Finance Trust, Inc.	2,564	47,255
Ladder Capital Corp.	9,455	108,165
MFA Financial, Inc.	40,590	163,172
New York Mortgage Trust, Inc.	33,893	141,334
Orchid Island Capital, Inc.(b)	6,228	35,686
PennyMac Mortgage Investment Trust	8,780	166,557
Ready Capital Corp.	3,727	48,898
Redwood Trust, Inc.	10,026	98,656
TPG RE Finance Trust, Inc.	5,370	56,063
Two Harbors Investment Corp.	24,501	176,897
Western Asset Mortgage Capital Corp.	5,313	17,320
		2,957,077
Multiline Retail - 0.2%
Big Lots, Inc.	3,525	223,978
Dillard's, Inc., Class A(b)	660	52,602
Macy's, Inc.	27,947	425,074
		701,654
Multi-Utilities - 0.2%
Avista Corp.	6,141	246,930
Black Hills Corp.	5,632	333,189
NorthWestern Corp.	4,536	265,265

UltraPro Russell2000
Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Unitil Corp.	1,339	56,024
		901,408
Oil, Gas & Consumable Fuels - 1.0%
Adams Resources & Energy, Inc.	208	6,053
Antero Resources Corp.*	21,735	195,615
Arch Resources, Inc.	1,345	64,452
Ardmore Shipping Corp.*	3,002	11,828
Berry Corp.	6,050	30,008
Bonanza Creek Energy, Inc.*	1,684	53,770
Brigham Minerals, Inc., Class A	3,802	54,407
Clean Energy Fuels Corp.*	11,625	151,590
CNX Resources Corp.*	19,915	251,128
Comstock Resources, Inc.*	2,178	12,436
CONSOL Energy, Inc.*	1,857	20,074
Contango Oil & Gas Co.*(b)	6,768	32,960
CVR Energy, Inc.	2,640	58,291
Delek US Holdings, Inc.	5,584	137,141
DHT Holdings, Inc.	9,980	55,688
Diamond S Shipping, Inc.*(b)	2,444	19,796
Dorian LPG Ltd.*	3,369	41,944
Earthstone Energy, Inc., Class A*	2,109	14,932
Energy Fuels, Inc.*(b)	11,641	60,417
Evolution Petroleum Corp.	2,726	9,677
Falcon Minerals Corp.	3,412	13,477
Frontline Ltd.(b)	10,560	71,491
Golar LNG Ltd.*	8,146	91,968
Goodrich Petroleum Corp.*	825	8,011
Green Plains, Inc.*	3,064	77,581
International Seaways, Inc.	2,156	37,385
Kosmos Energy Ltd.	36,073	111,105
Magnolia Oil & Gas Corp., Class A*	11,088	133,721
Matador Resources Co.*	9,863	206,038
NACCO Industries, Inc., Class A	334	8,330
NextDecade Corp.*	1,890	3,742
Nordic American Tankers Ltd.(b)	13,193	39,183
Overseas Shipholding Group, Inc., Class A*	5,907	12,996
Ovintiv, Inc.	23,408	540,023
Par Pacific Holdings, Inc.*	3,576	63,188
PBF Energy, Inc., Class A*(b)	8,623	122,447
PDC Energy, Inc.*	8,933	312,208
Peabody Energy Corp.*	5,607	24,110
Penn Virginia Corp.*	1,204	17,627
PrimeEnergy Resources Corp.*	36	1,685
Range Resources Corp.*	19,150	184,606
Renewable Energy Group, Inc.*	3,419	265,896
REX American Resources Corp.*	486	45,718
Scorpio Tankers, Inc.	4,534	66,922
SFL Corp. Ltd.	8,474	63,894
SM Energy Co.	10,207	141,469
Southwestern Energy Co.*	57,906	234,519
Talos Energy, Inc.*	1,106	11,713
Tellurian, Inc.*(b)	15,037	46,464
Uranium Energy Corp.*(b)	17,444	36,981
W&T Offshore, Inc.*(b)	8,427	27,725
Whiting Petroleum Corp.*	110	3,773
World Fuel Services Corp.	5,593	173,831
		4,482,034
Paper & Forest Products - 0.2%
Clearwater Paper Corp.*	1,444	50,554
Domtar Corp.	4,917	182,175
Glatfelter Corp.	3,917	62,868
Louisiana-Pacific Corp.	9,831	468,054
Neenah, Inc.	1,507	83,367
Schweitzer-Mauduit International, Inc.	2,778	129,733
Verso Corp., Class A	2,806	35,075
		1,011,826
Personal Products - 0.2%
BellRing Brands, Inc., Class A*	3,570	81,110
Edgewell Personal Care Co.	4,883	149,371
elf Beauty, Inc.*	4,052	103,934
Inter Parfums, Inc.	1,600	117,072
Lifevantage Corp.*	1,224	10,710
Medifast, Inc.	1,008	255,014
Nature's Sunshine Products, Inc.*	791	13,036
Revlon, Inc., Class A*(b)	613	6,945
USANA Health Sciences, Inc.*	1,038	100,748
Veru, Inc.*(b)	4,742	65,535
		903,475
Pharmaceuticals - 0.9%
AcelRx Pharmaceuticals, Inc.*(b)	7,171	13,482
Aerie Pharmaceuticals, Inc.*	3,297	60,632
Agile Therapeutics, Inc.*(b)	6,081	17,453
Amneal Pharmaceuticals, Inc.*(b)	8,867	47,793
Amphastar Pharmaceuticals, Inc.*	3,240	56,797
ANI Pharmaceuticals, Inc.*	840	24,444
Aquestive Therapeutics, Inc.*(b)	1,773	8,120
Arvinas, Inc.*	3,083	241,399
Atea Pharmaceuticals, Inc.*(b)	1,292	97,365
Athira Pharma, Inc.*	1,165	25,700
Avenue Therapeutics, Inc.*(b)	575	2,703
Axsome Therapeutics, Inc.*	2,484	167,322
Aytu BioScience, Inc.*	213	1,634
BioDelivery Sciences International, Inc.*	8,019	33,680
Cara Therapeutics, Inc.*	3,689	67,693
Cassava Sciences, Inc.*(b)	2,912	141,465
Cerecor, Inc.*	3,244	10,932
Chiasma, Inc.*	4,478	17,419
Collegium Pharmaceutical, Inc.*	3,072	72,469
Corcept Therapeutics, Inc.*	8,709	219,031
CorMedix, Inc.*(b)	2,850	42,750
Cymabay Therapeutics, Inc.*	6,204	29,779
Durect Corp.*	18,349	40,735
Eloxx Pharmaceuticals, Inc.*(b)	2,392	10,788
Endo International plc*	20,269	160,733
Eton Pharmaceuticals, Inc.*(b)	1,533	12,126
Evofem Biosciences, Inc.*(b)	6,855	26,529
Evolus, Inc.*(b)	1,943	23,530
Fulcrum Therapeutics, Inc.*	1,271	16,027
Graybug Vision, Inc.*(b)	588	11,807
Harmony Biosciences Holdings, Inc.*	547	19,402
Harrow Health, Inc.*(b)	1,994	15,294
IMARA, Inc.*	683	8,599
Innoviva, Inc.*	5,673	64,842
Intra-Cellular Therapies, Inc.*	5,928	210,029
Kala Pharmaceuticals, Inc.*(b)	3,530	26,157
Kaleido Biosciences, Inc.*(b)	1,038	9,269
Lannett Co., Inc.*	2,937	17,798
Liquidia Corp.*(b)	2,422	6,782
Lyra Therapeutics, Inc.*	598	8,922
Marinus Pharmaceuticals, Inc.*(b)	2,539	38,364
NGM Biopharmaceuticals, Inc.*	2,125	56,780
Ocular Therapeutix, Inc.*	6,148	112,754
Odonate Therapeutics, Inc.*	1,392	29,302

UltraPro Russell2000
Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Omeros Corp.*(b)	5,295	105,582
Optinose, Inc.*	3,123	12,117
Osmotica Pharmaceuticals plc*(b)	1,135	4,313
Pacira BioSciences, Inc.*	3,816	280,476
Paratek Pharmaceuticals, Inc.*	3,910	29,247
Phathom Pharmaceuticals, Inc.*	960	42,288
Phibro Animal Health Corp., Class A	1,842	39,732
Pliant Therapeutics, Inc.*(b)	928	30,708
Prestige Consumer Healthcare, Inc.*	4,514	188,279
Provention Bio, Inc.*	4,253	54,098
Recro Pharma, Inc.*	1,718	5,893
Relmada Therapeutics, Inc.*	1,317	43,909
Revance Therapeutics, Inc.*	5,632	147,896
Satsuma Pharmaceuticals, Inc.*	814	4,624
scPharmaceuticals, Inc.*	635	4,686
SIGA Technologies, Inc.*	4,674	29,540
Strongbridge Biopharma plc*	3,930	12,340
Supernus Pharmaceuticals, Inc.*	4,366	117,314
Tarsus Pharmaceuticals, Inc.*(b)	536	19,430
TherapeuticsMD, Inc.*(b)	23,032	35,009
Theravance Biopharma, Inc.*	4,177	69,213
Tricida, Inc.*	2,528	12,918
Verrica Pharmaceuticals, Inc.*(b)	1,116	15,300
VYNE Therapeutics, Inc.*	3,248	24,230
WaVe Life Sciences Ltd.*	2,927	27,543
Xeris Pharmaceuticals, Inc.*(b)	4,111	22,405
Zogenix, Inc.*	4,983	105,690
		3,811,411
Professional Services - 0.7%
Acacia Research Corp.*	4,249	30,168
Akerna Corp.*(b)	1,550	8,571
ASGN, Inc.*	4,564	424,315
Barrett Business Services, Inc.	685	48,772
BGSF, Inc.	889	12,393
CBIZ, Inc.*	4,548	137,122
CRA International, Inc.	683	37,681
Exponent, Inc.	4,587	442,508
Forrester Research, Inc.*(b)	983	44,412
Franklin Covey Co.*	1,107	28,461
GP Strategies Corp.*	1,156	15,178
Heidrick & Struggles International, Inc.	1,721	61,767
Huron Consulting Group, Inc.*	2,024	103,022
ICF International, Inc.	1,634	136,357
Insperity, Inc.	3,200	283,840
Kelly Services, Inc., Class A*	3,002	62,502
Kforce, Inc.	1,778	91,300
Korn Ferry	4,896	301,349
Mastech Digital, Inc.*	372	5,952
Mistras Group, Inc.*	1,609	12,808
Red Violet, Inc.*(b)	593	13,757
Resources Connection, Inc.	2,724	34,758
TriNet Group, Inc.*	3,680	295,394
TrueBlue, Inc.*	3,143	65,469
Upwork, Inc.*	8,284	446,342
Willdan Group, Inc.*(b)	939	41,184
		3,185,382
Real Estate Management & Development - 0.5%
Altisource Portfolio Solutions SA*	413	4,200
American Realty Investors, Inc.*	84	772
Cushman & Wakefield plc*	9,892	153,128
eXp World Holdings, Inc.*	4,449	268,675
Fathom Holdings, Inc.*(b)	417	18,173
Forestar Group, Inc.*	1,494	31,807
FRP Holdings, Inc.*	584	26,362
Indus Realty Trust, Inc., REIT	294	17,840
Kennedy-Wilson Holdings, Inc.	10,782	202,270
Marcus & Millichap, Inc.*	2,088	79,073
Maui Land & Pineapple Co., Inc.*	588	6,950
Newmark Group, Inc., Class A	12,956	129,819
Rafael Holdings, Inc., Class B*	811	29,018
RE/MAX Holdings, Inc., Class A	1,630	68,004
Realogy Holdings Corp.*	10,255	154,645
Redfin Corp.*	8,916	675,298
RMR Group, Inc. (The), Class A	1,360	54,658
St Joe Co. (The)	2,942	148,071
Stratus Properties, Inc.*	535	12,995
Tejon Ranch Co.*	1,885	30,763
Transcontinental Realty Investors, Inc.*	132	2,746
		2,115,267
Road & Rail - 0.3%
ArcBest Corp.	2,252	132,845
Avis Budget Group, Inc.*	4,714	261,863
Covenant Logistics Group, Inc., Class A*	1,031	18,744
Daseke, Inc.*	4,073	22,483
Heartland Express, Inc.	4,356	79,279
Marten Transport Ltd.	5,304	85,819
PAM Transportation Services, Inc.*	164	9,510
Saia, Inc.*	2,341	469,441
Universal Logistics Holdings, Inc.	688	16,106
US Xpress Enterprises, Inc., Class A*	1,983	18,343
Werner Enterprises, Inc.	5,457	234,214
		1,348,647
Semiconductors & Semiconductor Equipment - 1.8%
Advanced Energy Industries, Inc.	3,400	355,130
Alpha & Omega Semiconductor Ltd.*	1,874	65,946
Ambarella, Inc.*	2,962	333,195
Amkor Technology, Inc.	8,930	213,338
Atomera, Inc.*(b)	1,549	43,341
Axcelis Technologies, Inc.*	2,966	109,356
AXT, Inc.*	3,535	45,708
Brooks Automation, Inc.	6,477	538,627
CEVA, Inc.*	1,956	119,766
CMC Materials, Inc.	2,593	442,107
Cohu, Inc.*	3,692	160,417
CyberOptics Corp.*	641	17,147
Diodes, Inc.*	3,831	300,810
DSP Group, Inc.*	1,998	31,109
FormFactor, Inc.*	6,915	313,734
GSI Technology, Inc.*	1,489	10,929
Ichor Holdings Ltd.*	2,007	85,819
Impinj, Inc.*	1,544	98,770
Lattice Semiconductor Corp.*	12,161	585,187
MACOM Technology Solutions Holdings, Inc.*	4,203	270,463
Maxeon Solar Technologies Ltd.*(b)	856	28,822
MaxLinear, Inc.*	6,148	244,506
NeoPhotonics Corp.*	4,448	42,745
NVE Corp.	413	29,104
Onto Innovation, Inc.*	4,247	265,268
PDF Solutions, Inc.*	2,581	47,387

UltraPro Russell2000
Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Photronics, Inc.*	5,643	67,208
Pixelworks, Inc.*	3,621	12,999
Power Integrations, Inc.	5,261	464,915
Rambus, Inc.*	10,148	212,905
Semtech Corp.*	5,778	423,585
Silicon Laboratories, Inc.*	3,889	605,673
SiTime Corp.*(b)	823	80,185
SMART Global Holdings, Inc.*	1,275	59,530
SunPower Corp.*(b)	6,844	237,966
Synaptics, Inc.*	3,077	412,410
Ultra Clean Holdings, Inc.*	3,585	166,272
Veeco Instruments, Inc.*	4,355	93,633
		7,636,012
Software - 3.1%
8x8, Inc.*	9,427	322,498
A10 Networks, Inc.*	5,368	50,137
ACI Worldwide, Inc.*	10,239	391,744
Agilysys, Inc.*	1,713	102,078
Alarm.com Holdings, Inc.*	4,250	373,490
Altair Engineering, Inc., Class A*	3,878	238,846
American Software, Inc., Class A	2,672	53,974
Appfolio, Inc., Class A*	1,452	238,157
Appian Corp.*(b)	3,191	548,533
Asure Software, Inc.*	1,222	9,519
Avaya Holdings Corp.*	7,389	219,232
Benefitfocus, Inc.*	2,586	39,307
Blackbaud, Inc.*	4,415	303,840
Blackline, Inc.*	4,572	567,019
Bottomline Technologies DE, Inc.*	3,963	177,859
Box, Inc., Class A*	12,669	232,476
Cerence, Inc.*	3,306	367,693
ChannelAdvisor Corp.*	2,496	56,410
Cloudera, Inc.*	18,313	295,572
Cognyte Software Ltd.*(b)	5,160	148,969
CommVault Systems, Inc.*	3,785	241,218
Cornerstone OnDemand, Inc.*	5,489	277,304
Digimarc Corp.*(b)	1,064	38,932
Digital Turbine, Inc.*	7,526	621,422
Domo, Inc., Class B*	2,328	148,364
Ebix, Inc.	2,396	58,415
eGain Corp.*	1,868	21,706
Envestnet, Inc.*	4,753	304,287
GTY Technology Holdings, Inc.*	3,954	28,983
Intelligent Systems Corp.*	671	26,625
InterDigital, Inc.	2,751	174,331
J2 Global, Inc.*	3,869	430,929
LivePerson, Inc.*	5,599	367,406
MicroStrategy, Inc., Class A*	637	478,011
Mimecast Ltd.*	5,106	218,945
Mitek Systems, Inc.*	3,632	55,497
Model N, Inc.*	3,057	129,464
OneSpan, Inc.*	2,978	69,566
Park City Group, Inc.*	1,109	6,743
Ping Identity Holding Corp.*	3,312	77,600
Progress Software Corp.	4,017	170,883
PROS Holdings, Inc.*	3,525	167,085
Q2 Holdings, Inc.*	4,505	549,069
QAD, Inc., Class A	1,039	66,704
Qualys, Inc.*	3,048	296,144
Rapid7, Inc.*	4,624	352,534
Rimini Street, Inc.*	2,041	15,859
Sailpoint Technologies Holdings, Inc.*	7,879	444,218
Sapiens International Corp. NV	2,449	76,850
SeaChange International, Inc.*	2,678	3,160
SecureWorks Corp., Class A*	794	11,457
ShotSpotter, Inc.*	719	30,184
Smith Micro Software, Inc.*	3,063	20,216
Sprout Social, Inc., Class A*	2,492	169,381
SPS Commerce, Inc.*	3,179	320,221
Sumo Logic, Inc.*	1,279	38,856
SVMK, Inc.*	10,999	204,801
Synchronoss Technologies, Inc.*	3,533	15,651
Tenable Holdings, Inc.*	6,358	260,106
Upland Software, Inc.*	2,381	117,693
Varonis Systems, Inc.*	2,990	548,785
Verint Systems, Inc.*	5,811	286,424
Veritone, Inc.*	2,098	75,633
VirnetX Holding Corp.(b)	5,663	39,415
Workiva, Inc.*	3,555	359,588
Xperi Holding Corp.	9,350	197,285
Yext, Inc.*	9,206	155,766
Zix Corp.*	4,887	36,066
Zuora, Inc., Class A*	8,983	134,116
		13,677,251
Specialty Retail - 1.8%
Aaron's Co., Inc. (The)*	3,011	66,122
Abercrombie & Fitch Co., Class A	5,587	152,916
Academy Sports & Outdoors, Inc.*(b)	2,716	65,075
American Eagle Outfitters, Inc.	13,498	346,899
America's Car-Mart, Inc.*	570	76,950
Asbury Automotive Group, Inc.*	1,724	292,132
At Home Group, Inc.*	4,797	120,836
Bed Bath & Beyond, Inc.	11,355	304,995
Boot Barn Holdings, Inc.*	2,563	154,856
Buckle, Inc. (The)	2,586	99,406
Caleres, Inc.	3,236	51,323
Camping World Holdings, Inc., Class A	2,930	91,709
Cato Corp. (The), Class A	1,889	23,310
Chico's FAS, Inc.	10,627	28,587
Children's Place, Inc. (The)*	1,267	87,740
Citi Trends, Inc.	880	68,543
Conn's, Inc.*	1,550	21,994
Container Store Group, Inc. (The)*	1,746	26,766
Designer Brands, Inc., Class A	5,499	68,683
Envela Corp.*	693	3,638
Express, Inc.*(b)	5,699	15,330
GameStop Corp., Class A*(b)	5,118	520,705
Genesco, Inc.*	1,288	57,883
Group 1 Automotive, Inc.	1,533	233,691
GrowGeneration Corp.*	3,286	149,940
Guess?, Inc.	3,559	89,722
Haverty Furniture Cos., Inc.	1,465	52,989
Hibbett Sports, Inc.*	1,487	95,555
Lithia Motors, Inc., Class A	2,333	872,425
Lumber Liquidators Holdings, Inc.*	2,563	63,486
MarineMax, Inc.*	1,837	82,022
Michaels Cos., Inc. (The)*	6,656	99,840
Monro, Inc.	2,961	183,552
Murphy USA, Inc.	2,423	302,027
National Vision Holdings, Inc.*	7,193	341,596
ODP Corp. (The)*	4,670	178,721
OneWater Marine, Inc., Class A*	753	26,814
Rent-A-Center, Inc.	4,330	250,101
RH*	1,410	691,422
Sally Beauty Holdings, Inc.*	10,102	162,642

UltraPro Russell2000
Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Shoe Carnival, Inc.	823	40,294
Signet Jewelers Ltd.*	4,676	232,771
Sleep Number Corp.*	2,423	332,266
Sonic Automotive, Inc., Class A	2,092	96,462
Sportsman's Warehouse Holdings, Inc.*	3,819	64,694
Tilly's, Inc., Class A*	1,996	20,599
Urban Outfitters, Inc.*	6,172	209,231
Winmark Corp.	263	46,417
Zumiez, Inc.*	1,882	84,841
		7,750,518
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp.*	10,818	387,717
Avid Technology, Inc.*	2,828	54,835
Corsair Gaming, Inc.*(b)	2,064	73,974
Diebold Nixdorf, Inc.*	6,276	91,127
Eastman Kodak Co.*(b)	1,395	12,025
Immersion Corp.*	1,537	15,232
Intevac, Inc.*	2,099	13,371
Quantum Corp.*	2,669	22,259
Super Micro Computer, Inc.*	3,957	129,117
		799,657
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc.*	5,994	459,860
Deckers Outdoor Corp.*	2,504	816,579
Fossil Group, Inc.*	4,191	63,452
G-III Apparel Group Ltd.*	3,945	113,577
Kontoor Brands, Inc.(b)	4,620	195,195
Lakeland Industries, Inc.*(b)	683	21,439
Movado Group, Inc.	1,396	31,829
Oxford Industries, Inc.	1,472	112,225
Rocky Brands, Inc.	616	26,851
Steven Madden Ltd.	7,386	273,208
Superior Group of Cos., Inc.	961	22,891
Unifi, Inc.*	1,220	30,415
Vera Bradley, Inc.*	1,823	17,300
Wolverine World Wide, Inc.	7,227	252,584
		2,437,405
Thrifts & Mortgage Finance - 0.9%
Axos Financial, Inc.*	5,122	236,995
Bogota Financial Corp.*	532	4,820
Bridgewater Bancshares, Inc.*	1,949	28,163
Capitol Federal Financial, Inc.	11,662	155,221
Columbia Financial, Inc.*	4,293	70,148
ESSA Bancorp, Inc.	824	12,945
Essent Group Ltd.	9,875	407,146
Federal Agricultural Mortgage Corp., Class C	824	71,070
Flagstar Bancorp, Inc.	4,298	186,490
FS Bancorp, Inc.	334	20,250
Greene County Bancorp, Inc.	268	6,408
Hingham Institution For Savings (The)	131	31,752
Home Bancorp, Inc.	667	21,577
HomeStreet, Inc.	1,901	81,667
Kearny Financial Corp.	7,167	81,345
Luther Burbank Corp.	1,636	16,704
Merchants Bancorp	781	26,577
Meridian Bancorp, Inc.	4,182	70,048
Meta Financial Group, Inc.	2,976	131,807
MMA Capital Holdings, Inc.*	431	9,568
Mr Cooper Group, Inc.*	6,774	213,042
NMI Holdings, Inc., Class A*	7,352	168,067
Northfield Bancorp, Inc.	4,282	58,621
Northwest Bancshares, Inc.	10,480	147,978
Oconee Federal Financial Corp.	74	1,850
OP Bancorp	1,080	9,925
PCSB Financial Corp.	1,274	20,588
PDL Community Bancorp*	654	6,658
PennyMac Financial Services, Inc.	3,796	224,761
Pioneer Bancorp, Inc.*	1,041	11,243
Premier Financial Corp.	3,317	101,699
Provident Bancorp, Inc.	1,513	18,534
Provident Financial Holdings, Inc.	533	8,395
Provident Financial Services, Inc.	6,437	130,221
Prudential Bancorp, Inc.	701	9,499
Radian Group, Inc.	17,121	349,268
Riverview Bancorp, Inc.	1,887	12,454
Security National Financial Corp., Class A*	856	7,713
Southern Missouri Bancorp, Inc.	689	25,314
Standard AVB Financial Corp.	378	12,349
Sterling Bancorp, Inc.*	1,461	7,510
Territorial Bancorp, Inc.	709	17,427
Timberland Bancorp, Inc.	666	18,481
TrustCo Bank Corp.	8,471	58,280
Walker & Dunlop, Inc.	2,530	252,140
Washington Federal, Inc.	6,764	204,408
Waterstone Financial, Inc.	1,941	37,714
Western New England Bancorp, Inc.	2,055	16,461
WSFS Financial Corp.	4,494	238,811
		4,060,112
Tobacco - 0.1%
Turning Point Brands, Inc.(b)	1,067	52,496
Universal Corp.	2,174	110,483
Vector Group Ltd.	12,494	170,543
		333,522
Trading Companies & Distributors - 0.8%
Alta Equipment Group, Inc.*(b)	1,548	16,424
Applied Industrial Technologies, Inc.	3,458	295,209
Beacon Roofing Supply, Inc.*	4,897	234,224
Boise Cascade Co.	3,490	174,291
CAI International, Inc.	1,500	66,000
DXP Enterprises, Inc.*	1,470	44,159
EVI Industries, Inc.*(b)	448	16,397
GATX Corp.	3,119	297,646
General Finance Corp.*	942	9,505
GMS, Inc.*	3,728	136,445
H&E Equipment Services, Inc.	2,859	88,429
Herc Holdings, Inc.*	2,178	191,141
Lawson Products, Inc.*	397	21,041
MRC Global, Inc.*	7,028	61,425
Nesco Holdings, Inc.*(b)	1,176	9,526
NOW, Inc.*	9,809	104,270
Rush Enterprises, Inc., Class A	3,654	155,039
Rush Enterprises, Inc., Class B	588	22,315
SiteOne Landscape Supply, Inc.*	3,930	622,944
Systemax, Inc.	1,115	40,251
Textainer Group Holdings Ltd.*	4,411	114,862
Titan Machinery, Inc.*	1,707	41,821
Transcat, Inc.*	630	28,243
Triton International Ltd.	5,418	313,052
Veritiv Corp.*	1,156	27,490
WESCO International, Inc.*	4,385	352,028

UltraPro Russell2000
Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Willis Lease Finance Corp.*	251	8,107
		3,492,284
Water Utilities - 0.2%
American States Water Co.	3,301	241,138
Artesian Resources Corp., Class A	719	26,603
Cadiz, Inc.*(b)	1,839	19,990
California Water Service Group	4,415	242,604
Consolidated Water Co. Ltd.	1,293	16,745
Global Water Resources, Inc.	1,151	19,947
Middlesex Water Co.	1,530	105,065
Pure Cycle Corp.*	1,724	20,274
SJW Group	2,354	147,549
York Water Co. (The)	1,151	47,893
		887,808
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	3,918	44,665
Gogo, Inc.*(b)	4,938	58,515
Shenandoah Telecommunications Co.	4,307	191,016
Spok Holdings, Inc.	1,587	17,013
		311,209
TOTAL COMMON STOCKS (Cost $243,933,868)		246,380,832

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(d)

Biotechnology - 0.0%
Contra Aduro Biotech I, CVR*(e)(f)	899	—
Oncternal Therapeutics, Inc., CVR*(e)(f)	23	—
Tobira Therapeutics, Inc., CVR*(e)(f)	218	—
		—
Food Products - 0.0%(d)
Contraf-Nicotex-Tobacco GmbH*(e)(f)	1,074	537
Pharmaceuticals - 0.0%
Omthera Pharmaceuticals, Inc., CVR*(e)(f)	363	—
TOTAL RIGHTS (Cost $2,658)		537

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(g) - 1.2%

INVESTMENT COMPANIES - 1.2%
BlackRock Liquidity FedFund, Institutional Class
0.04% (Cost $5,034,484)	5,034,484	5,034,484

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 5.1%

REPURCHASE AGREEMENTS(h) - 5.1%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $22,247,872
(Cost $22,247,853)	22,247,853	22,247,853

Total Investments - 63.0% (Cost $271,218,863)		273,663,706
Other assets less liabilities - 37.0%		160,570,569
Net Assets - 100.0%		434,234,275

UltraPro Russell2000
Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $68,423,340.
(b)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $7,646,405, collateralized in the form of cash with a value of $5,034,484 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $3,038,189 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from March 15, 2021 – August 15, 2050; a total value of $8,072,673.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Represents less than 0.05% of net assets.
(e)	Security fair valued as of February 28, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2021 amounted to $537, which represents approximately 0.00% of net assets of the Fund.
(f)	Illiquid security.
(g)	The security was purchased with cash collateral held from securities on loan at February 28, 2021. The total value of securities purchased was $5,034,484.
(h)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
CVR	Contingent Value Rights - No defined expiration

UltraPro Russell2000
Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

Futures Contracts Purchased
UltraPro Russell2000 had the following open long futures contracts as of February 28, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	161	3/19/2021	USD	$17,703,560	$1,931,198

Swap Agreements
UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
268,019,657	11/8/2021	Bank of America NA	(0.38)%	Russell 2000® Index	20,502,148
89,976,723	11/8/2021	BNP Paribas SA	0.02%	Russell 2000® Index	33,588,645
117,888,238	11/7/2022	Citibank NA	0.38%	Russell 2000® Index	551,456
102,698,792	11/8/2021	Credit Suisse International	0.57%	Russell 2000® Index	27,613,037
124,841,355	11/8/2021	Goldman Sachs International	0.34%	Russell 2000® Index	(2,035,293)
8,273,747	11/8/2021	Morgan Stanley & Co. International plc	(0.24)%	Russell 2000® Index	1,926,949
220,142,418	11/22/2021	Societe Generale	0.42%	Russell 2000® Index	44,520,090
106,841,168	12/6/2021	UBS AG	0.12%	Russell 2000® Index	25,627,277
1,038,682,098					152,294,309
				Total Unrealized Appreciation	154,329,602
				Total Unrealized Depreciation	(2,035,293)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro S&P500®

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 75.0%

Aerospace & Defense - 1.2%
Boeing Co. (The)*	21,809	4,623,726
General Dynamics Corp.	9,554	1,561,792
Howmet Aerospace, Inc.*	16,035	450,744
Huntington Ingalls Industries, Inc.	1,662	292,362
L3Harris Technologies, Inc.	8,636	1,570,975
Lockheed Martin Corp.	10,116	3,340,809
Northrop Grumman Corp.	6,369	1,857,583
Raytheon Technologies Corp.	62,412	4,493,040
Teledyne Technologies, Inc.*	1,517	562,807
Textron, Inc.	9,405	473,448
TransDigm Group, Inc.*	2,236	1,289,434
		20,516,720
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.(b)	5,587	507,579
Expeditors International of Washington, Inc.	6,954	638,655
FedEx Corp.	9,929	2,526,930
United Parcel Service, Inc., Class B	29,391	4,638,782
		8,311,946
Airlines - 0.2%
Alaska Air Group, Inc.*	5,081	330,367
American Airlines Group, Inc.*	25,103	525,657
Delta Air Lines, Inc.*	26,208	1,256,411
Southwest Airlines Co.	24,259	1,410,176
United Airlines Holdings, Inc.*	12,030	633,740
		4,156,351
Auto Components - 0.1%
Aptiv plc*(b)	11,099	1,663,074
BorgWarner, Inc.	10,048	452,160
		2,115,234
Automobiles - 1.4%
Ford Motor Co.*	160,585	1,878,845
General Motors Co.	51,762	2,656,943
Tesla, Inc.*	31,164	21,051,282
		25,587,070
Banks - 3.3%
Bank of America Corp.	312,853	10,859,128
Citigroup, Inc.	85,563	5,636,891
Citizens Financial Group, Inc.	17,550	762,372
Comerica, Inc.	5,714	389,123
Fifth Third Bancorp	29,278	1,015,654
First Republic Bank	7,149	1,177,798
Huntington Bancshares, Inc.(b)	41,807	641,319
JPMorgan Chase & Co.	125,270	18,435,986
KeyCorp	40,130	808,218
M&T Bank Corp.	5,273	795,907
People's United Financial, Inc.	17,460	313,232
PNC Financial Services Group, Inc. (The)	17,413	2,931,653
Regions Financial Corp.	39,472	814,307
SVB Financial Group*	2,129	1,075,911
Truist Financial Corp.	55,404	3,155,812
US Bancorp	56,338	2,816,900
Wells Fargo & Co.	169,910	6,145,645
Zions Bancorp NA	6,743	358,525
		58,134,381
Beverages - 1.1%
Brown-Forman Corp., Class B	7,501	536,922
Coca-Cola Co. (The)	158,947	7,786,813
Constellation Brands, Inc., Class A	6,964	1,491,271
Molson Coors Beverage Co., Class B	7,733	343,732
Monster Beverage Corp.*	15,188	1,332,595
PepsiCo, Inc.	56,792	7,336,958
		18,828,291
Biotechnology - 1.4%
AbbVie, Inc.	72,555	7,817,076
Alexion Pharmaceuticals, Inc.*	8,994	1,373,833
Amgen, Inc.	23,926	5,381,436
Biogen, Inc.*	6,322	1,725,147
Gilead Sciences, Inc.	51,514	3,162,960
Incyte Corp.*	7,652	601,906
Regeneron Pharmaceuticals, Inc.*	4,310	1,941,957
Vertex Pharmaceuticals, Inc.*	10,685	2,271,097
		24,275,412
Building Products - 0.3%
A O Smith Corp.	5,565	330,394
Allegion plc	3,782	411,406
Carrier Global Corp.	33,478	1,222,951
Fortune Brands Home & Security, Inc.	5,707	474,480
Johnson Controls International plc	29,748	1,659,641
Masco Corp.	10,757	572,487
Trane Technologies plc	9,865	1,511,713
		6,183,072
Capital Markets - 2.2%
Ameriprise Financial, Inc.	4,851	1,073,235
Bank of New York Mellon Corp. (The)	33,506	1,412,613
BlackRock, Inc.	5,831	4,049,629
Cboe Global Markets, Inc.	4,439	439,283
Charles Schwab Corp. (The)	61,304	3,783,683
CME Group, Inc.	14,751	2,945,775
Franklin Resources, Inc.	11,198	293,052
Goldman Sachs Group, Inc. (The)	14,138	4,516,808
Intercontinental Exchange, Inc.	23,066	2,544,410
Invesco Ltd.	15,481	347,084
MarketAxess Holdings, Inc.	1,560	867,266
Moody's Corp.	6,636	1,824,170
Morgan Stanley	61,664	4,740,112
MSCI, Inc.	3,407	1,412,270
Nasdaq, Inc.	4,718	652,452
Northern Trust Corp.	8,551	813,457
Raymond James Financial, Inc.	5,008	584,634
S&P Global, Inc.	9,889	3,257,041
State Street Corp.	14,497	1,054,947
T. Rowe Price Group, Inc.	9,306	1,508,875
		38,120,796
Chemicals - 1.4%
Air Products and Chemicals, Inc.	9,083	2,321,796
Albemarle Corp.	4,739	745,018
Celanese Corp.	4,802	667,046
CF Industries Holdings, Inc.	8,790	398,011
Corteva, Inc.	30,616	1,382,312
Dow, Inc.	30,484	1,808,006
DuPont de Nemours, Inc.	22,047	1,550,345
Eastman Chemical Co.	5,568	608,360
Ecolab, Inc.	10,207	2,136,938
FMC Corp.	5,332	542,211
International Flavors & Fragrances, Inc.	10,220	1,384,912
Linde plc	21,569	5,268,660

UltraPro S&P500®

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
LyondellBasell Industries NV, Class A	10,567	1,089,352
Mosaic Co. (The)	14,179	416,863
PPG Industries, Inc.	9,707	1,308,698
Sherwin-Williams Co. (The)	3,360	2,285,942
		23,914,470
Commercial Services & Supplies - 0.3%
Cintas Corp.	3,614	1,172,165
Copart, Inc.*	8,538	932,008
Republic Services, Inc.	8,646	770,272
Rollins, Inc.(b)	9,091	301,548
Waste Management, Inc.	15,977	1,771,690
		4,947,683
Communications Equipment - 0.6%
Arista Networks, Inc.*	2,238	626,282
Cisco Systems, Inc.	173,652	7,791,765
F5 Networks, Inc.*	2,531	480,839
Juniper Networks, Inc.	13,548	315,398
Motorola Solutions, Inc.	6,965	1,222,218
		10,436,502
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	5,326	612,916
Quanta Services, Inc.	5,704	478,280
		1,091,196
Construction Materials - 0.1%
Martin Marietta Materials, Inc.(b)	2,557	861,377
Vulcan Materials Co.	5,444	909,093
		1,770,470
Consumer Finance - 0.4%
American Express Co.	26,804	3,625,509
Capital One Financial Corp.	18,795	2,258,971
Discover Financial Services	12,593	1,184,624
Synchrony Financial	22,312	863,028
		7,932,132
Containers & Packaging - 0.3%
Amcor plc	64,460	705,192
Avery Dennison Corp.	3,428	600,620
Ball Corp.	13,442	1,147,812
International Paper Co.	16,155	802,096
Packaging Corp. of America	3,900	514,878
Sealed Air Corp.	6,373	267,029
Westrock Co.	10,796	470,598
		4,508,225
Distributors - 0.1%
Genuine Parts Co.	5,928	624,515
LKQ Corp.*	11,507	453,260
Pool Corp.	1,649	552,036
		1,629,811
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class B*	79,980	19,235,990

Diversified Telecommunication Services - 1.0%
AT&T, Inc.	292,852	8,167,642
Lumen Technologies, Inc.	40,578	498,704
Verizon Communications, Inc.	170,062	9,404,428
		18,070,774
Electric Utilities - 1.2%
Alliant Energy Corp.	10,264	473,786
American Electric Power Co., Inc.	20,397	1,526,716
Duke Energy Corp.	30,245	2,588,670
Edison International	15,558	839,977
Entergy Corp.	8,229	714,360
Evergy, Inc.	9,322	499,939
Eversource Energy	14,088	1,119,714
Exelon Corp.	40,094	1,547,628
FirstEnergy Corp.	22,301	739,055
NextEra Energy, Inc.	80,509	5,915,801
NRG Energy, Inc.	10,036	366,414
Pinnacle West Capital Corp.	4,628	323,636
PPL Corp.	31,594	827,447
Southern Co. (The)	43,406	2,461,988
Xcel Energy, Inc.	21,593	1,265,134
		21,210,265
Electrical Equipment - 0.4%
AMETEK, Inc.	9,453	1,115,170
Eaton Corp. plc	16,383	2,132,903
Emerson Electric Co.	24,578	2,111,250
Rockwell Automation, Inc.	4,773	1,161,176
		6,520,499
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	12,291	1,544,733
CDW Corp.	5,877	922,043
Corning, Inc.	31,399	1,200,698
FLIR Systems, Inc.	5,388	287,719
IPG Photonics Corp.*	1,469	333,977
Keysight Technologies, Inc.*	7,613	1,077,392
TE Connectivity Ltd.	13,594	1,767,628
Trimble, Inc.*	10,281	762,233
Vontier Corp.*	6,923	217,382
Zebra Technologies Corp., Class A*	2,191	1,094,251
		9,208,056
Energy Equipment & Services - 0.2%
Baker Hughes Co.	28,182	689,895
Halliburton Co.	36,332	793,128
NOV, Inc.	15,955	240,921
Schlumberger NV	57,209	1,596,703
		3,320,647
Entertainment - 1.7%
Activision Blizzard, Inc.	31,762	3,036,765
Electronic Arts, Inc.	11,919	1,596,788
Live Nation Entertainment, Inc.*	5,877	522,230
Netflix, Inc.*	18,154	9,782,283
Take-Two Interactive Software, Inc.*	4,726	871,758
Walt Disney Co. (The)*	74,405	14,065,521
		29,875,345
Equity Real Estate Investment Trusts (REITs) - 1.8%
Alexandria Real Estate Equities, Inc.	5,089	812,662
American Tower Corp.	18,258	3,946,102
AvalonBay Communities, Inc.	5,735	1,007,926
Boston Properties, Inc.	5,823	577,234
Crown Castle International Corp.	17,725	2,760,669
Digital Realty Trust, Inc.	11,514	1,551,281
Duke Realty Corp.	15,286	599,975
Equinix, Inc.	3,663	2,374,869
Equity Residential	14,074	920,580
Essex Property Trust, Inc.	2,682	683,347
Extra Space Storage, Inc.	5,311	667,593
Federal Realty Investment Trust	2,829	286,210
Healthpeak Properties, Inc.	22,124	643,587
Host Hotels & Resorts, Inc.	28,986	480,878
Iron Mountain, Inc.(b)	11,843	412,018
Kimco Realty Corp.	17,774	325,797

UltraPro S&P500®

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Mid-America Apartment Communities, Inc.	4,699	633,096
Prologis, Inc.	30,382	3,009,945
Public Storage	6,250	1,462,125
Realty Income Corp.	14,423	869,130
Regency Centers Corp.	6,486	355,303
SBA Communications Corp.	4,568	1,165,434
Simon Property Group, Inc.	13,474	1,521,484
SL Green Realty Corp.(b)	2,984	206,105
UDR, Inc.	12,103	498,281
Ventas, Inc.	15,392	814,237
Vornado Realty Trust	6,447	276,834
Welltower, Inc.	17,149	1,164,417
Weyerhaeuser Co.	30,673	1,038,895
		31,066,014
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	18,132	6,001,692
Kroger Co. (The)	31,821	1,024,955
Sysco Corp.	20,935	1,667,054
Walgreens Boots Alliance, Inc.	29,537	1,415,708
Walmart, Inc.	56,975	7,402,192
		17,511,601
Food Products - 0.7%
Archer-Daniels-Midland Co.	22,864	1,293,645
Campbell Soup Co.	8,324	378,576
Conagra Brands, Inc.	20,074	681,111
General Mills, Inc.	25,124	1,382,071
Hershey Co. (The)	6,060	882,639
Hormel Foods Corp.	11,538	535,017
J M Smucker Co. (The)	4,688	525,056
Kellogg Co.	10,455	603,358
Kraft Heinz Co. (The)	26,627	968,690
Lamb Weston Holdings, Inc.	6,012	479,577
McCormick & Co., Inc. (Non-Voting)	10,221	861,426
Mondelez International, Inc., Class A	58,776	3,124,532
Tyson Foods, Inc., Class A	12,089	818,063
		12,533,761
Gas Utilities - 0.0%(c)
Atmos Energy Corp.	5,176	437,941

Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	72,838	8,724,536
ABIOMED, Inc.*	1,858	603,014
Align Technology, Inc.*	2,946	1,670,706
Baxter International, Inc.	20,991	1,630,791
Becton Dickinson and Co.	11,918	2,874,026
Boston Scientific Corp.*	58,847	2,282,087
Cooper Cos., Inc. (The)	2,013	777,280
Danaher Corp.	25,980	5,707,027
DENTSPLY SIRONA, Inc.	8,982	476,675
DexCom, Inc.*	3,948	1,570,435
Edwards Lifesciences Corp.*	25,612	2,128,357
Hologic, Inc.*	10,562	761,414
IDEXX Laboratories, Inc.*	3,505	1,823,196
Intuitive Surgical, Inc.*	4,834	3,561,691
Medtronic plc	55,319	6,470,663
ResMed, Inc.	5,955	1,148,005
STERIS plc	3,506	612,849
Stryker Corp.	13,435	3,260,540
Teleflex, Inc.	1,913	761,603
Varian Medical Systems, Inc.*	3,754	657,964
West Pharmaceutical Services, Inc.	3,039	852,895
Zimmer Biomet Holdings, Inc.	8,517	1,388,782
		49,744,536
Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	6,041	611,470
Anthem, Inc.	10,222	3,099,208
Cardinal Health, Inc.	12,060	621,331
Centene Corp.*	23,826	1,394,774
Cigna Corp.	14,848	3,116,595
CVS Health Corp.	53,793	3,664,917
DaVita, Inc.*	3,038	310,271
HCA Healthcare, Inc.	10,848	1,866,181
Henry Schein, Inc.*	5,869	362,998
Humana, Inc.	5,435	2,063,398
Laboratory Corp. of America Holdings*	4,003	960,360
McKesson Corp.	6,598	1,118,493
Quest Diagnostics, Inc.	5,540	640,369
UnitedHealth Group, Inc.	38,992	12,953,922
Universal Health Services, Inc., Class B*	3,193	400,179
		33,184,466
Health Care Technology - 0.0%(c)
Cerner Corp.	12,597	870,957

Hotels, Restaurants & Leisure - 1.3%
Carnival Corp.*	32,786	877,025
Chipotle Mexican Grill, Inc.*	1,152	1,661,184
Darden Restaurants, Inc.	5,350	734,716
Domino's Pizza, Inc.	1,618	560,653
Hilton Worldwide Holdings, Inc.*	11,404	1,410,447
Las Vegas Sands Corp.	13,496	844,850
Marriott International, Inc., Class A*	10,929	1,618,257
McDonald's Corp.	30,620	6,312,007
MGM Resorts International	16,847	636,648
Norwegian Cruise Line Holdings Ltd.*(b)	12,974	383,511
Royal Caribbean Cruises Ltd.	7,654	713,889
Starbucks Corp.	48,236	5,210,935
Wynn Resorts Ltd.*	4,279	563,673
Yum! Brands, Inc.	12,399	1,283,668
		22,811,463
Household Durables - 0.3%
DR Horton, Inc.	13,629	1,047,661
Garmin Ltd.	6,132	760,491
Leggett & Platt, Inc.	5,443	235,519
Lennar Corp., Class A(b)	11,304	937,893
Mohawk Industries, Inc.*	2,458	430,125
Newell Brands, Inc.	15,520	359,598
NVR, Inc.*	141	634,618
PulteGroup, Inc.	11,016	496,932
Whirlpool Corp.	2,569	488,316
		5,391,153
Household Products - 1.1%
Church & Dwight Co., Inc.	10,211	804,116
Clorox Co. (The)	5,182	938,201
Colgate-Palmolive Co.	35,226	2,648,995
Kimberly-Clark Corp.	13,979	1,793,925
Procter & Gamble Co. (The)	101,903	12,588,078
		18,773,315

UltraPro S&P500®

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Independent Power and Renewable Electricity Producers - 0.0%(c)
AES Corp. (The)	27,335	726,018

Industrial Conglomerates - 0.9%
3M Co.	23,705	4,149,797
General Electric Co.	359,996	4,514,350
Honeywell International, Inc.	28,839	5,835,572
Roper Technologies, Inc.	4,311	1,627,920
		16,127,639
Insurance - 1.4%
Aflac, Inc.	26,846	1,285,655
Allstate Corp. (The)	12,495	1,331,967
American International Group, Inc.	35,407	1,556,138
Aon plc, Class A(b)	9,395	2,139,335
Arthur J Gallagher & Co.	7,902	946,660
Assurant, Inc.	2,438	300,410
Chubb Ltd.	18,552	3,016,184
Cincinnati Financial Corp.(b)	6,151	601,998
Everest Re Group Ltd.	1,641	396,810
Globe Life, Inc.	3,959	369,771
Hartford Financial Services Group, Inc. (The)	14,725	746,410
Lincoln National Corp.	7,466	424,591
Loews Corp.	9,602	459,072
Marsh & McLennan Cos., Inc.	20,845	2,401,761
MetLife, Inc.	31,438	1,810,829
Principal Financial Group, Inc.	10,501	594,147
Progressive Corp. (The)	24,064	2,068,301
Prudential Financial, Inc.	16,273	1,411,195
Travelers Cos., Inc. (The)	10,408	1,514,364
Unum Group	8,371	221,664
W R Berkley Corp.	5,789	401,351
Willis Towers Watson plc	5,297	1,168,730
		25,167,343
Interactive Media & Services - 4.4%
Alphabet, Inc., Class A*	12,357	24,984,742
Alphabet, Inc., Class C*	11,928	24,295,666
Facebook, Inc., Class A*	98,793	25,451,053
Twitter, Inc.*	32,687	2,518,860
		77,250,321
Internet & Direct Marketing Retail - 3.5%
Amazon.com, Inc.*	17,525	54,203,598
Booking Holdings, Inc.*	1,681	3,914,225
eBay, Inc.	26,911	1,518,319
Etsy, Inc.*	5,184	1,141,880
Expedia Group, Inc.	5,587	899,507
		61,677,529
IT Services - 4.0%
Accenture plc, Class A	26,039	6,533,185
Akamai Technologies, Inc.*	6,687	631,921
Automatic Data Processing, Inc.	17,625	3,067,102
Broadridge Financial Solutions, Inc.	4,750	676,828
Cognizant Technology Solutions Corp., Class A	21,974	1,614,650
DXC Technology Co.	10,458	263,751
Fidelity National Information Services, Inc.	25,502	3,519,276
Fiserv, Inc.*	23,632	2,726,424
FleetCor Technologies, Inc.*	3,427	950,341
Gartner, Inc.*	3,670	657,077
Global Payments, Inc.	12,299	2,435,079
International Business Machines Corp.	36,622	4,355,454
Jack Henry & Associates, Inc.	3,136	465,508
Leidos Holdings, Inc.	5,500	486,475
Mastercard, Inc., Class A	36,154	12,793,093
Paychex, Inc.	13,148	1,197,388
PayPal Holdings, Inc.*	48,155	12,513,077
VeriSign, Inc.*	4,126	800,568
Visa, Inc., Class A	69,666	14,796,362
Western Union Co. (The)	16,895	392,302
		70,875,861
Leisure Products - 0.0%(c)
Hasbro, Inc.	5,238	490,853

Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	12,573	1,534,786
Bio-Rad Laboratories, Inc., Class A*	886	517,867
Illumina, Inc.*	5,998	2,635,581
IQVIA Holdings, Inc.*	7,878	1,518,800
Mettler-Toledo International, Inc.*	977	1,090,381
PerkinElmer, Inc.	4,603	580,392
Thermo Fisher Scientific, Inc.	16,287	7,330,453
Waters Corp.*	2,549	698,120
		15,906,380
Machinery - 1.3%
Caterpillar, Inc.	22,328	4,820,169
Cummins, Inc.	6,085	1,540,722
Deere & Co.	12,877	4,495,618
Dover Corp.	5,922	729,946
Flowserve Corp.	5,352	198,024
Fortive Corp.	13,855	911,936
IDEX Corp.	3,111	607,174
Illinois Tool Works, Inc.	11,837	2,393,205
Ingersoll Rand, Inc.*	15,276	707,890
Otis Worldwide Corp.	16,736	1,066,250
PACCAR, Inc.	14,239	1,295,607
Parker-Hannifin Corp.	5,293	1,518,879
Pentair plc	6,837	382,393
Snap-on, Inc.	2,227	452,326
Stanley Black & Decker, Inc.	6,584	1,151,147
Westinghouse Air Brake Technologies Corp.	7,354	532,650
Xylem, Inc.	7,408	737,540
		23,541,476
Media - 1.0%
Charter Communications, Inc., Class A*	5,995	3,677,453
Comcast Corp., Class A	187,639	9,892,328
Discovery, Inc., Class A*(b)	6,591	349,521
Discovery, Inc., Class C*	12,124	545,580
DISH Network Corp., Class A*	10,164	320,268
Fox Corp., Class A	13,874	462,143
Fox Corp., Class B	6,355	202,915
Interpublic Group of Cos., Inc. (The)	16,027	418,625
News Corp., Class A	16,069	376,818
News Corp., Class B	5,004	114,692
Omnicom Group, Inc.	8,833	607,092
ViacomCBS, Inc.(b)	23,221	1,497,522
		18,464,957
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.*	59,709	2,024,732

UltraPro S&P500®

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Newmont Corp.	33,016	1,795,410
Nucor Corp.	12,409	742,307
		4,562,449
Multiline Retail - 0.4%
Dollar General Corp.	10,067	1,902,563
Dollar Tree, Inc.*	9,665	949,103
Target Corp.	20,580	3,775,195
		6,626,861
Multi-Utilities - 0.6%
Ameren Corp.	10,161	714,013
CenterPoint Energy, Inc.	22,391	435,281
CMS Energy Corp.	11,769	636,821
Consolidated Edison, Inc.	14,059	922,973
Dominion Energy, Inc.	33,529	2,290,701
DTE Energy Co.	7,957	936,698
NiSource, Inc.	15,751	340,222
Public Service Enterprise Group, Inc.	20,789	1,119,072
Sempra Energy	11,855	1,374,943
WEC Energy Group, Inc.	12,966	1,045,578
		9,816,302
Oil, Gas & Consumable Fuels - 1.9%
Apache Corp.	15,514	306,091
Cabot Oil & Gas Corp.	16,382	303,231
Chevron Corp.	79,113	7,911,300
ConocoPhillips	55,659	2,894,825
Devon Energy Corp.	24,313	523,702
Diamondback Energy, Inc.	6,493	449,835
EOG Resources, Inc.	23,975	1,547,826
Exxon Mobil Corp.	173,766	9,447,657
Hess Corp.	11,231	735,967
HollyFrontier Corp.	6,128	232,129
Kinder Morgan, Inc.	80,010	1,176,147
Marathon Oil Corp.	32,441	360,095
Marathon Petroleum Corp.	26,741	1,460,593
Occidental Petroleum Corp.	34,445	916,582
ONEOK, Inc.	18,265	808,957
Phillips 66	17,953	1,490,997
Pioneer Natural Resources Co.	8,311	1,234,765
Valero Energy Corp.	16,760	1,290,185
Williams Cos., Inc. (The)	49,873	1,139,099
		34,229,983
Personal Products - 0.1%
Estee Lauder Cos., Inc. (The), Class A	9,310	2,661,357

Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co.	92,867	5,695,533
Catalent, Inc.*	6,770	769,817
Eli Lilly and Co.	32,631	6,685,766
Johnson & Johnson	108,187	17,143,312
Merck & Co., Inc.	103,976	7,550,737
Perrigo Co. plc(b)	5,609	226,379
Pfizer, Inc.	228,429	7,650,087
Viatris, Inc.*	49,579	736,248
Zoetis, Inc.	19,534	3,032,458
		49,490,337
Professional Services - 0.2%
Equifax, Inc.	4,999	809,238
IHS Markit Ltd.	15,316	1,380,891
Nielsen Holdings plc	14,671	328,777
Robert Half International, Inc.	4,684	364,368
Verisk Analytics, Inc.	6,679	1,094,354
		3,977,628
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	13,785	1,044,489

Road & Rail - 0.8%
CSX Corp.	31,430	2,877,417
JB Hunt Transport Services, Inc.	3,430	503,764
Kansas City Southern	3,845	816,447
Norfolk Southern Corp.	10,441	2,631,759
Old Dominion Freight Line, Inc.	3,955	849,415
Union Pacific Corp.	27,700	5,705,092
		13,383,894
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices, Inc.*	49,429	4,177,245
Analog Devices, Inc.	15,185	2,366,127
Applied Materials, Inc.	37,530	4,435,671
Broadcom, Inc.	16,622	7,810,179
Enphase Energy, Inc.*	5,194	914,456
Intel Corp.	168,415	10,236,264
KLA Corp.	6,346	1,975,066
Lam Research Corp.	5,918	3,356,630
Maxim Integrated Products, Inc.	10,984	1,023,379
Microchip Technology, Inc.	10,699	1,632,988
Micron Technology, Inc.*	45,751	4,187,589
Monolithic Power Systems, Inc.	1,744	653,163
NVIDIA Corp.	25,441	13,956,424
Qorvo, Inc.*	4,687	818,959
QUALCOMM, Inc.	46,479	6,329,975
Skyworks Solutions, Inc.	6,826	1,213,799
Teradyne, Inc.(b)	6,825	877,763
Texas Instruments, Inc.	37,724	6,498,713
Xilinx, Inc.	10,072	1,312,382
		73,776,772
Software - 6.4%
Adobe, Inc.*	19,713	9,061,475
ANSYS, Inc.*	3,528	1,203,013
Autodesk, Inc.*	9,037	2,494,212
Cadence Design Systems, Inc.*	11,464	1,617,456
Citrix Systems, Inc.	5,058	675,647
Fortinet, Inc.*	5,538	935,091
Intuit, Inc.	10,800	4,213,512
Microsoft Corp.	310,708	72,202,325
NortonLifeLock, Inc.	24,323	474,542
Oracle Corp.	77,953	5,028,748
Paycom Software, Inc.*	2,011	752,597
salesforce.com, Inc.*	37,605	8,141,482
ServiceNow, Inc.*	8,019	4,277,816
Synopsys, Inc.*	6,271	1,537,712
Tyler Technologies, Inc.*	1,656	767,423
		113,383,051
Specialty Retail - 1.6%
Advance Auto Parts, Inc.	2,789	447,216
AutoZone, Inc.*	953	1,105,404
Best Buy Co., Inc.	9,469	950,214
CarMax, Inc.*	6,746	806,214
Gap, Inc. (The)*	8,454	210,927
Home Depot, Inc. (The)	44,244	11,429,995
L Brands, Inc.*	9,601	524,791
Lowe's Cos., Inc.	30,114	4,810,711
O'Reilly Automotive, Inc.*	2,979	1,332,596
Ross Stores, Inc.	14,631	1,706,560
TJX Cos., Inc. (The)	49,339	3,255,881

UltraPro S&P500®

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Tractor Supply Co.	4,786	760,783
Ulta Beauty, Inc.*	2,313	745,549
		28,086,841
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	656,711	79,632,776
Hewlett Packard Enterprise Co.	52,892	770,107
HP, Inc.	56,445	1,635,212
NetApp, Inc.	9,178	574,543
Seagate Technology plc	9,184	672,544
Western Digital Corp.	12,503	856,831
Xerox Holdings Corp.	6,849	174,512
		84,316,525
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.	14,315	253,232
NIKE, Inc., Class B	51,570	6,950,605
PVH Corp.	2,920	291,883
Ralph Lauren Corp.	1,980	231,818
Tapestry, Inc.	11,403	480,522
Under Armour, Inc., Class A*	7,749	169,626
Under Armour, Inc., Class C*(b)	7,999	145,582
VF Corp.	13,142	1,039,927
		9,563,195
Tobacco - 0.5%
Altria Group, Inc.	76,374	3,329,906
Philip Morris International, Inc.	63,998	5,377,112
		8,707,018
Trading Companies & Distributors - 0.1%
Fastenal Co.	23,595	1,094,100
United Rentals, Inc.*(b)	2,967	882,326
WW Grainger, Inc.	1,853	690,632
		2,667,058
Water Utilities - 0.1%
American Water Works Co., Inc.	7,450	1,057,006

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	23,974	2,876,161

TOTAL COMMON STOCKS (Cost $1,267,259,162)		1,322,681,849

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 4.3%

REPURCHASE AGREEMENTS(d) - 4.3%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $75,230,290
(Cost $75,230,229)	75,230,229	75,230,229

Total Investments - 79.3% (Cost $1,342,489,391)		1,397,912,078
Other assets less liabilities - 20.7%		364,276,136
Net Assets - 100.0%		1,762,188,214

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $557,762,989.
(b)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $4,977,753, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from March 15, 2021 – May 15, 2050; a total value of $5,065,115.
(c)	Represents less than 0.05% of net assets.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraPro S&P500®

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Futures Contracts Purchased
UltraPro S&P500® had the following open long futures contracts as of February 28, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	384	3/19/2021	USD	$73,136,640	$2,433,852

Swap Agreements
UltraPro S&P500® had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
1,366,194,374	11/8/2021	Bank of America NA	0.42%	S&P 500®	40,733,626
287,528,401	11/8/2021	BNP Paribas SA	0.67%	S&P 500®	(115,779,783)
767,336,941	12/6/2021	Citibank NA	0.58%	S&P 500®	58,373,550
380,185,079	11/8/2021	Credit Suisse International	0.72%	S&P 500®	130,010,968
367,840,765	11/8/2021	Goldman Sachs International	0.64%	S&P 500®	7,450,924
166,520,577	11/8/2021	J.P. Morgan Securities	0.49%	S&P 500®	(3,363,545)
29,254,387	11/8/2021	Morgan Stanley & Co. International plc	0.13%	S&P 500®	5,684,624
500,007,635	11/7/2022	Societe Generale	0.47%	S&P 500®	13,264,500
26,220,712	11/8/2021	UBS AG	0.62%	S&P 500®	99,428,821
3,891,088,871					235,803,685
				Total Unrealized Appreciation	354,947,013
				Total Unrealized Depreciation	(119,143,328)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 74.6%

REPURCHASE AGREEMENTS(a) - 74.6%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $50,442,258
(Cost $50,442,217)	50,442,217	50,442,217

Total Investments - 74.6% (Cost $50,442,217)		50,442,217
Other assets less liabilities - 25.4%		17,191,690
Net Assets - 100.0%		67,633,907

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraPro Short 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Futures Contracts Sold

UltraPro Short 20+ Year Treasury had the following open short futures contracts as of February 28, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury Long Bond	15	6/21/2021	USD	$2,388,281	$6,258

Swap Agreements

UltraPro Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(65,047,680)	11/6/2021	Bank of America NA	0.08%	ICE U.S. Treasury 20+ Year Bond Index	(325,639)
(41,970,751)	11/8/2021	Citibank NA	0.33%	ICE U.S. Treasury 20+ Year Bond Index	3,804,455
(51,874,415)	11/8/2021	Goldman Sachs International	0.23%	ICE U.S. Treasury 20+ Year Bond Index	2,675,815
(42,901,577)	11/8/2021	Societe Generale	0.20%	ICE U.S. Treasury 20+ Year Bond Index	5,010,584
(201,794,423)					11,165,215
				Total Unrealized Appreciation	11,490,854
				Total Unrealized Depreciation	(325,639)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short Dow30SM

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 121.1%

REPURCHASE AGREEMENTS(a) - 37.0%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $174,087,131
(Cost $174,086,989)	174,086,989	174,086,989

U.S. TREASURY OBLIGATIONS(b) - 84.1%
U.S. Treasury Bills
0.09%, 3/4/2021(c)	25,000,000	24,999,964
0.06%, 3/18/2021(c)	55,000,000	54,999,502
0.13%, 3/25/2021(c)	25,000,000	24,999,646
0.04%, 4/1/2021(c)	40,000,000	39,999,053
0.08%, 4/15/2021(c)	20,000,000	19,999,250
0.12%, 4/22/2021(c)	25,000,000	24,999,187
0.07%, 5/6/2021(c)	75,000,000	74,996,333
0.09%, 5/20/2021(c)	30,000,000	29,997,767
0.03%, 7/1/2021(c)	25,000,000	24,996,929
0.12%, 7/15/2021(c)	25,000,000	24,996,694
0.05%, 8/12/2021(c)	50,000,000	49,990,035
TOTAL U.S. TREASURY OBLIGATIONS (Cost $394,947,784)		394,974,360

TOTAL SHORT-TERM INVESTMENTS (Cost $569,034,773)		569,061,349

Total Investments - 121.1% (Cost $569,034,773)		569,061,349
Liabilities in excess of other assets - (21.1%)		(98,963,197)
Net Assets - 100.0%		470,098,152

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $109,672,726.
(c)	The rate shown was the current yield as of February 28, 2021.

UltraPro Short Dow30SM

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of February 28, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	411	3/19/2021	USD	$63,524,160	$534,513

Swap Agreements

UltraPro Short Dow30SM had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(310,220,739)	12/6/2021	Bank of America NA	(0.12)%	Dow Jones Industrial AverageSM	(28,182,031)
(164,900,464)	11/8/2021	BNP Paribas SA	(0.37)%	Dow Jones Industrial AverageSM	(21,614,292)
(70,402,074)	11/7/2022	Citibank NA	(0.40)%	Dow Jones Industrial AverageSM	1,096,429
(135,019,795)	11/8/2021	Credit Suisse International	(0.42)%	Dow Jones Industrial AverageSM	(4,503,848)
(15,528,050)	11/8/2021	Goldman Sachs International	(0.29)%	Dow Jones Industrial AverageSM	(483,618)
(411,400,521)	11/8/2021	Morgan Stanley & Co. International plc	0.47%	Dow Jones Industrial AverageSM	(11,539,128)
(166,663,610)	1/6/2022	Societe Generale	(0.17)%	Dow Jones Industrial AverageSM	(5,437,196)
(72,744,552)	11/8/2021	UBS AG	(0.32)%	Dow Jones Industrial AverageSM	(11,563,286)
(1,346,879,805)					(82,226,970)
				Total Unrealized Appreciation	1,096,429
				Total Unrealized Depreciation	(83,323,399)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short MidCap400

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 98.9%

REPURCHASE AGREEMENTS(a) - 98.9%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $5,536,489
(Cost $5,536,484)	5,536,484	5,536,484

Total Investments - 98.9% (Cost $5,536,484)		5,536,484
Other assets less liabilities - 1.1%		61,898
Net Assets - 100.0%		5,598,382

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraPro Short MidCap400

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of February 28, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	2	3/19/2021	USD	$498,940	$(16,528)

Swap Agreements

UltraPro Short MidCap400 had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(2,483,584)	3/8/2021	Bank of America NA	(0.22)%	S&P MidCap 400®	(4,402,415)
(2,214,183)	11/8/2021	BNP Paribas SA	(0.22)%	S&P MidCap 400®	(754,961)
(1,734,901)	12/6/2021	Citibank NA	(0.29)%	S&P MidCap 400®	(1,022,486)
(2,848,233)	11/8/2021	Credit Suisse International	(0.32)%	S&P MidCap 400®	(2,523,835)
(4,168,754)	11/22/2021	Morgan Stanley & Co. International plc	0.55%	S&P MidCap 400®	(1,276,835)
(2,850,729)	3/8/2021	Societe Generale	0.20%	S&P MidCap 400®	(4,043,665)
(16,300,384)					(14,024,197)
				Total Unrealized Depreciation	(14,024,197)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short QQQ

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 99.2%

REPURCHASE AGREEMENTS(a) - 19.2%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $325,101,146
(Cost $325,100,881)	325,100,881	325,100,881

U.S. TREASURY OBLIGATIONS(b) - 80.0%
U.S. Treasury Bills
0.09%, 3/4/2021(c)	75,000,000	74,999,890
0.10%, 3/11/2021(c)	50,000,000	49,999,711
0.13%, 3/25/2021(c)	25,000,000	24,999,646
0.08%, 4/1/2021(c)	25,000,000	24,999,408
0.07%, 4/8/2021(c)	75,000,000	74,997,526
0.04%, 4/15/2021(c)	110,000,000	109,995,875
0.10%, 4/22/2021(c)	125,000,000	124,995,937
0.04%, 5/6/2021(c)	50,000,000	49,997,556
0.08%, 5/13/2021(c)	30,000,000	29,998,124
0.07%, 5/20/2021(c)	135,000,000	134,989,951
0.11%, 6/17/2021(c)	125,000,000	124,986,562
0.03%, 7/1/2021(c)	75,000,000	74,990,786
0.12%, 7/15/2021(c)	25,000,000	24,996,694
0.08%, 8/12/2021(c)	125,000,000	124,975,086
0.11%, 9/9/2021(c)	195,000,000	194,954,501
0.05%, 10/7/2021(c)	60,000,000	59,985,334
0.02%, 11/4/2021(c)	50,000,000	49,983,639
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,354,688,800)		1,354,846,226

TOTAL SHORT-TERM INVESTMENTS (Cost $1,679,789,681)		1,679,947,107

Total Investments - 99.2% (Cost $1,679,789,681)		1,679,947,107
Other assets less liabilities - 0.8%		13,417,257
Net Assets - 100.0%		1,693,364,364

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $424,284,764.
(c)	The rate shown was the current yield as of February 28, 2021.

UltraPro Short QQQ

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Futures Contracts Sold

UltraPro Short QQQ had the following open short futures contracts as of February 28, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	732	3/19/2021	USD	$189,017,040	$5,372,341

Swap Agreements

UltraPro Short QQQ had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(348,619,427)	12/6/2021	Bank of America NA	(0.07)%	NASDAQ-100 Index®	(18,482,624)
(425,779,150)	11/8/2021	BNP Paribas SA	(0.32)%	NASDAQ-100 Index®	(45,872,390)
(726,220,547)	11/7/2022	Citibank NA	(0.40)%	NASDAQ-100 Index®	22,005,337
(608,783,372)	11/8/2021	Credit Suisse International	(0.42)%	NASDAQ-100 Index®	(11,451,697)
(1,044,373,696)	11/7/2022	Goldman Sachs International	(0.39)%	NASDAQ-100 Index®	57,872,989
(406,195,530)	11/8/2021	J.P. Morgan Securities	(0.24)%	NASDAQ-100 Index®	11,631,421
(27,368,013)	11/7/2022	Morgan Stanley & Co. International plc	0.08%	NASDAQ-100 Index®	(637,315)
(835,524,776)	1/6/2022	Societe Generale	(0.57)%	NASDAQ-100 Index®	(16,381,988)
(468,389,390)	11/8/2021	UBS AG	(0.27)%	NASDAQ-100 Index®	(53,811,378)
(4,891,253,901)					(55,127,645)
				Total Unrealized Appreciation	91,509,747
				Total Unrealized Depreciation	(146,637,392)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short Russell2000

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 102.2%

REPURCHASE AGREEMENTS(a) - 87.7%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $90,342,021 (Cost $90,341,945)	90,341,945	90,341,945

U.S. TREASURY OBLIGATIONS(b) - 14.5%
U.S. Treasury Bills
0.09%, 3/4/2021(c)	2,354,000	2,353,996
0.08%, 4/15/2021(c)	10,000,000	9,999,625
0.12%, 7/15/2021(c)	2,529,000	2,528,666
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,880,869)		14,882,287

TOTAL SHORT-TERM INVESTMENTS (Cost $105,222,814)		105,224,232

Total Investments - 102.2% (Cost $105,222,814)		105,224,232
Liabilities in excess of other assets - (2.2%)		(2,250,186)
Net Assets - 100.0%		102,974,046

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $14,044,940.
(c)	The rate shown was the current yield as of February 28, 2021.

UltraPro Short Russell2000

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Futures Contracts Sold

UltraPro Short Russell2000 had the following open long and short futures contracts as of February 28, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	68	3/19/2021	USD	$7,477,280	$168,637

Swap Agreements

UltraPro Short Russell2000 had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(10,410,967)	11/8/2021	Bank of America NA	0.88%	Russell 2000® Index	(2,074,501)
(24,988,521)	11/8/2021	BNP Paribas SA	0.28%	Russell 2000® Index	(7,795,005)
(10,186,459)	12/6/2021	Citibank NA	0.10%	Russell 2000® Index	(29,124)
(49,873,592)	11/8/2021	Credit Suisse International	(0.27)%	Russell 2000® Index	(4,679,523)
(1,569,349)	11/8/2021	Goldman Sachs International	0.16%	Russell 2000® Index	(224,547)
(148,110,856)	11/7/2022	Morgan Stanley & Co. International plc	0.74%	Russell 2000® Index	(12,891,183)
(33,011,348)	1/6/2022	Societe Generale	0.28%	Russell 2000® Index	(6,155,745)
(23,322,445)	11/8/2021	UBS AG	0.38%	Russell 2000® Index	(17,801,035)
(301,473,537)					(51,650,663)
				Total Unrealized Depreciation	(51,650,663)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short S&P500®

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 127.1%

REPURCHASE AGREEMENTS(a) - 14.6%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $82,920,045 (Cost $82,919,978)	82,919,978	82,919,978

U.S. TREASURY OBLIGATIONS(b) - 112.5%
U.S. Treasury Bills
0.09%, 3/4/2021(c)	30,403,000	30,402,956
0.12%, 3/11/2021(c)	49,502,000	49,501,713
0.05%, 3/18/2021(c)	75,000,000	74,999,321
0.13%, 3/25/2021(c)	25,000,000	24,999,646
0.05%, 4/1/2021(c)	42,471,000	42,469,994
0.08%, 4/8/2021(c)	50,000,000	49,998,351
0.08%, 4/15/2021(c)	20,000,000	19,999,250
0.12%, 4/22/2021(c)	25,000,000	24,999,187
0.09%, 5/6/2021(c)	50,000,000	49,997,556
0.07%, 5/13/2021(c)	70,000,000	69,995,624
0.09%, 5/20/2021(c)	30,000,000	29,997,767
0.03%, 7/1/2021(c)	25,000,000	24,996,929
0.12%, 7/15/2021(c)	25,000,000	24,996,694
0.05%, 8/12/2021(c)	50,000,000	49,990,034
0.12%, 9/9/2021(c)	50,000,000	49,988,334
0.05%, 10/7/2021(c)	20,000,000	19,995,111
TOTAL U.S. TREASURY OBLIGATIONS (Cost $637,271,826)		637,328,467

TOTAL SHORT-TERM INVESTMENTS (Cost $720,191,804)		720,248,445

Total Investments - 127.1% (Cost $720,191,804)		720,248,445
Liabilities in excess of other assets - (27.1%)		(153,724,181)
Net Assets - 100.0%		566,524,264

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $214,462,372.
(c)	The rate shown was the current yield as of February 28, 2021.

UltraPro Short S&P500®

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of February 28, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P 500 E-Mini Index	460	3/19/2021	USD	$87,611,600	$(406,995)

Swap Agreements

UltraPro Short S&P500® had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(193,419,674)	11/8/2021	Bank of America NA	(0.07)%	S&P 500®	(9,580,584)
(174,203,855)	11/7/2022	BNP Paribas SA	(0.37)%	S&P 500®	(4,475,692)
(198,313,190)	11/7/2022	Citibank NA	(0.40)%	S&P 500®	(2,745,173)
(190,831,903)	11/8/2021	Credit Suisse International	(0.42)%	S&P 500®	(13,745,174)
(216,942,091)	11/7/2022	Goldman Sachs International	(0.44)%	S&P 500®	5,993,782
(63,760,540)	11/8/2021	J.P. Morgan Securities	(0.24)%	S&P 500®	1,096,303
(24,970,655)	11/8/2021	Morgan Stanley & Co. International plc	0.37%	S&P 500®	(4,924,585)
(296,652,294)	1/6/2022	Societe Generale	(0.17)%	S&P 500®	(20,836,102)
(253,134,632)	11/8/2021	UBS AG	(0.27)%	S&P 500®	(54,946,706)
(1,612,228,834)					(104,163,931)
				Total Unrealized Appreciation	7,090,085
				Total Unrealized Depreciation	(111,254,016)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort 7-10 Year Treasury

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 89.7%

REPURCHASE AGREEMENTS(a) - 89.7%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $26,184,101 (Cost $26,184,082)	26,184,082	26,184,082

Total Investments - 89.7% (Cost $26,184,082)		26,184,082
Other assets less liabilities - 10.3%		2,998,884
Net Assets - 100.0%		29,182,966

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort 7-10 Year Treasury

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of February 28, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	8	6/21/2021	USD	$1,061,750	$10,988

Swap Agreements

UltraShort 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(38,433,825)	11/8/2021	Citibank NA	0.35%	ICE U.S. Treasury 7-10 Year Bond Index	(945,566)
(18,990,874)	11/8/2021	Societe Generale	0.20%	ICE U.S. Treasury 7-10 Year Bond Index	(3,809,912)
(57,424,699)					(4,755,478)
				Total Unrealized Depreciation	(4,755,478)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 87.1%

REPURCHASE AGREEMENTS(a) - 26.7%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $249,912,196 (Cost $249,911,992)	249,911,992	249,911,992

U.S. TREASURY OBLIGATIONS(b) - 60.4%
U.S. Treasury Bills
0.09%, 3/4/2021(c)	50,000,000	49,999,922
0.09%, 3/18/2021(c)	25,000,000	24,999,794
0.06%, 4/1/2021(c)	75,000,000	74,997,901
0.06%, 4/8/2021(c)	50,000,000	49,998,483
0.05%, 4/15/2021(c)	30,000,000	29,998,875
0.12%, 4/22/2021(c)	25,000,000	24,999,187
0.06%, 5/6/2021(c)	50,000,000	49,997,250
0.06%, 5/13/2021(c)	50,000,000	49,996,198
0.05%, 5/20/2021(c)	35,000,000	34,997,083
0.03%, 7/1/2021(c)	25,000,000	24,996,399
0.12%, 7/15/2021(c)	25,000,000	24,996,222
0.05%, 8/12/2021(c)	50,000,000	49,989,181
0.05%, 10/7/2021(c)	25,000,000	24,993,889
0.02%, 11/4/2021(c)	50,000,000	49,983,639
TOTAL U.S. TREASURY OBLIGATIONS (Cost $564,929,591)		564,944,023

TOTAL SHORT-TERM INVESTMENTS (Cost $814,841,583)		814,856,015

Total Investments - 87.1% (Cost $814,841,583)		814,856,015
Other assets less liabilities - 12.9%		120,630,341
Net Assets - 100.0%		935,486,356

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $7,967,199.
(c)	The rate shown was the current yield as of February 28, 2021.

UltraShort 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of February 28, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury Long Bond	195	6/21/2021	USD	$31,047,656	$152,047

Swap Agreements

UltraShort 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(481,757,605)	11/6/2021	Bank of America NA	0.08%	ICE U.S. Treasury 20+ Year Bond Index	(44,126,884)
(478,823,893)	11/8/2021	Citibank NA	0.33%	ICE U.S. Treasury 20+ Year Bond Index	49,869,776
(581,516,035)	1/6/2022	Goldman Sachs International	0.23%	ICE U.S. Treasury 20+ Year Bond Index	(10,281,517)
(312,446,415)	11/8/2021	Societe Generale	0.20%	ICE U.S. Treasury 20+ Year Bond Index	24,541,484
(1,854,543,948)					20,002,859
				Total Unrealized Appreciation	74,411,260
				Total Unrealized Depreciation	(54,408,401)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort Basic Materials Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 74.9%

REPURCHASE AGREEMENTS(a) - 74.9%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $1,573,421
(Cost $1,573,419)	1,573,419	1,573,419

Total Investments - 74.9% (Cost $1,573,419)		1,573,419
Other assets less liabilities - 25.1%		527,889
Net Assets - 100.0%		2,101,308

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements
UltraShort Basic Materials had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,060,754)	11/8/2021	Bank of America NA	0.38%	Dow Jones U.S. Basic MaterialsSM Index	(461,756)
(703,558)	11/8/2021	Credit Suisse International	(0.37)%	Dow Jones U.S. Basic MaterialsSM Index	(67,793)
(1,274,907)	11/7/2022	Morgan Stanley & Co. International plc	0.37%	Dow Jones U.S. Basic MaterialsSM Index	64,357
(587,233)	11/7/2022	Societe Generale	0.03%	Dow Jones U.S. Basic MaterialsSM Index	2,589
(574,152)	11/8/2021	UBS AG	0.13%	Dow Jones U.S. Basic MaterialsSM Index	47,404
(4,200,604)					(415,199)
				Total Unrealized Appreciation	114,350
				Total Unrealized Depreciation	(529,549)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Consumer Goods Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 99.1%

REPURCHASE AGREEMENTS(a) - 99.1%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $756,811
(Cost $756,811)	756,811	756,811

Total Investments - 99.1% (Cost $756,811)		756,811
Other assets less liabilities - 0.9%		6,559
Net Assets - 100.0%		763,370

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Consumer Goods had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(116,453)	1/6/2022	Bank of America NA	0.38%	iShares® U.S. Consumer Goods ETF	(359)
(80,531)	1/6/2022	Bank of America NA	0.03%	Dow Jones U.S. Consumer GoodsSM Index	(2,207)
(20,345)	11/8/2021	Credit Suisse International	(0.37)%	Dow Jones U.S. Consumer GoodsSM Index	(8,143)
(445,037)	11/7/2022	Morgan Stanley & Co. International plc	(0.12)%	Dow Jones U.S. Consumer GoodsSM Index	15,844
(42,347)	11/7/2022	Morgan Stanley & Co. International plc	0.38%	iShares® U.S. Consumer Goods ETF	1,530
(371,288)	11/22/2021	Societe Generale	0.03%	Dow Jones U.S. Consumer GoodsSM Index	(20,348)
(450,971)	12/6/2021	UBS AG	0.13%	Dow Jones U.S. Consumer GoodsSM Index	(35,663)
(1,526,972)					(49,346)
				Total Unrealized Appreciation	17,374
				Total Unrealized Depreciation	(66,720)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Consumer Services Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 96.7%

REPURCHASE AGREEMENTS(a) - 96.7%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $1,040,620
(Cost $1,040,619)	1,040,619	1,040,619

Total Investments - 96.7% (Cost $1,040,619)		1,040,619
Other assets less liabilities - 3.3%		35,421
Net Assets - 100.0%		1,076,040

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements
UltraShort Consumer Services had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(262,771)	1/6/2022	Bank of America NA	(0.02)%	Dow Jones U.S. Consumer ServicesSM Index	(7,684)
(478,035)	1/6/2022	BNP Paribas SA	(0.12)%	Dow Jones U.S. Consumer ServicesSM Index	(18,353)
(95,013)	11/8/2021	Credit Suisse International	(0.37)%	Dow Jones U.S. Consumer ServicesSM Index	(49,115)
(212,295)	11/8/2021	Goldman Sachs International	0.01%	Dow Jones U.S. Consumer ServicesSM Index	(46,370)
(527,026)	11/7/2022	Morgan Stanley & Co. International plc	(0.27)%	Dow Jones U.S. Consumer ServicesSM Index	(8,580)
(489,911)	11/22/2021	Societe Generale	0.03%	Dow Jones U.S. Consumer ServicesSM Index	(37,394)
(90,559)	11/8/2021	UBS AG	0.13%	Dow Jones U.S. Consumer ServicesSM Index	95,214
(2,155,610)					(72,282)
				Total Unrealized Appreciation	95,214
				Total Unrealized Depreciation	(167,496)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Dow30SM Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 116.5%

REPURCHASE AGREEMENTS(a) - 64.5%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $86,816,906
(Cost $86,816,835)	86,816,835	86,816,835

U.S. TREASURY OBLIGATIONS(b) - 52.0%
U.S. Treasury Bills
0.09%, 3/4/2021(c)	25,000,000	24,999,964
0.08%, 4/15/2021(c)	10,000,000	9,999,625
0.09%, 5/20/2021(c)	10,000,000	9,999,256
0.12%, 7/15/2021(c)	25,000,000	24,996,694
TOTAL U.S. TREASURY OBLIGATIONS (Cost $69,985,921)		69,995,539

TOTAL SHORT-TERM INVESTMENTS (Cost $156,802,756)		156,812,374

Total Investments - 116.5% (Cost $156,802,756)		156,812,374
Liabilities in excess of other assets - (16.5%)		(22,190,989)
Net Assets - 100.0%		134,621,385

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $37,775,057.
(c)	The rate shown was the current yield as of February 28, 2021.

UltraShort Dow30SM Schedule of Portfolio Investments February 28, 2021 (Unaudited)

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of February 28, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	116	3/19/2021	USD	$17,928,960	$128,926

Swap Agreements
UltraShort Dow30SM had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(49,862,980)	11/7/2022	Bank of America NA	(0.12)%	Dow Jones Industrial AverageSM	(643,903)
(18,404,760)	11/8/2021	BNP Paribas SA	(0.37)%	Dow Jones Industrial AverageSM	(1,370,405)
(59,792,271)	3/8/2021	Citibank NA	(0.40)%	Dow Jones Industrial AverageSM	(39,571,418)
(46,058,299)	11/8/2021	Credit Suisse International	(0.42)%	Dow Jones Industrial AverageSM	(1,431,798)
(28,840,197)	11/8/2021	Goldman Sachs International	(0.29)%	Dow Jones Industrial AverageSM	(2,731,171)
(41,263,782)	1/6/2022	Societe Generale	(0.17)%	Dow Jones Industrial AverageSM	(726,482)
(7,002,841)	11/8/2021	UBS AG	(0.32)%	Dow Jones Industrial AverageSM	(3,868,842)
(251,225,130)					(50,344,019)
				Total Unrealized Depreciation	(50,344,019)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort Financials Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 69.5%

REPURCHASE AGREEMENTS(a) - 69.5%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $12,508,459
(Cost $12,508,450)	12,508,450	12,508,450

Total Investments - 69.5% (Cost $12,508,450)		12,508,450
Other assets less liabilities - 30.5%		5,501,083
Net Assets - 100.0%		18,009,533

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements
UltraShort Financials had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(5,705,764)	1/6/2022	Bank of America NA	(0.02)%	Dow Jones U.S. FinancialsSM Index[c]	(350,610)
(2,627,590)	1/6/2022	BNP Paribas SA	(0.27)%	Dow Jones U.S. FinancialsSM Index[c]	(444,516)
(660,061)	11/7/2022	Citibank NA	(0.24)%	Dow Jones U.S. FinancialsSM Index[c]	(168,500)
(2,084,217)	11/8/2021	Credit Suisse International	(0.37)%	Dow Jones U.S. FinancialsSM Index[c]	(6,958,306)
(12,093,380)	1/6/2022	Goldman Sachs International	(0.34)%	Dow Jones U.S. FinancialsSM Index[c]	(1,225,597)
(8,373,421)	11/7/2022	Morgan Stanley & Co. International plc	0.41%	Dow Jones U.S. FinancialsSM Index[c]	(439,474)
(2,651,490)	1/6/2022	Societe Generale	(0.17)%	Dow Jones U.S. FinancialsSM Index[c]	(407,362)
(1,825,535)	11/8/2021	UBS AG	(0.22)%	Dow Jones U.S. FinancialsSM Index[c]	(1,515,672)
(36,021,458)					(11,510,037)
				Total Unrealized Depreciation	(11,510,037)
[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

UltraShort FTSE China 50 Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 76.9%

REPURCHASE AGREEMENTS(a) - 76.9%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $15,161,799
(Cost $15,161,785)	15,161,785	15,161,785

Total Investments - 76.9% (Cost $15,161,785)		15,161,785
Other assets less liabilities - 23.1%		4,542,584
Net Assets - 100.0%		19,704,369

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

UltraShort FTSE China 50 had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(791,409)	11/9/2021	Bank of America NA	1.38%	iShares® China Large-Cap ETF	(130,253)
(12,208,688)	11/9/2021	Citibank NA	2.66%	iShares® China Large-Cap ETF	(6,383,493)
(1,478,874)	11/9/2021	Credit Suisse International	2.38%	iShares® China Large-Cap ETF	(1,476,774)
(2,946,428)	11/9/2021	Goldman Sachs International	1.66%	iShares® China Large-Cap ETF	(2,933,640)
(2,123,116)	11/9/2021	Morgan Stanley & Co. International plc	1.38%	iShares® China Large-Cap ETF	166
(7,894,533)	11/9/2021	Societe Generale	1.58%	iShares® China Large-Cap ETF	(1,210,335)
(11,892,742)	11/9/2022	UBS AG	1.63%	iShares® China Large-Cap ETF	(672,497)
(39,335,790)					(12,806,826)
				Total Unrealized Appreciation	166
				Total Unrealized Depreciation	(12,806,992)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort FTSE Europe Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 73.5%

REPURCHASE AGREEMENTS(a) - 73.5%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $6,722,887
(Cost $6,722,879)	6,722,879	6,722,879

Total Investments - 73.5% (Cost $6,722,879)		6,722,879
Other assets less liabilities - 26.5%		2,418,450
Net Assets - 100.0%		9,141,329

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort FTSE Europe Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Swap Agreements[a]
UltraShort FTSE Europe had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(4,599,497)	11/9/2022	Citibank NA	0.71%	Vanguard® FTSE Europe ETF Shares	78,009
(4,601,841)	11/9/2022	Credit Suisse International	(0.12)%	Vanguard® FTSE Europe ETF Shares	86,372
(4,079,065)	11/9/2021	Goldman Sachs International	0.71%	Vanguard® FTSE Europe ETF Shares	(1,780,335)
(335,233)	11/9/2021	Morgan Stanley & Co. International plc	0.38%	Vanguard® FTSE Europe ETF Shares	(151,435)
(386,808)	11/9/2021	Societe Generale	0.88%	Vanguard® FTSE Europe ETF Shares	(269,970)
(4,217,561)	11/9/2022	UBS AG	0.38%	Vanguard® FTSE Europe ETF Shares	86,760
(18,220,005)					(1,950,599)
				Total Unrealized Appreciation	251,141
				Total Unrealized Depreciation	(2,201,740)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Health Care Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 100.5%

REPURCHASE AGREEMENTS(a) - 100.5%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $1,520,663
(Cost $1,520,662)	1,520,662	1,520,662

Total Investments - 100.5% (Cost $1,520,662)		1,520,662
Liabilities in excess of other assets - (0.5%)		(7,621)
Net Assets - 100.0%		1,513,041

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Health Care had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,253,974)	12/6/2021	Bank of America NA	(0.12)%	Dow Jones U.S. Health CareSM Index[c]	(60,128)
(205,076)	1/6/2022	Bank of America NA	0.33%	iShares® U.S. Healthcare ETF	(4,298)
(57,914)	11/8/2021	Credit Suisse International	(0.37)%	Dow Jones U.S. Health CareSM Index[c]	(19,660)
(97,655)	11/7/2022	Morgan Stanley & Co. International plc	0.23%	iShares® U.S. Healthcare ETF	1,165
(56,655)	11/7/2022	Morgan Stanley & Co. International plc	(0.32)%	Dow Jones U.S. Health CareSM Index[c]	725
(177,520)	11/7/2022	Societe Generale	(0.07)%	Dow Jones U.S. Health CareSM Index[c]	(572)
(1,174,656)	12/6/2021	UBS AG	0.13%	Dow Jones U.S. Health CareSM Index[c]	(43,655)
(3,023,450)					(126,423)
				Total Unrealized Appreciation	1,890
				Total Unrealized Depreciation	(128,313)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Health Care for the components of the underlying reference instrument and their relative weightings.

UltraShort Industrials Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 102.3%

REPURCHASE AGREEMENTS(a) - 102.3%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $1,015,705
(Cost $1,015,704)	1,015,704	1,015,704

Total Investments - 102.3% (Cost $1,015,704)		1,015,704
Liabilities in excess of other assets - (2.3%)		(23,021)
Net Assets - 100.0%		992,683

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort Industrials Schedule of Portfolio Investments February 28, 2021 (Unaudited)

Swap Agreements

UltraShort Industrials had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(565,040)	11/7/2022	Bank of America NA	(0.02)%	Dow Jones U.S. IndustrialsSM Index	(13,843)
(193,576)	11/7/2022	Bank of America NA	0.38%	iShares® U.S. Industrials ETF	1,049
(23,151)	11/8/2021	Credit Suisse International	(0.37)%	Dow Jones U.S. IndustrialsSM Index	(10,118)
(142,158)	11/7/2022	Morgan Stanley & Co. International plc	0.23%	iShares® U.S. Industrials ETF	(2,133)
(48,231)	11/7/2022	Morgan Stanley & Co. International plc	(0.12)%	Dow Jones U.S. IndustrialsSM Index	(726)
(460,119)	1/6/2022	Societe Generale	0.03%	Dow Jones U.S. IndustrialsSM Index	(25,568)
(552,722)	12/6/2021	UBS AG	0.13%	Dow Jones U.S. IndustrialsSM Index	(63,819)
(1,984,997)					(115,158)
				Total Unrealized Appreciation	1,049
				Total Unrealized Depreciation	(116,207)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MidCap400 Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 107.5%

REPURCHASE AGREEMENTS(a) - 107.5%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $2,676,271
(Cost $2,676,271)	2,676,271	2,676,271

Total Investments - 107.5% (Cost $2,676,271)		2,676,271
Liabilities in excess of other assets - (7.5%)		(187,386)
Net Assets - 100.0%		2,488,885

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort MidCap400 Schedule of Portfolio Investments February 28, 2021 (Unaudited)

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of February 28, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	1	3/19/2021	USD	$249,470	$(26,051)

Swap Agreements
UltraShort MidCap400 had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(426,860)	12/6/2021	Bank of America NA	(0.22)%	S&P MidCap 400®	(84,211)
(703,945)	11/8/2021	BNP Paribas SA	(0.22)%	S&P MidCap 400®	(216,471)
(659,013)	11/7/2022	Citibank NA	(0.29)%	S&P MidCap 400®	(21,930)
(1,263,108)	11/8/2021	Credit Suisse International	(0.32)%	S&P MidCap 400®	(322,883)
(1,113,332)	11/7/2022	Morgan Stanley & Co. International plc	0.55%	S&P MidCap 400®	(48,755)
(561,659)	11/7/2022	Societe Generale	0.20%	S&P MidCap 400®	(73,985)
(4,727,917)					(768,235)
				Total Unrealized Depreciation	(768,235)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort MSCI Brazil Capped

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 54.5%

REPURCHASE AGREEMENTS(a) - 54.5%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $9,811,304 (Cost $9,811,294)	9,811,294	9,811,294

Total Investments - 54.5% (Cost $9,811,294)		9,811,294
Other assets less liabilities - 45.5%		8,203,402
Net Assets - 100.0%		18,014,696

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort MSCI Brazil Capped

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Swap Agreementsa

UltraShort MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(6,774,846)	11/9/2022	Bank of America NA	1.38%	iShares® MSCI Brazil Capped ETF	646,750
(3,499,225)	12/13/2021	Citibank NA	0.11%	iShares® MSCI Brazil Capped ETF	(3,478,384)
(2,520,049)	12/13/2021	Credit Suisse International	(0.02)%	iShares® MSCI Brazil Capped ETF	(353,435)
(2,449,205)	11/9/2022	Goldman Sachs International	0.56%	iShares® MSCI Brazil Capped ETF	1,406,026
(1,483,523)	11/9/2021	Morgan Stanley & Co. International plc	0.38%	iShares® MSCI Brazil Capped ETF	(65,281)
(4,824,191)	1/14/2022	Societe Generale	0.98%	iShares® MSCI Brazil Capped ETF	(1,956,013)
(14,513,055)	3/21/2022	UBS AG	0.63%	iShares® MSCI Brazil Capped ETF	(1,216,576)
(36,064,094)					(5,016,913)
				Total Unrealized Appreciation	2,052,776
				Total Unrealized Depreciation	(7,069,689)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MSCI EAFE

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 84.7%

REPURCHASE AGREEMENTS(a) - 84.7%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $1,450,941
(Cost $1,450,941)	1,450,941	1,450,941

Total Investments - 84.7% (Cost $1,450,941)		1,450,941
Other assets less liabilities - 15.3%		261,881
Net Assets - 100.0%		1,712,822

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

UltraShort MSCI EAFE had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(366,557)	11/9/2021	Citibank NA	0.31%	iShares® MSCI EAFE ETF	(305,692)
(711,710)	11/9/2022	Credit Suisse International	(0.57)%	iShares® MSCI EAFE ETF	10,605
(664,887)	11/9/2021	Goldman Sachs International	(0.09)%	iShares® MSCI EAFE ETF	(46,456)
(409,367)	11/9/2021	Societe Generale	0.73%	iShares® MSCI EAFE ETF	(13,590)
(1,261,545)	11/9/2022	UBS AG	0.28%	iShares® MSCI EAFE ETF	18,689
(3,414,066)					(336,444)
				Total Unrealized Appreciation	29,294
				Total Unrealized Depreciation	(365,738)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 70.4%

REPURCHASE AGREEMENTS(a) - 70.4%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $4,168,510
(Cost $4,168,508)	4,168,508	4,168,508

Total Investments - 70.4% (Cost $4,168,508)		4,168,508
Other assets less liabilities - 29.6%		1,748,612
Net Assets - 100.0%		5,917,120

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Swap Agreementsa

UltraShort MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(3,283,305)	11/9/2022	Citibank NA	0.46%	iShares® MSCI Emerging Markets ETF	17,763
(2,495,103)	11/9/2021	Credit Suisse International	0.08%	iShares® MSCI Emerging Markets ETF	(1,391,324)
(2,596,890)	11/9/2022	Goldman Sachs International	1.91%	iShares® MSCI Emerging Markets ETF	61,729
(161,816)	11/9/2021	Societe Generale	1.63%	iShares® MSCI Emerging Markets ETF	(94,700)
(3,289,829)	2/15/2022	UBS AG	0.98%	iShares® MSCI Emerging Markets ETF	77,143
(11,826,943)					(1,329,389)
				Total Unrealized Appreciation	156,635
				Total Unrealized Depreciation	(1,486,024)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MSCI Japan

Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 63.1%

REPURCHASE AGREEMENTS(a) - 63.1%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $3,134,222
(Cost $3,134,218)	3,134,218	3,134,218

Total Investments - 63.1% (Cost $3,134,218)		3,134,218
Other assets less liabilities - 36.9%		1,829,766
Net Assets - 100.0%		4,963,984

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

UltraShort MSCI Japan had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,495,817)	11/9/2022	Bank of America NA	0.33%	iShares® MSCI Japan ETF	25,098
(1,986,467)	11/9/2021	Credit Suisse International	(0.57)%	iShares® MSCI Japan ETF	307,721
(1,218,866)	11/9/2021	Morgan Stanley & Co. International plc	0.28%	iShares® MSCI Japan ETF	(257,514)
(2,238,335)	11/9/2021	Societe Generale	1.08%	iShares® MSCI Japan ETF	(1,428,471)
(2,978,950)	11/9/2022	UBS AG	0.53%	iShares® MSCI Japan ETF	37,902
(9,918,435)					(1,315,264)
				Total Unrealized Appreciation	370,721
				Total Unrealized Depreciation	(1,685,985)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Nasdaq Biotechnology

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 90.0%

REPURCHASE AGREEMENTS(a) - 90.0%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $9,524,655
(Cost $9,524,648)	9,524,648	9,524,648

Total Investments - 90.0% (Cost $9,524,648)		9,524,648
Other assets less liabilities - 10.0%		1,059,815
Net Assets - 100.0%		10,584,463

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(5,998,188)	1/6/2022	Bank of America NA	0.18%	NASDAQ Biotechnology Index®	(136,561)
(418,587)	1/6/2022	Bank of America NA	0.28%	iShares® Nasdaq Biotechnology ETF	(26,841)
(103,672)	12/6/2021	Citibank NA	0.91%	NASDAQ Biotechnology Index®	(51,357)
(236,965)	11/8/2021	Credit Suisse International	0.28%	NASDAQ Biotechnology Index®	(104,739)
(1,036,174)	11/7/2022	Morgan Stanley & Co. International plc	0.53%	iShares® Nasdaq Biotechnology ETF	(103,612)
(192,534)	11/7/2022	Morgan Stanley & Co. International plc	0.03%	NASDAQ Biotechnology Index®	(5,539)
(7,133,647)	11/22/2021	Societe Generale	0.08%	NASDAQ Biotechnology Index®	(847,428)
(6,047,556)	11/8/2021	UBS AG	0.88%	NASDAQ Biotechnology Index®	(4,909,955)
(21,167,323)					(6,186,032)
				Total Unrealized Depreciation	(6,186,032)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Oil & Gas

Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 91.7%

REPURCHASE AGREEMENTS(a) - 91.7%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $14,234,578
(Cost $14,234,565)	14,234,565	14,234,565

Total Investments - 91.7% (Cost $14,234,565)		14,234,565
Other assets less liabilities - 8.3%		1,285,372
Net Assets - 100.0%		15,519,937

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort Oil & Gas

Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

Swap Agreements

UltraShort Oil & Gas had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(10,414,014)	11/7/2022	Bank of America NA	0.18%	Dow Jones U.S. Oil & GasSM Index	(1,286,547)
(3,359,804)	1/6/2022	Bank of America NA	0.88%	iShares® U.S. Energy ETF	(625,257)
(842,716)	11/8/2021	Credit Suisse International	(0.37)%	Dow Jones U.S. Oil & GasSM Index	(95,921)
(373,225)	1/6/2022	Goldman Sachs International	(0.24)%	Dow Jones U.S. Oil & GasSM Index	(69,768)
(4,833,387)	3/8/2021	Morgan Stanley & Co. International plc	0.64%	Dow Jones U.S. Oil & GasSM Index	(2,868,319)
(1,129,285)	11/7/2022	Morgan Stanley & Co. International plc	0.43%	iShares® U.S. Energy ETF	(164,143)
(4,017,894)	3/8/2021	Societe Generale	0.03%	Dow Jones U.S. Oil & GasSM Index	(5,620,476)
(6,071,817)	12/6/2021	UBS AG	0.03%	Dow Jones U.S. Oil & GasSM Index	(3,058,423)
(31,042,142)					(13,788,854)
				Total Unrealized Depreciation	(13,788,854)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort QQQ

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 109.9%

REPURCHASE AGREEMENTS(a) - 45.4%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $119,726,345
(Cost $119,726,249)	119,726,249	119,726,249

U.S. TREASURY OBLIGATIONS(b) - 64.5%
U.S. Treasury Bills
0.09%, 3/4/2021(c)	50,000,000	49,999,927
0.09%, 3/18/2021(c)	25,000,000	24,999,774
0.08%, 4/15/2021(c)	10,000,000	9,999,625
0.12%, 4/22/2021(c)	25,000,000	24,999,187
0.09%, 5/20/2021(c)	10,000,000	9,999,256
0.03%, 7/1/2021(c)	25,000,000	24,996,929
0.12%, 7/15/2021(c)	25,000,000	24,996,694
TOTAL U.S. TREASURY OBLIGATIONS (Cost $169,977,807)		169,991,392

TOTAL SHORT-TERM INVESTMENTS (Cost $289,704,056)		289,717,641

Total Investments - 109.9% (Cost $289,704,056)		289,717,641
Liabilities in excess of other assets - (9.9%)		(26,186,053)
Net Assets - 100.0%		263,531,588

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $46,809,641.
(c)	The rate shown was the current yield as of February 28, 2021.

UltraShort QQQ

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Futures Contracts Sold

UltraShort QQQ had the following open short futures contracts as of February 28, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	81	3/19/2021	USD	$20,915,820	$758,263

Swap Agreements

UltraShort QQQ had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(56,452,981)	12/6/2021	Bank of America NA	(0.07)%	NASDAQ-100 Index®	(5,862,618)
(42,794,794)	11/7/2022	BNP Paribas SA	(0.32)%	NASDAQ-100 Index®	(3,659,105)
(47,855,294)	11/7/2022	Citibank NA	(0.40)%	NASDAQ-100 Index®	1,414,135
(98,369,933)	11/8/2021	Credit Suisse International	(0.42)%	NASDAQ-100 Index®	332,759
(59,241,420)	11/7/2022	Goldman Sachs International	(0.39)%	NASDAQ-100 Index®	2,323,556
(63,837,181)	11/8/2021	J.P. Morgan Securities	(0.24)%	NASDAQ-100 Index®	2,337,087
(22,049,324)	11/7/2022	Morgan Stanley & Co. International plc	0.08%	NASDAQ-100 Index®	(513,460)
(70,756,641)	1/6/2022	Societe Generale	(0.57)%	NASDAQ-100 Index®	(1,545,137)
(44,818,206)	11/8/2021	UBS AG	(0.27)%	NASDAQ-100 Index®	(7,946,059)
(506,175,774)					(13,118,842)
				Total Unrealized Appreciation	6,407,537
				Total Unrealized Depreciation	(19,526,379)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort Real Estate

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 92.4%

REPURCHASE AGREEMENTS(a) - 92.4%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $22,745,390
(Cost $22,745,370)	22,745,370	22,745,370

Total Investments - 92.4% (Cost $22,745,370)		22,745,370
Other assets less liabilities - 7.6%		1,867,581
Net Assets - 100.0%		24,612,951

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort Real Estate

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Swap Agreements
UltraShort Real Estate had the following open non-exchange traded total return swap agreements as of February 28, 2021:
Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(8,763,008)	1/6/2022	Bank of America NA	0.88%	iShares® U.S. Real Estate ETF	(277,718)
(8,633,386)	12/6/2021	Bank of America NA	(0.47)%	Dow Jones U.S. Real EstateSM Index	(1,049,257)
(6,018,750)	11/8/2021	BNP Paribas SA	(0.27)%	Dow Jones U.S. Real EstateSM Index	(201,693)
(6,131,777)	11/8/2021	Credit Suisse International	(0.42)%	Dow Jones U.S. Real EstateSM Index	(851,325)
(39,611)	1/6/2022	Goldman Sachs International	(0.24)%	Dow Jones U.S. Real EstateSM Index	(1,074)
(6,457,198)	1/6/2022	Morgan Stanley & Co. International plc	0.42%	Dow Jones U.S. Real EstateSM Index	(184,641)
(4,318,638)	1/6/2022	Morgan Stanley & Co. International plc	0.38%	iShares® U.S. Real Estate ETF	(121,829)
(5,166,783)	1/6/2022	Societe Generale	(0.12)%	Dow Jones U.S. Real EstateSM Index	(372,283)
(3,689,925)	11/8/2021	UBS AG	0.13%	Dow Jones U.S. Real EstateSM Index	(9,217,274)
(49,219,076)					(12,277,094)
				Total Unrealized Depreciation	(12,277,094)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Russell2000

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 119.7%

REPURCHASE AGREEMENTS(a) - 96.9%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $77,396,931
(Cost $77,396,868)	77,396,868	77,396,868

U.S. TREASURY OBLIGATIONS(b) - 22.8%
U.S. Treasury Bills
0.09%, 3/4/2021(c)	6,840,000	6,839,990
0.08%, 4/15/2021(c)	2,033,000	2,032,924
0.12%, 7/15/2021(c)	9,328,000	9,326,766
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,196,640)		18,199,680

TOTAL SHORT-TERM INVESTMENTS (Cost $95,593,508)		95,596,548

Total Investments - 119.7% (Cost $95,593,508)		95,596,548
Liabilities in excess of other assets - (19.7%)		(15,750,373)
Net Assets - 100.0%		79,846,175

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $15,427,062.
(c)	The rate shown was the current yield as of February 28, 2021.

UltraShort Russell2000

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Futures Contracts Sold
UltraShort Russell2000 had the following open long and short futures contracts as of February 28, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Russell 2000 E-Mini Index	69	3/19/2021	USD	$7,587,240	$(57,345)

Swap Agreements
UltraShort Russell2000 had the following open non-exchange traded total return swap agreements as of February 28, 2021:
Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(11,322,201)	11/7/2022	Bank of America NA	0.88%	Russell 2000® Index	(2,765,979)
(3,543,691)	11/8/2021	BNP Paribas SA	0.28%	Russell 2000® Index	(3,398,853)
(26,016,411)	11/7/2022	Citibank NA	0.10%	Russell 2000® Index	(2,029,501)
(9,583,372)	11/8/2021	Credit Suisse International	(0.27)%	Russell 2000® Index	142,941
(794,579)	11/8/2021	Goldman Sachs International	0.16%	Russell 2000® Index	(113,691)
(31,193,281)	11/7/2022	Morgan Stanley & Co. International plc	0.74%	Russell 2000® Index	(1,417,426)
(18,444,115)	11/7/2022	Morgan Stanley & Co. International plc	0.48%	iShares® Russell 2000 ETF	(1,176,175)
(30,854,319)	1/6/2022	Societe Generale	0.28%	Russell 2000® Index	(3,704,402)
(20,361,594)	11/8/2021	UBS AG	0.38%	Russell 2000® Index	(7,571,033)
(152,113,563)					(22,034,119)
				Total Unrealized Appreciation	142,941
				Total Unrealized Depreciation	(22,177,060)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort S&P500®

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 114.6%

REPURCHASE AGREEMENTS(a) - 25.8%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $190,638,657
(Cost $190,638,501)	190,638,501	190,638,501

U.S. TREASURY OBLIGATIONS(b) - 88.8%
U.S. Treasury Bills
0.10%, 3/4/2021(c)	25,000,000	24,999,964
0.10%, 3/11/2021(c)	25,000,000	24,999,855
0.09%, 3/18/2021(c)	25,000,000	24,999,774
0.13%, 3/25/2021(c)	50,000,000	49,999,291
0.06%, 4/1/2021(c)	65,000,000	64,998,461
0.08%, 4/8/2021(c)	25,000,000	24,999,175
0.04%, 4/15/2021(c)	40,000,000	39,998,500
0.12%, 4/22/2021(c)	25,000,000	24,999,187
0.05%, 5/6/2021(c)	75,000,000	74,996,333
0.08%, 5/13/2021(c)	30,000,000	29,998,124
0.06%, 5/20/2021(c)	45,000,000	44,996,650
0.11%, 6/17/2021(c)	50,000,000	49,994,625
0.03%, 7/1/2021(c)	25,000,000	24,996,929
0.12%, 7/15/2021(c)	25,000,000	24,996,695
0.05%, 8/12/2021(c)	50,000,000	49,990,035
0.05%, 10/7/2021(c)	25,000,000	24,993,889
0.02%, 11/4/2021(c)	50,000,000	49,983,639
TOTAL U.S. TREASURY OBLIGATIONS (Cost $654,906,922)		654,941,126

TOTAL SHORT-TERM INVESTMENTS (Cost $845,545,423)		845,579,627

Total Investments - 114.6% (Cost $845,545,423)		845,579,627
Liabilities in excess of other assets - (14.6%)		(107,813,401)
Net Assets - 100.0%		737,766,226

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $189,073,564.
(c)	The rate shown was the current yield as of February 28, 2021.

UltraShort S&P500®

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Futures Contracts Sold
UltraShort S&P500® had the following open short futures contracts as of February 28, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P 500 E-Mini Index	482	3/19/2021	USD	$91,801,720	$(159,844)

Swap Agreements
UltraShort S&P500® had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(111,491,382)	12/6/2021	Bank of America NA	(0.07)%	S&P 500®	(20,800,173)
(139,228,932)	11/8/2021	BNP Paribas SA	(0.37)%	S&P 500®	(16,830,107)
(186,380,480)	11/7/2022	Citibank NA	(0.40)%	S&P 500®	1,989,215
(220,623,662)	11/8/2021	Credit Suisse International	(0.42)%	S&P 500®	(8,419,288)
(192,447,830)	11/7/2022	Goldman Sachs International	(0.44)%	S&P 500®	3,563,185
(56,561,277)	11/7/2022	J.P. Morgan Securities	(0.24)%	S&P 500®	1,115,196
(26,178,789)	11/8/2021	Morgan Stanley & Co. International plc	0.37%	S&P 500®	(5,162,847)
(242,690,221)	1/6/2022	Societe Generale	(0.17)%	S&P 500®	(10,365,933)
(208,281,863)	11/8/2021	UBS AG	(0.27)%	S&P 500®	(49,258,675)
(1,383,884,436)					(104,169,427)
				Total Unrealized Appreciation	6,667,596
				Total Unrealized Depreciation	(110,837,023)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort Semiconductors

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 99.9%

REPURCHASE AGREEMENTS(a) - 99.9%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $3,048,495
(Cost $3,048,493)	3,048,493	3,048,493

Total Investments - 99.9% (Cost $3,048,493)		3,048,493
Other assets less liabilities - 0.1%		2,901
Net Assets - 100.0%		3,051,394

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements
UltraShort Semiconductors had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,580,920)	1/6/2022	Bank of America NA	(0.02)%	Dow Jones U.S. SemiconductorsSM Index[c]	7,384
(81,073)	11/8/2021	Credit Suisse International	(0.37)%	Dow Jones U.S. SemiconductorsSM Index[c]	(29,720)
(263,487)	11/8/2021	J.P. Morgan Securities	(0.29)%	Dow Jones U.S. SemiconductorsSM Index[c]	(223,910)
(2,215,991)	11/7/2022	Morgan Stanley & Co. International plc	(0.02)%	Dow Jones U.S. SemiconductorsSM Index[c]	(157,697)
(1,249,873)	11/22/2021	Societe Generale	(0.07)%	Dow Jones U.S. SemiconductorsSM Index[c]	(363,262)
(689,119)	11/8/2021	UBS AG	(0.22)%	Dow Jones U.S. SemiconductorsSM Index[c]	(1,556,249)
(6,080,463)					(2,323,454)
				Total Unrealized Appreciation	7,384
				Total Unrealized Depreciation	(2,330,838)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Semiconductors for the components of the underlying reference instrument and their relative weightings.

UltraShort SmallCap600

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 110.2%

REPURCHASE AGREEMENTS(a) - 110.2%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $2,759,295
(Cost $2,759,294)	2,759,294	2,759,294

Total Investments - 110.2% (Cost $2,759,294)		2,759,294
Liabilities in excess of other assets - (10.2%)		(256,344)
Net Assets - 100.0%		2,502,950

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements
UltraShort SmallCap600 had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(980,656)	11/7/2022	Bank of America NA	(0.04)%	S&P SmallCap 600®	(64,555)
(1,008,784)	11/7/2022	Credit Suisse International	(0.37)%	S&P SmallCap 600®	(50,716)
(1,524,044)	11/7/2022	Morgan Stanley & Co. International plc	0.58%	S&P SmallCap 600®	(172,565)
(501,196)	11/7/2022	Societe Generale	0.28%	S&P SmallCap 600®	(92,966)
(990,884)	12/6/2021	UBS AG	0.03%	S&P SmallCap 600®	(360,878)
(5,005,564)					(741,680)
				Total Unrealized Depreciation	(741,680)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Technology

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 88.6%

REPURCHASE AGREEMENTS(a) - 88.6%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $5,813,169 (Cost $5,813,168)	5,813,168	5,813,168

Total Investments - 88.6% (Cost $5,813,168)		5,813,168
Other assets less liabilities - 11.4%		748,466
Net Assets - 100.0%		6,561,634

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Technology had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(1,894,980)	1/6/2022	Bank of America NA	(0.07)%	Dow Jones U.S. TechnologySM Index[c]	(76,817)
(2,755,036)	1/6/2022	BNP Paribas SA	(0.27)%	Dow Jones U.S. TechnologySM Index[c]	(26,834)
(2,109,102)	11/8/2021	Credit Suisse International	(0.42)%	Dow Jones U.S. TechnologySM Index[c]	(696,161)
(756,564)	11/8/2021	Goldman Sachs International	(0.04)%	Dow Jones U.S. TechnologySM Index[c]	(776,205)
(2,301,812)	11/8/2021	J.P. Morgan Securities	(0.29)%	Dow Jones U.S. TechnologySM Index[c]	(252,910)
(199,847)	11/7/2022	Morgan Stanley & Co. International plc	(0.22)%	Dow Jones U.S. TechnologySM Index[c]	(9,494)
(870,763)	11/22/2021	Societe Generale	0.03%	Dow Jones U.S. TechnologySM Index[c]	(112,127)
(2,244,712)	12/6/2021	UBS AG	0.03%	Dow Jones U.S. TechnologySM Index[c]	(217,646)
(13,132,816)					(2,168,194)
				Total Unrealized Depreciation	(2,168,194)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Technology for the components of the underlying reference instrument and their relative weightings.

UltraShort Utilities

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 59.8%

REPURCHASE AGREEMENTS(a) - 59.8%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $1,175,465 (Cost $1,175,465)	1,175,465	1,175,465

Total Investments - 59.8% (Cost $1,175,465)		1,175,465
Other assets less liabilities - 40.2%		789,599
Net Assets - 100.0%		1,965,064

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Utilities had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(714,714)	1/6/2022	Bank of America NA	0.08%	Dow Jones U.S. UtilitiesSM Index[c]	44,539
(460,780)	11/8/2021	Credit Suisse International	(0.37)%	Dow Jones U.S. UtilitiesSM Index[c]	214,698
(215,512)	11/7/2022	Morgan Stanley & Co. International plc	0.03%	Dow Jones U.S. UtilitiesSM Index[c]	15,366
(1,044,337)	11/8/2021	Societe Generale	0.03%	Dow Jones U.S. UtilitiesSM Index[c]	21,686
(1,493,561)	11/8/2021	UBS AG	0.13%	Dow Jones U.S. UtilitiesSM Index[c]	(843,872)
(3,928,904)					(547,583)
				Total Unrealized Appreciation	296,289
				Total Unrealized Depreciation	(843,872)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Utilities for the components of the underlying reference instrument and their relative weightings.

ProShares Trust

Notes to Schedules of portfolio investments

FEBRUARY 28, 2021 (UNAUDITED)

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On February 28, 2021, the Funds had interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Bank of America Securities, Inc., 0.01%, dated 02/26/2021 due 03/01/2021 (a)	Barclays Capital, Inc., 0.01%, dated 02/26/2021 due 03/01/2021 (b)	BNP Paribas Securities Corp., 0.01%, dated 02/26/2021 due 03/01/2021 (c)	Credit Suisse Securities (USA) LLC, 0.00%, dated 02/26/2021 due 03/01/2021 (d)	ING Financial Markets LLC, 0.01%, dated 02/26/2021 due 03/01/2021 (e)	Total
Short 7-10 Year Treasury	$6,151,415	$6,945,563	$11,030,126	$636,353	$12,133,138	$36,896,595
Short 20+ Year Treasury	30,281,202	34,190,502	54,297,328	3,132,538	59,727,061	181,628,631
Short Basic Materials	174,028	196,495	312,049	18,003	343,255	1,043,830
Short Dow30SM	22,344,361	25,229,017	40,065,752	2,311,486	44,072,328	134,022,944
Short Financials	2,018,772	2,279,396	3,619,868	208,839	3,981,856	12,108,731
Short FTSE China 50	631,553	713,086	1,132,439	65,333	1,245,682	3,788,093
Short High Yield	7,396,175	8,351,020	13,262,106	765,122	14,588,317	44,362,740
Short MidCap400	2,828,204	3,193,324	5,071,261	292,573	5,578,387	16,963,749
Short MSCI EAFE	1,759,091	1,986,190	3,154,233	181,975	3,469,657	10,551,146
Short MSCI Emerging Markets	3,099,195	3,499,300	5,557,176	320,606	6,112,893	18,589,170
Short Oil & Gas	405,664	458,035	727,396	41,965	800,136	2,433,196
Short QQQ	34,198,489	38,613,510	61,321,429	3,537,775	67,453,572	205,124,775
Short Real Estate	1,597,135	1,803,325	2,863,828	165,221	3,150,211	9,579,720
Short Russell2000	24,991,464	28,217,859	44,812,281	2,585,324	49,293,509	149,900,437
Short S&P500®	60,781,604	68,628,503	108,987,706	6,287,752	119,886,475	364,572,040
Short SmallCap600	1,034,598	1,168,164	1,855,141	107,027	2,040,655	6,205,585
Ultra 7-10 Year Treasury	1,287,778	1,454,030	2,309,119	133,218	2,540,031	7,724,176
Ultra 20+ Year Treasury	1,823,097	2,058,459	3,269,000	188,596	3,595,900	10,935,052
Ultra Basic Materials	477,998	539,708	857,100	49,448	942,811	2,867,065
Ultra Consumer Goods	50,034	56,493	89,716	5,176	98,687	300,106
Ultra Consumer Services	531,722	600,367	953,433	55,006	1,048,776	3,189,304
Ultra Dow30SM	4,204,735	4,747,566	7,539,525	434,973	8,293,477	25,220,276
Ultra Financials	34,766,513	39,254,866	62,339,955	3,596,536	68,573,951	208,531,821
Ultra FTSE China 50	3,915,586	4,421,087	7,021,050	405,061	7,723,155	23,485,939
Ultra FTSE Europe	368,181	415,714	660,186	38,088	726,205	2,208,374
Ultra Health Care	1,630,255	1,840,720	2,923,215	168,647	3,215,536	9,778,373
Ultra High Yield	2,674,478	3,019,753	4,795,616	276,670	5,275,178	16,041,695
Ultra Industrials	318,989	360,171	571,980	32,999	629,178	1,913,317
Ultra MidCap400	726,861	820,698	1,303,337	75,192	1,433,670	4,359,758
Ultra MSCI Brazil Capped	706,127	797,288	1,266,158	73,048	1,392,775	4,235,396
Ultra MSCI EAFE	1,034,870	1,168,471	1,855,629	107,056	2,041,191	6,207,217
Ultra MSCI Emerging Markets	8,838,803	9,979,891	15,848,888	914,359	17,433,776	53,015,717
Ultra MSCI Japan	445,881	503,444	799,511	46,126	879,462	2,674,424
Ultra Nasdaq Biotechnology	1,084,351	1,224,341	1,944,352	112,174	2,138,787	6,504,005
Ultra Nasdaq Cloud Computing	85,061	96,043	152,526	8,800	167,778	510,208
Ultra Nasdaq Cybersecurity	321,515	363,023	576,510	33,260	634,162	1,928,470
Ultra Oil & Gas	595,996	672,939	1,068,681	61,655	1,175,550	3,574,821
Ultra QQQ	34,979,710	39,495,587	62,722,240	3,618,591	68,994,463	209,810,591
Ultra Real Estate	3,245,822	3,664,858	5,820,094	335,775	6,402,104	19,468,653
Ultra Russell2000	17,702,289	19,987,652	31,742,035	1,831,271	34,916,239	106,179,486
Ultra S&P500®	12,648,229	14,281,114	22,679,582	1,308,437	24,947,541	75,864,903
Ultra Semiconductors	980,458	1,107,034	1,758,062	101,427	1,933,868	5,880,849
Ultra SmallCap600	561,232	633,687	1,006,347	58,059	1,106,982	3,366,307
Ultra Technology	9,391,615	10,604,071	16,840,137	971,546	18,524,151	56,331,520
Ultra Telecommunications	18,318	20,683	32,846	1,895	36,130	109,872
Ultra Utilities	538,109	607,579	964,887	55,667	1,061,375	3,227,617
UltraPro Dow30SM	4,683,906	5,288,598	8,398,728	484,542	9,238,601	28,094,375
UltraPro MidCap400	402,065	453,972	720,945	41,593	793,040	2,411,615
UltraPro QQQ	72,512,409	81,873,754	130,022,252	7,501,284	143,024,476	434,934,175
UltraPro Russell2000	3,709,172	4,188,025	6,650,928	383,707	7,316,021	22,247,853
UltraPro S&P500®	12,542,416	14,161,640	22,489,848	1,297,491	24,738,834	75,230,229

Fund Name	Bank of America Securities, Inc., 0.01%, dated 02/26/2021 due 03/01/2021 (a)	Barclays Capital, Inc., 0.01%, dated 02/26/2021 due 03/01/2021 (b)	BNP Paribas Securities Corp., 0.01%, dated 02/26/2021 due 03/01/2021 (c)	Credit Suisse Securities (USA) LLC, 0.00%, dated 02/26/2021 due 03/01/2021 (d)	ING Financial Markets LLC, 0.01%, dated 02/26/2021 due 03/01/2021 (e)	Total
UltraPro Short 20+ Year Treasury	8,409,748	9,495,445	15,079,548	869,974	16,587,502	50,442,217
UltraPro Short Dow30SM	29,023,856	32,770,833	52,042,777	3,002,468	57,247,055	174,086,989
UltraPro Short MidCap400	923,045	1,042,210	1,655,115	95,487	1,820,627	5,536,484
UltraPro Short QQQ	54,200,956	61,198,294	97,187,922	5,606,995	106,906,714	325,100,881
UltraPro Short Russell2000	15,061,847	17,006,330	27,007,451	1,558,122	29,708,195	90,341,945
UltraPro Short S&P500®	13,824,454	15,609,189	24,788,676	1,430,116	27,267,543	82,919,978
UltraShort 7-10 Year Treasury	4,365,422	4,928,997	7,827,652	451,595	8,610,416	26,184,082
UltraShort 20+ Year Treasury	41,665,432	47,044,436	74,710,432	4,310,217	82,181,475	249,911,992
UltraShort Basic Materials	262,322	296,186	470,369	27,137	517,405	1,573,419
UltraShort Consumer Goods	126,176	142,465	226,246	13,053	248,871	756,811
UltraShort Consumer Services	173,492	195,890	311,090	17,948	342,199	1,040,619
UltraShort Dow30SM	14,474,140	16,342,749	25,953,629	1,497,325	28,548,992	86,816,835
UltraShort Financials	2,085,414	2,354,641	3,739,363	215,732	4,113,300	12,508,450
UltraShort FTSE China 50	2,527,779	2,854,115	4,532,570	261,494	4,985,827	15,161,785
UltraShort FTSE Europe	1,120,840	1,265,542	2,009,785	115,949	2,210,763	6,722,879
UltraShort Health Care	253,526	286,255	454,597	26,227	500,057	1,520,662
UltraShort Industrials	169,339	191,200	303,642	17,518	334,005	1,015,704
UltraShort MidCap400	446,189	503,792	800,063	46,157	880,070	2,676,271
UltraShort MSCI Brazil Capped	1,635,743	1,846,917	2,933,057	169,215	3,226,362	9,811,294
UltraShort MSCI EAFE	241,901	273,131	433,755	25,024	477,130	1,450,941
UltraShort MSCI Emerging Markets	694,976	784,697	1,246,163	71,894	1,370,778	4,168,508
UltraShort MSCI Japan	522,539	589,997	936,965	54,056	1,030,661	3,134,218
UltraShort Nasdaq Biotechnology	1,587,953	1,792,958	2,847,365	164,271	3,132,101	9,524,648
UltraShort Oil & Gas	2,373,192	2,679,571	4,255,380	245,503	4,680,919	14,234,565
UltraShort QQQ	19,960,811	22,537,750	35,791,799	2,064,911	39,370,978	119,726,249
UltraShort Real Estate	3,792,118	4,281,679	6,799,660	392,288	7,479,625	22,745,370
UltraShort Russell2000	12,903,639	14,569,497	23,137,559	1,334,859	25,451,314	77,396,868
UltraShort S&P500®	31,783,331	35,886,556	56,990,801	3,287,931	62,689,882	190,638,501
UltraShort Semiconductors	508,246	573,860	911,338	52,577	1,002,472	3,048,493
UltraShort SmallCap600	460,030	519,421	824,883	47,589	907,371	2,759,294
UltraShort Technology	969,174	1,094,294	1,737,829	100,259	1,911,612	5,813,168
UltraShort Utilities	195,974	221,274	351,402	20,273	386,542	1,175,465

	$706,241,135	$797,416,786	$1,266,363,420	$73,059,429	$1,392,999,756	$4,236,080,526

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at February 28, 2021 as follows:

(a)	U.S. Treasury Notes, 0.13% to 2.38%, due 4/15/2021 to 5/15/2027, which had an aggregate value at the Trust level of $739,500,103.
(b)	U.S. Treasury Bills, 0%, due 3/16/2021; U.S. Treasury Bonds, 3%, due 5/15/2047; U.S. Treasury Notes, 0.13% to 0.63%, due 1/15/2024 to 10/15/2024, which had an aggregate value at the Trust level of $834,969,431.
(c)	U.S. Treasury Bills, 0%, due 4/22/2021 to 1/27/2022; U.S. Treasury Bonds, 0% to 7.63%, due 2/15/2025 to 8/15/2050; U.S. Treasury Notes, 0.13% to 3.13%, due 4/15/2021 to 5/15/2029, which had an aggregate value at the Trust level of $1,326,000,049.
(d)	U.S. Treasury Bonds, 0%, due 5/15/2038 to 2/15/2047, which had an aggregate value at the Trust level of $76,500,000.
(e)	Federal Farm Credit Bank, 0% to 3.10%, due 7/28/2021 to 1/4/2035; Federal Home Loan Bank, 0% to 5.50%, due 3/8/2021 to 7/15/2036; Federal Home Loan Mortgage Corp., 0%, due 9/15/2029 to 3/15/2031; Federal National Mortgage Association, 0% to 6.63%, due 1/7/2025 to 11/15/2030; U.S. Treasury Bills, 0%, due 3/2/2021 to 5/20/2021; U.S. Treasury Bonds, 2.13% to 6%, due 2/15/2026 to 8/15/2049; U.S. Treasury Notes, 0.13% to 2.88%, due 3/31/2021 to 8/15/2028, which had an aggregate value at the Trust level of $1,458,600,995.